Registration No. 2-33227

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549
                                    --------

                         POST-EFFECTIVE AMENDMENT NO. 58

                                       TO

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      under

                           THE SECURITIES ACT OF 1933

                                       and

                             REGISTRATION STATEMENT

                                      under

                       THE INVESTMENT COMPANY ACT OF 1940
                                    --------

                     PRINCIPAL CAPITAL VALUE FUND, INC.
               (Exact name of Registrant as specified in Charter)

                          The Principal Financial Group
                             Des Moines, Iowa 50392
                    (Address of principal executive offices)
                                    --------

                         Telephone Number (515) 248-3842
                                    --------

MICHAEL D. ROUGHTON                      Copy to:
The Principal Financial Group            JOHN W. BLOUCH, L.L.P.
Des Moines, Iowa  50392                  Suite 405 West
                                         1025 Thomas Jefferson Street, N.W.
                                         Washington, DC  20007-0805

                     (Name and address of agent for service)
                                   ----------


It is  proposed that this filing will become effective (check appropriate box)

      _____   immediately upon filing pursuant to paragraph (b) of Rule 485
      __X__   on March 1, 2002 pursuant to paragraph (b) of Rule 485
      _____   60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
      _____   on (date) pursuant  to  paragraph (a)(1) of Rule 485
      _____   75 days  after  filing pursuant  to  paragraph  (a)(2) of Rule 485
      _____   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

              This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                                   ----------



                             PRINCIPAL MUTUAL FUNDS

DOMESTIC GROWTH-ORIENTED FUNDS      INTERNATIONAL GROWTH-ORIENTED FUNDS
------------------------------      -----------------------------------
PRINCIPAL BALANCED FUND, INC.       PRINCIPAL EUROPEAN EQUITY FUND, INC.
PRINCIPAL BLUE CHIP FUND, INC.      PRINCIPAL INTERNATIONAL EMERGING MARKETS
                                    FUND, INC.
PRINCIPAL CAPITAL VALUE FUND, INC.  PRINCIPAL INTERNATIONAL FUND, INC.
PRINCIPAL GROWTH FUND, INC.         PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.
PRINCIPAL LARGECAP STOCK INDEX      PRINCIPAL PACIFIC BASIN FUND, INC.
FUND, INC.
PRINCIPAL MIDCAP FUND, INC.
PRINCIPAL PARTNERS EQUITY GROWTH    INCOME-ORIENTED FUNDS
FUND, INC.                          ---------------------
PRINCIPAL PARTNERS LARGECAP BLEND   PRINCIPAL BOND FUND, INC.
FUND, INC.
PRINCIPAL PARTNERS LARGECAP GROWTH  PRINCIPAL GOVERNMENT SECURITIES INCOME
FUND, INC.                          FUND, INC.
PRINCIPAL PARTNERS LARGECAP VALUE   PRINCIPAL LIMITED TERM BOND FUND, INC.
FUND, INC.
PRINCIPAL PARTNERS MIDCAP GROWTH    PRINCIPAL TAX-EXEMPT BOND FUND, INC.
FUND, INC.
PRINCIPAL PARTNERS SMALLCAP GROWTH
FUND, INC.
PRINCIPAL REAL ESTATE FUND, INC.
PRINCIPAL SMALLCAP FUND, INC.       MONEY MARKET FUND
                                    -----------------
PRINCIPAL UTILITIES FUND, INC.      PRINCIPAL CASH MANAGEMENT FUND, INC.




This Prospectus describes Mutual Funds organized by Principal Life Insurance Company/(R)/ ("Principal Life"). The Funds provide a choice of investment objectives through the Funds listed above.





                 The date of this Prospectus is March 1, 2002.


Neither the Securities and Exchange Commission nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

Fund Descriptions.......................................................

 Domestic Growth-Oriented Funds.........................................
  Balanced Fund.........................................................

  Blue Chip Fund........................................................

  Capital Value Fund....................................................

  Growth Fund...........................................................

  LargeCap Stock Index Fund.............................................

  MidCap Fund...........................................................

  Partners Equity Growth Fund...........................................

  Partners LargeCap Blend Fund..........................................

  Partners LargeCap Growth Fund.........................................

  Partners LargeCap Value Fund..........................................

  Partners MidCap Growth Fund...........................................

  Partners SmallCap Growth Fund.........................................

  Real Estate Fund......................................................

  SmallCap Fund.........................................................

  Utilities Fund........................................................


 International Growth-Oriented Funds....................................
  European Equity Fund..................................................

  International Emerging Markets Fund...................................

  International Fund....................................................

  International SmallCap Fund...........................................

  Pacific Basin Fund....................................................


 Income Funds...........................................................
  Bond Fund.............................................................

  Government Securities Income Fund.....................................

  Limited Term Bond Fund................................................

  Tax-Exempt Bond Fund..................................................


 Money Market Fund......................................................
  Cash Management Fund..................................................


The Costs of Investing..................................................

Certain Investment Strategies and Related Risks.........................

Management, Organization and Capital Structure..........................

Pricing of Fund Shares..................................................

Dividends and Distributions.............................................

How to Buy Shares.......................................................

How to Redeem (Sell) Shares.............................................

How to Exchange Shares Among Principal Mutual Funds.....................

General Information about a Fund Account................................

Financial Highlights ....................................................

Appendix A ..............................................................

FUND DESCRIPTIONS


The Principal Mutual Funds have four categories of funds: domestic growth-oriented funds, international growth-oriented funds, income-oriented funds and a money market fund. Principal Management Corporation*, the "Manager" of each of the Funds, has selected a Sub-Advisor for certain Funds based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Manager seeks to provide a wide range of investment approaches through the Principal Mutual Funds.


The Sub-Advisors are:
.. Alliance Capital Management L.P. through its Bernstein Investment Research and
  Management unit ("Bernstein")
.. Berger Financial Group LLC ("Berger")
.. Duncan-Hurst Capital Management Inc. ("Duncan-Hurst")
.. Federated Management Corporation ("Federated")
.. Invista Capital Management, LLC/(R)/ ("Invista")*
.. Morgan Stanley Asset Management ("Morgan Stanley")
.. Principal Capital Global Investors Limited, doing business as BT Funds
  Management ("BT Funds Management")*
.. Principal Capital Income Investors, LLC ("Principal Capital - II")*
.. Turner Investment Partners, Inc. ("Turner")
  * Principal Management Corporation, Invista, BT Funds Management, Principal Capital - II and Principal Life are members of the Principal Financial Group/(R)/.


The Funds each offer two classes of shares through this Prospectus:
.. Class A shares which are generally sold with a sales charge that is a variable percentage based on the amount of the purchase; and .. Class B shares which are not subject to a sales charge at the time of purchase but are subject to a contingent deferred sales charge ("CDSC") on shares redeemed within six years of purchase.

In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS
These sections summarize how each Fund intends to achieve its investment objective. The Fund's primary investment strategy (including the type or types of securities in which the Fund invests) is discussed. In addition, there is a discussion of any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. You should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS
A bar chart and a table are included with each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:
.. a broad based securities market index (An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
.. an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Call the Principal Mutual Funds at 1-800-247-4123 to get the current 7-day yield for the Cash Management Fund.

FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets) and are shown as of the end of the most recent fiscal year. A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help you compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume you invest $10,000 in a Fund for the time periods indicated. The examples also assume that your investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown.


NOTES:

.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Mutual Funds, a Fund, the Manager or any Sub-Advisor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PRINCIPAL BALANCED FUND, INC.
The Fund seeks to generate a total return consisting of current income and long-term growth of capital.

MAIN STRATEGIES
The Fund seeks growth of capital and current income by investing primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities) and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Fund's assets. The remainder of the Fund's assets is invested in bonds and cash.

Invista serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in equity securities. In making its selection Invista looks for companies that have predictable earnings and which, based on growth prospects, it believes are undervalued in the marketplace. Invista buys stocks with the objective of long-term capital appreciation. From time to time, Invista purchases stocks with the expectation of price appreciation over the short-term. In response to changes in economic conditions, Invista may change the make-up of the portfolio and emphasize different market sectors by buying and selling the portfolio's stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.


Principal Capital - II serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in fixed-income securities. Fixed-income securities are purchased to generate income and for capital appreciation purposes when Principal Capital - II thinks that declining interest rates may increase market value. Deep discount bonds (those which sell at a substantial discount from their face amount) are also purchased to generate capital appreciation. The Fund may invest in bonds with speculative characteristics but does not intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's Rating Service or Baa by Moody's Investors Service, Inc. Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.


MAIN RISKS
The value of the stocks owned by the Fund changes on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Fixed-income security values change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


Because the Fund invests in both stocks and bonds, the Fund may under-perform stock funds when stocks are in favor and under-perform bond funds when bonds are in favor. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking current income as well as long-term growth of capital.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 "1992" 10.47
"1993"  9.01
"1994"  -3.38
"1995"  23.39
"1996"  13
"1997"  17.29
"1998"  11.2
"1999"  0.63
"2000"  -0.71
"2001"  -7.16



                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q2 '97  9.23%
                           LOWEST  Q1 '01  -7.69%

The year-to-date return as of December 31, 2001 for Class A is -7.16% and for Class B is -7.82%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES) ...................        -11.57                2.88                 6.46                   7.99
     (AFTER TAXES ON DISTRIBUTIONS)........        -12.33                1.18                 4.31                   5.87
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................         -7.05                1.77                 4.43                   5.78
 CLASS B...................................        -11.46                2.75                  N/A                   7.12
 S&P 500 Index ............................        -11.88               10.70                12.93
 Lehman Brothers Aggregate Bond Index .....          8.42                7.43                 7.23
 Lipper Balanced Fund Average .............         -4.39                7.78                 9.52
 Morningstar Domestic Hybrid Category .....         -4.01                7.01                 8.98
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class A was December 18, 1987 and for Class B was December 9, 1994.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A   CLASS B
 Management Fees........................   0.59%     0.59%
 12b-1 Fees.............................   0.25      0.84
 Other Expenses.........................   0.51      0.62
                                           ----      ----
           TOTAL FUND OPERATING EXPENSES   1.35%     2.05%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                     NUMBER OF YEARS YOU OWN YOUR SHARES
               1        3          5         10             1        3          5         10
 CLASS A------$606-----$882-----$1,179-----$2,022----------$606-----$882-----$1,179-----$2,022-
 CLASS B       620      970      1,335      2,116           208      643      1,103      2,116

PRINCIPAL BLUE CHIP FUND, INC.
The Fund seeks to achieve growth of capital and growth of income by investing primarily in common stocks of well capitalized, established companies.

MAIN STRATEGIES
The Fund invests primarily in common stocks of well established large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizationS (those with market capitalizations similar to companies in the S&P 500 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

Blue chip companies are easily identified by:
.. size (market capitalization of at least $1 billion)
.. established history of earnings and dividends
.. easy access to credit
.. superior management structure
.. good industry position

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 20% of Fund assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, they may also involve greater risk than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 "1992" 6.09
"1993"  2.62
"1994"  3.36
"1995"  33.19
"1996"  16.78
"1997"  26.25
"1998"  16.65
"1999"  11.96
"2000"  -10.89
"2001"  -18.13



                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q2 '97  16.40%
                           LOWEST  Q3 '98  -9.92%

The year-to-date return as of December 31, 2001 for Class A is -18.13% and for Class B is -18.72%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................        -22.04                2.74                 7.20                   8.01
     (AFTER TAXES ON DISTRIBUTIONS)........        -22.06                2.05                 6.36                   7.20
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................        -13.42                2.15                 5.75                   6.49
 CLASS B...................................        -21.98                2.62                  N/A                   8.80
 S&P 500 Index ............................        -11.88               10.70                12.93
 Lipper Large-Cap Core Fund Average .......        -13.76                8.36                11.25
 Morningstar Large Blend Category .........        -13.68                8.87                11.31
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class A was March 1, 1991 and for Class B was December 9, 1994.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A   CLASS B
 Management Fees........................   0.60%     0.60%
 12b-1 Fees.............................   0.25      0.86
 Other Expenses.........................   0.65      0.75
                                           ----      ----
           TOTAL FUND OPERATING EXPENSES   1.50%     2.21%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                     NUMBER OF YEARS YOU OWN YOUR SHARES
               1        3          5         10             1        3          5         10
 CLASS A     $620    $  927    $1,255    $2,180           $620    $  927    $1,255    $2,180
 CLASS B      635     1,017     1,414     2,281            224       691     1,185     2,281

PRINCIPAL CAPITAL VALUE FUND, INC.
The Fund seeks long-term growth of capital and secondarily growth of investment income through the purchase primarily of common stocks, but the Fund may invest in other securities.

MAIN STRATEGIES
The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. The Fund is managed with bottom-up fundamental stock selection discipline that focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.
The Fund's performance is driven by fundamental stock selection skills that utilize a systematic investment process designed to identify a superior pool of stocks to analyze.

Invista focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may under-perform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the

Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 "1992" 9.09
"1993"  7.56
"1994"  0.21
"1995"  31.9
"1996"  23.42
"1997"  28.69
"1998"  12.13
"1999"  -6.86
"2000"  -0.08
"2001"  -8.55



                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q2 '97  13.29%
                           LOWEST  Q3 '99  -12.45%

The year-to-date return as of December 31, 2001 for Class A is -8.55% and for Class B is -9.29%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................        -12.90                3.19                 8.40                   11.29
     (AFTER TAXES ON DISTRIBUTIONS)........        -13.20                1.43                 5.99                    7.66
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................         -7.86                2.32                 6.14                    7.56
 CLASS B...................................        -12.91                3.04                  N/A                    9.84
 S&P 500 Index ............................        -11.88               10.70                12.93
 S&P/Barra 500 Value Index ................        -11.71                9.49                13.09
 Russell 1000 Value Index/(1)/ ............         -5.59               11.14                14.15
 Lipper Large-Cap Value Fund Average ......         -6.68                8.63                11.68
 Morningstar Large Value Category .........         -5.37                8.84                11.88
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class A was October 15, 1969 and for Class B was December 9, 1994.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A   CLASS B
 Management Fees........................   0.57%     0.57%
 12b-1 Fees.............................   0.14      0.67
 Other Expenses.........................   0.24      0.47
                                           ----      ----
           TOTAL FUND OPERATING EXPENSES   0.95%     1.71%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                     NUMBER OF YEARS YOU OWN YOUR SHARES
               1        3          5         10             1        3          5         10
 CLASS A     $567     $763     $  976     $1,586          $567     $763     $  976     $1,586
 CLASS B      587      869      1,163      1,723           174      539        928      1,723

PRINCIPAL GROWTH FUND, INC.
The Fund seeks long-term growth of capital and secondarily growth of investment income through the purchase primarily of common stocks, but the Fund may invest in other securities.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.


Invista places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 "1992" 10.16
"1993"  7.51
"1994"  3.21
"1995"  33.47
"1996"  12.23
"1997"  28.41
"1998"  20.37
"1999"  16.13
"2000"  -10.64
"2001"  -26.1



                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q4 '98  19.08%
                           LOWEST  Q1 '01  -23.57%

The year-to-date return as of December 31, 2001 for Class A is -26.10% and for Class B is -26.65%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................        -29.60                2.46                 7.53                   9.53
     (AFTER TAXES ON DISTRIBUTIONS)........        -29.60                0.63                 5.92                   7.55
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................        -18.03                2.44                 6.23                   7.46
 CLASS B...................................        -29.59                2.57                  N/A                   8.42
 S&P 500 Index ............................        -11.88               10.70                12.93
 Russell Midcap Growth Index/(1)/ .........        -20.16                9.02                11.11
 Lipper Large-Cap Growth Fund Average .....        -22.95                8.52                10.33
 Morningstar Large Growth Category ........        -23.63                8.24                10.03
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class A was October 15, 1969 and for Class B was December 9, 1994.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A   CLASS B
 Management Fees........................   0.57%     0.57%
 12b-1 Fees.............................   0.25      0.72
 Other Expenses.........................   0.48      0.59
                                           ----      ----
           TOTAL FUND OPERATING EXPENSES   1.30%     1.88%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                     NUMBER OF YEARS YOU OWN YOUR SHARES
               1        3          5         10             1        3          5         10
 CLASS A     $601     $868     $1,154     $1,968          $601     $868     $1,154     $1,968
 CLASS B      603      920      1,249      1,979           191      591      1,016      1,979

PRINCIPAL LARGECAP STOCK INDEX FUND, INC.
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") 500 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P 500. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


MAIN RISKS
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the

Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the fund by showing changes in the Fund's Class A share performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -12.53


                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q4 '01  10.50%
                           LOWEST  Q3 '01  -14.90%

The year-to-date return as of December 31, 2001 for Class A is -12.53% and for Class B is -12.91%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................        -13.86                 N/A                  N/A                   -9.27
     (AFTER TAXES ON DISTRIBUTIONS)........        -14.02                 N/A                  N/A                   -9.46
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................         -8.44                 N/A                  N/A                   -7.44
 CLASS B...................................        -13.99                 N/A                  N/A                   -9.52
 S&P 500 Index ............................        -11.88               10.70                12.93
 Lipper S&P 500 Index Fund Average ........        -12.48               10.19                12.52
 Morningstar Large Blend Category .........        -13.68                8.87                11.31
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * Fund's SEC effective date was March 1, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                CLASS A                 CLASS B
 Management Fees*......          0.35 %                  0.35%
 12b-1 Fees............          0.15                    0.40
 Other Expenses........          0.94                    1.12
                                 ----                    ----
   TOTAL FUND OPERATING
               EXPENSES          1.44%                   1.87%
 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses
  (expressed as a percent of average net assets attributable to a Class on an annualized basis)
  not to exceed:
   0.90% for Class A Shares
   1.25% for Class B Shares


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                     NUMBER OF YEARS YOU OWN YOUR SHARES
               1        3          5         10             1        3          5         10
 CLASS A     $294     $599     $  925     $1,848          $294     $599     $  925     $1,848
 CLASS B      319      670      1,069      2,026           190      588      1,011      2,026

PRINCIPAL MIDCAP FUND, INC.
The Fund seeks to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 20% of Fund assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 "1992" 14.81
"1993"  12.29
"1994"  3.03
"1995"  34.2
"1996"  19.13
"1997"  22.94
"1998"  -0.23
"1999"  11.62
"2000"  15.36
"2001"  -4.4



                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q4 '99  21.55%
                           LOWEST  Q3 '98  -21.24%

The year-to-date return as of December 31, 2001 for Class A is -4.40% and for Class B is -4.90% .

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................        -8.93                 7.54                11.81                   14.02
     (AFTER TAXES ON DISTRIBUTIONS)........        -9.52                 5.38                10.41                   12.62
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................        -4.97                 5.73                 9.78                   11.89
 CLASS B...................................        -8.59                 7.80                  N/A                   13.58
 S&P MidCap 400 Index .....................        -0.60                16.11                15.01
 Russell Midcap Index/(1)/ ................        -5.63                11.39                13.57
 Lipper Mid-Cap Core Fund Average .........        -3.63                12.17                13.20
 Morningstar Mid-Cap Blend Category .......        -4.96                 9.62                12.26
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class A was December 18, 1987 and for Class B was December 9, 1994.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A   CLASS B
 Management Fees........................   0.56%     0.56%
 12b-1 Fees.............................   0.22      0.62
 Other Expenses.........................   0.38      0.43
                                           ----      ----
           TOTAL FUND OPERATING EXPENSES   1.16%     1.61%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                     NUMBER OF YEARS YOU OWN YOUR SHARES
               1        3          5         10             1        3          5         10
 CLASS A     $588     $826     $1,083     $1,817          $588     $826     $1,083     $1,817
 CLASS B      577      840      1,112      1,735           164      508        876      1,735

PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.
The Fund seeks to achieve long-term capital appreciation.

MAIN STRATEGIES
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. These companies are generally characterized as "growth" companies. Under normal market conditions, The Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index) at the time of purchase. The Sub-Advisor, Morgan Stanley, emphasizes individual security selection and may focus the Fund's holdings within the limits permissible for a diversified fund. The Fund's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. markets.

Morgan Stanley follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies with consistent or rising earnings growth records and compelling business strategies. Morgan Stanley continually and rigorously studies company developments, including business strategy, management focus and financial results to identify companies with earnings growth and business momentum. In addition, Morgan Stanley closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.


The Fund has a long-term investment approach. However, Morgan Stanley considers selling securities of issuers that no longer meet its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -15.89
 2000   -12.24


                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q4 '01  12.23%
                           LOWEST  Q3 '01  -18.43%

The year-to-date return as of December 31, 2001 for Class A is -15.89% and for Class B is -16.43%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................        -19.88                 N/A                  N/A                  -10.49
     (AFTER TAXES ON DISTRIBUTIONS)........        -19.88                 N/A                  N/A                  -10.49
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................        -12.11                 N/A                  N/A                   -8.28
 CLASS B...................................        -19.77                 N/A                  N/A                  -10.34
 S&P 500 Index ............................        -11.88               10.70                12.93
 Lipper Large-Cap Growth Fund Average .....        -22.95                8.52                10.33
 Morningstar Large Growth Category ........        -23.63                8.24                10.03
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * Fund's SEC effective date was November 1, 1999.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A   CLASS B
 Management Fees........................   0.75%     0.75%
 12b-1 Fees.............................   0.25      0.92
 Other Expenses.........................   0.90      0.96
                                           ----      ----
           TOTAL FUND OPERATING EXPENSES   1.90%     2.63%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                     NUMBER OF YEARS YOU OWN YOUR SHARES
               1        3          5         10             1        3          5         10
 CLASS A     $659    $1,044    $1,453    $2,592           $659    $1,044    $1,453    $2,592
 CLASS B      676     1,139     1,620     2,974            266       817     1,395     2,974

PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities of companies that the Sub-Advisor, Federated, believes offers superior growth prospects or of companies whose stock is undervalued. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, Federated looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Federated attempts to identify good long-term values through disciplined investing and careful fundamental research.


Using its own quantitative process, Federated rates the future performance potential of companies. It evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to sector risk that is the possibility that a certain sector may under-perform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth, they may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -7.32


                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q4 '01  8.21%
                           LOWEST  Q3 '01  -11.19%

The year-to-date return as of December 31, 2001 for Class A is -7.32% and for Class B is -8.00%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................        -11.74                 N/A                  N/A                   -8.19
     (AFTER TAXES ON DISTRIBUTIONS)........        -11.74                 N/A                  N/A                   -8.19
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................         -7.15                 N/A                  N/A                   -6.55
 CLASS B...................................        -11.68                 N/A                  N/A                   -8.13
 S&P 500 Index ............................        -11.88               10.70                12.93
 Lipper Large-Cap Core Fund Average .......        -13.76                8.36                11.25
 Morningstar Large Blend Category .........        -13.68                8.87                11.31
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * Fund's SEC effective date was December 22, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                CLASS A                 CLASS B
 Management Fees*......          0.75%                   0.75%
 12b-1 Fees............          0.25                    0.89
 Other Expenses........          1.25                    1.37
                                 ----                    ----
   TOTAL FUND OPERATING
               EXPENSES          2.25%                   3.01%
 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses
  (expressed as a percent of average net assets attributable to a Class on an annualized basis)
  not to exceed:
   1.95% for Class A Shares
   2.70% for Class B Shares


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                     NUMBER OF YEARS YOU OWN YOUR SHARES
               1        3          5         10             1        3          5         10
 CLASS A     $692    $1,145    $1,623    $2,937           $692    $1,145    $1,623    $2,937
 CLASS B      712     1,249     1,802     3,067            304       930     1,582     3,067

PRINCIPAL PARTNERS LARGECAP GROWTH FUND, INC.
The Fund seeks to achieve long-term growth of capital by investing primarily in common stocks of larger capitalization domestic companies.

MAIN STRATEGIES
The Fund is a non-diversified fund that invests primarily in equity securities of companies in the U.S. with comparatively larger market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Index) at the time of purchase. In addition, the Fund may invest up to 25% of its assets in securities of foreign issuers.

In selecting securities for investment, the Sub-Advisor, Duncan-Hurst, looks at stocks it believes have prospects for above average growth over an extended period of time. Duncan-Hurst seeks to identify companies with accelerating earnings growth and positive company fundamentals. While economic forecasting and industry sector analysis play a part in its research effort, Duncan-Hurst's stock selection process begins with individual company analysis. This is often referred to as a bottom-up approach to investing. From a group of companies that meet Duncan-Hurst's standards, it selects the securities of those companies that it believes will have accelerating earnings growth. In making this determination, Duncan-Hurst considers certain characteristics of a particular company including new product development, management change and competitive market dynamics.


MAIN RISKS
While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of the stocks owned by the Fund changes on a daily basis. The current price reflects the activities of individual companies and general market conditions. In the short-term, stock prices fluctuate dramatically in response to these factors. As a result, the value of an investment in the Fund will go up and down. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other funds.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


The Fund is a non-diversified company, as defined in the Investment Company Act of 1940, as amended, which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers. The value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors who are seeking long-term growth and are willing to accept the potential for short-term, volatile fluctuations in the value of their investment. This Fund is designed as a long-term investment with growth potential.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -31.12


                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q4 '01  11.68%
                           LOWEST Q4 '00-21.67%

The year-to-date return as of December 31, 2001 for Class A is -31.12% and for Class B is -31.45%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................        -34.43                 N/A                  N/A                  -35.63
     (AFTER TAXES ON DISTRIBUTIONS)........        -34.43                 N/A                  N/A                  -35.63
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................        -20.97                 N/A                  N/A                  -27.34
 CLASS B...................................        -34.19                 N/A                  N/A                  -35.72
 S&P 500 Index ............................        -11.88               10.70                12.93
 Russell 1000 Growth Index ................        -20.42                8.27                10.79
 Lipper Large-Cap Growth Fund Average .....        -22.95                8.52                10.33
 Morningstar Large Growth Category ........        -23.63                8.24                10.03
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * Fund's SEC effective date was March 1, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                CLASS A                 CLASS B
 Management Fees*......          0.90%                   0.90%
 12b-1 Fees............          0.25                    0.87
 Other Expenses........          1.54                    1.72
                                 ----                    ----
   TOTAL FUND OPERATING
               EXPENSES          2.69%                   3.49%
 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses
  (expressed as a percent of average net assets attributable to a Class on an annualized basis)
  not to exceed:
   1.95% for Class A Shares
   2.70% for Class B Shares


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                     NUMBER OF YEARS YOU OWN YOUR SHARES
               1        3          5         10             1        3          5         10
 CLASS A     $734    $1,271    $1,832    $3,354           $734    $1,271    $1,832    $3,354
 CLASS B      758     1,385     2,028     3,504            352     1,071     1,812     3,504

PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value, but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. appear attractive on a dividend discount model.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the

Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   4.39


                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q4 '01  7.73%
                           LOWEST  Q3 '01  -6.79%

The year-to-date return as of December 31, 2001 for Class A is 4.39% and for Class B is 3.80%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................        -0.61                  N/A                  N/A                   2.73
     (AFTER TAXES ON DISTRIBUTIONS)........        -1.05                  N/A                  N/A                   2.28
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................        -0.37                  N/A                  N/A                   1.96
 CLASS B...................................        -0.20                  N/A                  N/A                   3.24
 Russell 1000 Value Index .................        -5.59                11.14                14.15
 Lipper Large-Cap Value Fund Average ......        -6.68                 8.63                11.68
 Morningstar Large Value Category .........        -5.37                 8.84                11.88
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * Fund's SEC effective date was December 22, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                CLASS A                 CLASS B
 Management Fees*......          0.75 %                  0.75%
 12b-1 Fees............          0.25                    0.89
 Other Expenses........          1.04                    1.18
                                 ----                    ----
   TOTAL FUND OPERATING
               EXPENSES          2.04%                   2.82 %
 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses
  (expressed as a percent of average net assets attributable to a Class on an annualized basis)
  not to exceed:
   1.95% for Class A Shares
   2.70% for Class B Shares


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                     NUMBER OF YEARS YOU OWN YOUR SHARES
               1        3          5         10             1        3          5         10
 CLASS A     $672    $1,084    $1,521    $2,731           $672    $1,084    $1,521    $2,731
 CLASS B      694     1,194     1,712     2,875            285       874     1,489     2,875

PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.
The Fund seeks to achieve long-term growth of capital by investing primarily in medium capitalization U.S. companies with strong earnings growth potential.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell MidCap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell MidCap Growth Index. The Fund may invest up to 10% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -28.07


                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q4 '01  25.12%
                           LOWEST Q3 '01-31.94%

The year-to-date return as of December 31, 2001 for Class A is -28.07% and for Class B is -28.53%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................        -31.52                N/A                   N/A                  -32.72
     (AFTER TAXES ON DISTRIBUTIONS)........        -31.52                N/A                   N/A                  -32.72
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................        -19.19                N/A                   N/A                  -25.23
 CLASS B...................................        -31.39                N/A                   N/A                  -32.92
 Russell Midcap Growth Index ..............        -20.16               9.02                 11.11
 Lipper Mid-Cap Growth Fund Average .......        -21.17               8.64                 10.53
 Morningstar Mid-Cap Growth Category ......        -21.28               8.44                 10.30
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * Fund's SEC effective date was March 1, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                CLASS A                 CLASS B
 Management Fees*......          0.90%                   0.90%
 12b-1 Fees............          0.25                    0.87
 Other Expenses........          1.52                    1.68
                                 ----                    ----
   TOTAL FUND OPERATING
               EXPENSES          2.67 %                  3.45 %
 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses
  (expressed as a percent of average net assets attributable to a Class on an annualized basis)
  not to exceed:
   1.95% for Class A Shares
   2.70% for Class B Shares


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                     NUMBER OF YEARS YOU OWN YOUR SHARES
               1        3          5         10             1        3          5         10
 CLASS A     $732    $1,265    $1,823    $3,335           $732    $1,265    $1,823    $3,335
 CLASS B      754     1,373     2,009     3,473            348     1,059     1,793     3,473

PRINCIPAL PARTNERS SMALLCAP GROWTH FUND, INC.
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in a diversified group of equity securities of small growth companies. Generally, the Fund invests in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index) at the time of purchase.

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of small companies with the potential for rapid earnings growth. In selecting securities for investment, the Sub-Advisor, Berger, focuses on companies that it believes demonstrate the following traits:
.. Long-term appreciation potential: open-ended business opportunity;
.. Strong revenue-driven earnings growth;
.. Seasoned management team: integrity, ability, commitment, execution;
.. Innovative products or services;
.. Defensible barriers to entry: e.g. proprietary technology;
.. Solid financial statements: profitability, conservative balance sheet and accounting;
.. Long-term market share leaders in emerging and growing industries; and .. Appropriate valuations.

Berger will generally sell a security when it no longer meets Berger's investment criteria or when it has met Berger's expectations for appreciation. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS
Investments in companies with small market capitalizations carry their own risks. Historically, small company securities have been more volatile in price than larger company securities, especially over the short-term. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies and general market and economic conditions. In the short term, stock prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. This Fund is designed for long term investors for a portion of their investments. It is not designed for investors seeking income or conservation of capital.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors who are seeking long-term growth and are willing to accept the potential for volatile fluctuations in the value of their investment.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -31.23


                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q4 '01  27.30%
                           LOWEST  Q3 '01  -36.13%

The year-to-date return as of December 31, 2001 for Class A is -31.23% and for Class B is -31.70%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................        -34.49                N/A                   N/A                  -30.99
     (AFTER TAXES ON DISTRIBUTIONS)........        -34.49                N/A                   N/A                  -30.99
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................        -21.00                N/A                   N/A                  -24.77
 CLASS B...................................        -34.44                N/A                   N/A                  -30.92
 Russell 2000 Growth Index ................         -9.23               2.87                  7.19
 Lipper Small-Cap Growth Fund Average .....        -10.79               9.31                 11.52
 Morningstar Small Growth Category ........         -9.02               8.94                 10.89
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * Fund's SEC effective date was December 22, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                CLASS A                  CLASS B
 Management Fees*......             0.90%                 0.90%
 12b-1 Fees............             0.25                  0.91
 Other Expenses........             1.79                  2.01
                                --------                  ----
   TOTAL FUND OPERATING
               EXPENSES         2.94   %                  3.82%
 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses
  (expressed as a percent of average net assets attributable to a Class on an annualized basis)
  not to exceed:
   1.95% for Class A Shares
   2.70% for Class B Shares


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                     NUMBER OF YEARS YOU OWN YOUR SHARES
               1        3          5         10             1        3          5         10
 CLASS A     $758    $1,341    $1,949    $3,581           $758    $1,341    $1,949    $3,581
 CLASS B      789     1,477     2,179     3,774            384     1,174     1,999     3,922

PRINCIPAL REAL ESTATE FUND, INC.
The Fund seeks to generate a total return by investing primarily in equity securities of companies principally engaged in the real estate industry.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.
In selecting securities for the Fund, the Manager focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS
Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
.. are dependent upon management skills and might not be diversified;
.. are subject to cash flow dependency and defaults by borrowers; and .. could fail to qualify for tax-free pass-through of income under the Internal
  Revenue Code.

Because of these factors, the value of the securities held by the Fund, and in turn the price per share of the Fund, changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Foreign securities carry risks that are not generally found in securities of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 "1998" -13.62
"1999"  -4.76
"2000"  29.65
"2001"  7.54



                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q2 '00  11.31%
                           LOWEST  Q3 '99  -8.25%

The year-to-date return as of December 31, 2001 for Class A is 7.54% and for Class B is 6.92%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................         2.45                 N/A                   N/A                   2.23
     (AFTER TAXES ON DISTRIBUTIONS)........         1.14                 N/A                   N/A                   0.77
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................         1.45                 N/A                   N/A                   0.99
 CLASS B...................................         2.92                 N/A                   N/A                   2.15
 Morgan Stanley REIT Index ................        12.83                6.11                   N/A
 Lipper Real Estate Fund Average ..........         8.81                6.15                 10.33
 Morningstar Specialty - Real Estate
 Category .................................         8.93                6.19                  9.99
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * Fund's SEC effective date was December 31, 1997.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A   CLASS B
 Management Fees........................   0.90%     0.90%
 12b-1 Fees.............................   0.25      0.80
 Other Expenses.........................   0.82      0.88
                                           ----      ----
           TOTAL FUND OPERATING EXPENSES   1.97%     2.58%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                     NUMBER OF YEARS YOU OWN YOUR SHARES
               1        3          5         10             1        3          5         10
 CLASS A     $665    $1,064    $1,487    $2,662           $665    $1,064    $1,487    $2,662
 CLASS B      671     1,125     1,596     2,697            261       802     1,370     2,697

PRINCIPAL SMALLCAP FUND, INC.
The Fund seeks long-term growth of capital by investing primarily in equity securities of companies with comparatively smaller market capitalizations.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 "1998" -5.68
"1999"  43.22
"2000"  -14.03
"2001"  0.45



                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q4 '01  25.53%
                           LOWEST  Q3 '01  -26.56%

The year-to-date return as of December 31, 2001 for Class A is 0.45% and for Class B is -0.35%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................        -4.32                  N/A                  N/A                   2.67
     (AFTER TAXES ON DISTRIBUTIONS)........        -4.32                  N/A                  N/A                   0.30
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................        -2.63                  N/A                  N/A                   1.14
 CLASS B...................................        -4.34                  N/A                  N/A                   2.61
 S&P SmallCap 600 Index ...................         6.54                10.66                13.61
 Russell 2000 Index/(1)/ ..................         2.49                 7.52                11.51
 Lipper Small-Cap Core Fund Average .......         7.65                10.95                12.75
 Morningstar Small Blend Category .........         8.41                10.91                13.25
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * Fund's SEC effective date was December 31, 1997.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A   CLASS B
 Management Fees........................   0.85%     0.85%
 12b-1 Fees.............................   0.25      0.95
 Other Expenses.........................   0.77      0.94
                                           ----      ----
           TOTAL FUND OPERATING EXPENSES   1.87%     2.74%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                     NUMBER OF YEARS YOU OWN YOUR SHARES
               1        3          5         10             1        3          5         10
 CLASS A     $656    $1,035    $1,438    $2,561           $656    $1,035    $1,438    $2,561
 CLASS B      686     1,171     1,673     2,764            277       850     1,450     2,764

PRINCIPAL UTILITIES FUND, INC.
The Fund seeks to achieve high current income and long-term growth of income and capital.

MAIN STRATEGIES
The Fund seeks to achieve its objective by investing primarily in equity and fixed-income securities of companies in the public utilities industry. These companies include:
.. companies engaged in the manufacture, production, generation, sale or distribution of electric or gas energy or other types of energy; and .. companies engaged in telecommunications, including telephone, telegraph, satellite, microwave and other communications media (but not public broadcasting or cable television).
The Sub-Advisor, Invista, considers a company to be in the public utilities industry if, at the time of investment, at least 50% of the company's assets, revenues or profits are derived from one or more of those industries.

Under normal market conditions, at least 80% (and up to 100%) of the assets of the Fund are invested in equity securities and fixed-income securities in the public utilities industry. The Fund does not have any policy to concentrate its assets in any segment of the utilities industry. The portion of Fund assets invested in equity securities and fixed-income securities varies from time to time. When determining how to invest the Fund's assets to achieve its investment objective, Invista considers:
.. changes in interest rates;
.. prevailing market conditions; and
.. general economic and financial conditions.

The Fund invests in fixed-income securities, which at the time of purchase, are .. rated in one of the top four categories by Standard & Poor's Rating Service or
  Moody's Investors Service, Inc.; or
.. if not rated, in the Sub-Advisor's opinion are of comparable quality.

MAIN RISKS
Since the Fund's investments are concentrated in the utilities industry, the value of its shares changes in response to factors affecting those industries. Many utility companies have been subject to risks of:
.. increase in fuel and other operating costs;
.. changes in interests rates on borrowings for capital improvement programs; .. changes in applicable laws and regulations;
.. changes in technology which render existing plants, equipment or products obsolete;
.. effects of conservation; and
.. increased costs and delays associated with environmental regulations.

Generally, the prices charged by utilities are regulated with the intention of protecting the public while ensuring that utility companies earn a return sufficient to attract capital to grow and provide appropriate services. However, due to political and regulatory factors, rate changes ordinarily occur following a change in financing costs. This delay tends to favorably affect a utility company's earnings and dividends when costs are decreasing but also adversely affects earnings and dividends when costs are rising. In addition, the value of the utility company bond prices rise when interest rates fall and fall when interest rates rise.


Certain states are adopting deregulation plans. These plans generally allow for the utility company to set the amount of their earnings without regulatory approval.


The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors who seek dividends to generate income or to be reinvested for growth, want to invest in companies in the utilities industry and accept fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 "1993" 8.42
"1994"  -11.09
"1995"  33.87
"1996"  4.56
"1997"  29.58
"1998"  22.5
"1999"  2.25
"2000"  18.23
"2001"  -28.2



                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q4 '97  19.24%
                           LOWEST  Q3 '01  -17.03%

The year-to-date return as of December 31, 2001 for Class A is -28.20% and for Class B is -28.82%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................        -31.59                5.60                  N/A                   6.73
     (AFTER TAXES ON DISTRIBUTIONS)........        -31.96                3.46                  N/A                   4.72
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................        -19.20                4.37                  N/A                   4.98
 CLASS B...................................        -31.65                5.53                  N/A                   8.96
 S&P 500 Index ............................        -11.88               10.70                12.93
 Dow Jones Utilities w/Income Index .......        -26.25                8.95                  N/A
 Lipper Utility Fund Average ..............        -21.24                8.06                 9.29
 Morningstar Specialty - Utilities Category        -21.39                7.85                 9.18
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class A was December 16, 1992 and for Class B was December 9, 1994.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A   CLASS B
 Management Fees........................   0.59%     0.59%
 12b-1 Fees.............................   0.25      0.96
 Other Expenses.........................   0.47      0.60
                                           ----      ----
           TOTAL FUND OPERATING EXPENSES   1.31%     2.15%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                     NUMBER OF YEARS YOU OWN YOUR SHARES
               1        3          5         10             1        3          5         10
 CLASS A     $602     $870     $1,159     $1,979          $602     $870     $1,159     $1,979
 CLASS B      629      999      1,384      2,169           218      673      1,154      2,169

PRINCIPAL EUROPEAN EQUITY FUND, INC.
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in equity securities of companies domiciled or in the opinion of the Sub-Advisor, BT Funds Management ("BT"), having their core business in Europe. The Fund may also invest in other securities of such companies. The Fund offers an opportunity to invest in a region with a wide spread of industries and in companies which, in the opinion of BT, may be undervalued.

The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 80% of its assets in European securities. These include securities of:
.. companies organized under the laws of European countries;
.. companies for which the principal securities trading market is in a European country; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in European countries.

The global equity investment philosophy of BT is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
.. rigorous proprietary stock research which enables their analysts to understand the:
  . quality of the company;
  . nature of its management;
  . nature of its industry competition; and . business valuation - the true "business value" of the company;
.. maintaining global coverage within the universe of investment choices; and .. maintaining a medium-term focus.

As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in European markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -23.94


                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q4 '01  8.67%
                           LOWEST  Q1 '01  -17.18%

The year-to-date return as of December 31, 2001 for Class A is -23.94% and for Class B is -24.49%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................        -27.59                N/A                   N/A                  -23.51
     (AFTER TAXES ON DISTRIBUTIONS)........        -27.59                N/A                   N/A                  -23.71
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................        -16.80                N/A                   N/A                  -18.53
 CLASS B...................................        -27.51                N/A                   N/A                  -23.68
 MSCI Europe (15) Index-ND ................        -19.90               6.24                  9.64
 Lipper European Region Fund Average ......        -22.36               5.91                  8.95
 Morningstar Europe Stock Category ........        -21.43               5.30                  8.77
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * Fund's SEC effective date was May 1, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                CLASS A                 CLASS B
 Management Fees*......          0.90 %                  0.90%
 12b-1 Fees............          0.25                    0.81
 Other Expenses........          1.98                    2.17
                                 ----                    ----
   TOTAL FUND OPERATING
               EXPENSES          3.13%                   3.88 %
 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses
  (expressed as a percent of average net assets attributable to a Class on an annualized basis)
  not to exceed:
   2.95% for Class A Shares
   3.70% for Class B Shares


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                     NUMBER OF YEARS YOU OWN YOUR SHARES
               1        3          5         10             1        3          5         10
 CLASS A     $776    $1,395    $2,037    $3,750           $776    $1,395    $2,037    $3,750
 CLASS B      795     1,494     2,207     3,869            390     1,184     1,995     3,869



PRINCIPAL INTERNATIONAL EMERGING MARKETS FUND, INC.
The Fund seeks long-term growth of capital by investing primarily in equity securities of issuers in emerging market countries.

MAIN STRATEGIES
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Invista, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 65% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes.

If you sell your shares when their value is less than the price you paid, you will lose money.


In attempting to achieve its investment objective, the Fund may actively trade portfolio securities which will cause increased portfolio turnover that increases the Fund's trading costs and may have an adverse impact on performance.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 "1998" -17.42
"1999"  67.2
"2000"  -28.63
"2001"  -5.11



                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q4 '99  38.24%
                           LOWEST  Q3 '01  -24.72%

The year-to-date return as of December 31, 2001 for Class A is -5.11% and for Class B is -5.96%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES)............                -9.62                  N/A                  N/A                   -5.22
     (AFTER TAXES ON DISTRIBUTIONS)........        -9.62                  N/A                  N/A                   -5.27
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................        -5.86                  N/A                  N/A                   -4.10
 CLASS B...........................                -9.73                  N/A                  N/A                   -5.21
 MSCI Emerging Markets Free Index-ID ......        -4.91                -7.80                 0.95
 Lipper Emerging Markets Fund Average .....        -2.94                -4.38                 2.88
 Morningstar Diversified Emerging Markets
 Category .................................        -3.73                -4.79                 0.89
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * Fund's SEC effective date was August 29, 1997.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                CLASS A                 CLASS B
 Management Fees*......          1.25%                   1.25%
 12b-1 Fees............          0.25                    0.88
 Other Expenses........          1.21                    1.26
                                 ----                    ----
   TOTAL FUND OPERATING
               EXPENSES          2.71%                   3.39%
 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses
  (expressed as a percent of average net assets attributable to a Class on an annualized basis)
  not to exceed:
   2.50% for Class A Shares
   3.25% for Class B Shares


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                     NUMBER OF YEARS YOU OWN YOUR SHARES
               1        3          5         10             1        3          5         10
 CLASS A     $736    $1,276    $1,842    $3,372           $736    $1,276    $1,842    $3,372
 CLASS B      748     1,357     1,981     3,452            342     1,042     1,765     3,452

PRINCIPAL INTERNATIONAL FUND, INC.
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the Fund, the Sub-Advisor, Invista, pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the

Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 "1992" 0.81
"1993"  46.34
"1994"  -5.26
"1995"  11.56
"1996"  23.76
"1997"  12.22
"1998"  8.48
"1999"  25.82
"2000"  -8.64
"2001"  -24.97



                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q4 '99  16.78%
                           LOWEST  Q3 '98  -17.80%

The year-to-date return as of December 31, 2001 for Class A is -24.97% and for Class B is -25.64%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................        -28.54                0.01                 6.79                   6.62
     (AFTER TAXES ON DISTRIBUTIONS)........        -28.54               -1.60                 5.33                   5.37
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................        -17.38               -0.01                 5.39                   5.31
 CLASS B...................................        -28.62               -0.03                  N/A                   4.81
 MSCI EAFE (Europe, Australia, Far East)
 Index-ND..................................        -21.44                0.89                 4.46
 Lipper International Fund Average ........        -21.71                2.24                 6.41
 Morningstar Foreign Stock Category .......        -21.93                2.34                 6.32
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class A was May 12, 1981 and for Class B was December 9, 1994.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A   CLASS B
 Management Fees........................   0.84 %    0.84%
 12b-1 Fees.............................   0.17      0.67
 Other Expenses.........................   0.41      0.57
                                           ----      ----
           TOTAL FUND OPERATING EXPENSES   1.42%     2.08%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                     NUMBER OF YEARS YOU OWN YOUR SHARES
               1        3          5         10             1        3          5         10
 CLASS A     $613     $903     $1,214     $2,096          $613     $903     $1,214     $2,096
 CLASS B      623      979      1,350      2,163           211      652      1,119      2,163

PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.
The Fund seeks long-term growth of capital by investing primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations.

MAIN STRATEGIES
The Fund invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 80% of its assets in securities of companies having market capitalizations of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Sub-Advisor, Invista, diversifies the Fund's investments geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Fund intends to invest at least 65% of its assets in securities of companies of at least three countries.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the

Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in smaller companies outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 "1998" 14.4
"1999"  84.72
"2000"  -13.28
"2001"  -23.87



                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q4 '99  36.96%
                           LOWEST  Q3 '01  -21.82%

The year-to-date return as of December 31, 2001 for Class A is -23.87% and for Class B is -24.47%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................        -27.46                N/A                   N/A                   6.38
     (AFTER TAXES ON DISTRIBUTIONS)........        -27.46                N/A                   N/A                   4.54
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................        -16.73                N/A                   N/A                   4.89
 CLASS B...................................        -27.49                N/A                   N/A                   6.58
 MSCI EAFE (Europe, Australia, Far East)
 Index-ND..................................        -21.44               0.89                  4.46
 MSCI EAFE Small Cap Index/(1)/ ...........        -12.51                N/A                   N/A
 Lipper International Small-Cap Fund
 Average...................................        -21.82               7.26                  7.46
 Morningstar Foreign Stock Category .......        -21.93               2.34                  6.32
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * Fund's SEC effective date was August 29, 1997.
 ///(1////)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A   CLASS B
 Management Fees........................   1.20%     1.20%
 12b-1 Fees.............................   0.25      0.96
 Other Expenses.........................   1.29      1.30
                                           ----      ----
           TOTAL FUND OPERATING EXPENSES   2.74%     3.46%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                     NUMBER OF YEARS YOU OWN YOUR SHARES
               1        3          5         10             1        3          5         10
 CLASS A     $739    $1,285    $1,856    $3,400           $739    $1,285    $1,856    $3,400
 CLASS B      755     1,376     2,014     3,503            349     1,062     1,798     3,503

PRINCIPAL PACIFIC BASIN FUND, INC.
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in equity securities (or other securities with equity characteristics) of issuers located in the Pacific Basin region, including
Japan. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 80% of its assets in such securities. The Fund's investments are generally diversified among securities of issuers of several Pacific Basin countries, which include but are not limited to: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Singapore, Sri Lanka, South Korea, Thailand, Taiwan and Vietnam. These include securities of:
.. companies organized under the laws of Pacific Basin countries;
.. companies for which the principal securities trading market is in a Pacific
  Basin country; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in Pacific Basin countries.

Under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in Pacific Basin countries and may have a significant portion of its assets invested in securities of issuers in Japan. Criteria for determining the distribution of investments include the prospects for relative growth among foreign countries, expected levels of inflation, government policies influencing business conditions and the range of opportunities available to international investors.


The global equity investment philosophy of BT Funds Management ("BT"), the Sub-Advisor, is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
.. rigorous proprietary stock research which enables their analysts to understand the:
  . quality of the company;
  . nature of its management;
  . nature of its industry competition; and . business valuation - the true "business value" of the company;
.. maintaining global coverage within the universe of investment choices; and .. maintaining a medium-term focus.

As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes.

If you sell your shares when their value is less than the price you paid, you will lose money.


To the extent that the assets of the Fund are concentrated in securities of issuers in Japan, the value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than shares of a Fund less concentrated in a single country.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in Pacific Basin markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -27.42


                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q4 '01  0.19%
                           LOWEST  Q3 '01  -20.62%

The year-to-date return as of December 31, 2001 for Class A is -27.42% and for Class B is -28.26%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................        -30.86                 N/A                  N/A                  -32.31
     (AFTER TAXES ON DISTRIBUTIONS)........        -30.86                 N/A                  N/A                  -32.53
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................        -18.79                 N/A                  N/A                  -25.19
 CLASS B...................................        -31.13                 N/A                  N/A                  -32.50
 MSCI Pacific Free Index-ND ...............        -25.40               -7.80                -2.43
 Lipper Pacific Region Fund Average .......        -20.08               -6.80                 1.71
 Morningstar Diversified Pacific/Asia Stock
 Category .................................        -20.06               -7.89                 1.77
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * Fund's SEC effective date was May 1, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                CLASS A                 CLASS B
 Management Fees*......          1.10%                   1.10%
 12b-1 Fees............          0.25                    0.80
 Other Expenses........          2.10                    2.32
                                 ----                    ----
   TOTAL FUND OPERATING
               EXPENSES          3.45%                   4.22%
 *The Manager has voluntarily agreed to waive a portion of its fee for the Fund. The Manager intends to continue the waiver and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2003. The effect of the waiver is to reduce the Fund's annual operating expenses. The waiver will maintain a total level of operating expenses
  (expressed as a percent of average net assets attributable to a Class on an annualized basis)
  not to exceed:
   2.95% for Class A Shares
   3.70% for Class B Shares


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                     NUMBER OF YEARS YOU OWN YOUR SHARES
               1        3          5         10             1        3          5         10
 CLASS A     $806    $1,484    $2,183    $4,027           $806    $1,484    $2,183    $4,027
 CLASS B      827     1,588     2,359     4,154            424     1,281     2,152     4,154

PRINCIPAL BOND FUND, INC.
The Fund seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

MAIN STRATEGIES
The Fund invests primarily in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Manager of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's but not lower than BB- (S&P) or Ba3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

During the fiscal year ended October 31, 2001, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

48.45% in securities      24.59% in securities       2.15% in securities rated
rated Aaa                 rated Baa                  B
4.68% in securities       5.06% in securities rated  0.31% in securities rated
rated Aa                  Ba                         Caa
14.76% in securities
rated A



MAIN RISKS
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on the Manager's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.


When interest rates fall, the price of a debt security rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.


Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 "1992" 8.61
"1993"  12.77
"1994"  -4.35
"1995"  22.28
"1996"  2.27
"1997"  10.96
"1998"  7.14
"1999"  -3.04
"2000"  7.82
"2001"  7.78



                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q2 '95  8.54%
                           LOWEST  Q1 '94  -4.06%

The year-to-date return as of December 31, 2001 for Class A is 7.78% and for Class B is 7.02%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................         2.63                5.00                  6.46                   7.87
     (AFTER TAXES ON DISTRIBUTIONS)........         0.44                2.39                  3.70                   5.11
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................         1.57                2.67                  3.79                   5.09
 CLASS B...................................         3.02                4.91                   N/A                   6.80
 Lehman Brothers Aggregate Bond Index .....         8.42                7.43                  7.23
 Lipper Corporate Debt BBB Rated Fund
 Average ..................................         7.41                5.94                  7.31
 Morningstar Intermediate-Term Bond
 Category .................................         7.36                6.29                  6.70
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class A was December 18, 1987 and for Class B was December 9, 1994.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A   CLASS B
 Management Fees........................   0.48%     0.48%
 12b-1 Fees.............................   0.25      0.79
 Other Expenses.........................   0.32      0.41
                                           ----      ----
           TOTAL FUND OPERATING EXPENSES   1.05%     1.68%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                     NUMBER OF YEARS YOU OWN YOUR SHARES
               1        3          5         10             1        3          5         10
 CLASS A     $577     $793     $1,027     $1,697          $577     $793     $1,027     $1,697
 CLASS B      584      860      1,148      1,741           171      530        913      1,741

PRINCIPAL GOVERNMENT SECURITIES INCOME FUND, INC.
The Fund seeks a high level of current income, liquidity and safety of principal by purchasing obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates. The guarantees by the United States Government extend only to principal and interest. There are certain risks unique to GNMA Certificates.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in U.S. Government securities, which include obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund may invest in securities supported by:
.. full faith and credit of the U.S. Government (e.g. GNMA certificates); or
.. credit of the instrumentality (e.g. bonds issued by the Federal Home Loan
  Bank).
In addition, the Fund may invest in money market instruments.

The Fund invests in modified pass-through GNMA Certificates. GNMA Certificates are mortgage-backed securities representing an interest in a pool of mortgage loans. Various lenders make the loans that are then insured (by the Federal Housing Administration) or loans that are guaranteed (by Veterans Administration or Farmers Home Administration). The lender or other security issuer creates a pool of mortgages that it submits to GNMA for approval.


Owners of modified pass-through GNMA Certificates receive all interest and principal payments owed on the mortgages in the pool, regardless of whether or not the mortgagor has made the payment. Timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government.


MAIN RISKS
Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Fund's shares, if you sell your shares when their value is less than the price you paid, you will lose money.

U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not effect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally are greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.


Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors who want monthly dividends to provide income or to be reinvested in additional Fund shares to produce growth and prefer to have the repayment of principal and interest on most of the securities in which the Fund invests to be backed by the U.S. Government or its agencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 "1992" 6.13
"1993"  9.16
"1994"  -4.89
"1995"  19.19
"1996"  3.85
"1997"  9.69
"1998"  7.19
"1999"  0.01
"2000"  10.9
"2001"  6.75



                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q2 '95  6.38%
                           LOWEST  Q1 '94  -4.38%

The year-to-date return as of December 31, 2001 for Class A is 6.75% and for Class B is 5.95%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................         1.66                5.80                  6.10                   8.29
     (AFTER TAXES ON DISTRIBUTIONS)........        -0.62                3.30                  3.49                   5.28
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................         0.98                3.36                  3.57                   5.22
 CLASS B...................................         1.95                5.74                   N/A                   7.34
 Lehman Brothers GNMA Index ...............         8.22                7.49                  7.17
 Lipper GNMA Fund Average .................         7.35                6.55                  6.41
 Morningstar Intermediate Government
 Category .................................         6.84                6.33                  6.21
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class A was May 12, 1985 and for Class B was December 9, 1994.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A   CLASS B
 Management Fees........................   0.45%     0.45 %
 12b-1 Fees.............................   0.25      0.84
 Other Expenses.........................   0.20      0.30
                                           ----      ----
           TOTAL FUND OPERATING EXPENSES   0.90%     1.59%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                     NUMBER OF YEARS YOU OWN YOUR SHARES
               1        3          5         10             1        3          5         10
 CLASS A     $562     $748     $  950     $1,530          $562     $748     $  950     $1,530
 CLASS B      575      834      1,102      1,617           162      502        866      1,617

PRINCIPAL LIMITED TERM BOND FUND, INC.
The Fund seeks a high level of current income consistent with a relatively high level of principal stability by investing in a portfolio of securities with a dollar weighted average maturity of five years of less.

MAIN STRATEGIES
The Fund invests primarily in high quality, short-term fixed-income securities. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal Capital - II, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets are invested in securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS
The Fund may invest in corporate fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of the corporate debt securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.


Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than five years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect Principal Capital - II's judgment regarding the likelihood of the security being called or prepaid.


The average portfolio duration of the Fund normally is less than three years and is based on Principal Capital - II's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 "1997" 6.33
"1998"  6.7
"1999"  0.96
"2000"  8.67
"2001"  6.29



                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q3 '01  3.64%
                           LOWEST  Q4 '01  -1.20%

The year-to-date return as of December 31, 2001 for Class A is 6.29% and for Class B is 5.77%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................         4.67                5.50                   N/A                   5.50
     (AFTER TAXES ON DISTRIBUTIONS)........         2.37                3.05                   N/A                   3.05
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................         2.82                3.16                   N/A                   3.15
 CLASS B...................................         4.52                5.34                   N/A                   5.32
 Lehman Brothers Intermediate
 Government/Credit Index...................         8.96                7.09                  6.81
 Lehman Brothers Mutual Fund 1-5
 Gov't./Credit Index/(1)/..................         9.03                6.92                  6.49
 Lipper Short-Intermediate Investment Grade
 Debt Index................................         7.19                6.09                  5.99
 Morningstar Short-Term Bond Category .....         7.32                5.99                  5.89
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * Fund's SEC effective date was February 29, 1996.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A   CLASS B
 Management Fees........................   0.50%     0.50%
 12b-1 Fees.............................   0.15      0.43
 Other Expenses.........................   0.36      0.57
                                           ----      ----
           TOTAL FUND OPERATING EXPENSES   1.01%     1.50 %


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                     NUMBER OF YEARS YOU OWN YOUR SHARES
               1        3          5         10             1        3          5         10
 CLASS A     $251     $467     $699     $1,368            $251     $467     $699     $1,368
 CLASS B      282      557      878      1,596             153      474      818      1,596

PRINCIPAL TAX-EXEMPT BOND FUND, INC.
The Fund seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital. The Fund seeks to achieve its objective primarily through the purchase of investment grade quality, tax-exempt fixed-income obligations.

MAIN STRATEGIES AND RISKS
The Fund invests in a diversified portfolio of securities issued by or on behalf of state or local governments and other public authorities. In the opinion of the issuer's bond counsel, interest on these obligations is exempt from federal income tax. Investment in the Fund is not appropriate for IRA or other tax-advantaged accounts.

Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations. At the time these securities are purchased, they are: municipal bonds which are rated in the four highest grades by Moody's Investors Service, Inc. ("Moody's"); municipal notes rated in the highest grade by Moody's; municipal commercial paper rated in the highest grade by Moody's or Standard & Poor's Rating Service ("S&P"), or if unrated, are of comparable quality in the opinion of the Manager. During normal market conditions, the Fund will not invest more than 20% of its assets in securities that do not meet the criteria stated above; taxable securities; or municipal obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax. The Fund may also invest in taxable securities that mature one year or less from the time of purchase. These taxable investments are generally made for liquidity purposes or as a temporary investment of cash pending investment in municipal obligations. Under unusual market or economic conditions and for temporary defensive purposes, the Fund may invest more than 20% of its assets in taxable securities.


Up to 20% of Fund assets may be invested in fixed-income securities rated lower than BBB by S&P or Baa by Moody's. The Fund will not purchase municipal bonds rated lower than B by Moody's or S&P. It also will not buy municipal notes or commercial paper which are unrated or are not comparable in quality to rated securities.


MAIN RISKS
The Fund may not invest more than 5% of its assets in the securities of any one issuer (except the U.S. Government) but may invest without limit in obligations of issuers located in the same state. It may also invest in debt obligations that are repayable out of revenue from economically related projects or facilities. This represents a risk to the Fund since an economic, business or political development or change affecting one security could also affect others.

The Fund may purchase industrial development bonds. These securities are issued by industrial development authorities. They may only be backed by the assets and revenues of the industrial corporation which uses the facility financed by the bond.


Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. The value of debt securities may also be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and short maturity bonds.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors who are seeking monthly, federally tax-exempt dividends to produce income or to be reinvested for modest growth and are willing to accept fluctuations in the value of their investment.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 "1992" 9.62
"1993"  12.44
"1994"  -9.44
"1995"  20.72
"1996"  4.6
"1997"  9.19
"1998"  5.08
"1999"  -3.17
"2000"  7.96
"2001"  5.68



                          The Fund's highest/lowest quarterly returns (Class A
                          shares) during this time period were:
                           HIGHEST Q3 '93  12.14%
                           LOWEST  Q1 '94  -7.08%

The year-to-date return as of December 31, 2001 for Class A is 5.68% and for Class B is 4.87%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                PAST 1 YEAR         PAST 5 YEARS         PAST 10 YEARS           LIFE OF FUND*
 CLASS A (BEFORE TAXES)....................         0.69                3.84                  5.46                   6.58
     (AFTER TAXES ON DISTRIBUTIONS)........         0.69                3.78                  5.36                   6.47
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................         2.16                4.03                  5.40                   6.43
 CLASS B...................................         0.87                3.97                   N/A                   6.45
 Lehman Brothers Municipal Bond Index .....         5.13                5.98                  6.62
 Lipper General Municipal Debt Fund Average         3.90                4.79                  5.86
 Morningstar Muni National Long Category ..         4.03                4.62                  5.85
  After-tax performance is shown for Class A only. The after-tax returns for Class B will vary. Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for Class A was March 20, 1986 and for Class B was December 9, 1994.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A   CLASS B
 Management Fees........................   0.47%     0.47%
 12b-1 Fees.............................   0.25       0.69
 Other Expenses.........................   0.10       0.17
                                           ----      -----
           TOTAL FUND OPERATING EXPENSES   0.82 %     1.33%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                     NUMBER OF YEARS YOU OWN YOUR SHARES
               1        3          5         10             1        3          5         10
 CLASS A     $555     $724     $908     $1,440            $555     $724     $908     $1,440
 CLASS B      550      756      968      1,396             135      421      729      1,396

PRINCIPAL CASH MANAGEMENT FUND, INC.
The Fund seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing a portfolio of money market instruments.

MAIN STRATEGIES
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Manager believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;
.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the sale of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  Government. These are backed either by the full faith and credit of the U.S. Government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Manager selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


MAIN RISKS
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking monthly dividends without incurring much principal risk.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 "1992" 3.38
"1993"  2.63
"1994"  3.77
"1995"  5.44
"1996"  4.96
"1997"  4.88
"1998"  5.15
"1999"  4.63
"2000"  5.89
"2001"  3.72



                               TO OBTAIN THE FUND'S CURRENT YIELD, CALL
                               1-800-247-4123.



The year-to-date return as of December 31, 2001 for Class A is 3.72% and for Class B is 3.05%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 CLASS A...............     3.72          4.90          4.48             3.41
 CLASS B...............     3.05          4.16           N/A             4.22
 *The SEC effective date for Class A was March 2, 1983 and for Class B was
  December 9, 1994.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES

                                          CLASS A   CLASS B
 Management Fees........................   0.42%     0.42%
 12b-1 Fees.............................   0.00      0.48
 Other Expenses.........................   0.28      0.50
                                           ----      ----
           TOTAL FUND OPERATING EXPENSES   0.70%     1.40%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                                     NUMBER OF YEARS YOU OWN YOUR SHARES
               1        3          5         10             1        3          5         10
 CLASS A     $ 72     $224     $  390     $  871          $ 72     $224     $  390     $  871
 CLASS B      557      777      1,004      1,399           143      443        766      1,399

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

                              SHAREHOLDER FEES
                  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                      CLASS A        CLASS B
                                                  ---------------  ------------
MAXIMUM SALES CHARGE IMPOSED ON PURCHASES (AS A
% OF OFFERING PRICE)                                   /
 All Funds except LargeCap Stock Index, Limited
 Term Bond and Cash Management Funds                4.75%/(1)/       None
 LargeCap Stock Index and Limited Term Bond
 Funds                                              1.50%/(1)/       None
 Cash Management Fund                             None               None
MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC)
(AS A % OF DOLLARS SUBJECT TO CHARGE)
 All Funds except LargeCap Stock Index and
 Limited Term Bond Funds                          None/(2)/          4.00%/(3)/
 LargeCap Stock Index and Limited Term Bond
 Funds                                            None/(2)/          1.50%/(3)/
REDEMPTION OR EXCHANGE FEE                             /                /
 All Funds except Cash Management                   1.00%/(4)//(5)/  1.00%/(5)/
 Cash Management Fund                             None               None


/ //(1)/ Sales charges are reduced or eliminated for purchases of $50,000 or more. See "Front-end sales charge - Class A shares."
/ //(2)/ A contingent deferred sales charge of 1% applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
/ //(3)/ Contingent deferred sales charges are reduced after 12 months and eliminated after 6 years.
/ //(4)/ Redemption fees are charged on redemptions of $30,000 or more of shares redeemed within 30 days after they are purchased.
/ //(5)/ Exchange fees are charged on redemptions of $30,000 or more of shares exchanged within 30 days after they are purchased.

Fees and expenses are important because they lower your earnings. However, low costs do not guarantee higher earnings. For example, a fund with no front-end sales charge may have higher ongoing expenses than a fund with such a sales charge. Before investing, you should be sure you understand the nature of different costs. Your Registered Representative can help you with this process.


ONE-TIME FEES
.. You may pay a one-time sales charge for each purchase (Class A shares) or redemption (Class B shares).
  . Class A shares may be purchased at a price equal to the share price plus an initial sales charge. Investments of $1 million or more of Class A shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC) at the time of redemption.
  . Class B shares have no initial sales charge but may be subject to a CDSC. If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
.. A redemption fee of 1.00% is charged on redemptions of Class A shares* of $30,000 or more if the shares were purchased within 30 days of the redemption. The fee is calculated as a percentage of market value at the time the shares are redeemed.
.. An exchange fee of 1.00% is charged on exchanges of $30,000 or more among the Funds* if the shares were purchased within 30 days of the exchange. The fee is calculated as a percentage of market value at the time the shares are exchanged.
  * Neither the redemption nor the exchange fee applies to shares redeemed/exchanged from the Cash Management Fund.


CHOOSING A SHARE CLASS
You may purchase Class A or Class B shares of each Fund. Your decision to purchase a particular class depends on a number of factors including:
.. the dollar amount you are investing;
.. the amount of time you plan to hold the investment; and .. any plans to make additional investments in the Principal Mutual Funds.

In addition, you might consider:
.. Class A shares if you are making an investment that qualifies for a reduced sales charge; or
.. Class B shares if you prefer not to pay an initial sales charge and you plan to hold your investment for at least six years.

Class A Shares
--------------
.. You generally pay a sales charge on an investment in Class A shares.
.. Class A shares generally have lower annual operating expenses than Class B shares.
.. If you invest $50,000 or more, the sales charge is reduced.
.. You are not assessed a sales charge on purchases of Class A shares of $1 million or more. A deferred sales charge may be imposed if you sell those shares within eighteen months of purchase.

Class B Shares
--------------
.. You do not pay a sales charge on an investment in Class B shares.
.. If you sell your Class B shares within six years from the date of purchase, you may pay a deferred sales charge.
.. If you keep your Class B shares for seven years, your Class B shares automatically convert to Class A shares without a charge.
.. Class B shares generally have higher annual operating expenses than Class A shares.

FRONT-END SALES CHARGE: CLASS A SHARES
There is no sales charge on purchases of Class A shares of the Cash Management Fund. Class A shares of the other Funds are purchased with a sales charge that is a variable percentage based on the amount of the purchase. There is no sales charge on shares of a Fund purchased with reinvested dividends or other distributions. Your sales charge may be reduced for larger purchases as indicated below.

                                      ALL FUNDS (EXCEPT                              ALL FUNDS (EXCEPT
                                        LARGECAP STOCK          LARGECAP STOCK         LARGECAP STOCK         LARGECAP STOCK
                                    INDEX AND LIMITED TERM    INDEX AND LIMITED    INDEX AND LIMITED TERM   INDEX AND LIMITED
                                         BOND FUNDS)           TERM BOND FUNDS          BOND FUNDS)          TERM BOND FUNDS
                                   -----------------------   --------------------  ----------------------  --------------------
                                              SALES CHARGE AS A % OF:                     DEALERS ALLOWANCE AS A % OF:
                                   ----------------------------------------------  ------------------------------
                                    OFFERING    NET AMOUNT   OFFERING  NET AMOUNT         OFFERING               OFFERING
AMOUNT INVESTED                      PRICE       INVESTED     PRICE     INVESTED           PRICE                  PRICE
---------------                    ----------  ------------  --------  ----------  ----------------------  --------------------
Less than $50,000                    4.75%        4.99%       1.50%      1.52%             4.00%                  1.25%
$50,000 but less than $100,000       4.25%        4.44%       1.25%      1.27%             3.75%                  1.00%
$100,000 but less than $250,000      3.75%        3.90%       1.00%      1.10%             3.25%                  0.75%
$250,000 but less than $500,000      2.50%        2.56%       0.75%      0.76%             2.00%                  0.50%
$500,000 but less than $1,000,000    1.50%        1.52%       0.50%      0.50%             1.25%                  0.25%
$1,000,000 or more                      0            0           0          0              0.75%                  0.25%



The front-end sales charge is waived on an investment of $1 million or more in Class A shares. There may be a CDSC on shares sold within 18 months of the purchase date. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is calculated as 0.75% of the lesser of the market value at the time of the redemption or the initial purchase price of the shares sold. The CDSC is waived on shares sold to fund a Principal Mutual Fund 401(a) or Principal Mutual Fund 401(k) retirement plan, except redemptions which are the result of termination of the plan or transfer of all plan assets. The CDSC is also waived on shares sold:
.. to satisfy IRS minimum distribution rules; and .. using a periodic withdrawal plan. (You may sell up to 10% of the value of the shares (as of December 31 of the prior year) subject to a CDSC without paying the CDSC.)

In the case of selling some but not all of the shares in an account, the shares not subject to a sales charge are redeemed first. Other shares are redeemed in the order purchased (first in, first out). Shares subject to the CDSC which are exchanged into another Principal Mutual Fund continue to be subject to the CDSC until the CDSC expires.


Broker-dealers that sell Principal Mutual Funds are paid a certain percentage of the sales charge in exchange for their services. At the option of Princor Financial Services Corporation ("Princor"), the amount paid to a dealer may be more or less than that shown in the chart above. The amount paid depends on the services provided. Amounts paid to dealers on purchases without a front-end sales charge are determined by and paid for by Princor.


SALES CHARGE WAIVER OR REDUCTION (CLASS A SHARES)
Class A shares of the Funds may be purchased without a sales charge or at a reduced sales charge. The Funds reserve the right to change or stop offering shares in this manner at any time for new accounts and with a 60-day notice to shareholders of existing accounts.

Waiver of sales charge (Class A shares)
---------------------------------------

A Fund's Class A shares may be purchased without a sales charge:
.. by its Directors, Principal Life and its subsidiaries and affiliates, and their employees, officers, directors (active or retired), brokers or agents. This also includes their immediate family members (spouse, children (regardless of age) and parents) and trusts for the benefit of these individuals;
.. by the Premier Credit Union;
.. by non-ERISA clients of Invista Capital Management, LLC, Principal Capital
  Management LLC and Principal Capital Income Investors LLC;
.. by any employee or Registered Representative (and their employees) of an authorized broker-dealer;
.. through a "wrap account" offered by Princor or through broker-dealers, investment advisors and other financial institutions that have entered into an agreement with Princor which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or similar program under which clients pay a fee to the broker-dealer, investment advisor or financial institution;
.. by unit investment trusts sponsored by Principal Life and/or its subsidiaries or affiliates;
.. to fund non-qualified plans administered by Principal Life pursuant to a written service agreement; and
.. to the extent that the purchase proceeds represent a distribution from a terminating 401(a) plan, other than a plan administered by Principal Life or any of its affiliates, if 1) such purchase is made through a representative of Princor and the employer or plan trustee has entered into a written agreement with Princor permitting the group solicitation of active employees and/or plan participants, or 2) such purchase is made through registered representative of a broker-dealer other than Princor, the purchase proceeds represent a distribution from a terminating 401(a) plan and the employer or plan trustee has entered into a written agreement with Princor permitting the group solicitation of active employees and/or plan participants. Such purchases are subject to the CDSC which applies to purchases of $1 million or more as described above.

Class A shares may also be purchased without a sales charge if your Registered Representative has recently become affiliated with a broker-dealer authorized to sell shares of the Principal Mutual Funds. The following conditions must be met:
.. your purchase of Class A shares must take place within the first 180 days of your Registered Representative's affiliation with the authorized broker-dealer;
.. your investment must represent the sales proceeds from other mutual fund shares (you must have paid a front-end sales charge or a CDSC) and the sale must occur within the 180 day period; and
.. you must indicate on your Principal Mutual Fund application that you are eligible for waiver of the front-end sales charge.
.. You must send us either:
  . the check for the sales proceeds (endorsed to Principal Mutual Funds); or . a copy of the confirmation statement from the other mutual fund showing the sale transaction. If you place your order to buy Principal Mutual Fund shares on the telephone, you must send us a copy of the confirmation within 21 days of placing the order. If we do not receive the confirmation within 21 days, we will sell enough of your Class A shares to pay the sales charge that otherwise would have been charged.

NOTE: Please be aware that the sale of your other mutual fund shares may be subject to federal (and state) income taxes. In addition, you may pay a surrender charge to the other mutual fund.

Reduction of sales charge (Class A shares)
------------------------------------------
1) Dollar amount of purchase. The sales charge varies with the size of your purchase. Reduced charges apply to the total of Principal Mutual Funds' (excluding the Cash Management Fund) shares purchased at one time by any "Qualified Purchaser." A Qualified Purchaser includes an individual and his/her spouse and their children under the age of 25, a trust primarily for such persons, and a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account. If the total amount being invested in the Principal Mutual Funds is near a sales charge breakpoint, you should consider increasing amount invested to take advantage of a lower sales charge. A purchase made by or through an employer on behalf of an employee or employees (including independent contractors) is also considered a purchase by a Qualified Purchaser.

2) Statement of intention (SOI). Qualified Purchasers may obtain reduced sales charges by signing an SOI. The SOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the SOI. The sales charge is based on the total amount to be invested in a 13 month period (24 months if the intended investment is $1 million or more). Upon your request, we will set up a 90-day look-back period to include earlier purchases - the 13 (24) month period then begins on the date of your first purchase during the 90-day period. If the intended investment is not made, sufficient shares will be sold to pay the additional sales charge due. A 401(a) plan trustee must submit the SOI at the time of the first plan purchase. The 90-day look-back period is not available to a 401(a) plan trustee.

3) Rights of accumulation. The Class A and Class B shares already owned by a Qualified Purchaser are added to the amount of the new purchase to determine the applicable sales charge percentage. Class A shares of the Cash Management Fund are not included in the calculation unless they were acquired in exchange for other Principal Mutual Fund shares.

4) The sales charge table below applies to the following types of purchases of Class A shares:
  . investment of death benefit proceeds from a life insurance policy or certain annuity contracts issued by Principal Life (or its subsidiaries or affiliates) within one year of the insured's death; and
  . by employer sponsored retirement plans (SIMPLE IRA, SEPs, SAR-SEPs, non-qualified deferred compensation plans and Payroll Deduction Plan accounts which started prior to March 1, 2002) if the employer is a member of the Pennsylvania Chamber of Commerce.

                                              SALES CHARGE AS A % OF:          DEALER ALLOWANCE AS % OF:
                                              -----------------------          -------------------------
     AMOUNT OF PURCHASE                 OFFERING PRICE   NET AMOUNT INVESTED        OFFERING PRICE
     ------------------                 ------------------------------------  -----------------
     Less than $500,000                      2.50%              2.56%                    2.10%
     $500,000 but less than $1,000,000       1.50%              1.52%                    1.25%

     $1,000,000 or more                 no sales charge



5) Employer sponsored plans. Retirement plans meeting the requirements of
  Section 401 of the Internal Revenue Code (401(k), Profit Sharing and Money Purchase Pension Plans) and other employer sponsored retirement plans (Principal Mutual Fund 403(b), SIMPLE IRAs, SEPs, SAR-SEPs, non-qualified deferred compensation plans, and Payroll Deduction Plan accounts opened prior to March 1, 2002).
  . Principal Mutual Fund 401(a) Plans. The trustee chooses to fund the plan with Class A or Class B shares when the plan is established.
  . Other employer sponsored retirement plans. Each participant chooses Class A or Class B shares at the time of their first contribution into the plan.
  . If Class A shares are used:
    . all plan investments are treated as made by a single investor to determine the applicable sales charge;
    . the sales charge for investments of less than $250,000 is 3.75% as a percentage of offering price; and
    . if the investment is $250,000 or more, the regular sales charge table is used.
  . If Class B shares are used, contributions into the plan after the plan assets are $250,000 or more are used to buy Class A shares.
  . Investments outside of a plan are not included with plan assets to determine the applicable sales charge.

CONTINGENT DEFERRED SALES CHARGE: CLASS B SHARES
.. The CDSC does not apply to shares purchased with reinvested dividends or other distributions.
.. The amount of the CDSC is a percentage based on the number of years you own the shares multiplied by the lesser of the market value at the time of the redemption or the initial purchase price of the shares sold.
.. In the case of selling some but not all of the shares in an account, the shares not subject to a sales charge are redeemed first. Other Class B shares are redeemed in the order purchased (first in, first out).Using a periodic withdrawal plan, you may sell up to 10% of the value of the shares (as of the last business day of December of the prior year) subject to a CDSC without paying the CDSC.
.. Shares subject to the CDSC that are exchanged into another Principal Mutual
  Fund continue to be subject to the CDSC until the CDSC expires.
.. Princor receives the proceeds of any CDSC.

Class B shares
--------------
A CDSC may be imposed on Class B shares sold within six years of purchase (five years for certain sponsored plans). Class B shares automatically convert into Class A shares (based on share prices, not numbers of shares) seven years after purchase. Class B shares provide you the benefit of putting all your dollars to work from the time of investment, but (until conversion) have higher ongoing fees and lower dividends than Class A shares.

The Class B share CDSC, if any, is determined by multiplying the lesser of the market value at the time of redemption or the initial purchase price of the shares sold by the appropriate percentage from the table below:

                                           CDSC AS A % OF DOLLAR AMOUNT
                                           ----------------------------
                                                                                  FOR CERTAIN SPONSORED PLANS
                                                                                 PURCHASING SHARES AFTER 2/1/98
                                                                             -------------------------------
                                        ALL FUNDS EXCEPT     LARGECAP STOCK     ALL FUNDS EXCEPT      LARGECAP STOCK
                                         LARGECAP STOCK        INDEX AND         LARGECAP STOCK         INDEX AND
                                     INDEX AND LIMITED TERM   LIMITED TERM   INDEX AND LIMITED TERM    LIMITED TERM
 YEARS SINCE PURCHASE PAYMENTS MADE        BOND FUND           BOND FUNDS          BOND FUND            BOND FUNDS
 ----------------------------------  ----------------------  --------------  ----------------------  ----------------
 2 years or less                             4.00%               1.25%               3.00%                0.75%
 more than 2 years, up to 4 years            3.00                0.75                2.00                 0.50
 more than 4 years, up to 5 years            2.00                0.50                1.00                 0.25
 more than 5 years, up to 6 years            1.00                0.25                None                 None
 more than 6 years                            None                None               None                 None



The CDSC is not charged on exchanges. However, the purchase date of the exchanged shares is used to determine if the newly acquired shares are subject to the CDSC when sold. The Fund from which the shares are sold is used to determine the percentage of CDSC, if any.


Waiver of the sales charge (Class B shares)
-------------------------------------------
The CDSC is waived on Class B shares which are sold:
.. due to a shareholder's death;
.. due to the shareholder's disability, as defined in the Internal Revenue Code; .. from retirement plans to satisfy minimum distribution rules under the Code; .. to pay surrender charges;
.. to pay retirement plan fees;
.. involuntarily from small balance accounts;
.. through a systematic withdrawal plan (certain limits apply);
.. from a retirement plan to assure the plan complies with Sections 401(k),
  401(m), 408(k) or 415 of the Code; or
.. from retirement plans qualified under Section 401(a) of the Code due to the plan participant's death, disability, retirement or separation from service after attaining age 55.

ONGOING FEES
Each Fund pays ongoing fees to its Manager, Underwriter and others who provide services to the Fund. They reduce the value of each share you own.

DISTRIBUTION (12B-1) FEES
Each of the Funds (except the Cash Management Fund for Class A shares) has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund pays a fee to Princor based on the average daily net asset value of the Fund. These ongoing fees pay expenses relating to distribution fees for the sale of Fund shares and for services provided by Princor and other selling dealers to shareholders. Because they are ongoing fees, over time they may exceed other types of sales charges.

..Class A shares (except Cash Management, LargeCap Stock Index and
  Limited Term Bond)                                                     0.25%
..  Class A shares of LargeCap Stock Index and Limited Term Bond          0.15%
..  Class B shares (except LargeCap Stock Index and Limited Term Bond)    1.00%
..  Class B shares of LargeCap Stock Index and Limited Term Bond          0.50%

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES
Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and in overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.


Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.


Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES
Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


CURRENCY CONTRACTS
The International Growth-Oriented, Partners Equity Growth, Partners LargeCap Blend, Partners LargeCap Growth,
Partners LargeCap Value, Partners MidCap Growth and Partners SmallCap Growth Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

FORWARD COMMITMENTS
Each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS
Each of the Funds (except Cash, Government Securities Income and Tax-Exempt
Bond) may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

RISKS OF HIGH YIELD SECURITIES
The Balanced, Bond and Tax-Exempt Bond Funds may each invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


DERIVATIVES
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.


No Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases or futures.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

FOREIGN SECURITIES
Certain of the Funds may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SECURITIES OF SMALLER COMPANIES
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

UNSEASONED ISSUERS
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

TEMPORARY DEFENSIVE MEASURES
For temporary defensive purposes in times of unusual or adverse market conditions, the Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, a Fund may fail to achieve its investment objective.


PORTFOLIO TURNOVER
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (that are paid by the Fund) that may have an adverse impact on Fund performance and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Cash

Management Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the manager for the Funds. In its handling of the business affairs of each Fund, the Manager provides clerical, recordkeeping and bookkeeping services, and keeps the required financial and accounting records. In addition, the Manager is responsible for the portfolio management function for certain Funds.

MANAGER: The Manager is an indirect subsidiary of Principal Financial Services,
         Inc. and has managed mutual funds since 1969. As of December 31, 2001, the mutual funds it manages had assets of approximately $6.2 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Bond                         William C. Armstrong
                                        Scott Bennett
                                        Lisa A. Stange
           Cash Management              Michael R. Johnson
                                        Alice Robertson
           Real Estate                  Kelly D. Rush
           Tax-Exempt Bond              Thomas V. Catus
                                        Robert Martin




WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for a member company of the Principal Financial Group. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation



SCOTT BENNETT, CFA . Mr. Bennett has been with the Principal Financial Group since 1988. He holds an MBA and a BA from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



THOMAS V. CATUS, CFA . Mr. Catus is a portfolio analyst for a member company of the Principal Financial Group and specializes in municipal bonds. Prior to joining Principal in 2000, he was a chief financial officer at Franklin Leasing and a fixed income analyst and trader at Cleary Gull. Mr. Catus received an MBA in finance from the University of Iowa and a BBA in transportation and logistics from Iowa State University. He is a CFA charterholder and a member of the Iowa Society of Financial Analysts.



MICHAEL R. JOHNSON . Mr. Johnson joined the Principal Financial Group in 1982. He began directing securities trading for a member company of the Principal Financial Group in 1994 and also manages its fixed-income trading operation. Mr. Johnson earned his Bachelor's degree in Finance from Iowa State University.



ROBERT MARTIN. . Mr. Martin is a portfolio manager at a member company of the Principal Financial Group with responsibility for all municipal products. Prior to joining Principal in 2001, Mr. Martin was a senior vice president and managed municipal bond portfolios at the Trust Company of the West in New York. He received a BBA in economics for Manhattan College and is a member of the Municipal Bond Forum of New York, Municipals Buyers Conference and the Portfolio Investment Group.



ALICE ROBERTSON . Ms. Robertson is a trader for a member company of the Principal Financial Group on its corporate fixed-income trading desk.She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.



KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for a member company of the Principal Financial Group. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



LISA A. STANGE, CFA. . As portfolio manager for a member company of the Principal Financial Group, Ms. Stange manages over $3 billion in fixed-income portfolios invested in corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, sovereigns and agencies. Ms. Stange joined the Principal Financial Group in 1989 after earning her Master's and Bachelor's degrees in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.


THE SUB-ADVISORS
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

SUB-ADVISOR: Alliance Capital Management L.P. ("Alliance") through its Bernstein
         Investment Research and Management unit ("Bernstein"). As of December 31, 2001, Alliance managed $455 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value      Marilyn G. Fedak
                                        Steven Pisarkiewicz




MARILYN G. FEDAK . Ms. Fedak was named chief investment officer and chairman of the U.S. Equity Investment Policy Group, and was also elected to the Board of Directors, in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. Ms. Fedak is a member of the Small-Capitalization, International, Global, Global Balanced, Canadian Equity and Advanced Value Investment Policy Groups, and the Private Client Investment Group. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972, and is a Chartered Financial Analyst.



STEVEN PISARKIEWICZ . Mr. Pisarkiewicz, Chief Investment Officer, Structured Equity Services Senior Portfolio Manager, joined the firm as a managing director of financial advisors in 1989. In 1992, he was named managing director of Institutional Services; in 1997, he was named senior portfolio manager for U.S. equities and became a member of the U.S. Equity Investment Policy Group. In late 1998, he assumed his current role as chief investment officer for Structured Equity Services. Prior to joining Bernstein, he was a vice president and senior consultant with SEI Corporation from 1983 to 1989, and a director of strategic planning for Emerson Electric Company from 1979 to 1983. Mr. Pisarkiewicz earned a BS from the University of Missouri in 1972 and an MBA in 1979 from the University of California at Berkeley.


SUB-ADVISOR: Berger Financial Group LLC ("Berger"), is a Nevada Limited
         Liability Company, and has been in the investment advisory business since 1975. It serves as investment advisor or sub-advisor to mutual funds and institutional investors and has assets under management of approximately $8.7 billion as of December 31, 2001. Berger is a subsidiary of Stilwell Management Inc., which owns approximately 86% of Berger, and is an indirect subsidiary of Stilwell Financial Inc.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth     Paul A. LaRocco




PAUL A. LAROCCO, CFA . Mr. LaRocco joined Berger Financial Group LLC as Vice President in December 2000. In 2000, he co-managed small and mid-cap funds for Montgomery Asset Management. Prior to that, he was a portfolio manager for a number of small and mid-cap funds at Oppenheimer Funds. Mr. LaRocco holds an MBA degree in Finance from the University of Chicago Graduate School of Business and a BS in Physiological Psychology and a BA in Biological Sciences from the University of California, Santa Barbara. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Duncan-Hurst was founded in 1990. Its address is 4365 Executive
         Drive, Suite 1520, San Diego, CA 92121. As of December 31, 2001, Duncan-Hurst managed assets of approximately $3.3 billion for institutional and individual investors.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth     David C. Magee

DAVID C. MAGEE . Mr. Magee has been with Duncan-Hurst Capital Management since 1992. He holds an MBA in Finance from UCLA and a BS in Economics and Business Management from the University of California, Davis.


SUB-ADVISOR: Federated Investment Management Company ("Federated") is a registered investment adviser and a wholly-owned subsidiary of Federated Investors, Inc., which was founded in 1955. Federated is located in the Federated Investors Tower at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. As of December 31, 2001, Federated managed $163.6 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      Linda A. Duessel
                                        David P. Gilmore
                                        J. Thomas Madden
                                        Bernard J. Picchi




LINDA A. DUESSEL, CFA . Ms. Duessel joined Federated in 1991 and has been a Portfolio Manager since 1995. She became a Senior Vice President of the Federated in January 2000 and served as a Vice President of Federated from 1995 through 1999. Ms. Duessel was a Senior Investment Analyst and an Assistant Vice President of Federated from 1991 through 1995. Ms. Duessel received her MS in Industrial Administration from Carnegie Mellon University. She has earned the right to use the Chartered Financial Analyst designation.



DAVID P. GILMORE . Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became an Assistant Vice President of Federated in July 2000. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. He earned his MBA from the University of Virginia and has a BS from Liberty University. He has earned the right to use the Chartered Financial Analyst designation.



J. THOMAS MADDEN, CFA . Mr. Madden joined Federated as a Senior Portfolio Manager in 1977 and has been an Executive Vice President of Federated since 1994. Mr. Madden served as a Senior Vice President of Federated from 1989 to 1993. Mr. Madden received his MBA with a concentration in Finance from the University of Virginia. He has earned the right to use the Chartered Financial Analyst designation.



BERNARD J. PICCHI, CFA . Mr. Picchi joined Federated in 1999 as a Senior Vice President/Director of U.S. Equity Research. From 1994 to 1999, Mr. Picchi was a Managing Director of Lehman Brothers where he initially served as head of the energy sector group. During 1995 and most of 1996, he served as U.S. Director of Stock Research and in September 1996, he was named Growth Stock Strategist. Mr. Picchi holds a BS in foreign service from Georgetown University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2001 were approximately $23.0 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

                                           DAY-TO-DAY
           FUND                            FUND MANAGEMENT
           ----                            ---------------
           Balanced                        Dirk Laschanzky
                                           Douglas R. Ramsey
           Blue Chip                       Scott D. Opsal
           Capital Value                   John Pihlblad
           Growth                          Mary Sunderland
           International                   Kurtis D. Spieler
           International Emerging Markets  Michael A. Marusiak
                                           Michael L. Reynal
           International SmallCap          Brian W. Pattinson
           LargeCap Stock Index            Robert Baur
                                           Rhonda VanderBeek
           MidCap                          K. William Nolin
           SmallCap                        John F. McClain
                                           Thomas Morabito
           Utilities                       Catherine A. Zaharis

ROBERT BAUR, PH.D . Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University. Dr. Baur also did post-doctoral studies in finance and economics at the University of Minnesota.



DIRK LASCHANZKY, CFA . As a portfolio manager at Invista, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Invista in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Invista in 2000, specializing in the international emerging markets sector. Prior to joining Invista, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.



JOHN F. MCCLAIN . Mr. McClain is a portfolio manager for small-cap and medium-cap growth portfolio management and strategy. He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.



THOMAS MORABITO, CFA . Mr. Morabito joined Invista in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Invista, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

SCOTT D. OPSAL, CFA . Mr. Opsal is chief investment officer of Invista and has been with the firm since 1993. He holds an MBA from the University of Minnesota and a BS from Drake University. He has earned the right to use the Chartered Financial Analyst designation.



BRIAN W. PATTINSON, CFA . Mr. Pattinson is a portfolio manager at Invista. He performs international security analysis and strategy development for the firm's core international equity research effort and also specializes in the information technology and telecommunication sectors. He joined Invista in 1994. Mr. Pattinson earned his MBA and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Invista. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Invista in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



DOUGLAS R. RAMSEY, CFA . Mr. Ramsey joined Invista in 1997. As portfolio manager, he provides clients with asset allocation advice and research services covering all major asset classes. Previously, he was a portfolio strategist for Invista's value team with responsibility for equity securities analysis and strategy. Prior to joining Invista, Mr. Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL L. REYNAL . Mr. Reynal joined Invista in 2001, specializing in emerging markets portfolios. Prior to joining Invista, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



KURTIS D. SPIELER, CFA . Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined the Principal Financial Group in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from Drake University and his BBA in Accounting from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.



MARY SUNDERLAND, CFA . Prior to joining Invista in 1999, Ms. Sunderland managed growth and technology portfolios for Skandia Asset Management for 10 years. Ms. Sunderland holds an MBA in Finance from Columbia University Graduate School of Business and an undergraduate degree from Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.



RHONDA VANDERBEEK . Ms. VanderBeek directs trading operations for the Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. VanderBeek has extensive experience trading both domestic and international securities.



CATHERINE A. ZAHARIS, CFA . Ms. Zaharis directs portfolio management for the Invista value team and leads the value research group. She joined Invista in 1985. Ms. Zaharis received her MBA from Drake University and her BBA in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Morgan Stanley Asset Management ("Morgan Stanley"), with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. As of December 31, 2001, Morgan Stanley, together with its affiliated institutional asset management companies, managed investments totaling approximately $415.9 billion as named fiduciary or fiduciary adviser. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. and on May 1, 2001 the name was changed to Morgan Stanley Investment Management Inc. The firm continues to do business in certain instances using the name Morgan Stanley Asset Management.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners Equity Growth       William S. Auslander




WILLIAM S. AUSLANDER . Mr. Auslander is a Principal of Morgan Stanley & Co, Incorporated and Morgan Stanley Investment Management Inc. Mr. Auslander joined Morgan Stanley in 1995 as an equity analyst and currently is a portfolio manager in Morgan Stanley's institutional equity group. Prior thereto, he was an equity analyst at Icahn & Co., 1986-1995. He holds a BA in Economics from the University of Wisconsin and an MBA from Columbia University.


SUB-ADVISOR: Principal Capital Global Investors Limited, doing business as BT
         Funds Management ("BT Funds Management"), is a member of the Principal Financial Group. Its address is The Chifley Tower, 2 Chifley Square, Sydney 2000 Australia. As of December 31, 2001, BT Funds Management had approximately $17.7 billion under management.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           European Equity              Crispin Murray
           Pacific Basin                Dean Cashman




DEAN CASHMAN . Mr. Cashman is Executive Vice President of BT Funds Management and serves as head of Japanese equities. He joined the firm in January 1988, initially involved in the liquids and fixed-income group, but moved to the European equity group in 1989 specializing in the Latin Block countries including France, Italy and Spain. He started working on Japanese equities at the end of 1991 and subsequently took over responsibility for the group. Mr. Cashman received a degree in Economics from the University of Queensland.



CRISPIN MURRAY . Mr. Murray is Executive Vice President of BT Funds Management having joined the firm in 1994 as an investment analyst. In 1995, his role became pure European equities analysis covering banks, telecommunications, telecommunication equipment and media. In 1998, he became head of European Equities and became coordinator for the Global Banking Group. His global sector responsibilities include telecommunications and banks. Prior to joining BT Funds Management, Mr. Murray worked for Equitable Life Assurance Society in the UK as a bond and currency analyst. He received an Honours degree in Economics and Human Geography from Reading University in the UK.


SUB-ADVISOR: Principal Capital Income Investors, LLC ("Principal Capital - II"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2001 were approximately $39.2 billion. Principal Capital - II's address is 801 Grand Ave., Des Moines, Iowa 50392.

                                         DAY-TO-DAY
           FUND                          FUND MANAGEMENT
           ----                          ---------------
           Balanced                      William C. Armstrong
           Government Securities Income  Mark Karstrom
                                         Martin J. Schafer
           Limited Term Bond             Kevin W. Croft
                                         Martin J. Schafer

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal Capital - II. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



KEVIN W. CROFT, CFA . As a portfolio manager for Principal Capital - II, Mr. Croft has direct responsibility for $950 million invested in fixed-income portfolios. He joined the Principal Financial Group in 1988. He earned his Master's and Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial Analyst designation.



MARK KARSTROM. . Mr. Karstrom is a portfolio manager at Principal Capital - II with responsibility for mortgage-backed securities. Prior to joining Principal Capital - II in 2001, Mr. Karstrom was a portfolio manager for Scudder Kemper Investments. He received a BA in economics from the University of Denver. He is a member of the Association for Investment Management and Research (AIMR) and a Level II candidate for the Chartered Financial Analyst Designation.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal Capital - II specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.


SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. As of December 31, 2001, Turner had discretionary management authority with respect to approximately $9.2 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner




CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner Investment Partners, Inc. in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Prior thereto, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He has earned the right to use the Chartered Financial Analyst designation.


DUTIES OF THE MANAGER AND SUB-ADVISORS
The Manager or Sub-Advisor provides the Directors of the Funds with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Manager or Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

FEES PAID TO THE MANAGER
The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2001 was:

      Balanced                        0.59%    MidCap                    0.56%
      Blue Chip                       0.60%    Pacific Basin             1.10%
      Bond                            0.48%    Partners Equity Growth    0.75%
      Capital Value                   0.57%    Partners LargeCap Blend   0.75%
      Cash Management                          Partners LargeCap
                                      0.42%    Growth                    0.90%
      European Equity                 0.90%    Partners LargeCap Value   0.75%
      Government Securities Income    0.45%    Partners MidCap Growth    0.90%
      Growth                                   Partners SmallCap
                                      0.57%    Growth                    0.90%
      International                   0.84%    Real Estate               0.90%
      International Emerging                   SmallCap
      Markets                         1.25%                              0.85%
      International SmallCap          1.20%    Tax-Exempt Bond           0.47%
      LargeCap Stock Index            0.35%    Utilities                 0.59%
      Limited Term Bond               0.50%


The Manager has agreed to waive a portion of its fee for the following Funds and continue the waiver and, if necessary, pay expenses normally payable by each of the listed Funds through the period ending February 28, 2003. The waiver will maintain a total level of operating expenses (expressed as a percentage of average net assets attributable to a Class on an annualized basis) not to exceed the following percentages:

 FUND                                                  CLASS A      CLASS B
 ----                                                  -------      -------
 European Equity                                        2.95%        3.70%
 International Emerging Markets                         2.50         3.25
 LargeCap Stock Index                                   0.90         1.25
 Pacific Basin                                          2.95         3.70
 Partners LargeCap Blend                                1.95         2.70
 Partners LargeCap Growth                               1.95         2.70
 Partners LargeCap Value                                1.95         2.70
 Partners MidCap Growth                                 1.95         2.70
 Partners SmallCap Growth                               1.95         2.70



Each Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated Sub-Advisor for a Fund that is relying on the order without that agreement, including the compensation to be paid under it, being similarly approved.

The Partners Equity Growth, Partners LargeCap Blend, Partners LargeCap Growth, Partners LargeCap Value, Partners MidCap Growth and Partners SmallCap Growth Funds have received the necessary shareholder approval and intend to rely on the order.

PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open. The share price is determined at the close of business of the Exchange (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, except the Cash Management Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

The securities of the Cash Management Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Cash Management Fund reserves the right to determine a share price more than once each day.


NOTES:

.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The International Growth-Oriented Funds have a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

DIVIDENDS AND DISTRIBUTIONS


FOR ALL FUNDS EXCEPT THE CASH MANAGEMENT FUND
The Bond, Government Securities Income, Limited Term Bond and Tax-Exempt Bond Funds pay their net investment income on a monthly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the 19th of each month (or previous business day).

The Balanced and Real Estate Funds pay their net investment income on a quarterly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the 19th of March, June, September and December (or previous business day).


The Blue Chip Fund pays its net investment income on a semiannual basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the 19th of June and December (or previous business day).


The other Funds (other than the Cash Management Fund) pay their net investment income once each year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is December 19th (or previous business day).


Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the second business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

You can authorize income dividend and capital gain distributions to be:
.. invested in additional shares of the Fund you own without a sales charge;
.. invested in shares of another Principal Mutual Fund (Dividend Relay) without a sales charge (distributions of a Fund may be directed only to one receiving
  Fund); or
.. paid in cash.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans.


A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


CASH MANAGEMENT FUND
The Cash Management Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund. You may ask to have your dividends paid to you monthly in cash. These cash payments are made on the 20th (or preceding business day if the 20th is not a business day) of each month.

Under normal circumstances, the Fund intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Fund does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.


NOTES:

.. Payment of income dividends and capital gains shortly after you buy shares has the effect of reducing the share price by the amount of the payment.
.. Distributions from a Fund, whether received in cash or reinvested in additional shares may be subject to federal (and state) income tax.

HOW TO BUY SHARES


To open an account and buy fund shares, rely on your Registered Representative. Principal Mutual Funds are "load" funds which means you pay a sales charge for the ongoing assistance of your Registered Representative.


Fill out the Principal Mutual Fund application* completely. You must include:
.. the name(s) you want to appear on the account;
.. the code of the Fund(s) in which you want to invest;
.. your choice of Class A or Class B shares;
.. the amount of the investment;
.. your Social Security number or Taxpayer I.D. number; and .. other required information (may include corporate resolutions, trust agreements, etc.).
  * An application is included with this prospectus. A different application is needed for a Principal Mutual Fund IRA, Coverdell Education Savings Account, 403(b), SEP, SIMPLE, SAR-SEP or certain employee benefit plans. Call Principal Mutual Funds for more information.


Each Fund requires a minimum initial investment:

..  Regular Accounts                              $1,000
..  Uniform Transfer to Minor Accounts            $  500
..  IRA Accounts                                  $  500
..  Coverdell Education Savings Account           $  500

Subsequent investment minimums are $100. However, if your subsequent investments are made using an Automatic Investment Plan, the investment minimum is $50 ($100 for the Cash Management Fund).


NOTE: The minimum investment applies on a Fund level, not on the total investment being made. Minimums may be waived on accounts set up for: certain employee benefit plans; retirement plans qualified under Internal Revenue Code Section 401(a); payroll deduction plans submitting contributions in an electronic format devised and approved by Princor; Principal Mutual Fund asset allocation programs; Automatic Investment Plans; and Cash Management Accounts.

Class B shares of the Cash Management Fund may be purchased only by exchange from other Fund accounts in the same share class.


In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):
.. on a day that the New York Stock Exchange (NYSE) is open; and .. prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.


INVEST BY MAIL
.. Send a check and completed application to:
   Principal Mutual Funds
   P. O. Box 10423
   Des Moines Iowa 50306-9780
.. Make your check payable to Principal Mutual Funds.
.. Your purchase will be priced at the next share price calculated after Principal Mutual Funds receives your paperwork, completed in a manner acceptable to us.

ORDER BY TELEPHONE
.. Call us between 7:00 A.M. and 7:00 P.M. Central Time on any day that the NYSE is open.
.. We must receive your payment for the order within three business days (or the order will be canceled and you may be liable for any loss).
.. For new accounts, you also need to send a completed application.

NOTES:

.. Phone orders are not available for qualified accounts or the Cash Management
  Fund.
.. Other restrictions may apply, please call us for details.

WIRE MONEY FROM YOUR BANK
.. Have your Registered Representative call Principal Mutual Funds for an account number and wiring instructions.
.. For both initial and subsequent purchases, federal funds should be wired to:
   Wells Fargo Bank Iowa, N.A.
   Des Moines, Iowa 50309
   ABA No.: 073000228
   For credit to: Principal Mutual Funds
   Account No.: 3000499968
   For credit: Principal ________ Fund, Class A or Class B
   Shareholder Account No. __________________
   Shareholder Registration __________________
.. Give the number and instructions to your bank (which may charge a wire fee). .. No wires are accepted on days when the NYSE is closed or when the Federal
  Reserve is closed (because the bank that would receive your wire is closed).

ESTABLISH A DIRECT DEPOSIT PLAN
Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Mutual Fund account(s).
.. Availability of this service must be approved by your payroll department.
.. Have your Registered Representative call Principal Mutual Funds for an account number, Automated Clearing House (ACH) instructions and the form needed to establish Direct Deposit.
.. Give the Direct Deposit Authorization Form to your employer or the governmental agency (either of which may charge a fee for this service).
.. Shares will be purchased on the day the ACH notification is received by Wells
  Fargo Bank Iowa, N.A.
.. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

ESTABLISH AN AUTOMATIC INVESTMENT PLAN
.. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day (not the 29th, 30th or 31st) of the month the deduction is to be made.
.. The minimum initial investment is waived if you set up an Automatic Investment
  Plan when you open your account.
.. Minimum monthly purchase is $50 per Fund (except the Cash Management Fund).
.. Send completed application, check authorization form and voided check (or voided deposit slip) to:
   Principal Mutual Funds
   P. O. Box 10423
   Des Moines Iowa 50306-9780

SET UP A DIVIDEND RELAY
.. Invest your dividends and capital gains from one Principal Mutual Fund in shares of another Principal Mutual Fund.
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. Distributions from a Fund may be directed to only one receiving Fund.
.. The Fund share class receiving the investment must be the same class as the originating Fund.
.. There is no sales charge or administrative charge for the Dividend Relay.
.. You can set up Dividend Relay:
  . on the application for a new account; or . by calling Principal Mutual Funds if telephone services apply to the originating account; or
  . in writing (a signature guarantee may be required).
.. You may discontinue your Dividend Relay election with a written notice to Principal Mutual Funds. There may be a delay of up to 10 days before the Dividend Relay plan is discontinued.
.. The amount invested in the receiving Fund must meet that Fund's minimums. If it does not, the receiving Fund reserves the right to close the account if it is not brought up to the minimum investment amount within 30 days of sending you a deficiency notice.

HOW TO REDEEM (SELL) SHARES


After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC or redemption fee. There is no additional charge for a sale of shares however, you will be charged a $6 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are
made).A Fund can only sell shares after your check making the Fund investment has cleared your bank. To avoid the inconvenience of a delay in obtaining sale proceeds, shares may be purchased with a cashier's check or money order.) A sell order from one owner is binding on all joint owners.


Your request for a distribution from your 403(b) or SAR-SEP account must be in writing. You may obtain a distribution form by telephoning us or writing to the Principal Mutual Funds at P.O. Box 10423, Des Moines, Iowa 50309.

Distributions from IRA, SEP, SIMPLE, 403(b) and SAR-SEP accounts may be taken as:
.. lump sum of the entire interest in the account;

.. partial interest in the account; or
.. periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age
591/2.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.


Generally, sales proceeds checks are:
.. payable to all owners on the account (as shown in the account registration);
  and
.. mailed to address on the account (if not changed within last month) or previously authorized bank account.

For other payment arrangements, please call Principal Mutual Funds. You should also call Principal Mutual Funds for special instructions that may apply to sales from accounts:
.. when an owner has died;
.. for certain employee benefit plans; or .. owned by corporations, partnerships, agents or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.


Within 60 days after the sale of shares, you may reinvest the amount of the sale proceeds into any Principal Mutual Funds' Class A shares without a sales charge if the shares that were sold were:
.. Class A shares on which a sales charge was paid;
.. Class A shares acquired by conversion of Class B shares; or .. Class B shares on which a CDSC was paid.

The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested. If a loss is realized on the sale, the reinvestment may be subject to the "wash sale" rules resulting in the postponement of the recognition of the loss for tax purposes.


SELL SHARES BY MAIL
.. Send a letter or distribution form (call us for the form) which is signed by the owner(s) of the account to:
   Principal Mutual Funds
   P. O. Box 10423
   Des Moines Iowa 50306-9780
.. Specify the Fund and account number.
.. Specify the number of shares or the dollar amount to be sold.
.. A signature guarantee* will be required if the:
  . sell order is for more than $100,000;
  . account address has been changed within one month of the sell order; or . check is payable to a party other than the account shareholder(s) or
    Principal Life.
    * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.


SELL SHARES IN AMOUNTS OF $100,000 OR LESS BY TELEPHONE*
.. The address on the account must not have been changed within the last month and telephone privileges must apply to the account from which the shares are being sold.
.. If our phone lines are busy, you may need to send in a written sell order. .. To sell shares the same day, the order must be received before the close of normal trading on the NYSE (generally 3:00 p.m. Central Time).
.. Telephone redemption privileges are NOT available for Principal Mutual Fund
  403(b)s, SEPs, SIMPLES, SAR-
  SEPs, certain employee benefit plans or on shares for which certificates have been issued.
.. If previously authorized, checks can be sent to a shareholder's U.S. bank account.

  * The Funds and the transfer agent reserve the right to refuse telephone orders to sell shares. The shareholder is liable for a loss resulting from a fraudulent telephone order that the Fund reasonably believes is genuine. The Funds will use reasonable procedures to assure instructions are genuine. If the procedures are not followed, the Funds may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the address on the account.


SELL SHARES BY CHECKWRITING (CLASS A SHARES OF CASH MANAGEMENT FUND ONLY)
.. Checkwriting must be elected on initial application or by written request to Principal Mutual Funds. Such election continues in effect until the Fund receives written notice revoking or changing the election.
.. The Fund can only sell shares after your check making the Fund investment has cleared your bank.
.. Checks must be written for at least $500.
.. Checks are drawn on UMB Bank, N.A. and its rules concerning checking accounts apply.
.. If the account does not have sufficient funds to cover the check, it is marked
  "Insufficient Funds" and returned (the Fund may revoke checkwriting on accounts on which "Insufficient Funds" checks are drawn).
.. Accounts may not be closed by withdrawal check (accounts continue to earn dividends until checks clear and the exact value of the account is not known until the check is received by UMB).
.. Checkwriting is only available for non-qualified accounts.
.. Neither the Fund, UMB nor the Manager shall incur any liability for honoring the checks, selling shares to pay checks or for returning checks unpaid.

PERIODIC WITHDRAWAL PLANS
You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:
.. sell enough shares to provide a fixed amount of money ($25 minimum amount); .. pay insurance or annuity premiums or deposits to Principal Life (call us for details); and
.. provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a periodic withdrawal plan by:
.. completing the applicable section of the application; or
.. sending us your written instructions (and share certificate).

Your periodic withdrawal plan continues until:
.. you instruct us to stop; or
.. your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


Sales may be subject to a CDSC. Up to 10% of the value of your Class A or Class B share account may be withdrawn annually free of a CDSC. If the withdrawal plan is set up when the account is opened, 10% of the value of additional purchases made within 60 days may also be withdrawn free of a CDSC. The amount of the 10% withdrawal privilege is reset as of the last business day of December of each year based on the account's value as of that day. The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.


Sales made under your periodic withdrawal plan will reduce and may eventually exhaust your account. The Funds do not normally accept purchase payments while a periodic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account).


The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw. The portion of sales proceeds from the Tax-Exempt Bond Fund which represents tax-exempt income which has been accrued but not declared a dividend by the Fund may be taxed at capital gain rates.

REDEMPTION FEE (OTHER THAN CASH MANAGEMENT FUND FUND). Each Fund, except the Cash Management Fund, will impose a redemption fee on redemptions of $30,000 or more of Class A shares redeemed within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption amount. The fee is paid to the Fund is intended to offset the trading costs, market impact and other costs associated with short-term money movement in and out of the Fund.

HOW TO EXCHANGE SHARES AMONG PRINCIPAL MUTUAL FUNDS


Your shares in the Funds (except Class A shares of Cash Management, LargeCap Stock Index and Limited Term Bond Funds) may be exchanged without a sales charge or CDSC for the same class of any other Principal Mutual Fund. Class A shares of LargeCap Stock Index and Limited Term Bond Funds may be exchanged into Class A shares of the other Principal Mutual Funds 90 days after purchase. The 90-day holding period requirement is waived if your purchase of Limited Term Bond Fund shares is made through our Principal Path for Income program. If a certificate has been issued, it must be returned to the Fund before the exchange can take place.


You may exchange shares by:
.. calling us, if you have telephone privileges on the account and if no share certificate has been issued.
.. sending a written request to:
   Principal Mutual Funds
   P. O. Box 10423
   Des Moines, Iowa 50306-9780
.. completing an Exchange Authorization Form (call us to obtain the form).
.. via the Internet at www.principal.com.

EXCHANGES FROM THE CASH MANAGEMENT FUND
Class A shares of the Cash Management Fund may be exchanged into:
.. Class A shares of other Principal Mutual Funds.
  . If the Cash Management shares were acquired by direct purchase, a sales charge will be imposed on the exchange into other Class A shares.
  . If the Cash Management shares were acquired by (1) exchange from other
    Funds, (2) conversion of Class B shares or (3) reinvestment of dividends earned on Class A shares that were acquired through exchange, no sales charge will be imposed on the exchange into other Class A shares.
.. Class B shares of other Principal Mutual Funds - subject to the CDSC.

Automatic exchange election
---------------------------
This election authorizes an exchange from one Principal Mutual Fund to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
.. completing the Automatic Exchange Election section of the application;
.. calling us if telephone privileges apply to the account from which the exchange is to be made; or
.. sending us your written instructions.

Your automatic exchange continues until:
.. you instruct us to stop; or
.. your Fund account balance is zero.

You may specify the day of the exchange (if none selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


General
-------
.. An exchange by any joint owner is binding on all joint owners.
.. If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
.. All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.

.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. For an exchange to be effective the day we receive your instruction, we must receive the instruction before the close of normal trading on the NYSE (generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:
.. accounts with identical ownership;
.. an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership;
.. a single owner to a UTMA account if the owner of the single owner account is also the custodian on the UTMA account; or .. a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.


The exchange privilege is not intended for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse impact on all shareholders. Each Fund reserves the right to revise or terminate the exchange privilege, limit the amount of number of exchanges or reject any exchange. The Fund into which you would like to exchange may also reject your exchange. In addition, in order to limit excessive exchange activity and otherwise to promote the best interests of a fund, each Fund, except the Cash Management Fund, imposes a fee on exchanges of $30,000 or more of shares acquired within 30 days of the date of the exchange. The fee is equal to 1.00% of the total amount of the exchange (calculated at market value). The fee is paid to the Fund and is intended to offset the trading cost; market impact and other costs associated with short-term money movement in and out of a fund.


Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Principal Mutual Fund available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.


GENERAL INFORMATION ABOUT A FUND ACCOUNT


IMPORTANT INFORMATION
Grantor trusts formed to support benefit plans sponsored by Principal Life and affiliated persons of Principal Life owned of record as of February 20, 2002 approximately 28% of the Class A shares of the Capital Value Fund and 32% of the Class A shares of the International Fund. The trusts propose to redeem their shares from the Capital Value and International Funds. To minimize the impact these redemptions may have on the net expense ratio of these Funds, the trusts intend to carry out the redemptions on a regular basis over a __ month period beginning in April 2002.

STATEMENTS
You will receive quarterly (monthly statements for the Cash Management Fund) statements for the Funds you own.
Principal Mutual Fund 401(a) plan participants will receive semiannual statements that detail account activity. The statements provide the number and value of shares you own, transactions during the period, dividends declared or paid and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares in the Principal Mutual Funds, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other vital data.


Certain purchases and sales are only included on your quarterly statement. These include accounts:

.. when the only activity during the quarter:
  . is purchase of shares from reinvested dividends and/or capital gains;
  . is a result of Dividend Relay;
  . are purchases under an Automatic Investment Plan;
  . are sales under a periodic withdrawal plan; or . are purchases or sales under an automatic exchange election.
.. used to fund certain individual retirement or individual pension plans; or .. established under a payroll deduction plan.

If you need information about your account(s) at other times, you may:
.. access your account on the internet at www.principal.com;
.. call our PrinCall/(R)/ line 24 hours a day at 1-800-421-2298; or .. call us at 1-800-247-4123. (Our office generally is open Monday through Friday between 7 a.m. and 7 p.m. Central Time).

SIGNATURE GUARANTEES
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm.
A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
.. if you sell more than $100,000 from any one Fund;
.. if a sales proceeds check is payable to other than the account shareholder(s),
  Principal Life, Principal Residential Mortgage, Inc. or Principal Bank;
.. to make a Dividend Relay election from an account with joint owners to an account with only one owner or different joint owners;
.. to change ownership of an account;
.. to add telephone transaction services, checkwriting and/or wire privileges to an existing account;
.. to change bank account information designated under an existing telephone withdrawal plan;
.. to exchange or transfer among accounts with different ownership; and .. to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month.

SPECIAL PLANS
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, dividend relay, periodic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

MINIMUM ACCOUNT BALANCE
Generally, the Funds do not have a minimum required balance. Because of the disproportional high cost of maintaining small accounts, the Funds reserve the right to set a minimum and sell all shares in an account with a value of less than $300. The sales proceeds would then be mailed to you. These involuntary sales will not be triggered just by market conditions. If the Funds exercise this right, you will be notified that the redemption is going to be made. You will have 30 days to make an additional investment and bring your account up to the required minimum. The Funds reserve the right to increase the required minimum.

TELEPHONE AND INTERNET INSTRUCTIONS
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a Personal Identification Number for internet instructions, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the shareholder's address of record.

HOUSEHOLDING
To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds' records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Funds at 1-800-247-4123. You may notify the Funds in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after the Funds receives your request to stop householding.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

FINANCIAL STATEMENTS
Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent auditors, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited. That report is a part of this prospectus.

FINANCIAL HIGHLIGHTS

The following financial highlights are derived from financial statements that were audited by Ernst & Young LLP.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2001       2000       1999       1998      1997
                           ----       ----       ----       ----      ----
PRINCIPAL BALANCED FUND, INC.
-----------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $14.50     $15.13     $15.28     $15.11    $14.61
Income from Investment
 Operations:
 Net Investment Income     0.29       0.32       0.40       0.42      0.35
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.13)      0.02       0.34       1.15      1.81
                          -----       ----       ----       ----      ----
 Total From Investment
            Operations    (1.84)      0.34       0.74       1.57      2.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.28)     (0.33)     (0.44)     (0.37)    (0.36)
 Distributions from
  Capital Gains.......    (0.21)     (0.64)     (0.45)     (1.03)    (1.30)
                          -----      -----      -----      -----     -----
   Total Dividends and
         Distributions    (0.49)     (0.97)     (0.89)     (1.40)    (1.66)
                          -----      -----      -----      -----     -----
Net Asset Value, End
 of Period............   $12.17     $14.50     $15.13     $15.28    $15.11
                         ======     ======     ======     ======    ======
Total Return /(a)/ ...   (12.91)%     2.40%      4.85%     11.00%    15.88%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $80,547    $94,763   $112,329   $104,414   $85,436
 Ratio of Expenses to
  Average Net Assets..     1.35%      1.32%      1.28%      1.28%     1.33%
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.14%      2.26%      2.67%      2.86%     2.42%
 Portfolio Turnover
  Rate................    107.5%      54.4%      24.2%      57.0%     27.6%

                           2001       2000       1999       1998      1997
                           ----       ----       ----       ----      ----
PRINCIPAL BALANCED FUND, INC.
-----------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $14.43     $15.06     $15.22     $15.05    $14.56
Income from Investment
 Operations:
 Net Investment Income     0.19       0.21       0.29       0.31      0.25
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.11)      0.02       0.32       1.14      1.79
                          -----       ----       ----       ----      ----
 Total From Investment
            Operations    (1.92)      0.23       0.61       1.45      2.04
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.18)     (0.22)     (0.32)     (0.25)    (0.25)
 Distributions from
  Capital Gains.......    (0.21)     (0.64)     (0.45)     (1.03)    (1.30)
                          -----      -----      -----      -----     -----
   Total Dividends and
         Distributions    (0.39)     (0.86)     (0.77)     (1.28)    (1.55)
                          -----      -----      -----      -----     -----
Net Asset Value, End
 of Period............   $12.12     $14.43     $15.06     $15.22    $15.05
                         ======     ======     ======     ======    ======
Total Return /(a)/ ...   (13.53)%     1.61%      4.02%     10.18%    14.96%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $17,900    $20,680    $23,570    $18,930   $11,885
 Ratio of Expenses to
  Average Net Assets..     2.05%      2.12%      2.02%      2.04%     2.14%
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.44%      1.46%      1.93%      2.08%     1.58%
 Portfolio Turnover
  Rate................    107.5%      54.4%      24.2%      57.0%     27.6%



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2001        2000        1999        1998       1997
                            ----        ----        ----        ----       ----
PRINCIPAL BLUE CHIP FUND, INC.
------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $24.26      $25.25      $21.71      $20.22     $17.10
Income from Investment
 Operations:
 Net Investment Income     (0.02)       0.04        0.15        0.12       0.21
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (6.84)      (0.69)       3.53        3.57       3.58
                           -----       -----        ----        ----       ----
 Total From Investment
            Operations     (6.86)      (0.65)       3.68        3.69       3.79
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --       (0.05)      (0.14)      (0.12)     (0.21)
 Distributions from
  Capital Gains.......     (0.33)      (0.29)         --       (2.08)     (0.46)
 Tax Return of Capital
  Distributions /(a)/.     (0.03)         --          --          --         --
   ----                    -----
   Total Dividends and
         Distributions     (0.36)      (0.34)      (0.14)      (2.20)     (0.67)
                           -----       -----       -----       -----      -----
Net Asset Value, End
 of Period............    $17.04      $24.26      $25.25      $21.71     $20.22
                          ======      ======      ======      ======     ======
Total Return /(b)/ ...    (28.63)%     (2.60)%     17.00%      19.48%     22.57%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $120,173    $170,462    $184,217    $126,740    $79,985
 Ratio of Expenses to
  Average Net Assets..      1.50%       1.19%       1.26%       1.31%      1.30%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...        --        1.33%         --          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.10)%      0.19%       0.63%       0.57%      1.10%
 Portfolio Turnover
  Rate................      74.4%       73.6%       16.4%       0.50%      55.4%

                            2001        2000        1999        1998       1997
                            ----        ----        ----        ----       ----
PRINCIPAL BLUE CHIP FUND, INC.
------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $23.89      $25.00      $21.55      $20.14     $17.03
Income from Investment
 Operations:
 Net Investment Income     (0.16)      (0.14)      (0.02)      (0.02)      0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (6.72)      (0.67)       3.48        3.53       3.54
                           -----       -----        ----        ----       ----
 Total From Investment
            Operations     (6.88)      (0.81)       3.46        3.51       3.61
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --       (0.01)      (0.01)      (0.02)     (0.04)
 Distributions from
  Capital Gains.......     (0.33)      (0.29)         --       (2.08)     (0.46)
 Tax Return of Capital
  Distributions /(a)/.     (0.03)         --          --          --         --
  -----                    -----
   Total Dividends and
         Distributions     (0.36)      (0.30)      (0.01)      (2.10)     (0.50)
                           -----       -----       -----       -----      -----
Net Asset Value, End
 of Period............    $16.65      $23.89      $25.00      $21.55     $20.14
                          ======      ======      ======      ======     ======
Total Return /(b)/ ...    (29.16)%     (3.30)%     16.09%      18.59%     21.59%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $38,531     $54,550     $56,493     $34,223    $18,265
 Ratio of Expenses to
  Average Net Assets..      2.21%       1.94%       2.04%       2.02%      2.06%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...        --        2.05%         --          --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.81)%     (0.56)%     (0.15)%     (0.14)%     0.32%
 Portfolio Turnover
  Rate................      74.4%       73.6%       16.4%       0.50%      55.4%



/(a) /See "Distributions to Shareholders" in the Notes to Financial Statements. /(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver was effective for the year ended October 31, 2000.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2001        2000        1999       1998       1997
                            ----        ----        ----       ----       ----
PRINCIPAL CAPITAL VALUE FUND, INC.
----------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $25.04      $29.58      $31.07     $29.69     $27.72
Income from Investment
 Operations:
 Net Investment Income      0.20        0.34        0.52       0.50       0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (3.40)      (2.10)       0.45       3.88       5.80
                           -----       -----        ----       ----       ----
 Total From Investment
            Operations     (3.20)      (1.76)       0.97       4.38       6.30
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.30)      (0.25)      (0.51)     (0.53)     (0.48)
 Distributions from
  Capital Gains.......     (0.93)      (2.53)      (1.95)     (2.47)     (3.85)
                           -----       -----       -----      -----      -----
   Total Dividends and
         Distributions     (1.23)      (2.78)      (2.46)     (3.00)     (4.33)
                           -----       -----       -----      -----      -----
Net Asset Value, End
 of Period............    $20.61      $25.04      $29.58     $31.07     $29.69
                          ======      ======      ======     ======     ======
Total Return /(a)/ ...    (13.31)%     (6.20)%      3.00%     15.59%     25.36%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $386,827    $452,251    $573,485   $565,052   $494,444
 Ratio of Expenses to
  Average Net Assets..      0.95%       0.94%       0.75%      0.74%      0.70%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.90%       1.38%       1.73%      1.67%      1.85%
 Portfolio Turnover
  Rate................     126.2%      107.8%       44.5%      23.2%      30.8%

                            2001        2000        1999       1998       1997
                            ----        ----        ----       ----       ----
PRINCIPAL CAPITAL VALUE FUND, INC.
----------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $24.76      $29.41      $30.90     $29.51     $27.58
Income from Investment
 Operations:
 Net Investment Income      0.03        0.11        0.29       0.26       0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (3.37)      (2.09)       0.44       3.86       5.77
                           -----       -----        ----       ----       ----
 Total From Investment
            Operations     (3.34)      (1.98)       0.73       4.12       6.00
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.11)      (0.14)      (0.27)     (0.26)     (0.22)
 Distributions from
  Capital Gains.......     (0.93)      (2.53)      (1.95)     (2.47)     (3.85)
                           -----       -----       -----      -----      -----
   Total Dividends and
         Distributions     (1.04)      (2.67)      (2.22)     (2.73)     (4.07)
                           -----       -----       -----      -----      -----
Net Asset Value, End
 of Period............    $20.38      $24.76      $29.41     $30.90     $29.51
                          ======      ======      ======     ======     ======
Total Return /(a)/ ...    (13.96)%     (7.03)%      2.24%     14.71%     24.13%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $32,975     $39,017     $53,169    $44,765    $27,240
 Ratio of Expenses to
  Average Net Assets..      1.71%       1.82%       1.52%      1.52%      1.65%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.15%       0.51%       0.96%      0.88%      0.84%
 Portfolio Turnover
  Rate................     126.2%      107.8%       44.5%      23.2%      30.8%



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2001        2000        1999        1998       1997
                            ----        ----        ----        ----       ----
PRINCIPAL GROWTH FUND, INC.
---------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $71.22      $65.57      $56.09      $50.43     $39.54
Income from Investment
 Operations:
 Net Investment Income     (0.30)      (0.37)       0.21        0.35       0.31
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (21.79)       8.43        9.56        7.14      11.26
                          ------        ----        ----        ----      -----
 Total From Investment
            Operations    (22.09)       8.06        9.77        7.49      11.57
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          --       (0.29)      (0.34)     (0.31)
 Distributions from
  Capital Gains.......    (22.07)      (2.41)         --       (1.49)     (0.37)
   ----                   ------       -----                   -----      -----
   Total Dividends and
         Distributions    (22.07)      (2.41)      (0.29)      (1.83)     (0.68)
                          ------       -----       -----       -----      -----
Net Asset Value, End
 of Period............    $27.06      $71.22      $65.57      $56.09     $50.43
                          ======      ======      ======      ======     ======
Total Return /(a)/ ...    (41.87)%     12.64%      17.46%      15.17%     29.55%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $291,541    $525,175    $493,117    $395,954   $317,386
 Ratio of Expenses to
  Average Net Assets..      1.30%       1.08%       0.89%       0.95%      1.03%
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.71)%     (0.52)%      0.33%       0.66%      0.68%
 Portfolio Turnover
  Rate................      33.4%      121.5%       32.4%       21.9%      16.5%

                            2001        2000        1999        1998       1997
                            ----        ----        ----        ----       ----
PRINCIPAL GROWTH FUND, INC.
---------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $70.41      $65.33      $55.98      $50.36     $39.43
Income from Investment
 Operations:
 Net Investment Income     (0.24)      (0.89)      (0.17)       0.06       0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (21.67)       8.38        9.55        7.14      11.23
                          ------        ----        ----        ----      -----
 Total From Investment
            Operations    (21.91)       7.49        9.38        7.20      11.32
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          --       (0.03)      (0.09)     (0.02)
 Distributions from
  Capital Gains.......    (22.07)      (2.41)         --       (1.49)     (0.37)
   ----                   ------       -----                   -----      -----
   Total Dividends and
         Distributions    (22.07)      (2.41)      (0.03)      (1.58)     (0.39)
                          ------       -----       -----       -----      -----
Net Asset Value, End
 of Period............    $26.43      $70.41      $65.33      $55.98     $50.36
                          ======      ======      ======      ======     ======
Total Return /(a)/ ...    (42.21)%     11.79%      16.75%      14.58%     28.92%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $64,111    $110,001     $96,116     $64,809    $42,241
 Ratio of Expenses to
  Average Net Assets..      1.88%       1.85%       1.50%       1.46%      1.48%
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.29)%     (1.30)%     (0.28)%      0.15%      0.23%
 Portfolio Turnover
  Rate................      33.4%      121.5%       32.4%       21.9%      16.5%



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2001     2000/(C)/
                           ----     ----
PRINCIPAL LARGECAP STOCK INDEX FUND, INC.
-----------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.59    $10.00
Income from Investment
 Operations:
 Net Investment Income     0.05      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.74)     0.56
                          -----      ----
 Total From Investment
            Operations    (2.69)     0.59
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       --
 ----                     -----
   Total Dividends and
         Distributions    (0.05)       --
 ----                     -----
Net Asset Value, End
 of Period............    $7.85    $10.59
                          =====    ======
Total Return /(a)/ ...   (25.46)%    4.96%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,886    $9,855
 Ratio of Expenses to
  Average Net Assets..     0.90%     0.79%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.44%     1.82%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.59%     0.76%/(e)/
 Portfolio Turnover
  Rate................     39.3%    189.7%/(e)/

                           2001     2000/(C)/
                           ----     ----
PRINCIPAL LARGECAP STOCK INDEX FUND, INC.
-----------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.56    $10.00
Income from Investment
 Operations:
 Net Investment Income     0.01      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.72)     0.54
                          -----      ----
 Total From Investment
            Operations    (2.71)     0.56
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)       --
 ----                     -----
   Total Dividends and
         Distributions    (0.01)       --
 ----                     -----
Net Asset Value, End
 of Period............    $7.84    $10.56
                          =====    ======
Total Return /(a)/ ...   (25.65)%    4.66%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,731    $2,838
 Ratio of Expenses to
  Average Net Assets..     1.25%     1.14%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.87%     2.44%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.23%     0.45%/(e)/
 Portfolio Turnover
  Rate................     39.3%    189.7%/(e)/



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The waiver began on the first day of the period ended October 31, 2000. The expense limits for each class were increased on November 1, 2000.
/(c) /Period from March 1, 2000, date shares first offered, through October 31,
  2000.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2001        2000        1999        1998        1997
                            ----        ----        ----        ----        ----
PRINCIPAL MIDCAP FUND, INC.
---------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $52.01      $42.12      $39.90      $45.33      $35.75
Income from Investment
 Operations:
 Net Investment Income     (0.02)      (0.16)      (0.06)      (0.07)       0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (3.75)      12.08        2.28       (4.26)      10.80
                           -----       -----        ----       -----       -----
 Total From Investment
            Operations     (3.77)      11.92        2.22       (4.33)      10.87
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          --          --          --       (0.11)
 Distributions from
  Capital Gains.......    (15.16)      (2.03)         --       (1.10)      (1.18)
   ----                   ------       -----                   -----       -----
   Total Dividends and
         Distributions    (15.16)      (2.03)         --       (1.10)      (1.29)
   ----                   ------       -----                   -----       -----
Net Asset Value, End
 of Period............    $33.08      $52.01      $42.12      $39.90      $45.33
                          ======      ======      ======      ======      ======
Total Return /(a)/ ...     (9.14)%     29.21%       5.56%      (9.78)%     31.26%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $319,523    $364,639    $313,984    $332,942    $346,666
 Ratio of Expenses to
  Average Net Assets..      1.16%       1.17%       1.22%       1.22%       1.26%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.20%      (0.36)%     (0.17)%     (0.14)%      0.20%
 Portfolio Turnover
  Rate................      66.6%      161.8%       59.9%       25.1%        9.5%

                            2001        2000        1999        1998        1997
                            ----        ----        ----        ----        ----
PRINCIPAL MIDCAP FUND, INC.
---------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $50.71      $41.29      $39.29      $44.88      $35.48
Income from Investment
 Operations:
 Net Investment Income      0.22       (0.42)      (0.28)      (0.23)      (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (4.02)      11.87        2.28       (4.26)      10.64
                           -----       -----        ----       -----       -----
 Total From Investment
            Operations     (3.80)      11.45        2.00       (4.49)      10.59
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          --          --          --       (0.01)
 Distributions from
  Capital Gains.......    (15.16)      (2.03)         --       (1.10)      (1.18)
   ----                   ------       -----                   -----       -----
   Total Dividends and
         Distributions    (15.16)      (2.03)         --       (1.10)      (1.19)
   ----                   ------       -----                   -----       -----
Net Asset Value, End
 of Period............    $31.75      $50.71      $41.29      $39.29      $44.88
                          ======      ======      ======      ======      ======
Total Return /(a)/ ...     (9.55)%     28.63%       5.09%     (10.24)%     30.64%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $71,330     $80,721     $68,639     $68,358     $59,554
 Ratio of Expenses to
  Average Net Assets..      1.61%       1.62%       1.67%       1.73%       1.69%
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.25)%     (0.80)%     (0.62)%     (0.66)%     (0.24)%
 Portfolio Turnover
  Rate................      66.6%      161.8%       59.9%       25.1%        9.5%



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2001       2000
                           ----       ----
PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.
-------------------------------------------
CLASS A SHARES /(A)/
--------------------
Net Asset Value,
 Beginning of Period..   $11.36     $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.10)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (3.64)      1.41
                          -----       ----
 Total From Investment
            Operations    (3.74)      1.36
                          -----       ----
Net Asset Value, End
 of Period............    $7.62     $11.36
                          =====     ======
Total Return /(b)/ ...   (32.92)%    13.60%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $38,303    $49,794
 Ratio of Expenses to
  Average Net Assets..     1.90%      1.57%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...       --       1.99%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.10)%    (0.68)%/(e)/
 Portfolio Turnover
  Rate................     86.4%      62.0%/(e)/

                           2001       2000
                           ----       ----
PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.
-------------------------------------------
CLASS B SHARES /(A)/
--------------------
Net Asset Value,
 Beginning of Period..   $11.28     $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.13)     (0.10)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (3.63)      1.38
                          -----       ----
 Total From Investment
            Operations    (3.76)      1.28
                          -----       ----
Net Asset Value, End
 of Period............    $7.52     $11.28
                          =====     ======
Total Return /(b)/ ...   (33.33)%    12.80%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,419    $19,430
 Ratio of Expenses to
  Average Net Assets..     2.63%      2.31%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...       --       2.61%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.82)%    (1.41)%/(e)/
 Portfolio Turnover
  Rate................     86.4%      62.0%/(e)/



/(a) /Effective March 1, 2001, the Principal Partners Aggressive Growth Fund,
  Inc. changed its name to Principal Partners Equity Growth Fund, Inc.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver was effective for the year ended October 31, 2000.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2001/(C)/
                          ----
PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.
--------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.00)
                          -----
 Total From Investment
            Operations    (1.00)
                          -----
Net Asset Value, End
 of Period............    $9.00
                          =====
Total Return /(a)/ ...   (10.00)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $7,694
 Ratio of Expenses to
  Average Net Assets..     1.95%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.25%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.09)%/(e)/
 Portfolio Turnover
  Rate................     56.9%/(e)/

                          2001/(C)/
                          ----
PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.
--------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.02)
                          -----
 Total From Investment
            Operations    (1.06)
                          -----
Net Asset Value, End
 of Period............    $8.94
                          =====
Total Return /(a)/ ...   (10.60)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,670
 Ratio of Expenses to
  Average Net Assets..     2.70%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     3.01%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.84)%/(e)/
 Portfolio Turnover
  Rate................     56.9%/(e)/



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses. /(c) /Period from December 22, 2000, date shares first offered, through October
  31, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2001      2000/(C)/
                          ----      ----
PRINCIPAL PARTNERS LARGECAP GROWTH FUND, INC.
---------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $8.12     $10.00
Income from Investment
 Operations:
 Net Investment Income   (0.09)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (3.60)     (1.84)
                         -----      -----
 Total From Investment
            Operations   (3.69)     (1.88)
                         -----      -----
Net Asset Value, End
 of Period............   $4.43      $8.12
                         =====      =====
Total Return /(a)/ ...  (45.44)%   (20.55)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $6,632     $7,126
 Ratio of Expenses to
  Average Net Assets..    1.95%      1.73%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    2.69%      2.44%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.44)%    (1.24)%/(e)/
 Portfolio Turnover
  Rate................   146.9%     181.8%/(e)/

                          2001      2000/(C)/
                          ----      ----
PRINCIPAL PARTNERS LARGECAP GROWTH FUND, INC.
---------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $8.08     $10.00
Income from Investment
 Operations:
 Net Investment Income   (0.07)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (3.63)     (1.86)
                         -----      -----
 Total From Investment
            Operations   (3.70)     (1.92)
                         -----      -----
Net Asset Value, End
 of Period............   $4.38      $8.08
                         =====      =====
Total Return /(a)/ ...  (45.79)%   (20.94)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,581     $2,796
 Ratio of Expenses to
  Average Net Assets..    2.70%      2.40%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    3.49%      3.17%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (2.19)%    (1.91)%/(e)/
 Portfolio Turnover
  Rate................   146.9%     181.8%/(e)/



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver began on the first day of the period ended October 31, 2000. The expense limits for each class were increased on November 1, 2000.
/(c) /Period from March 1, 2000, date shares first offered, through October 31,
  2000.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2001/(C)/
                         ----
PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.
--------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.04)
                         -----
 Total From Investment
            Operations   (0.02)
                         -----
Net Asset Value, End
 of Period............   $9.98
                         =====
Total Return /(a)/ ...   (0.20)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $8,146
 Ratio of Expenses to
  Average Net Assets..    1.95%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    2.04%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.43%/(e)/
 Portfolio Turnover
  Rate................    35.1%/(e)/

                         2001/(C)/
                         ----
PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.
--------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income   (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.06)
                         -----
 Total From Investment
            Operations   (0.08)
                         -----
Net Asset Value, End
 of Period............   $9.92
                         =====
Total Return /(a)/ ...   (0.80)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,786
 Ratio of Expenses to
  Average Net Assets..    2.70%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    2.82%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.33)%/(e)/
 Portfolio Turnover
  Rate................    35.1%/(e)/



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses. /(c) /Period from December 22, 2000, date shares first offered, through October
  31, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2001      2000/(C)/
                           ----      ----
PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.
-------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.09     $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.10)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (4.44)     (0.87)
                          -----      -----
 Total From Investment
            Operations    (4.54)     (0.91)
                          -----      -----
Net Asset Value, End
 of Period............    $4.55      $9.09
                          =====      =====
Total Return /(a)/ ...   (49.94)%   (12.68)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,207    $11,875
 Ratio of Expenses to
  Average Net Assets..     1.95%      1.79%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.67%      2.50%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.64)%    (1.40)%/(e)/
 Portfolio Turnover
  Rate................    334.0%     265.5%/(e)/

                           2001      2000/(C)/
                           ----      ----
PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.
-------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.04     $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.08)     (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (4.47)     (0.89)
                          -----      -----
 Total From Investment
            Operations    (4.55)     (0.96)
                          -----      -----
Net Asset Value, End
 of Period............    $4.49      $9.04
                          =====      =====
Total Return /(a)/ ...   (50.33)%   (13.16)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,967     $4,093
 Ratio of Expenses to
  Average Net Assets..     2.70%      2.54%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     3.45%      3.22%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (2.40)%    (2.18)%/(e)/
 Portfolio Turnover
  Rate................    334.0%     265.5%/(e)/



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver began on the first day of the period ended October 31, 2000. The expense limits for each class were increased on November 1, 2000.
/(c) /Period from March 1, 2000, date shares first offered, through October 31,
  2000.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2001/(C)/
                          ----
PRINCIPAL PARTNERS SMALLCAP GROWTH FUND, INC.
---------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (3.69)
                          -----
 Total From Investment
            Operations    (3.76)
                          -----
Net Asset Value, End
 of Period............    $6.24
                          =====
Total Return /(a)/ ...   (37.60)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,107
 Ratio of Expenses to
  Average Net Assets..     1.95%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.94%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.55)%/(e)/
 Portfolio Turnover
  Rate................    144.5%/(e)/

                          2001/(C)/
                          ----
PRINCIPAL PARTNERS SMALLCAP GROWTH FUND, INC.
---------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.11)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (3.69)
                          -----
 Total From Investment
            Operations    (3.80)
                          -----
Net Asset Value, End
 of Period............    $6.20
                          =====
Total Return /(a)/ ...   (38.00)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,230
 Ratio of Expenses to
  Average Net Assets..     2.70%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     3.82%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (2.29)%/(e)/
 Portfolio Turnover
  Rate................    144.5%/(e)/



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses. /(c) /Period from December 22, 2000, date shares first offered, through October
  31, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2001     2000     1999      1998/(C)/
                           ----     ----     ----      ----
PRINCIPAL REAL ESTATE FUND, INC.
--------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.03    $7.73    $8.39     $10.15
Income from Investment
 Operations:
 Net Investment Income     0.34     0.35     0.31       0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.42     1.30    (0.67)     (1.76)
                           ----     ----    -----      -----
 Total From Investment
            Operations     0.76     1.65    (0.36)     (1.56)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.34)   (0.35)   (0.30)     (0.20)
                          -----    -----    -----      -----
   Total Dividends and
         Distributions    (0.34)   (0.35)   (0.30)     (0.20)
                          -----    -----    -----      -----
Net Asset Value, End
 of Period............    $9.45    $9.03    $7.73      $8.39
                          =====    =====    =====      =====
Total Return /(a)/ ...     8.49%   21.86%   (4.38)%   (15.45)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,700   $9,439   $6,459     $5,490
 Ratio of Expenses to
  Average Net Assets..     1.97%    1.88%    2.19%      2.25%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --     2.17%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.57%    4.28%    3.77%      2.89%/(e)/
 Portfolio Turnover
  Rate................     69.5%    79.8%    55.1%      60.4%/(e)/

                           2001     2000     1999      1998/(C)/
                           ----     ----     ----      ----
PRINCIPAL REAL ESTATE FUND, INC.
--------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.00    $7.71    $8.38     $10.15
Income from Investment
 Operations:
 Net Investment Income     0.28     0.30     0.24       0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.42     1.29    (0.66)     (1.78)
                           ----     ----    -----      -----
 Total From Investment
            Operations     0.70     1.59    (0.42)     (1.58)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.29)   (0.30)   (0.25)     (0.19)
                          -----    -----    -----      -----
   Total Dividends and
         Distributions    (0.29)   (0.30)   (0.25)     (0.19)
                          -----    -----    -----      -----
Net Asset Value, End
 of Period............    $9.41    $9.00    $7.71      $8.38
                          =====    =====    =====      =====
Total Return /(a)/ ...     7.76%   21.00%   (5.10)%   (15.67)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,663   $4,488   $3,351     $3,120
 Ratio of Expenses to
  Average Net Assets..     2.58%    2.62%    2.98%      2.47%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --     2.75%      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.97%    3.53%    2.98%      2.67%/(e)/
 Portfolio Turnover
  Rate................     69.5%    79.8%    55.1%      60.4%/(e)/



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver was effective for the year ended October 31, 2000.
/(c) /Period from December 31, 1997, date shares first offered, through October
  31, 1998. Class A and Class B shares each recognized $.03 net investment income per share from December 11, 1997 through December 30, 1997, of which each class distributed $.01 to its sole shareholder, Principal Life Insurance
  Company.   During the initial interim period, each class also incurred an unrealized gain of $.13 per share.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2001       2000       1999      1998/(C)/
                           ----       ----       ----      ----
PRINCIPAL SMALLCAP FUND, INC.
-----------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.24     $11.34      $8.43      $9.92
Income from Investment
 Operations:
 Net Investment Income    (0.11)     (0.11)     (0.11)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.91)      1.27       3.02      (1.41)
                          -----       ----       ----      -----
 Total From Investment
            Operations    (2.02)      1.16       2.91      (1.49)
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......    (1.62)     (1.26)        --         --
  ----                    -----      -----
   Total Dividends and
         Distributions    (1.62)     (1.26)        --         --
  ----                    -----      -----
Net Asset Value, End
 of Period............    $7.60     $11.24     $11.34      $8.43
                          =====     ======     ======      =====
Total Return /(a)/ ...   (19.37)%     9.89%     34.52%    (15.95)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $53,763    $60,660    $41,598    $18,438
 Ratio of Expenses to
  Average Net Assets..     1.87%      1.75%      1.92%      2.58%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --       1.76%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.80)%    (0.61)%    (1.04)%    (1.65)%/(e)/
 Portfolio Turnover
  Rate................    154.9%     138.4%     100.7%      20.5%/(e)/

                           2001       2000       1999      1998/(C)/
                           ----       ----       ----      ----
PRINCIPAL SMALLCAP FUND, INC.
-----------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.02     $11.21      $8.41      $9.91
Income from Investment
 Operations:
 Net Investment Income    (0.06)     (0.10)     (0.11)     (0.11)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.98)      1.17       2.91      (1.39)
                          -----       ----       ----      -----
 Total From Investment
            Operations    (2.04)      1.07       2.80      (1.50)
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......    (1.62)     (1.26)        --         --
  ----                    -----      -----
   Total Dividends and
         Distributions    (1.62)     (1.26)        --         --
  ----                    -----      -----
Net Asset Value, End
 of Period............    $7.36     $11.02     $11.21      $8.41
                          =====     ======     ======      =====
Total Return /(a)/ ...   (20.05)%     9.14%     33.29%    (16.15)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $17,342    $19,022    $14,158     $6,550
 Ratio of Expenses to
  Average Net Assets..     2.74%      2.41%      2.63%      2.80%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --       2.41%        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.67)%    (1.27)%    (1.75)%    (1.85)%/(e)/
 Portfolio Turnover
  Rate................    154.9%     138.4%     100.7%      20.5%/(e)/



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver was effective for the year ended October 31, 2000.
/(c) /Period from December 31, 1997, date shares first offered, through October
  31, 1998. Class A and Class B shares each recognized $.02 net investment income per share from December 11, 1997 through December 30, 1997. Each class distributed $.01 taxable return of capital to its sole shareholder, Principal
  Life Insurance Company.   During the initial interim period, each class also
  incurred an unrealized loss of $.09 per share.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2001        2000      1999      1998      1997
                           ----        ----      ----      ----      ----
PRINCIPAL UTILITIES FUND, INC.
------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $18.40      $17.86    $16.11    $12.55    $11.40
Income from Investment
 Operations:
 Net Investment Income     0.20        0.27      0.33      0.41      0.48
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (4.05)       1.68      2.00      3.59      1.12
                          -----        ----      ----      ----      ----
 Total From Investment
            Operations    (3.85)       1.95      2.33      4.00      1.60
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.20)      (0.27)    (0.34)    (0.44)    (0.45)
 Distributions from
  Capital Gains.......    (3.66)      (1.14)    (0.24)       --        --
  ----                    -----       -----     -----
   Total Dividends and
         Distributions    (3.86)      (1.41)    (0.58)    (0.44)    (0.45)
                          -----       -----     -----     -----     -----
Net Asset Value, End
 of Period............   $10.69      $18.40    $17.86    $16.11    $12.55
                         ======      ======    ======    ======    ======
Total Return /(a)/ ...   (25.74)%     12.09%    14.74%    32.10%    14.26%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $72,581    $101,352   $99,857   $83,533   $64,366
 Ratio of Expenses to
  Average Net Assets..     1.31%       1.23%     1.20%     1.15%     1.15%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --          --        --      1.23%     1.25%
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.51%       1.59%     1.94%     2.73%     3.90%
 Portfolio Turnover
  Rate................    106.2%      150.8%     23.5%     11.9%     22.5%

                           2001        2000      1999      1998      1997
                           ----        ----      ----      ----      ----
PRINCIPAL UTILITIES FUND, INC.
------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $18.37      $17.83    $16.09    $12.53    $11.38
Income from Investment
 Operations:
 Net Investment Income     0.10        0.14      0.22      0.30      0.38
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (4.07)       1.69      1.98      3.59      1.13
                          -----        ----      ----      ----      ----
 Total From Investment
            Operations    (3.97)       1.83      2.20      3.89      1.51
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.10)      (0.15)    (0.22)    (0.33)    (0.36)
 Distributions from
  Capital Gains.......    (3.66)      (1.14)    (0.24)       --        --
  ----                    -----       -----     -----
   Total Dividends and
         Distributions    (3.76)      (1.29)    (0.46)    (0.33)    (0.36)
                          -----       -----     -----     -----     -----
Net Asset Value, End
 of Period............   $10.64      $18.37    $17.83    $16.09    $12.53
                         ======      ======    ======    ======    ======
Total Return /(a)/ ...   (26.41)%     11.30%    13.85%    31.23%    13.41%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,152     $19,624   $18,282   $11,391    $6,937
 Ratio of Expenses to
  Average Net Assets..     2.15%       2.00%     1.95%     1.90%     1.90%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --          --        --      2.00%     1.95%
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.66%       0.82%     1.19%     2.04%     3.14%
 Portfolio Turnover
  Rate................    106.2%      150.8%     23.5%     11.9%     22.5%



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver ceased on October 31, 1998.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2001      2000/(C)/
                          ----      ----
PRINCIPAL EUROPEAN EQUITY FUND, INC.
------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $8.69     $10.00
Income from Investment
 Operations:
 Net Investment Income   (0.05)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (2.29)     (1.27)
                         -----      -----
 Total From Investment
            Operations   (2.34)     (1.31)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.09)        --
 ----                    -----
   Total Dividends and
         Distributions   (0.09)        --
 ----                    -----
Net Asset Value, End
 of Period............   $6.26      $8.69
                         =====      =====
Total Return /(a)/ ...  (27.16)%   (13.10)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,956     $2,242
 Ratio of Expenses to
  Average Net Assets..    2.50%      2.49%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    3.13%      3.42%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.82)%    (1.09)%/(e)/
 Portfolio Turnover
  Rate................   132.1%      48.6%/(e)/

                          2001      2000/(C)/
                          ----      ----
PRINCIPAL EUROPEAN EQUITY FUND, INC.
------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $8.66     $10.00
Income from Investment
 Operations:
 Net Investment Income   (0.12)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (2.28)     (1.28)
                         -----      -----
 Total From Investment
            Operations   (2.40)     (1.34)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...   (0.04)        --
 ----                    -----
   Total Dividends and
         Distributions   (0.04)        --
 ----                    -----
Net Asset Value, End
 of Period............   $6.22      $8.66
                         =====      =====
Total Return /(a)/ ...  (27.79)%   (13.40)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,209     $1,288
 Ratio of Expenses to
  Average Net Assets..    3.25%      2.97%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    3.88%      4.06%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.64)%    (1.40)%/(e)/
 Portfolio Turnover
  Rate................   132.1%      48.6%/(e)/



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses. /(c) /Period from May 1, 2000, date shares first offered, through October 31,
  2000.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2001       2000       1999      1998      1997/(C)/
                           ----       ----       ----      ----      ----
PRINCIPAL INTERNATIONAL EMERGING MARKETS FUND, INC.
---------------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.75      $8.56      $6.54     $8.29      $9.51
Income from Investment
 Operations:
 Net Investment Income    (0.03)     (0.10)     (0.03)    (0.02)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.22)      0.31       2.05     (1.73)     (1.21)
                          -----       ----       ----     -----      -----
 Total From Investment
            Operations    (2.25)      0.21       2.02     (1.75)     (1.22)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --      (0.02)        --        --         --
                             --      -----         --        --         --
 Distributions from
  Capital Gains.......    (0.06)        --         --        --         --
 -----                    -----
   Total Dividends and
         Distributions    (0.06)     (0.02)        --        --         --
 -----                    -----      -----
Net Asset Value, End
 of Period............    $6.44      $8.75      $8.56     $6.54      $8.29
                          =====      =====      =====     =====      =====
Total Return /(a)/ ...   (25.85)%     2.36%     30.89%   (21.11)%   (10.18)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,335    $17,890    $13,401    $7,312     $5,039
 Ratio of Expenses to
  Average Net Assets..     2.50%      2.49%      2.75%     3.31%      2.03%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.71%      2.59%        --        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.06)%    (1.05)%    (0.35)%   (0.36)%    (0.32)%/(e)/
 Portfolio Turnover
  Rate................    120.5%     112.9%      95.8%     45.2%      21.4%/(e)/

                           2001       2000       1999      1998      1997/(C)/
                           ----       ----       ----      ----      ----
PRINCIPAL INTERNATIONAL EMERGING MARKETS FUND, INC.
---------------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.60      $8.47      $6.52     $8.28      $9.51
Income from Investment
 Operations:
 Net Investment Income    (0.05)     (0.16)     (0.07)    (0.05)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.21)      0.29       2.02     (1.71)     (1.22)
                          -----       ----       ----     -----      -----
 Total From Investment
            Operations    (2.26)      0.13       1.95     (1.76)     (1.23)
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......    (0.06)        --         --        --         --
 -----                    -----
   Total Dividends and
         Distributions    (0.06)        --         --        --         --
 -----                    -----
Net Asset Value, End
 of Period............    $6.28      $8.60      $8.47     $6.52      $8.28
                          =====      =====      =====     =====      =====
Total Return /(a)/ ...   (26.42)%     1.53%     29.91%   (21.26)%   (10.29)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,728     $6,198     $5,051    $3,275     $3,116
 Ratio of Expenses to
  Average Net Assets..     3.25%      3.22%      3.57%     3.59%      2.16%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     3.39%      3.22%        --        --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.84)%    (1.78)%    (1.12)%   (0.69)%    (0.46)%/(e)/
 Portfolio Turnover
  Rate................    120.5%     112.9%      95.8%     45.2%      21.4%/(e)/



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver began on the first day of the period ended October 31, 2000.
/(c) /Period from August 29, 1997, date shares first offered, through October
  31, 1997. Class A and Class B shares each recognized $.01 of net investment income per share and incurred an unrealized loss of $.50 per share from August 14, 1997 through August 28, 1997.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2001        2000       1999       1998       1997
                            ----        ----       ----       ----       ----
PRINCIPAL INTERNATIONAL FUND, INC.
----------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..     $8.85      $10.04      $9.20      $9.33      $8.14
Income from Investment
 Operations:
 Net Investment Income      0.02        0.16       0.13       0.13       0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (2.34)       0.20       1.28       0.04       1.52
                           -----        ----       ----       ----       ----
 Total From Investment
            Operations     (2.32)       0.36       1.41       0.17       1.61
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.05)      (0.23)     (0.11)     (0.10)     (0.11)
 Distributions from
  Capital Gains.......     (0.73)      (1.32)     (0.46)     (0.20)     (0.31)
                           -----       -----      -----      -----      -----
   Total Dividends and
         Distributions     (0.78)      (1.55)     (0.57)     (0.30)     (0.42)
                           -----       -----      -----      -----      -----
Net Asset Value, End
 of Period............     $5.75       $8.85     $10.04      $9.20      $9.33
                           =====       =====     ======      =====      =====
Total Return /(a)/ ...    (28.64)%      3.04%     16.18%      1.93%     20.46%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $224,177    $325,369   $338,144   $302,757   $281,158
 Ratio of Expenses to
  Average Net Assets..      1.42%       1.27%      1.22%      1.25%      1.39%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.27%       1.76%      1.35%      1.45%      1.25%
 Portfolio Turnover
  Rate................      93.9%       92.7%      58.7%      38.7%      26.6%

                            2001        2000       1999       1998       1997
                            ----        ----       ----       ----       ----
PRINCIPAL INTERNATIONAL FUND, INC.
----------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..     $8.78       $9.96      $9.14      $9.26      $8.07
Income from Investment
 Operations:
 Net Investment Income     (0.03)       0.11       0.06       0.07       0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (2.31)       0.20       1.27       0.04       1.51
                           -----        ----       ----       ----       ----
 Total From Investment
            Operations     (2.34)       0.31       1.33       0.11       1.54
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --       (0.17)     (0.05)     (0.03)     (0.04)
 Distributions from
  Capital Gains.......     (0.73)      (1.32)     (0.46)     (0.20)     (0.31)
                           -----       -----      -----      -----      -----
   Total Dividends and
         Distributions     (0.73)      (1.49)     (0.51)     (0.23)     (0.35)
                           -----       -----      -----      -----      -----
Net Asset Value, End
 of Period............     $5.71       $8.78      $9.96      $9.14      $9.26
                           =====       =====      =====      =====      =====
Total Return /(a)/ ...    (28.97)%      2.43%     15.27%      1.27%     19.62%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $33,277     $48,692    $48,319    $41,676    $33,842
 Ratio of Expenses to
  Average Net Assets..      2.08%       1.88%      1.90%      1.91%      2.17%
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.41)%      1.13%      0.67%      0.77%      0.42%
 Portfolio Turnover
  Rate................      93.9%       92.7%      58.7%      38.7%      26.6%



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2001       2000       1999       1998     1997/(B)/
                           ----       ----       ----       ----     ----
PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.
-------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $17.00     $15.32      $9.99      $9.96    $10.04
Income from Investment
 Operations:
 Net Investment Income    (0.23)     (0.32)     (0.12)     (0.07)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (4.62)      3.51       5.53       0.10     (0.07)
                          -----       ----       ----       ----     -----
 Total From Investment
            Operations    (4.85)      3.19       5.41       0.03     (0.08)
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......    (2.66)     (1.51)     (0.08)        --        --
 -----                    -----      -----      -----
   Total Dividends and
         Distributions    (2.66)     (1.51)     (0.08)        --        --
 -----                    -----      -----      -----
Net Asset Value, End
 of Period............    $9.49     $17.00     $15.32      $9.99     $9.96
                          =====     ======     ======      =====     =====
Total Return /(a)/ ...   (33.02)%    21.21%     54.52%      0.30%     0.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $28,977    $36,322    $23,612    $11,765    $6,210
 Ratio of Expenses to
  Average Net Assets..     2.74%      2.46%      2.21%      2.66%     1.99%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.08)%    (1.41)%    (1.02)%    (0.81)%   (0.40)%/(d)/
 Portfolio Turnover
  Rate................    151.6%     329.8%     191.5%      99.8%     10.4%/(d)/

                           2001       2000       1999       1998     1997/(B)/
                           ----       ----       ----       ----     ----
PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.
-------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $16.72     $15.18      $9.97      $9.96    $10.04
Income from Investment
 Operations:
 Net Investment Income    (0.05)     (0.41)     (0.20)     (0.10)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (4.78)      3.46       5.49       0.11     (0.07)
                          -----       ----       ----       ----     -----
 Total From Investment
            Operations    (4.83)      3.05       5.29       0.01     (0.08)
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......    (2.66)     (1.51)     (0.08)        --        --
 -----                    -----      -----      -----
   Total Dividends and
         Distributions    (2.66)     (1.51)     (0.08)        --        --
 -----                    -----      -----      -----
Net Asset Value, End
 of Period............    $9.23     $16.72     $15.18      $9.97     $9.96
                          =====     ======     ======      =====     =====
Total Return /(a)/ ...   (33.52)%    20.43%     53.42%      0.10%     0.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,641    $12,539    $10,926     $6,585    $4,774
 Ratio of Expenses to
  Average Net Assets..     3.46%      3.04%      2.87%      2.90%     2.07%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.83)%    (1.99)%    (1.68)%    (1.05)%   (0.47)%/(d)/
 Portfolio Turnover
  Rate................    151.6%     329.8%     191.5%      99.8%     10.4%/(d)/



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Period from August 29, 1997, date shares first offered, through October
  31, 1997. Class A and Class B shares each recognized $.01 net investment income per share and incurred an unrealized gain of $.03 per share from August 14, 1997 through August 28, 1997.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2001      2000/(C)/
                          ----      ----
PRINCIPAL PACIFIC BASIN FUND, INC.
----------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $8.61     $10.00
Income from Investment
 Operations:
 Net Investment Income   (0.15)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (2.95)     (1.35)
                         -----      -----
 Total From Investment
            Operations   (3.10)     (1.39)
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......   (0.11)        --
 ----                    -----
   Total Dividends and
         Distributions   (0.11)        --
 ----                    -----
Net Asset Value, End
 of Period............   $5.40      $8.61
                         =====      =====
Total Return /(a)/ ...  (36.41)%   (13.90)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,592     $1,860
 Ratio of Expenses to
  Average Net Assets..    2.50%      2.10%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    3.45%      2.88%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (1.52)%    (1.21)%/(e)/
 Portfolio Turnover
  Rate................    55.8%      51.4%/(e)/

                          2001      2000/(C)/
                          ----      ----
PRINCIPAL PACIFIC BASIN FUND, INC.
----------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $8.61     $10.00
Income from Investment
 Operations:
 Net Investment Income   (0.14)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (3.00)     (1.33)
                         -----      -----
 Total From Investment
            Operations   (3.14)     (1.39)
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......   (0.11)        --
 ----                    -----
   Total Dividends and
         Distributions   (0.11)        --
 ----                    -----
Net Asset Value, End
 of Period............   $5.36      $8.61
                         =====      =====
Total Return /(a)/ ...  (36.88)%   (13.90)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $959     $1,347
 Ratio of Expenses to
  Average Net Assets..    3.25%      2.21%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    4.22%      3.57%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (2.34)%    (1.31)%/(e)/
 Portfolio Turnover
  Rate................    55.8%      51.4%/(e)/



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses. /(c) /Period from May 1, 2000, date shares first offered, through October 31,
  2000.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                                        2001       2000       1999        1998       1997
                                        ----       ----       ----        ----       ----
PRINCIPAL BOND FUND, INC.
-------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..                $10.25     $10.66     $11.59      $11.44     $11.17
Income from Investment
 Operations:
 Net Investment Income                  0.61       0.72       0.70        0.71       0.75
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........                  0.88      (0.40)     (0.91)       0.16       0.33
                                        ----      -----      -----        ----       ----
 Total From Investment
            Operations                  1.49       0.32      (0.21)       0.87       1.08
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...                 (0.63)     (0.73)     (0.69)      (0.72)     (0.81)
 Distributions from
  Capital Gains.......             --                --      (0.03)         --         --
   ----                                                      -----
   Total Dividends and
         Distributions                 (0.63)     (0.73)     (0.72)      (0.72)     (0.81)
                                       -----      -----      -----       -----      -----
Net Asset Value, End
 of Period............                $11.11     $10.25     $10.66      $11.59     $11.44
                                      ======     ======     ======      ======     ======
Total Return /(a)/ ...                 14.96%      3.23%     (1.92)%      7.76%     10.15%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........              $143,818   $124,630   $145,975    $148,081   $126,427
 Ratio of Expenses to
  Average Net Assets..                  1.05%      1.06%      1.04%       0.95%      0.95%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...                    --         --         --        1.04%      0.98%
 Ratio of Net
  Investment Income to
  Average Net Assets..                  5.67%      6.96%      6.25%       6.19%      6.70%
 Portfolio Turnover
  Rate................                 152.0%      60.7%      48.9%       15.2%      12.8%

                                        2001       2000       1999        1998       1997
                                        ----       ----       ----        ----       ----
PRINCIPAL BOND FUND, INC.
-------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..                $10.24     $10.65     $11.58      $11.42     $11.15
Income from Investment
 Operations:
 Net Investment Income                  0.54       0.64       0.61        0.63       0.67
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........                  0.88      (0.39)     (0.91)       0.16       0.31
                                        ----      -----      -----        ----       ----
 Total From Investment
            Operations                  1.42       0.25      (0.30)       0.79       0.98
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...                 (0.55)     (0.66)     (0.60)      (0.63)     (0.71)
 Distributions from
  Capital Gains.......                    --         --      (0.03)         --         --
   ----                                                      -----
   Total Dividends and
         Distributions                 (0.55)     (0.66)     (0.63)      (0.63)     (0.71)
                                       -----      -----      -----       -----      -----
Net Asset Value, End
 of Period............                $11.11     $10.24     $10.65      $11.58     $11.42
                                      ======     ======     ======      ======     ======
Total Return /(a)/ ...                 14.23%      2.45%     (2.68)%      7.04%      9.20%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........               $26,348    $22,577    $25,451     $22,466    $13,403
 Ratio of Expenses to
  Average Net Assets..                  1.68%      1.85%      1.79%       1.67%      1.70%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...                    --         --         --        1.81%      1.79%
 Ratio of Net
  Investment Income to
  Average Net Assets..                  5.04%      6.16%      5.50%       5.45%      5.92%
 Portfolio Turnover
  Rate................                 152.0%      60.7%      48.9%       15.2%      12.8%



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver ceased on October 31, 1998.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2001       2000       1999       1998       1997
                            ----       ----       ----       ----       ----
PRINCIPAL GOVERNMENT SECURITIES INCOME FUND, INC.
-------------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.18     $11.10     $11.63     $11.51     $11.26
Income from Investment
 Operations:
 Net Investment Income      0.65       0.68       0.69       0.70       0.70
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.61       0.07      (0.52)      0.12       0.29
                            ----       ----      -----       ----       ----
 Total From Investment
            Operations      1.26       0.75       0.17       0.82       0.99
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.67)     (0.67)     (0.70)     (0.70)     (0.74)
                           -----      -----      -----      -----      -----
   Total Dividends and
         Distributions     (0.67)     (0.67)     (0.70)     (0.70)     (0.74)
                           -----      -----      -----      -----      -----
Net Asset Value, End
 of Period............    $11.77     $11.18     $11.10     $11.63     $11.51
                          ======     ======     ======     ======     ======
Total Return /(a)/ ...     11.64%      7.09%      1.47%      7.38%      9.23%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $243,876   $213,114   $237,811   $251,455   $249,832
 Ratio of Expenses to
  Average Net Assets..      0.90%      0.94%      0.89%      0.86%      0.84%
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.68%      6.14%      6.04%      6.07%      6.19%
 Portfolio Turnover
  Rate................      51.9%       6.9%      19.4%      17.1%      10.8%

                            2001       2000       1999       1998       1997
                            ----       ----       ----       ----       ----
PRINCIPAL GOVERNMENT SECURITIES INCOME FUND, INC.
-------------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.13     $11.05     $11.60     $11.50     $11.23
Income from Investment
 Operations:
 Net Investment Income      0.58       0.58       0.61       0.62       0.64
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.59       0.09      (0.54)      0.12       0.29
                            ----       ----      -----       ----       ----
 Total From Investment
            Operations      1.17       0.67       0.07       0.74       0.93
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.59)     (0.59)     (0.62)     (0.64)     (0.66)
                           -----      -----      -----      -----      -----
   Total Dividends and
         Distributions     (0.59)     (0.59)     (0.62)     (0.64)     (0.66)
                           -----      -----      -----      -----      -----
Net Asset Value, End
 of Period............    $11.71     $11.13     $11.05     $11.60     $11.50
                          ======     ======     ======     ======     ======
Total Return /(a)/ ...     10.82%      6.32%      0.65%      6.60%      8.65%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $36,303    $27,395    $29,751    $24,370    $15,431
 Ratio of Expenses to
  Average Net Assets..      1.59%      1.75%      1.63%      1.57%      1.39%
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.98%      5.33%      5.30%      5.43%      5.63%
 Portfolio Turnover
  Rate................      51.9%       6.9%      19.4%      17.1%      10.8%



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2001      2000      1999      1998      1997
                           ----      ----      ----      ----      ----
PRINCIPAL LIMITED TERM BOND FUND, INC.
--------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.50     $9.54     $9.93     $9.88     $9.89
Income from Investment
 Operations:
 Net Investment Income     0.56      0.59      0.57      0.57      0.61
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.49     (0.05)    (0.39)     0.06      0.03
                           ----     -----     -----      ----      ----
 Total From Investment
            Operations     1.05      0.54      0.18      0.63      0.64
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.57)    (0.58)    (0.57)    (0.58)    (0.65)
                          -----     -----     -----     -----     -----
   Total Dividends and
         Distributions    (0.57)    (0.58)    (0.57)    (0.58)    (0.65)
                          -----     -----     -----     -----     -----
Net Asset Value, End
 of Period............    $9.98     $9.50     $9.54     $9.93     $9.88
                          =====     =====     =====     =====     =====
Total Return /(a)/ ...    11.36%     5.94%     1.83%     6.57%     6.75%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $37,942   $25,183   $27,096   $27,632   $20,567
 Ratio of Expenses to
  Average Net Assets..     1.01%     0.99%     1.00%     0.82%     0.90%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --      1.20%     1.14%     1.13%     1.15%
 Ratio of Net
  Investment Income to
  Average Net Assets..     5.69%     6.16%     5.76%     5.86%     6.20%
 Portfolio Turnover
  Rate................     65.7%     31.5%     20.9%     23.8%     17.4%

                           2001      2000      1999      1998      1997
                           ----      ----      ----      ----      ----
PRINCIPAL LIMITED TERM BOND FUND, INC.
--------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.60     $9.60     $9.98     $9.90     $9.89
Income from Investment
 Operations:
 Net Investment Income     0.49      0.55      0.52      0.54      0.56
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.53     (0.02)    (0.39)     0.06      0.04
                           ----     -----     -----      ----      ----
 Total From Investment
            Operations     1.02      0.53      0.13      0.60      0.60
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.51)    (0.53)    (0.51)    (0.52)    (0.59)
                          -----     -----     -----     -----     -----
   Total Dividends and
         Distributions    (0.51)    (0.53)    (0.51)    (0.52)    (0.59)
                          -----     -----     -----     -----     -----
Net Asset Value, End
 of Period............   $10.11     $9.60     $9.60     $9.98     $9.90
                         ======     =====     =====     =====     =====
Total Return /(a)/ ...    10.84%     5.69%     1.29%     6.24%     6.31%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,970    $3,291    $2,696    $1,705      $625
 Ratio of Expenses to
  Average Net Assets..     1.50%     1.34%     1.35%     1.22%     1.24%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --      1.93%     1.92%     2.36%     3.82%
 Ratio of Net
  Investment Income to
  Average Net Assets..     5.17%     5.81%     5.41%     5.44%     5.84%
 Portfolio Turnover
  Rate................     65.7%     31.5%     20.9%     23.8%     17.4%



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The waiver ceased on November 1, 2000.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2001       2000       1999        1998       1997
                            ----       ----       ----        ----       ----
PRINCIPAL TAX-EXEMPT BOND FUND, INC.
------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.65     $11.69     $12.59      $12.38     $12.04
Income from Investment
 Operations:
 Net Investment Income      0.54       0.59       0.60        0.60       0.63
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.51       0.06      (0.90)       0.22       0.39
                            ----       ----      -----        ----       ----
 Total From Investment
            Operations      1.05       0.65      (0.30)       0.82       1.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.55)     (0.58)     (0.59)      (0.61)     (0.68)
 Distributions from
  Capital Gains.......     (0.05)     (0.11)     (0.01)         --         --
   ----                    -----      -----      -----
   Total Dividends and
         Distributions     (0.60)     (0.69)     (0.60)      (0.61)     (0.68)
                           -----      -----      -----       -----      -----
Net Asset Value, End
 of Period............    $12.10     $11.65     $11.69      $12.59     $12.38
                          ======     ======     ======      ======     ======
Total Return /(a)/ ...      9.28%      5.81%     (2.51)%      6.76%      8.71%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $167,016   $163,846   $186,973    $204,865   $193,007
 Ratio of Expenses to
  Average Net Assets..      0.82%      0.88%      0.80%       0.83%      0.79%
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.59%      5.12%      4.84%       4.83%      5.14%
 Portfolio Turnover
  Rate................      51.8%       7.6%      15.6%        6.6%       8.9%

                            2001       2000       1999        1998       1997
                            ----       ----       ----        ----       ----
PRINCIPAL TAX-EXEMPT BOND FUND, INC.
------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.71     $11.70     $12.59      $12.39     $12.02
Income from Investment
 Operations:
 Net Investment Income      0.48       0.57       0.53        0.53       0.55
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.51       0.07      (0.89)       0.20       0.40
                            ----       ----      -----        ----       ----
 Total From Investment
            Operations      0.99       0.64      (0.36)       0.73       0.95
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.49)     (0.52)     (0.52)      (0.53)     (0.58)
 Distributions from
  Capital Gains.......     (0.05)     (0.11)     (0.01)         --         --
   ----                    -----      -----      -----
   Total Dividends and
         Distributions     (0.54)     (0.63)     (0.53)      (0.53)     (0.58)
                           -----      -----      -----       -----      -----
Net Asset Value, End
 of Period............    $12.16     $11.71     $11.70      $12.59     $12.39
                          ======     ======     ======      ======     ======
Total Return /(a)/ ...      8.70%      5.69%     (3.01)%      6.01%      8.08%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $12,122    $10,744    $11,480     $11,419     $7,783
 Ratio of Expenses to
  Average Net Assets..      1.33%      1.37%      1.32%       1.43%      1.45%
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.07%      4.60%      4.32%       4.22%      4.46%
 Portfolio Turnover
  Rate................      51.8%       7.6%      15.6%        6.6%       8.9%



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                               MONEY MARKET FUND
                                OCTOBER 31, 2001
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                            2001       2000       1999       1998       1997
                            ----       ----       ----       ----       ----
PRINCIPAL CASH MANAGEMENT FUND, INC.
------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $1.000     $1.000     $1.000     $1.000     $1.000
Income from Investment
 Operations:
 Net Investment Income     0.043      0.056      0.045      0.051      0.050
                           -----      -----      -----      -----      -----
 Total From Investment
            Operations     0.043      0.056      0.045      0.051      0.050
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.043)    (0.056)    (0.045)    (0.051)    (0.050)
                          ------     ------     ------     ------     ------
   Total Dividends and
         Distributions    (0.043)    (0.056)    (0.045)    (0.051)    (0.050)
                          ------     ------     ------     ------     ------
Net Asset Value, End
 of Period............    $1.000     $1.000     $1.000     $1.000     $1.000
                          ======     ======     ======     ======     ======
Total Return /(a)/ ...      4.44%      5.71%      4.56%      5.10%      4.96%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $412,409   $390,154   $352,675   $294,918   $836,072
 Ratio of Expenses to
  Average Net Assets..      0.70%      0.70%      0.69%      0.56%      0.63%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --         --         --       0.56%      0.63%
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.33%      5.54%      4.45%      5.12%      4.98%

                            2001       2000       1999       1998       1997
                            ----       ----       ----       ----       ----
PRINCIPAL CASH MANAGEMENT FUND, INC.
------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $1.000     $1.000     $1.000     $1.000     $1.000
Income from Investment
 Operations:
 Net Investment Income     0.037      0.049      0.039      0.042      0.041
                           -----      -----      -----      -----      -----
 Total From Investment
            Operations     0.037      0.049      0.039      0.042      0.041
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.037)    (0.049)    (0.039)    (0.042)    (0.041)
                          ------     ------     ------     ------     ------
   Total Dividends and
         Distributions    (0.037)    (0.049)    (0.039)    (0.042)    (0.041)
                          ------     ------     ------     ------     ------
Net Asset Value, End
 of Period............    $1.000     $1.000     $1.000     $1.000     $1.000
                          ======     ======     ======     ======     ======
Total Return /(a)/ ...      3.71%      5.01%      4.00%      4.25%      4.05%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,655     $5,318     $6,330     $3,602       $992
 Ratio of Expenses to
  Average Net Assets..      1.40%      1.33%      1.19%      1.41%      1.47%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --         --         --       1.49%      2.14%
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.59%      4.87%      4.00%      4.23%      4.08%



/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver ceased on March 1, 1998.






ADDITIONAL INFORMATION


Additional information about the Fund is available in the Statement of Additional Information dated March 1, 2002 and which is part of this prospectus. Additional information about the Funds' investments is available in the Funds' annual and semiannual report to shareholders.The annual report contains a discussion of market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. The Statement of Additional Information can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.


Information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


The U.S. Government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Cash Management Fund will be able to maintain a stable share price of $1.00 per share.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

            SEC FILE                DOMESTIC GROWTH-ORIENTED FUNDS
            --------                ------------------------------
             811-05072               Principal Balanced Fund, Inc.
             811-06263               Principal Blue Chip Fund, Inc.
             811-01874               Principal Capital Value Fund, Inc.
             811-01873               Principal Growth Fund, Inc.
             811-09755               Principal LargeCap Stock Index Fund, Inc.
             811-05171               Principal MidCap Fund, Inc.
                                     Principal Partners Equity Growth Fund,
             811-09567               Inc.
                                     Principal Partners LargeCap Blend Fund,
             811-10187               Inc.
                                     Principal Partners LargeCap Growth Fund,
             811-09757               Inc.
                                     Principal Partners LargeCap Value Fund,
             811-10189               Inc.
                                     Principal Partners MidCap Growth Fund,
             811-09759               Inc.
                                     Principal Partners SmallCap Growth Fund,
             811-10193               Inc.
             811-08379               Principal Real Estate Fund, Inc.
             811-08381               Principal SmallCap Fund, Inc.
             811-07266               Principal Utilities Fund, Inc.
                                    INTERNATIONAL GROWTH-ORIENTED FUNDS
                                    -----------------------------------
             811-09801               Principal European Equity Fund, Inc.
                                     Principal International Emerging Markets
             811-08249               Fund, Inc.
             811-03183               Principal International Fund, Inc.
                                     Principal International SmallCap Fund,
             811-08251               Inc.
             811-09803               Principal Pacific Basin Fund, Inc.
                                    INCOME-ORIENTED FUNDS
                                    ---------------------
             811-05172               Principal Bond Fund, Inc.
                                     Principal Government Securities Income
             811-04226               Fund, Inc.
             811-07453               Principal Limited Term Bond Fund, Inc.
             811-04449               Principal Tax-Exempt Bond Fund, Inc.
                                    MONEY MARKET FUND
                                    -----------------
             811-03585               Principal Cash Management Fund, Inc.

 APPENDIX A


RELATED PERFORMANCE OF THE SUB-ADVISORS


Certain Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


Fund performance for Class A is shown. The performance of Class B will vary from the performance of Class A based on the differences in sales charges and fees.

                                                                             AVERAGE ANNUAL PERFORMANCE
                                                                            (THROUGH DECEMBER 31, 2001)

                                                                                                               LIFE
                                                                YTD       1 YR     3 YR     5 YR     10 YR    OF FUND
                                                              ----------------------------------------------------------
PRINCIPAL BALANCED FUND, INC. - CLASS A/ //(A)/                 -7.16     -7.16    -2.47     3.89     6.98      8.37
Invista Balanced Composite                                      -3.01     -3.01     1.17     6.87     9.31
Principal Capital - II Multi Sector Fixed Income Composite       8.43      8.43     6.48     7.50     7.56
 S&P 500 Index                                                 -11.88    -11.88    -1.03    10.70    12.93
 Lehman Brothers Aggregate Bond Index                            8.42      8.42     6.27     7.43     7.23
 Morningstar Domestic Hybrid Category                           -4.01     -4.01     2.21     7.01     8.98
 Lipper Balanced Fund Average                                   -4.39     -4.39     2.21     7.78     9.52

PRINCIPAL BLUE CHIP FUND, INC. - CLASS A/ //(B)/               -18.13    -18.13    -6.53     3.74     7.72      8.50
Invista Large Cap Blend Composite                              -17.50    -17.50    -7.38     5.13      N/A
 S&P 500 Index                                                 -11.88    -11.88    -1.03    10.70    12.93
 Morningstar Large Blend Category                              -13.68    -13.68    -0.93     8.87    11.31
 Lipper Large-Cap Core Fund Average                            -13.76    -13.76    -1.43     8.36    11.25

PRINCIPAL CAPITAL VALUE FUND, INC. - CLASS A/ //(C)/            -8.55     -8.55    -5.23     4.20     8.92     11.46
Invista Large Cap Value Composite                               -8.30     -8.30    -3.99     5.32      N/A
 Russell 1000 Value Index                                       -5.59     -5.59     2.74    11.14    14.15
 Morningstar Large Value Category                               -5.37     -5.37     2.31     8.84    11.88
 Lipper Large-Cap Value Fund Average                            -6.68     -6.68     1.76     8.63    11.68

PRINCIPAL GROWTH FUND, INC. - CLASS A/ //(C)/                  -26.10    -26.10    -8.47     3.46     8.06      9.69
Invista Large Cap Quality Growth Composite /(d)/               -25.45    -25.45      N/A      N/A      N/A
 Russell Midcap Growth Index                                   -20.16    -20.16     2.16     9.02    11.11
 Morningstar Large Growth Category                             -23.63    -23.63    -3.14     8.24    10.03
 Lipper Large-Cap Growth Fund Average                          -22.95    -22.95    -3.56     8.52    10.33

PRINCIPAL LARGECAP STOCK FUND INDEX - CLASS A/ //(E)/          -12.53    -12.53      N/A      N/A      N/A     -8.53
Invista S&P 500 Index Composite                                -12.30    -12.30    -1.42    10.28      N/A
 S&P 500 Index                                                 -11.88    -11.88    -1.03    10.70    12.93
 Morningstar Large Blend Category                              -13.68    -13.68    -0.93     8.87    11.31
 Lipper S&P 500 Index Fund Average                             -12.48    -12.48    -1.60    10.19    12.52

                                                              ----------------------------------------------------------
 /(a)/ SEC effective date 12/18/87
 /(b)/ SEC effective date 03/01/91
 /(c)// /SEC effective date 10/15/69
 /(d)// /Invista's large cap growth investment team joined the firm at the end of 1999. Prior to joining Invista, this same team accumulated more than seven years of successful history in the management of large cap growth equities while employed by another firm.
 /(e)// /SEC effective date 03/01/00
                                                                                             ANNUAL PERFORMANCE
                                                                                          (YEAR ENDED DECEMBER 31)


                                                                2001      2000     1999     1998     1997     1996     1995
                                                              -----------------------------------------------------------------
PRINCIPAL BALANCED FUND, INC. - CLASS A/ //(A)/                 -7.16     -0.71     0.63    11.20    17.29    13.00    23.39
Invista Balanced Composite                                      -3.01     -6.47     2.20    12.17    20.03    10.69    26.88
Principal Capital - II Multi Sector Fixed Income Composite       8.43     12.00    -0.57     7.97    10.16     3.94    18.41
 S&P 500 Index                                                 -11.88     -9.11    21.04    28.58    33.36    22.96    37.58
 Lehman Brothers Aggregate Bond Index                            8.42     11.63    -0.82     8.69     9.65     3.63    18.47
 Morningstar Domestic Hybrid Category                           -4.01      2.06     8.24    12.50    18.24    13.07    24.87
 Lipper Balanced Fund Average                                   -4.39      1.52     9.14    13.96    19.42    13.78    26.07

PRINCIPAL BLUE CHIP FUND, INC. - CLASS A/ //(B)/               -18.13    -10.89    11.96    16.55    26.25    16.78    33.19
Invista Large Cap Blend Composite                              -17.50    -12.12     9.57    24.70    29.66    24.35
 S&P 500 Index                                                 -11.88     -9.11    21.04    28.58    33.36    22.96    37.58
 Morningstar Large Blend Category                              -13.68     -6.97    19.72    21.95    27.43    20.37    31.99
 Lipper Large-Cap Core Fund Average                            -13.76     -8.96    23.40    24.34    27.28    20.98    31.78

PRINCIPAL CAPITAL VALUE FUND, INC. - CLASS A/ //(C)/            -8.55     -0.08    -6.86    12.13    28.69    23.42    31.90
Invista Large Cap Value Composite                               -8.30      3.88    -7.12    18.04    28.94    22.18
 Russell 1000 Value Index                                       -5.59      7.02     7.35    15.63    35.18    21.64    38.35
 Morningstar Large Value Category                               -5.37      5.47     6.63    13.10    27.01    20.79    32.28
 Lipper Large-Cap Value Fund Average                            -6.68      1.32    14.29    15.70    26.81    21.32    31.28

PRINCIPAL GROWTH FUND, INC. - CLASS A/ //(C)/                  -26.10    -10.64    16.13    20.37    28.41    12.23    33.47
Invista Large Cap Quality Growth Composite /(d)/               -25.45    -10.24
 Russell Midcap Growth Index                                   -20.16    -11.74    51.29    17.86    22.54    17.48    33.98
 Morningstar Large Growth Category                             -23.63    -14.09    39.72    33.56    25.00    18.95    32.27
 Lipper Large-Cap Growth Fund Average                          -22.95    -16.22    30.91    23.57    25.12    19.70    31.61

PRINCIPAL LARGECAP STOCK FUND INDEX - CLASS A/ //(E)/          -12.53     -2.94
Invista S&P 500 Index Composite                                -12.30     -9.44    20.62    28.18    32.89    22.51    37.07
 S&P 500 Index                                                 -11.88     -9.11    21.04    28.58    33.36    22.96    37.58
 Morningstar Large Blend Category                              -13.68     -6.97    19.72    21.95    27.43    20.37    31.99
 Lipper S&P 500 Index Fund Average                             -12.48     -9.57    20.49    28.23    32.56    22.66    36.84

                                                              -----------------------------------------------------------------
 /(a)/ SEC effective date 12/18/87
 /(b)/ SEC effective date 03/01/91
 /(c)// /SEC effective date 10/15/69
 /(d)// /Invista's large cap growth investment team joined the firm at the end of 1999. Prior to joining Invista, this same team accumulated more than seven years of successful history in the management of large cap growth equities while employed by another firm.
 /(e)// /SEC effective date 03/01/00




                                                               1994     1993      1992
                                                              ---------------------------
PRINCIPAL BALANCED FUND, INC. - CLASS A/ //(A)/                -3.38     9.01     10.47
Invista Balanced Composite                                     -1.63    14.25     10.73
Principal Capital - II Multi Sector Fixed Income Composite     -2.05    10.67      8.25
 S&P 500 Index                                                  1.32    10.08      7.62
 Lehman Brothers Aggregate Bond Index                          -2.92     9.75      7.40
 Morningstar Domestic Hybrid Category                          -2.56    12.07      8.22
 Lipper Balanced Fund Average                                  -2.40    11.23      7.28

PRINCIPAL BLUE CHIP FUND, INC. - CLASS A/ //(B)/                3.36     2.62      6.09
Invista Large Cap Blend Composite
 S&P 500 Index                                                  1.32    10.08      7.62
 Morningstar Large Blend Category                              -1.08    11.12      7.62
 Lipper Large-Cap Core Fund Average                            -1.21    11.55      7.47

PRINCIPAL CAPITAL VALUE FUND, INC. - CLASS A/ //(C)/            0.21     7.56      9.09
Invista Large Cap Value Composite
 Russell 1000 Value Index                                      -1.99    18.12     13.81
 Morningstar Large Value Category                              -0.81    13.25      9.89
 Lipper Large-Cap Value Fund Average                           -0.89    12.24      8.87

PRINCIPAL GROWTH FUND, INC. - CLASS A/ //(C)/                   3.21     7.51     10.16
Invista Large Cap Quality Growth Composite /(d)/
 Russell Midcap Growth Index                                   -2.16    11.19      8.71
 Morningstar Large Growth Category                             -2.32    10.31      5.83
 Lipper Large-Cap Growth Fund Average                          -1.65    11.23      8.85

PRINCIPAL LARGECAP STOCK FUND INDEX - CLASS A/ //(E)/
Invista S&P 500 Index Composite                                 1.05
 S&P 500 Index                                                  1.32    10.08      7.62
 Morningstar Large Blend Category                              -1.08    11.12      7.62
 Lipper S&P 500 Index Fund Average                              0.97    10.02      7.30

                                                              ---------------------------
 /(a)/ SEC effective date 12/18/87
 /(b)/ SEC effective date 03/01/91
 /(c)// /SEC effective date 10/15/69
 /(d)// /Invista's large cap growth investment team joined the firm at the end of 1999. Prior to joining Invista, this same team accumulated more than seven years of successful history in the management of large cap growth equities while employed by another firm.
 /(e)// /SEC effective date 03/01/00

PERFORMANCE RESULTS - DOMESTIC GROWTH FUNDS

                                 AVERAGE ANNUAL PERFORMANCE                                       ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)                                    (YEAR ENDED DECEMBER 31)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001    2000   1999   1998   1997   1996   1995
                        ----------------------------------------------     ---------------------------------------------------
PRINCIPAL MIDCAP FUND,
INC. - CLASS A/ //(A)/   -4.40   -4.40   7.17   8.59  12.36   14.41         -4.40   15.36  11.62  -0.23  22.94  19.13  34.20
Invista Mid Cap Blend
Composite                -3.49   -3.49   7.16   9.99  11.31                 -3.49   13.49  12.37   4.72  24.95  18.66  33.39
 Russell Midcap Index    -5.63   -5.63   6.49  11.39  13.57                 -5.63    8.25  18.23  10.09  29.01  19.00  34.46
 Morningstar Mid-Cap
 Blend Category          -4.96   -4.96   5.54   9.62  12.26                 -4.96    3.37  18.70   6.77  26.45  20.44  28.71
 Lipper Mid-Cap Core
 Fund Average            -3.63   -3.63  10.71  12.17  13.20                 -3.63    7.10  42.85  12.39  19.88  17.38  30.82

PRINCIPAL PARTNERS
EQUITY GROWTH FUND,
INC. - CLASS A/
//(//B)/                -15.89  -15.89    N/A    N/A    N/A   -8.45        -15.89  -12.24
Morgan Stanley Equity
Growth Composite        -15.26  -15.26   1.69  10.85  13.77                -15.26  -11.00  39.42  21.11  31.40  31.23  45.03
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88   -9.11  21.04  28.58  33.36  22.96  37.58
 Morningstar Large
 Growth Category        -23.63  -23.63  -3.14   8.24  10.03                -23.63  -14.09  39.72  33.56  25.00  18.95  32.27
 Lipper Large-Cap
 Growth Fund Average    -22.95  -22.95  -3.56   8.52  10.33                -22.95  -16.22  30.91  23.57  25.12  19.70  31.61

PRINCIPAL PARTNERS
LARGECAP BLEND FUND,
INC. - CLASS A/ (//C)/   -7.32   -7.32    N/A    N/A    N/A   -3.71         -7.32
Federated Core Equity
Composite                -5.75   -5.75   9.53  15.80    N/A                 -5.75   -3.31  44.20  20.71  31.30  18.98
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88   -9.11  21.04  28.58  33.36  22.96  37.58
 Morningstar Large
 Blend Category         -13.68  -13.68  -0.93   8.87  11.31                -13.68   -6.97  19.72  21.95  27.43  20.37  31.99
 Lipper Large-Cap Core
 Fund Average           -13.76  -13.76  -1.43   8.36  11.25                -13.76   -8.96  23.40  24.34  27.28  20.98  31.78

PRINCIPAL PARTNERS
LARGECAP GROWTH FUND,
INC. - CLASS A/ (//D)/  -31.12  -31.12    N/A    N/A    N/A  -33.90        -31.12
Duncan-Hurst Large-Cap
Growth Equity
Composite               -30.40  -30.40   5.81  19.79    N/A                -30.40  -13.82  30.46  39.20  37.21  32.16
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88   -9.11  21.04  28.58  33.36  22.96  37.58
 Russell 1000 Growth
 Index                  -20.42  -20.42  -6.32   8.27  10.79                -20.42  -22.42  33.16  38.17  30.49  23.12  37.19
 Morningstar Large
 Growth Category        -23.63  -23.63  -3.14   8.24  10.03                -23.63  -14.09  39.72  33.56  25.00  18.95  32.27
 Lipper Large-Cap
 Growth Fund Average    -22.95  -22.95  -3.56   8.52  10.33                -22.95  -16.22  30.91  23.57  25.12  19.70  31.61

PRINCIPAL PARTNERS
LARGECAP VALUE FUND,
INC. - CLASS A/ (//C)/    4.39    4.39    N/A    N/A    N/A    7.74          4.39
Bernstein Diversified
Value Composite           4.26    4.26    N/A    N/A    N/A                  4.26   13.80
 Russell 1000 Value
 Index                   -5.59   -5.59   2.74  11.14  14.15                 -5.59    7.02   7.35  15.63  35.18  21.64  38.35
 Morningstar Large
 Value Category          -5.37   -5.37   2.31   8.84  11.88                 -5.37    5.47   6.63  13.10  27.01  20.79  32.28
 Lipper Large-Cap
 Value Fund Average      -6.68   -6.68   1.76   8.63  11.68                 -6.68    1.32  14.29  15.70  26.81  21.32  31.26

                        ----------------------------------------------     ---------------------------------------------------
 /(a)/ SEC effective date 12/18/87
 /(b)/ SEC effective date 11/01/99
 /(c)// /SEC effective date 12/22/00
 /(//d)// /SEC effective date 03/01/00




                        1994   1993    1992
                        ---------------------
PRINCIPAL MIDCAP FUND,   3.03  12.29   14.81
INC. - CLASS A/ //(A)/
Invista Mid Cap Blend    5.46  -0.26    9.01
Composite
 Russell Midcap Index   -2.09  14.30   16.34
 Morningstar Mid-Cap    -1.61  14.50   14.93
 Blend Category
 Lipper Mid-Cap Core    -1.33  14.79   11.48
 Fund Average

PRINCIPAL PARTNERS
EQUITY GROWTH FUND,
INC. - CLASS A/
//(//B)/
Morgan Stanley Equity    3.18   4.32    5.99
Growth Composite
 S&P 500 Index           1.32  10.08    7.62
 Morningstar Large      -2.32  10.31    5.83
 Growth Category
 Lipper Large-Cap       -1.65  11.23    8.85
 Growth Fund Average

PRINCIPAL PARTNERS
LARGECAP BLEND FUND,
INC. - CLASS A/ (//C)/
Federated Core Equity
Composite
 S&P 500 Index           1.32  10.08    7.62
 Morningstar Large      -1.08  11.12    7.62
 Blend Category
 Lipper Large-Cap Core  -1.21  11.55    7.47
 Fund Average

PRINCIPAL PARTNERS
LARGECAP GROWTH FUND,
INC. - CLASS A/ (//D)/
Duncan-Hurst Large-Cap
Growth Equity
Composite
 S&P 500 Index           1.32  10.08    7.62
 Russell 1000 Growth     2.66   2.90    5.00
 Index
 Morningstar Large      -2.32  10.31    5.83
 Growth Category
 Lipper Large-Cap       -1.65  11.23    8.85
 Growth Fund Average

PRINCIPAL PARTNERS
LARGECAP VALUE FUND,
INC. - CLASS A/ (//C)/
Bernstein Diversified
Value Composite
 Russell 1000 Value     -1.99  18.12   13.81
 Index
 Morningstar Large      -0.81  13.25    9.89
 Value Category
 Lipper Large-Cap       -0.89  12.24    8.87
 Value Fund Average

                        ---------------------
 /(a)/ SEC effective date 12/18/87
 /(b)/ SEC effective date 11/01/99
 /(c)// /SEC effective date 12/22/00
 /(//d)// /SEC effective date 03/01/00

PERFORMANCE RESULTS - DOMESTIC GROWTH FUNDS

                                 AVERAGE ANNUAL PERFORMANCE                                       ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)                                    (YEAR ENDED DECEMBER 31)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001    2000    1999    1998   1997   1996   1995
                        ----------------------------------------------     -----------------------------------------------------
PRINCIPAL PARTNERS
MIDCAP GROWTH FUND,
INC. - CLASS A/ (//A)/  -28.07  -28.07    N/A    N/A    N/A  -30.91        -28.07
Turner Midcap Growth
Composite               -28.17  -28.17  14.50  22.00    N/A                -28.17   -8.10  126.09   26.33  41.77
 Russell Midcap Growth
 Index                  -20.16  -20.16   2.16   9.02  11.11                -20.16  -11.74   51.29   17.86  22.54  17.48  33.98
 Morningstar Mid-Cap
 Growth Category        -21.28  -21.28   5.09   8.44  10.30                -21.28   -6.90   63.90   17.51  17.05  16.99  34.79
 Lipper Mid-Cap Growth
 Fund Average           -21.17  -21.17   5.73   8.64  10.53                -21.17   10.01   78.68   12.41  13.41  15.34  37.15

PRINCIPAL PARTNERS
SMALLCAP GROWTH FUND,
INC. -
 CLASS A/ (B)/          -31.23  -31.23    N/A    N/A    N/A  -27.63        -31.23
Berger Small Cap
Growth Composite        -33.81  -33.81   7.47   8.27    N/A                -33.81   -8.15  104.16    3.15  16.18  16.78  33.80
 Russell 2000 Growth
 Index                   -9.23   -9.23   0.25   2.87   7.19                 -9.23  -22.43   43.09    1.23  12.95  11.26  31.04
 Morningstar Small
 Growth Category         -9.02   -9.02   9.32   8.94  10.89                 -9.02   -5.71   61.45    4.49  18.19  19.99  35.44
 Lipper Small-Cap
 Growth Fund Average    -10.79  -10.79   9.91   9.31  11.52                -10.79   -4.95   60.01    5.60  16.74  17.66  34.75

PRINCIPAL REAL ESTATE
FUND, INC. - CLASS A/
//(//C)/                  7.54    7.54   9.91    N/A    N/A    3.49          7.54   29.65   -4.76  -13.62
Principal Capital -
REI Real Estate
Composite                 8.73    8.73  11.41   8.28    N/A                  8.73   31.15   -3.01  -10.20  19.83
 Morgan Stanley REIT
 Index                   12.83   12.83  10.94   6.11    N/A                 12.83   26.81   -4.55  -16.90  18.58  12.90
 Morningstar Specialty
 - Real Estate
 Category                 8.93    8.93  10.12   6.19   9.99                  8.93   25.83   -3.35  -15.79  23.05  31.68  15.17
 Lipper Real Estate
 Fund Average             8.81    8.81  10.06   6.15  10.33                  8.81   25.62   -2.85  -15.97  23.14  32.37  14.82

PRINCIPAL SMALLCAP
FUND, INC. - CLASS A/
(//C)/                    0.45    0.45   7.34    N/A    N/A    3.93          0.45  -14.03   43.22   -5.68
Invista Small Company
Blend Composite           1.79    1.79   8.06    N/A    N/A                  1.79   19.86   12.50  -11.27  15.89
 Russell 2000 Index       2.49    2.49   6.42   7.52  11.51                  2.49   -3.02   21.26   -2.55  22.36  16.50  28.45
 Morningstar Small
 Blend Category           8.41    8.41  11.84  10.91  13.25                  8.41   12.84   18.18   -3.64  26.12  19.66  25.51
 Lipper Small-Cap Core
 Fund Average             7.65    7.65  12.24  10.95  12.75                  7.65    5.07   35.10    0.23  21.30  19.82  31.07

PRINCIPAL UTILITIES
FUND, INC. - CLASS A/
(//D)/                  -28.20  -28.20  -4.61   6.62    N/A    7.31        -28.20   18.23    2.25   22.50  29.58   4.56  33.87
Invista Utilities
Equity Composite        -27.63  -27.63  -4.29   6.75    N/A                -27.63   18.43   10.05   13.92  17.65  14.91  17.87
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88   -9.11   21.04   28.58  33.36  22.96  37.58
 Dow Jones Utilities
 w/Income Index         -26.25  -26.25   1.65   8.95    N/A                -26.25   51.07   -5.73   18.76  23.11   9.08  32.26
 Morningstar Specialty
 - Utilities Category   -21.39  -21.39  -0.71   7.85   9.18                -21.39    7.15   16.34   19.35  25.83  11.39  27.10
 Lipper Utility Fund
 Average                -21.24  -21.24  -0.45   8.06   9.29                -21.24    7.86   16.68   19.15  25.82  11.08  27.53

                        ----------------------------------------------     -----------------------------------------------------
 /(a)/ SEC effective date 03/01/00
 /(b)/ SEC effective date 12/22/00
 /(c)// /SEC effective date 12/31/97
 /(//d)// /SEC effective date 12/16/92




                         1994   1993    1992
                        ----------------------
PRINCIPAL PARTNERS
MIDCAP GROWTH FUND,
INC. - CLASS A/ (//A)/
Turner Midcap Growth
Composite
 Russell Midcap Growth   -2.16  11.19    8.71
 Index
 Morningstar Mid-Cap     -1.03  15.64    9.03
 Growth Category
 Lipper Mid-Cap Growth    0.59  17.56    9.77
 Fund Average

PRINCIPAL PARTNERS
SMALLCAP GROWTH FUND,
INC. -
 CLASS A/ (B)/
Berger Small Cap         13.73
Growth Composite
 Russell 2000 Growth     -2.43  13.36    7.77
 Index
 Morningstar Small       -0.28  16.70   11.99
 Growth Category
 Lipper Small-Cap        -0.25  17.58   11.14
 Growth Fund Average

PRINCIPAL REAL ESTATE
FUND, INC. - CLASS A/
//(//C)/
Principal Capital -
REI Real Estate
Composite
 Morgan Stanley REIT
 Index
 Morningstar Specialty   -0.62  21.11   15.87
 - Real Estate
 Category
 Lipper Real Estate       0.17  21.10   16.00
 Fund Average

PRINCIPAL SMALLCAP
FUND, INC. - CLASS A/
(//C)/
Invista Small Company
Blend Composite
 Russell 2000 Index      -1.82  18.88   18.41
 Morningstar Small       -0.97  16.65   14.39
 Blend Category
 Lipper Small-Cap Core   -0.58  16.87   13.00
 Fund Average

PRINCIPAL UTILITIES     -11.09   8.42
FUND, INC. - CLASS A/
(//D)/
Invista Utilities
Equity Composite
 S&P 500 Index            1.32  10.08    7.62
 Dow Jones Utilities    -15.46   9.57
 w/Income Index
 Morningstar Specialty   -8.78  15.48    9.65
 - Utilities Category
 Lipper Utility Fund     -8.79  14.53    9.81
 Average

                        ----------------------
 /(a)/ SEC effective date 03/01/00
 /(b)/ SEC effective date 12/22/00
 /(c)// /SEC effective date 12/31/97
 /(//d)// /SEC effective date 12/16/92

PERFORMANCE RESULTS - DOMESTIC GROWTH FUNDS


PERFORMANCE RESULTS - INTERNATIONAL GROWTH FUNDS

                                 AVERAGE ANNUAL PERFORMANCE                                       ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)                                    (YEAR ENDED DECEMBER 31)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001    2000    1999    1998    1997   1996   1995
                        ----------------------------------------------     ------------------------------------------------------
PRINCIPAL EUROPEAN
EQUITY FUND, INC. -
CLASS A/ (A)/           -23.94  -23.94    N/A    N/A    N/A  -21.24        -23.94
BT European Composite   -24.64  -24.64  -5.15   7.12    N/A                -24.64  -15.51   33.95   30.86   26.33  41.31   9.36
 MSCI Europe (15)
 Index-ND               -19.90  -19.90  -5.26   6.24   9.64                -19.90   -8.39   15.89   28.53   23.80  21.09  21.62
 Morningstar Europe
 Stock Category         -21.43  -21.43  -1.19   5.30   8.77                -21.43   -6.58   26.11   21.56   18.42  24.99  16.26
 Lipper European
 Region Fund Average    -22.36  -22.36  -2.25   5.91   8.95                -22.36   -6.19   26.24   23.19   18.01  25.07  17.14

PRINCIPAL
INTERNATIONAL EMERGING
MARKETS FUND, INC. -     -5.11   -5.11   4.23    N/A    N/A   -4.16         -5.11  -28.63   67.20  -17.42
 CLASS A/ (B)/
Invista International
Emerging Markets
Equity Composite         -3.66   -3.66   3.88   0.57    N/A                 -3.66  -28.63   63.25  -17.59   11.38  25.57   7.46
 MSCI Emerging Markets
 Free Index-ID           -4.91   -4.91   2.01  -7.80   0.95                 -4.91  -31.86   63.70  -27.52  -13.41   3.92  -6.95
 Morningstar
 Diversified Emerging
 Markets Category        -3.73   -3.73   4.45  -4.79   0.89                 -3.73  -31.11   71.86  -27.03   -3.68  13.35  -3.45
 Lipper Emerging
 Markets Fund Average    -2.94   -2.94   5.63  -4.38   2.88                 -2.94  -30.59   69.70  -27.58   -1.72  12.32  -2.63

PRINCIPAL
INTERNATIONAL FUND,
INC. - CLASS A/ (C)/    -24.97  -24.97  -4.81   0.98   7.32    7.02        -24.97   -8.64   25.82    8.48   12.22  23.76  11.56
Invista International
Broad Markets
Composite               -24.79  -24.79  -3.93   1.95   8.55                -24.79   -7.57   25.78   10.47   12.43  24.54  14.07
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND               -21.44  -21.44  -5.05   0.89   4.46                -21.44  -14.17   26.96   20.00    1.78   6.05  11.21
 Morningstar Foreign
 Stock Category         -21.93  -21.93  -1.67   2.34   6.32                -21.93  -15.66   44.49   13.00    5.43  12.39   9.82
 Lipper International
 Fund Average           -21.71  -21.71  -2.07   2.24   6.41                -21.71  -15.60   42.16   12.77    6.08  12.27   9.67

PRINCIPAL
INTERNATIONAL SMALLCAP
FUND, INC. - CLASS A/
(B)/                    -23.87  -23.87   6.84    N/A    N/A    7.57        -23.87  -13.28   84.72   14.40
Invista International
Small Cap Equity
Composite               -21.87  -21.87   8.80  11.01    N/A                -21.87  -11.70   86.79   13.24   15.62  40.53   3.61
 MSCI EAFE Small Cap
 Index                  -12.51  -12.51  -1.07    N/A    N/A                -12.51   -7.56   19.73
 Morningstar Foreign
 Stock Category         -21.93  -21.93  -1.67   2.34   6.32                -21.93  -15.66   44.49   13.00    5.43  12.39   9.82
 Lipper International
 Small-Cap Fund
 Average                -21.82  -21.82   5.53   7.26   7.46                -21.82  -14.82   79.83   13.95    2.96  18.74   7.69

PRINCIPAL PACIFIC
BASIN FUND, INC. -
CLASS A/ (A)/           -27.42  -27.42    N/A    N/A    N/A  -30.30        -27.42
BT Pacific Basin
Composite               -24.79  -24.79   6.44  -1.37    N/A                -24.79  -31.01  132.40    7.35  -27.91
 MSCI Pacific Free
 Index-ND               -25.40  -25.40  -4.44  -7.80  -2.43                -25.40  -25.78   56.65    2.72  -25.87  -8.30   2.95
 Morningstar
 Diversified
 Pacific/Asia Stock
 Category               -20.06  -20.06   0.18  -7.89   1.77                -20.06  -35.75   92.50   -5.91  -27.90   4.02   2.39
 Lipper Pacific Region
 Fund Average           -20.08  -20.08   0.74  -6.80   1.71                -20.08  -34.24   90.74   -5.94  -26.89   3.58   3.92

                        ----------------------------------------------     ------------------------------------------------------
 /(a)/ SEC effective date 05/01/00
 /(b)/ SEC effective date 08/29/97
 /(c)// /SEC effective date 05/12/81




                         1994   1993     1992
                        -----------------------
PRINCIPAL EUROPEAN
EQUITY FUND, INC. -
CLASS A/ (A)/
BT European Composite     8.49  43.12
 MSCI Europe (15)         2.28  29.28    -4.71
 Index-ND
 Morningstar Europe       2.52  28.15    -6.82
 Stock Category
 Lipper European          1.60  27.96    -4.85
 Region Fund Average

PRINCIPAL
INTERNATIONAL EMERGING
MARKETS FUND, INC. -
 CLASS A/ (B)/
Invista International
Emerging Markets
Equity Composite
 MSCI Emerging Markets   -8.67  71.26
 Free Index-ID
 Morningstar             -9.27  73.26     0.26
 Diversified Emerging
 Markets Category
 Lipper Emerging        -12.35  71.62    -0.04
 Markets Fund Average

PRINCIPAL                -5.26  46.34     0.81
INTERNATIONAL FUND,
INC. - CLASS A/ (C)/
Invista International    -2.38  44.82     2.73
Broad Markets
Composite
 MSCI EAFE (Europe,       7.78  32.56   -12.17
 Australia, Far East)
 Index-ND
 Morningstar Foreign     -0.40  36.71    -4.54
 Stock Category
 Lipper International    -1.00  36.49    -4.47
 Fund Average

PRINCIPAL
INTERNATIONAL SMALLCAP
FUND, INC. - CLASS A/
(B)/
Invista International
Small Cap Equity
Composite
 MSCI EAFE Small Cap
 Index
 Morningstar Foreign     -0.40  36.71    -4.54
 Stock Category
 Lipper International    -5.49  43.98    -4.09
 Small-Cap Fund
 Average

PRINCIPAL PACIFIC
BASIN FUND, INC. -
CLASS A/ (A)/
BT Pacific Basin
Composite
 MSCI Pacific Free       12.76  36.21   -18.56
 Index-ND
 Morningstar             -5.49  59.02    -3.03
 Diversified
 Pacific/Asia Stock
 Category
 Lipper Pacific Region   -5.56  60.50    -2.85
 Fund Average

                        -----------------------
 /(a)/ SEC effective date 05/01/00
 /(b)/ SEC effective date 08/29/97
 /(c)// /SEC effective date 05/12/81

PERFORMANCE RESULTS - INCOME FUNDS

                              AVERAGE ANNUAL PERFORMANCE                                      ANNUAL PERFORMANCE
                             (THROUGH DECEMBER 31, 2001)                                   (YEAR ENDED DECEMBER 31)

                                                        LIFE
                        YTD   1 YR  3 YR  5 YR  10 YR  OF FUND       2001  2000   1999   1998  1997   1996  1995   1994   1993
                        ----------------------------------------     ------------------------------------------------------------
PRINCIPAL BOND FUND,
INC. - CLASS A/ //(A)/  7.78  7.78  4.06  6.02  6.97    8.25         7.78   7.82  -3.04  7.14  10.96  2.27  22.28  -4.35  12.76
Principal Capital - II
Multi Sector Fixed
Income Composite        8.43  8.43  6.48  7.50  7.56                 8.43  12.00  -0.57  7.97  10.16  3.94  18.41  -2.05  10.67
 Lehman Brothers
 Aggregate Bond Index   8.42  8.42  6.27  7.43  7.23                 8.42  11.63  -0.82  8.69   9.65  3.63  18.47  -2.92   9.75
 Morningstar
 Intermediate-Term
 Bond Category          7.36  7.36  5.12  6.29  6.70                 7.36   9.45  -1.22  7.42   8.76  3.30  17.35  -3.73  10.39
 Lipper Corporate Debt
 BBB Rated Fund
 Average                7.41  7.41  4.58  5.94  7.31                 7.41   7.99  -2.16  5.62  10.37  4.25  20.81  -5.45  13.91

PRINCIPAL GOVERNMENT
SECURITIES INCOME
FUND, INC. -            6.75  6.75  5.79  6.84  6.62    8.61         6.75  10.90   0.01  7.19   9.69  3.85  19.19  -4.89   9.16
 CLASS A/ (B)/
Principal Capital - II
Mortgage Backed
Securities Composite    7.51  7.51  6.17  7.21  6.81                 7.51  11.08   0.22  7.62   9.97  3.90  19.10  -4.41   9.21
 Lehman Brothers GNMA
 Index                  8.22  8.22  7.01  7.49  7.17                 8.22  11.11   1.93  6.91   9.53  5.54  17.04  -1.50   6.59
 Morningstar
 Intermediate
 Government Category    6.84  6.84  5.33  6.33  6.21                 6.84  10.76  -1.44  7.45   8.45  2.80  16.42  -4.02   8.03
 Lipper GNMA Fund
 Average                7.35  7.35  5.97  6.55  6.41                 7.35  10.41   0.08  6.46   8.84  3.73  16.58  -2.42   6.55

PRINCIPAL LIMITED TERM
BOND FUND, INC. -
CLASS A/ (C)/           6.29  6.29  5.26  5.82   N/A    5.77         6.29   8.67   0.96  6.70   6.74  4.85
Principal Capital - II
Limited Term Fixed
Income Composite        7.19  7.19  5.62  6.05   N/A                 7.19   8.81   1.05  6.79   6.64  4.85
 Lehman Brothers
 Mutual Fund 1-5
 Gov't./Credit Index    9.03  9.03  6.62  6.92  6.49                 9.03   8.91   2.09  7.63   7.13  4.67  12.88  -0.72   7.10
 Morningstar
 Short-Term Bond
 Category               7.32  7.32  5.82  5.99  5.89                 7.32   8.14   2.12  6.28   6.51  4.35  11.48  -0.86   6.86
 Lipper
 Short-Intermediate
 Investment Grade Debt
 Index                  7.19  7.19  5.62  6.09  5.99                 7.19   8.27   0.70  6.33   6.63  4.10  13.13  -2.36   8.12

PRINCIPAL TAX-EXEMPT
BOND, INC. - CLASS A/
(D)/                    5.68  5.68  3.38  4.85  5.98    6.91         5.68   7.96  -3.17  5.08   9.19  4.60  20.72  -9.44  12.44
Principal Capital - II
Municipal Fixed Income
Composite               6.03  6.03  3.50  4.94  6.01                 6.03   8.02  -3.18  5.10   9.19  4.59  20.71  -9.45  12.46
 Lehman Brothers
 Municipal Bond Index   5.13  5.13  4.76  5.98  6.62                 5.13  11.68  -2.06  6.48   9.20  4.43  17.46  -5.17  12.28
 Morningstar Muni
 National Long
 Category               4.03  4.03  2.89  4.62  5.85                 4.03  10.17  -4.86  5.31   9.27  3.31  17.14  -6.61  12.29
 Lipper General
 Municipal Debt Fund
 Average                3.90  3.90  3.24  4.79  5.86                 3.90  10.83  -4.68  5.26   9.11  3.27  16.92  -6.60  12.48

                        ----------------------------------------     ------------------------------------------------------------
 /(a)/ SEC effective date 12/18/87
 /(b)/ SEC effective date 05/12/85
 /(c)// /SEC effective date 02/29/96
 /(//d)// /SEC effective date 03/20/86




                         1992
                        ------
PRINCIPAL BOND FUND,     8.61
INC. - CLASS A/ //(A)/
Principal Capital - II   8.25
Multi Sector Fixed
Income Composite
 Lehman Brothers         7.40
 Aggregate Bond Index
 Morningstar             7.20
 Intermediate-Term
 Bond Category
 Lipper Corporate Debt   8.91
 BBB Rated Fund
 Average

PRINCIPAL GOVERNMENT     6.13
SECURITIES INCOME
FUND, INC. -
 CLASS A/ (B)/
Principal Capital - II   6.13
Mortgage Backed
Securities Composite
 Lehman Brothers GNMA    7.42
 Index
 Morningstar             6.39
 Intermediate
 Government Category
 Lipper GNMA Fund        6.32
 Average

PRINCIPAL LIMITED TERM
BOND FUND, INC. -
CLASS A/ (C)/
Principal Capital - II
Limited Term Fixed
Income Composite
 Lehman Brothers         6.83
 Mutual Fund 1-5
 Gov't./Credit Index
 Morningstar             6.15
 Short-Term Bond
 Category
 Lipper                  6.66
 Short-Intermediate
 Investment Grade Debt
 Index

PRINCIPAL TAX-EXEMPT     9.62
BOND, INC. - CLASS A/
(D)/
Principal Capital - II   9.62
Municipal Fixed Income
Composite
 Lehman Brothers         8.82
 Municipal Bond Index
 Morningstar Muni        8.77
 National Long
 Category
 Lipper General          8.90
 Municipal Debt Fund
 Average

                        ------
 /(a)/ SEC effective date 12/18/87
 /(b)/ SEC effective date 05/12/85
 /(c)// /SEC effective date 02/29/96
 /(//d)// /SEC effective date 03/20/86

IMPORTANT NOTES TO THE APPENDIX


DOW JONES UTILITIES INDEX WITH INCOME is a price-weighted average of 15 utility companies that are listed on the New York Stock Exchange and are involved in the production of electrical energy.


LEHMAN BROTHERS AGGREGATE BOND INDEX represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.


LEHMAN BROTHERS GNMA INDEX is an unmanaged index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA) and Graduated Payment Mortgages (GPMs) with at least $100 million outstanding and one year or more to maturity.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is composed of treasury notes, agencies, and credits rated BBB or better, and with maturities of 1 year or greater and 5 years or less. It is a rolling mix of issues, as new issues are added and issues becoming less than 1 year to maturity are deleted.


LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged index of investment-grade, tax-exempt bonds which have been issued within the last five years and at least one year or more to maturity. This index is classified into four main sectors:
General Obligation, Revenue, Insured and Prerefunded.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is a stock index designed to measure the investment returns of developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) SMALLCAP INDEX is a stock index designed to measure the investment returns small cap companies of developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX
 is capitalization weighted and consists of stocks from 26 countries. These countries include: Argentina, Brazil, Chile, China Free, Columbia, Czech Republic, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea at 50%, Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan at 50%, Thailand Free, Turkey and Venezuela.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE (15) INDEX is a capitalization-weighted index. The index is designed to track the broader MSCI EMU Benchmark containing stocks in ten EMU member countries.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) PACIFIC FREE INDEX is a market capitalization-weighted index representing all of the Morgan Stanley Capital International developed markets in the Pacific. It comprises six of the twenty-two countries that are included in the Morgan Stanley Capital International World. This index is created by aggregating the six different country indexes, all of which are created separately. This index is calculated with gross dividends reinvested. The countries represented by this index are:
Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. The "Free" aspect indicates that this index includes only securities that are allowed to be purchased by global investors.
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

MORGAN STANLEY REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 1000 VALUE INDEX is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.


RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index.


RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.


RUSSELL MIDCAP INDEX is an index that measures the performance of the 800 smallest companies in the Russell 1000 Index.


S&P 500 INDEX is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.


S&P/BARRA 500 VALUE INDEX is a market capitalization-weighted index of the stocks in the S&P 500 Index having the highest book to price ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.


S&P MIDCAP 400 INDEX includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.



MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY: . Diversified emerging-markets funds invest in developing nations. Most funds divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe.



MORNINGSTAR DIVERSIFIED PACIFIC/ASIA STOCK CATEGORY: . Diversified Pacific/Asia stock funds have a wider investment range than other Asia-oriented funds. While Japan funds focus exclusively on Japan and Pacific ex-Japan funds emphasize Asia's developing nations, these funds can invest throughout the Pacific Rim, including Australia and New Zealand.



MORNINGSTAR DOMESTIC HYBRID CATEGORY: . Domestic-hybrid funds divide their assets among stocks. These funds tend to focus on conservative stocks and bonds.


MORNINGSTAR EUROPE STOCK CATEGORY: . Europe-stock funds invest in companies based in Europe. Most of these funds emphasize the region's larger and more developed markets. Currency fluctuations frequently affect investors' returns.



MORNINGSTAR FOREIGN STOCK CATEGORY: . Foreign-stock funds can invest in any country outside the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. They tend to invest the rest in emerging markets such as Hong Kong, Brazil, Mexico and Thailand.



MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY: . Intermediate-term government funds devote at least 90% of their bond holdings to government issues. These funds have, on average, durations between 3.5 and six years.



MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY: . Intermediate-term bond funds have average durations that are greater than 3.5 years and less than six years. Most of the funds rotate among a variety of sectors in the bond market, based upon which appear to offer better values.



MORNINGSTAR LARGE BLEND CATEGORY: . Large-cap blend funds focus on big companies that are fairly representative of the overall stock market in both size and price. They tend to invest across the spectrum of U.S. industries and owing to their broad exposure, the funds' returns are often similar to the S&P 500 Index.



MORNINGSTAR LARGE GROWTH CATEGORY: . Large-cap growth funds invest in big companies that are projected to grow faster than the overall stock market. Most of these funds focus on either companies in rapidly expanding industries with a high percentage of sales coming from foreign markets.



MORNINGSTAR LARGE VALUE CATEGORY: . Large-cap value funds focus on big companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay dividends. They also generally have more-stable stock prices.



MORNINGSTAR MID-CAP BLEND CATEGORY: . The typical mid-cap blend fund invests in stocks of various sizes and mixed characteristics, giving it a middle-of-the road profile. Most shy away from high-priced growth stocks, but aren't so price-conscious that they land in value territory.



MORNINGSTAR MID-CAP GROWTH CATEGORY: . Some mid-cap growth funds invest in stocks of all sizes, but most focus directly on mid-size companies. Mid-cap growth funds target firms that are projected to grow faster than the overall market, therefore commanding relatively higher prices. Many of these stocks are found in the volatile technology, health-care, and services sectors.



MORNINGSTAR MUNI NATIONAL LONG CATEGORY: . Muni National Long-Term Bond funds invest municipal bonds. Such bonds are issued by various state and local governments to fund public projects and are free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. They focus on bonds with maturities of 10 years or more.



MORNINGSTAR SHORT-TERM BOND CATEGORY: . Short-term bond funds have durations that stay between one and 3.5 years. These funds invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt.

MORNINGSTAR SMALL BLEND CATEGORY: . Small-cap blend funds favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. They own everything from fairly cheap, out-of-favor stocks to somewhat expensive growth stocks. They thus provide exposure both to traditional value sectors, such as financials and cyclicals, and to growth sectors like technology and health care.



MORNINGSTAR SMALL GROWTH CATEGORY: . Small-cap growth funds focus on stocks at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages and tend to be volatile.



MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY: . Specialty real-estate funds invest primarily in real-estate investment trusts (REITs) of various types. The performance of these funds is less connected to the overall market than most other types of stock funds.



MORNINGSTAR SPECIALTY - UTILITIES: . Specialty-utilities funds invest in phone, power, gas, and water companies. These types of companies have historically been conservative investments that pay sturdy dividends. These funds tend to provide relatively little capital appreciation, and more in the way of yield. These funds are sensitive to interest rates and industry changes.



LIPPER BALANCED FUND AVERAGE: . This average consists of funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The one-year average currently contains 448 funds.



LIPPER CORPORATE DEBT BBB RATED FUND AVERAGE: . This average consists of funds which invest at least 65% of their assets in corporate and government debt issues rated in the top four grades. The one-year average currently contains 151 funds.



LIPPER EMERGING MARKETS FUND AVERAGE: . This average consists of funds which invest at least 65% of their total assets in emerging market equity securities, where "emerging market" is defined by a country's GNP per capita or other economic measures. The one-year average currently contains 182 funds.



LIPPER EUROPEAN REGION FUND AVERAGE: . This average consists of funds that concentrate investments in equity securities whose primary trading markets or operations are concentrated in the European region or a single country within this region. The one-year average currently consists of 166 funds.



LIPPER GENERAL MUNICIPAL DEBT FUND AVERAGE: . This average consists of funds which invest at least 65% of their assets in the top four credit ratings. The one-year average currently contains 272 funds.



LIPPER GNMA FUND AVERAGE: . This average consists of funds which invest at least 65% of their assets in Government National Mortgage Association securities. The one-year average currently contains 59 funds.



LIPPER INTERNATIONAL FUND AVERAGE: . This average consists of funds which invest in securities primarily traded in markets outside of the United States. The one-year average currently contains 712 funds.

LIPPER INTERNATIONAL SMALL-CAP FUND AVERAGE: . This average consists of funds which invest at least 65% of their assets in equity securities of non-United States companies with market capitalizations less than U.S. $1 billion at the time of purchase. The one-year average currently contains 83 funds.



LIPPER LARGE-CAP CORE FUND AVERAGE: . This average consists of funds which invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. The one-year average currently contains 688 funds.



LIPPER LARGE-CAP GROWTH FUND AVERAGE: . This average consists of funds which invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. The one-year average currently contains 796 funds.



LIPPER LARGE-CAP VALUE FUND AVERAGE: . This average consists of funds which invest at least 75% of their equity assets in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. The one-year average currently contains 273 funds.



LIPPER MID-CAP CORE FUND AVERAGE: . This average consists of funds that invest at least 75% of their equity assets in companies with market capitalizations of less than 300% of the dollar weighted median market capitalization of the S&P Mid-Cap 400 Index. The one-year average currently contains 140 funds.



LIPPER MID-CAP GROWTH FUND AVERAGE: . This average consists of funds which invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. The one-year average currently contains 420 funds.



LIPPER PACIFIC REGION FUND AVERAGE: . This average consists of funds that concentrate investments in equity securities with primary trading markets operations concentrated in the Western Pacific Basin region or a single country within this region. The one-year average currently contains 66 funds.



LIPPER REAL ESTATE FUND AVERAGE: . This average consists of funds which invest 65% of their equity portfolio in equity securities of domestic and foreign companies engaged in the real estate industry. The one-year average currently contains 138 funds.



LIPPER S&P 500 INDEX FUND AVERAGE: . This average consists of funds that are passively managed, have limited expenses (advisor fee no higher than 0.50%), and are designed to replicate the performance of the Standard & Poor's 500 Index on a reinvested basis. The one-year average currently contains 151 funds.



LIPPER SHORT-INTERMEDIATE INVESTMENT GRADE DEBT FUND AVERAGE: . This average consists of funds which invest at least 65% of their assets in investment-grade debt issues rated in the top four grades with dollar-weighted average maturities of one to five years. The one-year average currently contains 122 funds.
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

LIPPER SMALL-CAP CORE FUND AVERAGE: . This average consists of funds which invest at least 75% of their equity assets in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. The one-year average currently contains 241 funds.



LIPPER SMALL-CAP GROWTH FUND AVERAGE: . This average consists of funds that invest at least 75% of their equity assets in companies with market capitalizations of less than 250% of the dollar weighted median market capitalization of the S&P Small-Cap 600 Index. These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. The one-year average currently contains 354 funds.



LIPPER UTILITY FUND AVERAGE: . This average consists of funds which invest 65% of their equity portfolio in utility shares. The one-year average currently contains 94 funds.

                             PRINCIPAL MUTUAL FUNDS

DOMESTIC GROWTH-ORIENTED FUNDS      INTERNATIONAL GROWTH-ORIENTED FUNDS
------------------------------      -----------------------------------
PRINCIPAL BALANCED FUND, INC.       PRINCIPAL EUROPEAN EQUITY FUND, INC.
PRINCIPAL BLUE CHIP FUND, INC.      PRINCIPAL INTERNATIONAL EMERGING MARKETS
                                    FUND, INC.
PRINCIPAL CAPITAL VALUE FUND, INC.  PRINCIPAL INTERNATIONAL FUND, INC.
PRINCIPAL GROWTH FUND, INC.         PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.
PRINCIPAL LARGECAP STOCK INDEX      PRINCIPAL PACIFIC BASIN FUND, INC.
FUND, INC.
PRINCIPAL MIDCAP FUND, INC.
PRINCIPAL PARTNERS EQUITY GROWTH    INCOME-ORIENTED FUNDS
FUND, INC.                          ---------------------
PRINCIPAL PARTNERS LARGECAP BLEND   PRINCIPAL BOND FUND, INC.
FUND, INC.
PRINCIPAL PARTNERS LARGECAP GROWTH  PRINCIPAL GOVERNMENT SECURITIES INCOME
FUND, INC.                          FUND, INC.
PRINCIPAL PARTNERS LARGECAP VALUE   PRINCIPAL HIGH YIELD FUND, INC.
FUND, INC.
PRINCIPAL PARTNERS MIDCAP GROWTH    PRINCIPAL LIMITED TERM BOND FUND, INC.
FUND, INC.
PRINCIPAL PARTNERS SMALLCAP GROWTH  PRINCIPAL TAX-EXEMPT BOND FUND, INC.
FUND, INC.
PRINCIPAL REAL ESTATE FUND, INC.
PRINCIPAL SMALLCAP FUND, INC.       MONEY MARKET FUND
                                    -----------------
PRINCIPAL UTILITIES FUND, INC.      PRINCIPAL CASH MANAGEMENT FUND, INC.







                      STATEMENT OF ADDITIONAL INFORMATION






                              dated March 1, 2002


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds' prospectuses. The Funds' prospectuses, dated March 1, 2002, which we may amend from time to time, contain the basic information you should know before investing in the Fund. You should read this SAI together with the Funds' prospectus.


The audited financial statements and auditor's report in the Funds' Annual Report to Shareholders, for the fiscal year ended October 31, 2001, are incorporated by reference (are legally a part of this SAI).


For a free copy of the current prospectus or annual report, call 1-800-247-4123 or write:

   Principal Mutual Funds
   Principal Financial Group
   Des Moines IA 50392-0200

The prospectus may also be viewed on our web site at www.principal.com/funds.

                               TABLE OF CONTENTS


Fund History............................................................

Description of the Funds' Investments and Risks.........................

Management..............................................................

Control Persons and Principal Holders of Securities.....................

Investment Advisory and Other Services..................................

Brokerage Allocation and Other Practices................................

Purchase, Redemption and Pricing of Shares..............................

Multiple Class Structure................................................

Taxation of the Funds...................................................

Calculation of Performance Data.........................................

General Information.....................................................

Financial Statements....................................................

Appendix A..............................................................

Appendix B..............................................................

Appendix C ..............................................................


FUNDNAMEFOOTER                                                         1
www.principal.com

FUND HISTORY


The Principal Mutual Funds is a family of separately incorporated, open-end management investment companies, commonly called mutual funds. The Manager of each of the Funds is Principal Management Corporation. The Funds were each organized in Maryland, as corporations, on the following dates:

  Principal Balanced Fund                  November 26, 1986
  Principal Blue Chip Fund                 December 10, 1990
  Principal Bond Fund                      December 2, 1986
  Principal Capital Value Fund             May 26, 1989
  Principal Cash Management Fund           June 10, 1982
  Principal European Equity Fund           January 18, 2000
  Principal Government Securities Income   September 5, 1984
  Fund
  Principal Growth Fund                    May 26, 1989
  Principal High Yield Fund                November 26, 1986
  Principal International Emerging         May 27, 1997
  Markets Fund
  Principal International Fund             May 12, 1981
  Principal International SmallCap Fund    May 27, 1997
  Principal LargeCap Stock Index Fund      November 24, 1999
  Principal Limited Term Bond Fund         August 9, 1995
  Principal MidCap Fund                    February 20, 1987
  Principal Pacific Basin Fund             January 18, 2000
  Principal Partners Equity Growth Fund    August 10, 1999
  Principal Partners LargeCap Blend Fund   December 13, 2000
  Principal Partners LargeCap Growth Fund  November 24, 1999
  Principal Partners LargeCap Value Fund   December 13, 2000
  Principal Partners MidCap Growth Fund    November 24, 1999
  Principal Partners SmallCap Growth Fund  December 16, 2000
  Principal Real Estate Fund               May 27, 1997
  Principal SmallCap Fund                  August 13, 1997
  Principal Tax-Exempt Bond Fund           June 7, 1985
  Principal Utilities Fund                 September 3, 1992



Effective January 1, 1998, the following changes were made to the names of certain of the Funds:

  OLD FUND NAME                        NEW FUND NAME
  -------------                        -------------
  Princor Balanced Fund, Inc.          Principal Balanced Fund, Inc.
  Princor Blue Chip Fund, Inc.         Principal Blue Chip Fund, Inc.
  Princor Bond Fund, Inc.              Principal Bond Fund, Inc.
  Princor Capital Accumulation Fund,   Principal Capital Value Fund, Inc.
  Inc.
  Princor Cash Management Fund, Inc.   Principal Cash Management Fund, Inc.
  Princor Emerging Growth Fund, Inc.   Principal MidCap Fund, Inc.
  Princor Government Securities        Principal Government Securities Income
  Income Fund, Inc.                    Fund, Inc.
  Princor Growth Fund, Inc.            Principal Growth Fund, Inc.
  Princor High Yield Fund, Inc.        Principal High Yield Fund, Inc.
  Princor Limited Term Bond Fund,      Principal Limited Term Bond Fund, Inc.
  Inc.
  Princor Tax-Exempt Bond Fund, Inc.   Principal Tax-Exempt Bond Fund, Inc.
  Princor Utilities Fund, Inc.         Principal Utilities Fund, Inc.
  Princor World Fund, Inc.             Principal International Fund, Inc.



The Articles of Incorporation for the Principal Partners Aggressive Growth Fund, Inc. were amended on March 1, 2001 to change the name of the Fund to Principal Partners Equity Growth Fund, Inc.


FUND CATEGORIES
There are four categories of Principal Mutual Funds:

Domestic Growth-Oriented Funds
------------------------------
Funds which seek:
.. growth of capital primarily through investments in equity securities (CAPITAL
  VALUE FUND, GROWTH FUND, MIDCAP FUND, PARTNERS EQUITY GROWTH FUND, PARTNERS LARGECAP BLEND FUND, PARTNERS LARGECAP GROWTH FUND, PARTNERS LARGECAP VALUE FUND, PARTNERS MIDCAP GROWTH FUND, PARTNERS SMALLCAP GROWTH FUND AND SMALLCAP
  FUND);
.. total investment return including both capital appreciation and income through investments in equity and debt securities (BALANCED FUND);
.. growth of capital and growth of income primarily through investments in common stocks of well-capitalized, established companies (BLUE CHIP FUND);
.. generation of total return by investing primarily in equity securities of companies principally engaged in the real estate industry (REAL ESTATE FUND); .. to approximate the performance of the Standard & Poor's 500 Index (LARGECAP
  STOCK INDEX FUND); and
.. current income and long-term growth of income and capital by investing primarily in equity and fixed-income securities of companies in the public utilities industry (UTILITIES FUND).

International Growth-Oriented Funds
-----------------------------------
Funds which seek growth of capital primarily through investments in equity securities (EUROPEAN EQUITY FUND, INTERNATIONAL EMERGING MARKETS FUND, INTERNATIONAL FUND, INTERNATIONAL SMALLCAP FUND AND PACIFIC BASIN FUND).

Income-Oriented Funds
---------------------
Funds which seek primarily a high level of income through investments in debt securities (BOND FUND, GOVERNMENT SECURITIES INCOME FUND, HIGH YIELD FUND, LIMITED TERM BOND FUND AND TAX-EXEMPT BOND FUND).

Money Market Fund
-----------------
A Fund which seeks primarily a high level of income through investments in short-term debt securities (CASH MANAGEMENT FUND).

Appendix C graphically illustrates each Fund's emphasis on producing current income or capital growth and the stability of the market value of the Fund's portfolio. These illustrations represent comparative relationships only with regard to the investment objectives sought by the Funds. Relative income, stability and growth may vary among the Funds with certain market conditions. The illustrations are not intended and should not be construed as projected relative performances of the Principal Mutual Funds.


DESCRIPTION OF THE FUNDS' INVESTMENTS AND RISKS


FUND POLICIES
The investment objectives, principal investment policies and the main risks of each Fund are described in the Prospectus. This Statement of Additional Information ("SAI") contains supplemental information about those policies and risks and the types of securities the Manager or Sub-Advisor can select for each Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The composition of each Fund and the techniques and strategies that the Manager or Sub-Advisor may use in selecting securities will vary over time. A Fund is not required to use all of the investment techniques and strategies available to it in seeking its goals.


Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.

Except as described below as "Fundamental Restrictions," the investment policies described in this SAI and the prospectuses are not fundamental and may be changed by the Board of Directors without shareholder approval. The Fundamental Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund. The Investment Company Act of 1940, as amended ("1940 Act") provides that "a vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares, or 2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a Fund will vote together as a single class except when otherwise required by law or as determined by the Board of Directors.


FUND INVESTMENT LIMITATIONS
European Equity Fund, LargeCap Stock Index Fund, Pacific Basin Fund, Partners Equity Growth Fund, Partners LargeCap Blend Fund, Partners LargeCap Growth Fund, Partners LargeCap Value Fund, Partners MidCap Growth Fund and Partners SmallCap Growth Fund

Fundamental Restrictions
------------------------
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue any senior securities as defined in the 1940 Act, as amended. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.

 3) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

 4) Borrow money, except that it may a) borrow from banks (as defined in the 1940 Act, as amended) or other financial institutions or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; c) obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and d) purchase securities on margin to the extent permitted by applicable law (the deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered purchase of securities on margin).

 5) Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objective and policies; b) enter into repurchase agreements; and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

 6) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund. This restriction does not apply to the Partners LargeCap Growth Fund as this Fund is not intended to qualify as a diversified management investment company as defined by the 1940 Act.

 7) Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 8) Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. This restriction applies to the LargeCap Stock Index Fund except to the extent that the Standard & Poor's 500 Index also is so concentrated.

 9) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

Non-Fundamental Restrictions
----------------------------
Each of these Funds has also adopted the following restrictions that are not fundamental policies and that may be changed without shareholder approval. It is contrary to each Fund's present policy to:

 1) Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.


 2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

 3) Invest in companies for the purpose of exercising control or management.

 4) Invest more than 25% (10% for the LargeCap Stock Index and Partners MidCap Growth Funds) of its total assets in securities of foreign issuers. This restriction does not apply to the European Equity Fund or the Pacific Basin Fund.

 5) Enter into a) any futures contracts and related options for non-bona fide hedging purposes within the meaning of Commodity Futures Trading Commission
  (CFTC) regulations if the aggregate initial margin and premiums required to establish such positions will exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and b) any futures contracts if the aggregate amount of such Fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

 6) Invest more than 5% of its total assets in real estate limited partnership interests or real estate investment trusts. This restriction does not apply to the Partners MidCap Growth Fund.

 7) Acquire securities of other investment companies, except as permitted by the 1940 Act, as amended, or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Each Fund has also adopted the non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.


Balanced Fund, Blue Chip Fund, International Emerging Markets Fund, International Fund, International SmallCap Fund, MidCap Fund, Real Estate Fund, SmallCap Fund and Utilities Fund


Fundamental Restrictions
------------------------
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

 2) Purchase or retain in its portfolio securities of any issuer if those officers or directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

 3) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

 4) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

 5) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Fund's total assets at the time of the borrowing.

 6) Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objective and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

 7) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that these limitations shall apply only with respect to 75% of the Fund's total assets.

 8) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 9) Concentrate its investments in any particular industry or industries, except that:
  a) the Utilities Fund may not invest less than 25% of its total assets in securities of companies in the public utilities industry;
  b) the Balanced Fund, Blue Chip Fund, International Emerging Markets Fund, International Fund, International SmallCap Fund, MidCap Fund and SmallCap Fund each may invest not more than 25% of the value of its total assets in a single industry, and
  c) the Real Estate Fund may not invest less than 25% of its total assets in securities of companies in the real estate industry.

 10) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

 11) Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in securities of issuers which invest in or sponsor such programs.

Non-Fundamental Restrictions
----------------------------
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

 1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market are included as part of this 15% limitation.


 2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange. The 2% limitation for the International Fund also includes warrants not listed on the Toronto Stock Exchange. The 2% limitation for the International Emerging Markets Fund and International SmallCap Fund also includes warrants not listed on the Toronto Stock Exchange or the Chicago Board Options Exchange.

 3) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such issuers to exceed 5% of the value of its total assets.

 4) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

 5) Invest in companies for the purpose of exercising control or management.

 6) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts. Options on financial futures contracts and options on securities indices will be used solely for hedging purposes; not for speculation.

 7) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

 8) Invest in arbitrage transactions.

 9) Invest in real estate limited partnership interests except that this restriction shall not apply to the Real Estate Fund.

 10) Invest in mineral leases.

The Balanced Fund, Blue Chip Fund, MidCap Fund, SmallCap Fund and Utilities Fund have also adopted a restriction, which is not a fundamental policy and may be changed without shareholder approval, that each such Fund may not invest more than 20% of its total assets in securities of foreign issuers.


The Real Estate Fund has adopted a restriction, which is not a fundamental policy and may be changed without shareholder approval, that the Fund may not invest more than 25% of its total assets in securities of foreign issuers.


The Balanced Fund, Blue Chip Fund, International Emerging Markets Fund, International Fund, International SmallCap Fund, MidCap Fund, SmallCap Fund and Utilities Fund have also adopted a restriction, which is not a fundamental policy and may be changed without shareholder approval, that each Fund may not invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization and the Funds may purchase securities of closed-end companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.


The Utilities Fund has also adopted a restriction, which is not a fundamental policy and may be changed without shareholder approval, that the Fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935.


The Blue Chip, International SmallCap, MidCap, Real Estate, SmallCap and Utilities Funds have also adopted the non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.


Capital Value Fund and Growth Fund


Fundamental Restrictions
------------------------
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Concentrate its investments in any one industry. No more than 25% of the value of its total assets will be invested in any one industry.


 2) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that these limitations shall apply only with respect to 75% of the Fund's total assets.

 3) Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where if sold the Fund might be deemed an underwriter for purposes of the Securities Act of 1933.

 4) Purchase securities of any company with a record of less than three years' continuous operation (including that of predecessors) if the purchase would cause the value of the Fund's aggregate investments in all such companies to exceed 5% of the Fund's total assets.

 5) Engage in the purchase and sale of illiquid interests in real estate. For this purpose, readily marketable interests in real estate investment trusts are not interests in real estate.

 6) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

 7) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning beneficially more than one-half of one percent (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

 8) Purchase securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The Fund may not sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short). The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin. The Fund will not issue or acquire put and call options.

 9) Invest more than 5% of its assets at the time of purchase in rights and warrants (other than those that have been acquired in units or attached to other securities).

 10) Invest more than 20% of its total assets in securities of foreign issuers.

In addition:


 11) The Fund may not make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objective and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

 12) The Fund does not propose to borrow money except for temporary or emergency purposes from banks in an amount not to exceed the lesser of a) 5% of the value of the Fund's assets, less liabilities other than such borrowings, or b) 10% of the Fund's assets taken at cost at the time such borrowing is made. The Fund may not pledge, mortgage, or hypothecate its assets (at value) to an extent greater than 15% of the gross assets taken at cost. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

Non-Fundamental Restrictions
----------------------------
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval, each Fund may not:

 1) Invest in companies for the purpose of exercising control or management.


 2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

 3) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days.

 4) Invest in real estate limited partnership interests.

 5) Invest in interests in oil, gas, or other mineral exploration or development programs, but the Fund may purchase and sell securities of companies which invest or deal in such interests.

 6) Invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connect with a merger, consolidation or plan of reorganization.

 7) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts. Options on financial futures contracts and options on securities indices will be used solely for hedging purposes, not for speculation.

 8) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

Bond Fund, High Yield Fund and Limited Term Bond Fund


Fundamental Restrictions
------------------------
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Purchase or retain in its portfolio securities of any issuer if those officers or directors of the fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

 3) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

 4) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

 5) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Fund's total assets at the time of the borrowing.

 6) Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objective and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

 7) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that these limitations shall apply only with respect to 75% of the Fund's total assets.

 8) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 9) Concentrate its investments in any particular industry or industries, except that the Fund may invest not more than 25% of the value of its total assets in a single industry.

 10) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

 11) Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in securities of issuers which invest in or sponsor such programs.

Non-Fundamental Restrictions
----------------------------
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

 1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market are included as part of this 15% limitation.


 2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

 3) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such issuers to exceed 5% of the value of its total assets.

 4) Purchase securities of other investment companies except in connection with a merger, consolidation, or plan of reorganization or by purchase in the open market of securities of closed-end companies where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved, and if immediately thereafter not more than 10% of the value of the Fund's total assets would be invested in such securities.

 5) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

 6) Invest in companies for the purpose of exercising control or management.

 7) Invest more than 20% of its total assets in securities of foreign issuers.

 8) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts. Options on financial futures contracts and options on securities indices will be used solely for hedging purposes; not for speculation.

 9) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

 10) Invest in arbitrage transactions.

 11) Invest in real estate limited partnership interests.

The High Yield and Limited Term Bond Funds have also adopted the non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.


Government Securities Income Fund

Fundamental Restrictions
------------------------
Each of the following numbered restrictions for the Government Securities Income Fund is a matter of fundamental policy and may not be changed without shareholder approval. The Fund may not:

 1) Issue any senior securities.


 2) Purchase any securities other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, except that the Fund may maintain reasonable amounts in cash or commercial paper or purchase short-term debt securities not issued or guaranteed by the U.S. Government or its agencies or instrumentalities for daily cash management purposes or pending selection of particular long-term investments. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of obligations issued by the U.S. Government or its agencies or instrumentalities.

 3) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of GNMA certificates held in its portfolio.

 4) Engage in the purchase and sale of interests in real estate, including interests in real estate investment trusts (although it will invest in securities secured by real estate or interests therein, such as mortgage-backed securities) or invest in commodities or commodity contracts, oil and gas interests, or mineral exploration or development programs.

 5) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

 6) Sell securities short or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

 7) Invest in companies for the purpose of exercising control or management.

 8) Make loans, except that the Fund may purchase or hold debt obligations in accordance with the investment restrictions set forth in paragraph (2) and may enter into repurchase agreements for such securities, and may lend its portfolio securities without limitation against collateral consisting of cash, or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which is equal at all times to 100% of the value of the securities loaned.

 9) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Fund's total assets.

 10) Enter into repurchase agreements maturing in more than seven days if, as a result, thereof, more than 10% of the Fund's total assets would be invested in such repurchase agreements and other assets without readily available market quotations.

 11) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts.

 12) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

Non-Fundamental Restrictions
----------------------------
The Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Fund's current policy to:

 1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market are included as part of this 15% limitation.

 2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

 3) Invest in real estate limited partnership interests.

 4) Invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization.

The Fund has also adopted the non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.


Tax-Exempt Bond Fund


Fundamental Restrictions
------------------------
Each of the following numbered restrictions for the Tax-Exempt Bond Fund is a matter of fundamental policy and may not be changed without shareholder approval. The Fund may not:

 1) Issue any senior securities as defined in the Act except insofar as the Fund may be deemed to have issued a senior security by reason of: a) purchasing any securities on a when-issued or delayed delivery basis; or b) borrowing money in accordance with restrictions described below.


 2) Purchase any securities other than Municipal Obligations and Taxable Investments as defined in the Prospectus and Statement of Additional Information.

 3) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 4) Invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization.

 5) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

 6) Invest in companies for the purpose of exercising control or management.

 7) Invest more than:
  a) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that these limitations shall apply only with respect to 75% of the Fund's total assets.
  b) 15% of its total assets in securities that are not readily marketable and in repurchase agreements maturing in more than seven days.

 8) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

 9) Invest in commodities or commodity futures contracts.

 10) Write, purchase or sell puts, calls or combinations thereof.

 11) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in securities of issuers which invest in or sponsor such programs.

 12) Make short sales of securities.

 13) Purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions.

 14) Make loans, except that the Fund may purchase and hold debt obligations in accordance with its investment objective and policies, enter into repurchase agreements, and may lend its portfolio securities without limitation against collateral, consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which is equal at all times to 100% of the value of the securities loaned.

 15) Borrow money, except for temporary or emergency purposes from banks in an amount not to exceed 5% of the value of the Fund's total assets at the time the loan is made.

 16) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings.

The Fund has also adopted the fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax or so that at least 8-% of the income the Fund distributes will be exempt from federal income tax.

 Non-Fundamental Restrictions
 ----------------------------
The Fund has also adopted the following restriction that is not fundamental and may be changed without shareholder approval. It is contrary to the Fund's current policy to invest in real estate limited partnership interests.

The identification of the issuer of a Municipal Obligation depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user is deemed the sole issuer. If, in either case, the creating government or some other entity guarantees a security, the guarantee is considered a separate security and is treated as an issue of such government or other entity. However, that guarantee is not deemed a security issued by the guarantor if the value of all securities issued or guaranteed by the guarantor and owned by the Fund does not exceed 10% of the value of the Fund's total assets.


The Fund may invest without limit in debt obligations of issuers located in the same state and in debt obligations that are repayable out of revenue sources generated from economically related projects or facilities. Sizable investments in such obligations could increase the risk to the Fund since an economic, business or political development or change affecting one security could also affect others. The Fund may also invest without limit in industrial development bonds, but it will not invest more than 20% of its total assets in any Municipal Obligation the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax.


Cash Management Fund


Fundamental Restrictions
------------------------
Each of the following numbered restrictions for the Cash Management Fund is a matter of fundamental policy and may not be changed without shareholder approval. The Fund may not:

 1) Concentrate its investments in any one industry. No more than 25% of the value of its total assets will be invested in securities of issuers having their principal activities in any one industry, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or obligations of domestic branches of U.S. banks and savings institutions. (See "Bank Obligations").

 2) Purchase the securities of any issuer if the purchase will cause more than 5% of the value of its total assets to be invested in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

 3) Purchase the securities of any issuer if the purchase will cause more than 10% of the outstanding voting securities of the issuer to be held by the Fund (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

 4) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

 5) Purchase securities of any company with a record of less than 3 years continuous operation (including that of predecessors) if the purchase would cause the value of the Fund's aggregate investments in all such companies to exceed 5% of the value of the Fund's total assets.

 6) Engage in the purchase and sale of illiquid interests in real estate, including interests in real estate investment trusts (although it may invest in securities secured by real estate or interests therein) or invest in commodities or commodity contracts, oil and gas interests, or mineral exploration or development programs.

 7) Purchase securities of other investment companies except in connection with a merger, consolidation, or plan of reorganization.

 8) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

 9) Purchase securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The Fund will not effect a short sale of any security. The Fund will not issue or acquire put and call options, straddles or spreads or any combination thereof.

 10) Invest in companies for the purpose of exercising control or management.

 11) The Fund may not make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objective and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

 12) Borrow money except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not to exceed the lesser of
  a) 5% of the value of the Fund's assets, or b) 10% of the value of the Fund's net assets taken at cost at the time such borrowing is made. The Fund will not issue senior securities except in connection with such borrowings. The Fund may not pledge, mortgage, or hypothecate its assets (at value) to an extent greater than 10% of the net assets.

 13) Invest in time deposits maturing in more than seven days; time deposits maturing from two business days through seven calendar days may not exceed 10% of the value of the Fund's total assets.

 14) Invest more than 10% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days.

Non-Fundamental Restrictions
----------------------------
The Fund has also adopted the following restriction that is not fundamental and may be changed without shareholder approval. It is contrary to the Fund's current policy to:

 1) Invest in real estate limited partnership interests.

SECURITY SELECTION
Partners Equity Growth Fund
---------------------------
Morgan Stanley Asset Management ("Morgan Stanley") follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies with consistent or rising earnings growth records and compelling business strategies. Morgan Stanley continually and rigorously studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. In addition, Morgan Stanley closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. In its selection of securities for the Partners Equity Growth Fund, Morgan Stanley considers valuation to be of secondary importance and viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

Partners LargeCap Growth Fund
-----------------------------
Duncan-Hurst Capital Management Inc. ("Duncan-Hurst") follows a flexible investment program in looking for companies with above average capital appreciation potential. Duncan-Hurst focuses on companies with consistent or rising earnings growth records and compelling business strategies. Duncan-Hurst continually and rigorously studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. In addition, Duncan-Hurst closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations.

Partners MidCap Growth Fund
---------------------------
Turner Investment Partners, Inc. ("Turner") selects securities that it believes to have strong earnings growth potential. Turner seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Russell MidCap Growth Index (or such other appropriate index selected by Turner). Any remaining assets may be invested in securities issued by smaller capitalization companies and larger capitalization companies, warrants and rights to purchase common stocks, and it may invest to 10% of its total assets in ADRs. Turner will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

LargeCap Stock Index Fund
-------------------------
Invista Capital Management, LLC ("Invista") allocates Fund assets in approximately the same weightings as the relevant index. Invista may omit or remove any stock from the Fund if it determines that the stock is not sufficiently liquid. In addition, Invista may exclude or remove a stock from the Fund if extraordinary events or financial conditions lead it to believe that such stock should not be a part of the Fund's assets. Fund assets may be invested in futures and options.

European Equity and Pacific Basin Funds
---------------------------------------
Principal Capital Global Investors Limited, doing business as BT Funds Management ("BT Funds Management") uses a disciplined active investment process. The cornerstone of this process is the belief that investment markets are not always efficient and that investment outperformance can be achieved with superior research and analysis. BT Funds Management's proprietary research process allows fund managers and analysts to identify quality investment opportunities before they are widely recognized by the market, investments that will potentially add value to portfolios, creating wealth for clients. It is a global approach, developed over time to recognize the international interdependence of markets.

Selections of equity securities for the other Funds (except the Partners SmallCap Growth Fund) are made based on an approach described broadly as "company-by-company" fundamental analysis. Three basic steps are involved in this analysis.
.. First is the continuing study of basic economic factors in an effort to conclude what the future general economic climate is likely to be over the next one to two years.
.. Second, given some conviction as to the likely economic climate, the Manager or Sub-Advisor attempts to identify the prospects for the major industrial, commercial and financial segments of the economy. By looking at such factors as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition, and research productivity, the Manager or Sub-Advisor evaluates the prospects for each industry for the near and intermediate term.

.. Finally, determinations are made regarding earnings prospects for individual companies within each industry by considering the same types of factors described above. These earnings prospects are evaluated in relation to the current price of the securities of each company.

In selecting securities for the Partners SmallCap Growth Fund the Sub-Advisor, Berger LLC ("Berger"), uses these same three basic steps but in reverse order.


INVESTMENT STRATEGIES AND RISKS
Restricted Securities
---------------------
Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Directors.

Each of the Funds has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities to 15% (10% for the Government Securities Income Fund and the Cash Management Fund) of its net assets. The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.


Foreign Securities
------------------
Each of the following Funds may invest in foreign securities to the indicated percentage of its assets:
.. 100% - European Equity, International, International Emerging Markets,
  International SmallCap and Pacific Basin
.. 25% - Partners Equity Growth, Partners LargeCap Blend, Partners LargeCap
  Growth, Partners LargeCap Value, Partners Small Cap Growth and Real Estate .. 20% - Balanced, Blue Chip, Bond, Capital Value, Growth, High Yield, Limited
  Term Bond, MidCap, SmallCap and Utilities
.. 10% - LargeCap Stock Index and Partners MidCap Growth

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and are earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. The Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


Depositary Receipts
-------------------
Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Funds that may invest in foreign securities may invest in:
.. American Depositary Receipts ("ADRs") - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.
.. European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs")
  - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.


Securities of Smaller Companies
-------------------------------
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant factors within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. Investors should therefore expect the net asset value of the Fund that invests a substantial portion of its assets in small company stocks may be more volatile than the shares of a Fund that invests solely in larger company stocks.

Unseasoned Issuers
------------------
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the companies' growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Spread Transactions, Options on Securities and Securities Indices, and Futures
------------------------------------------------------------------------------
Contracts and Options on Futures Contracts
------------------------------------------
The Funds (except Cash Management) may each engage in the practices described under this heading.

.. Spread Transactions. Each Fund may purchase covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option is maintained in a segregated account by each Fund's custodian. The Funds do not consider a security covered by a spread option to be "pledged" as that term is used in the Fund's policy limiting the pledging or mortgaging of assets.


.. Options on Securities and Securities Indices. Each Fund may write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Fund invests. The Funds may write call and put options to generate additional revenue, and may write and purchase call and put options in seeking to hedge against a decline in the value of securities owned or an increase in the price of securities which the Fund plans to purchase.

  . Writing Covered Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option the right to sell to the Fund a specific security at a specified price at any time before the option expires. In both situations, the Fund receives a premium from the purchaser of the option.

    The premium received by a Fund reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.


    The Funds write only covered options and comply with applicable regulatory and exchange cover requirements. The Funds usually (and the International Fund must) own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Fund deposits and maintains with its custodian cash or other liquid assets with a value at least equal to the exercise price of the option.


    Once a Fund has written an option, it may terminate its obligation before the option is exercised. The Fund executes a closing transaction by purchasing an option of the same series as the option previously written. The Fund has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

  . Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid and transaction costs.


    When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.


    Once a Fund purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.


    None of the Funds will invest more than 5% of its assets in the purchase of call and put options on individual securities, securities indices and financial futures contracts.

  . Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Funds engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When a Fund writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of the Manager or Sub-Advisor, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.

  . Risks Associated with Options Transactions. An options position may be closed out only on an exchange that provides a secondary market for an option of the same series. The Funds generally purchase or write only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If a Fund is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If a Fund is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.


.. Futures Contracts and Options on Futures Contracts. Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission ("CFTC"). Through the purchase and sale of futures contracts and related options, a Fund seeks to hedge against a decline in securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. The Partners Equity Growth Fund may also purchase and sell futures contracts and related options to maintain cash reserves while simulating full investment in equity securities and to keep substantially all of its assets exposed to the markets.

  . Futures Contracts. When a Fund sells a futures contract based on a financial instrument, the Fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Funds usually liquidate futures contracts on financial instruments in this manner, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.


    A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).


    When a futures contract is purchased or sold a brokerage commission is paid. Unlike the purchase or sale of a security or option, no price or premium is paid or received. Instead, an amount of cash or other liquid assets (generally about 5% of the contract amount) is deposited by the Fund with its custodian for the benefit of the futures commission merchant through which the Fund engages in the transaction. This amount is known as "initial margin." It does not involve the borrowing of funds by the Fund to finance the transaction. It instead represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. It is returned to the Fund upon termination of the futures contract if all the Fund's contractual obligations have been satisfied.


    Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as "marking to market." The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Fund realizes a loss or gain.


    In using futures contracts, the Fund seeks to establish more certainly than would otherwise be possible the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Fund's debt securities decline in value and thereby keep the Fund's net asset value from declining as much as it otherwise would. A Fund also sells futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, a Fund purchases futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

  . Options on Futures Contracts. The Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.


    Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.


    If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.


    When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund's custodian. The Fund must maintain with its custodian all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the broker, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.

  . Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. A Fund's successful use of futures contracts is subject to the ability of the Manager or Sub-Advisor to predict correctly the factors affecting the market values of the Fund's portfolio securities. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.


    Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.


    Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

  . Limitations on the Use of Futures and Options on Futures Contracts. Each
    Fund intends to come within an exclusion from the definition of "commodity pool operator" provided by CFTC regulations by complying with certain limitations on the use of futures and related options prescribed by those regulations.


    None of the Funds will purchase or sell futures contracts or options thereon for non-bona fide hedging purposes if immediately thereafter the aggregate initial margin and premiums exceed 5% of the fair market value of the Fund's assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (except that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount generally may be excluded in computing the 5%).


    The Funds may enter into futures contracts and related options transactions only for bona fide hedging purposes as permitted by the CFTC and for other appropriate risk management purposes, if any, which the CFTC deems appropriate for mutual funds excluded from the regulations governing commodity pool operators, and to a limited extent to enhance returns. The Funds (other than European Equity, Pacific Basin and Partners

    Equity Growth) are not permitted to engage in speculative futures trading. Each Fund determines that the price fluctuations in the futures contracts and options on futures used for hedging or risk management purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.


    When a Fund purchases a futures contract, or purchases a call option on a futures contract, it places any asset, including equity securities and non-investment grade debt in a segregated account, so long as the asset is liquid and marked to the market daily. The amount so segregated plus the amount of initial margin held for the account of its broker equals the market value of the futures contract.


    The Funds do not maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options plus or minus the unrealized gain or loss on those open positions, adjusted for the historical volatility relationship between that portion of the portfolio and the contracts (i.e., the Beta volatility factor). To the extent a Fund writes call options on specific securities in that portion of its portfolio, the value of those securities is deducted from the current market value of that portion of the securities portfolio. If this limitation is exceeded at any time, the Fund takes prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.

Forward Foreign Currency Exchange Contracts
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The International Growth-Oriented, Partners Equity Growth, Partners LargeCap Blend, Partners LargeCap Growth, Partners LargeCap Value, Partners MidCap Growth, and Partners SmallCap Growth Funds may enter into forward foreign currency exchange contracts under various circumstances. The Funds (other than European Equity and Pacific Basin) will enter into forward foreign currency exchange contracts only for the purpose of "hedging," that is limiting the risks associated with changes in the relative rates of exchange between the U.S. dollar and foreign currencies in which securities owned by a Fund are denominated or exposed. They do not enter into such forward contracts for speculative purposes. The European Equity and Pacific Basin Funds each may engage in speculative forward foreign currency exchange contracts to a limited percentage of its assets.

The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which a Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received.


The Sub-Advisor also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated. At times, a Fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.


A Fund sets up a separate account with the Custodian to place foreign securities denominated in the currency for which the Fund has entered into forward contracts under the second circumstance, as set forth above, for the term of the forward contract. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.


Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a Fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country's economy. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.


Repurchase and Reverse Repurchase Agreements
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The Funds may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Manager or Sub-Advisor.

A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Manager or Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.


Securities Lending
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All Funds may lend their portfolio securities. None of the Funds will lend its portfolio securities if as a result the aggregate of such loans made by the Fund would exceed the limits established by the 1940 Act. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or other liquid assets equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund and is maintained each business day. While such securities are on loan, the borrower pays the Fund any income accruing thereon. The Fund may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities that occurs during the term of the loan belongs to the Fund and its shareholders. A Fund pays reasonable administrative, custodial and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund does not normally retain voting rights attendant to securities it has lent, but it may call a loan of securities in anticipation of an important vote.

When-Issued and Delayed Delivery Securities
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Each of the Funds may from time to time purchase securities on a when-issued basis and may purchase or sell securities on a delayed delivery basis. The price of such a transaction is fixed at the time of the commitment, but delivery and payment take place on a later settlement date, which may be a month or more after the date of the commitment. No interest accrues to the purchaser during this period. The securities are subject to market fluctuations that involve the risk for the purchaser that yields available in the market at the time of delivery are higher than those obtained in the transaction. Each Fund only purchases securities on a when-issued or delayed delivery basis with the intention of acquiring the securities. However, a Fund may sell the securities before the settlement date, if such action is deemed advisable. At the time a Fund commits to purchase securities on a when-issued or delayed delivery basis, it records the transaction and reflects the value of the securities in determining its net asset value. Each Fund also establishes a segregated account with its custodian bank in which it maintains cash or other liquid assets equal in value to the Fund's commitments for when-issued or delayed delivery securities. The availability of liquid assets for this purpose and the effect of asset segregation on a Fund's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly limit the extent to which the Fund may engage in forward commitment agreements. Except as may be imposed by these factors, there is no limit on the percent of a Fund's total assets that may be committed to transactions in such agreements.

Industry Concentrations
-----------------------
Each of the Funds, except the Real Estate and Utilities Funds, may not concentrate (invest more than 25% of its assets) its investments in any particular industry. The LargeCap Stock Index Fund may concentrate its investments in a particular industry only to the extent that the S&P 500 Index is so concentrated. For purposes of applying the Partners LargeCap Growth's industry concentration restriction, the Fund uses the industry groups used in the Data Monitoring System of William O'Neill & Co., Incorporated. The European Equity and Pacific Basin Funds use the industry level of categorization of Morgan Stanley Capital International - Global Industry Classification Standard. The other Funds use industry classifications based on the "Directory of Companies Filing Annual Reports with the Securities and Exchange Commission."

Money Market Instruments/Temporary Defensive Position
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The Cash Management Fund invests all of its available assets in money market instruments maturing in 397 days or less. In addition, each Fund may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity or in adverse market conditions. For this purpose, money market instruments include:

The types of money market instruments that the Funds may purchase are described below:


.. U.S. Government Securities - Securities issued or guaranteed by the U.S.
  Government, including treasury bills, notes and bonds.

.. U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.
  . U.S. agency obligations include, but are not limited to, the Bank for
    Cooperatives, Federal Home Loan Banks and Federal Intermediate Credit Banks. . U.S. instrumentality obligations include, but are not limited to, the
    Export-Import Bank, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.

  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

.. Bank Obligations - Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of the Manager or Sub-Advisor, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan Insurance Corporation. The Fund may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

  Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. A Fund only buys short-term instruments where the risks of adverse governmental action are believed by the Manager or Sub-Advisor to be minimal. A Fund considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund.

  A Fund may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.


  A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.


.. Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.


.. Short-term Corporate Debt - Corporate notes, bonds and debentures that at the time of purchase have 397 days or less remaining to maturity.


.. Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.


.. Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.


The ratings of nationally recognized statistical rating organization (NRSRO), such as Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Manager or Sub-Advisor further evaluates these securities.


Municipal Obligations
---------------------
The Tax-Exempt Bond Fund can invest in "Municipal Obligations." Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities. The interest on Municipal Obligations is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are: Municipal Bonds, that generally have a maturity at the time of issue of one year or more; Municipal Notes, that generally have a maturity at the time of issue of six months to three years; and Municipal Commercial Paper, that generally has a maturity at the time of issue of 30 to 270 days.

The term "Municipal Obligations" includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and electric utilities. Other public purposes for which Municipal Obligations are issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.


Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. They are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal alternative minimum tax.


.. Municipal Bonds. Municipal Bonds may be either "general obligation" or
  "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund may also invest in "moral obligation" bonds that are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.


.. Municipal Notes. Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated revenues. Other notes include
  "Construction Loan Notes" issued to provide construction financing for specific projects, and "Bank Notes" issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes ("Project Notes") are issued by local agencies under a program administered by the U.S. Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.

  . Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

  . Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

  . Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

  . Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

  . Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

  . Municipal Commercial Paper. Municipal Commercial Paper refers to short-term obligations of municipalities that may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing. Generally they are repaid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

  . Variable and Floating Rate Obligations. Certain Municipal Obligations, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand features permitting the Fund to redeem at par.


    A Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. The Manager or Sub-Advisor monitors on an ongoing basis the pricing, quality and liquidity of such instruments and similarly monitors the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Funds treat the maturity of each variable rate demand obligation as the longer of
    a) the notice period required before the Fund is entitled to payment of the principal amount through demand, or b) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.


    The Funds may purchase participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal Obligation. A Fund has the right to demand payment on seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Funds.

  . Other Municipal Obligations. Other kinds of Municipal Obligations are occasionally available in the marketplace, and a Fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned above.

  . Risks of Municipal Obligations. The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. Each Fund's ability to achieve its investment objective also depends on the continuing ability of the issuers of the Municipal Obligations in which it invests to meet their obligation for the payment of interest and principal when due.


    Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act. They are also subject to federal or state laws, if any, which extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.


    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals will be introduced in the future. If such a proposal was enacted, the ability of the Funds to pay "exempt interest" dividends may be adversely affected. Each Fund would reevaluate its investment objective and policies and consider changes in its structure.

Taxable Investments of the Tax-Exempt Bond Fund
-----------------------------------------------
The Tax-Exempt Bond Fund may invest up to 20% of its assets in taxable short-term investments consisting of: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; domestic bank certificates of deposit and bankers' acceptances; short-term corporate debt securities such as commercial paper; and repurchase agreements ("Taxable Investments"). These investments must have a stated maturity of one year or less at the time of purchase and must meet the following standards: banks must have assets of at least $1 billion; commercial paper must be rated at least "A" by S&P or "Prime" by Moody's or, if not rated, must be issued by companies having an outstanding debt issue rated at least "A" by S&P or Moody's; corporate bonds and debentures must be rated at least "A" by S&P or Moody's. Interest earned from Taxable Investments is taxable to investors. When, in the opinion of the Fund's Manager, it is advisable to maintain a temporary "defensive" posture, the Fund may invest more than 20% of its total assets in Taxable Investments. At other times, Taxable Investments, Municipal Obligations that do not meet the quality standards required for the 80% portion of the portfolio and Municipal Obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax will not exceed 20% of the Fund's total assets.

PORTFOLIO TURNOVER
Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio's purchases of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year. The portfolio turnover rate for each Fund (except the Cash Management Fund) is shown in the Financial Highlights section of the prospectus.

It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.


Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio's holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.


Higher portfolio turnover rates generally increase transaction costs that are expenses of the portfolio. Active trading may generate short-term gains (losses) for taxable shareholders.


MANAGEMENT


BOARD OF DIRECTORS
Under Maryland law, a Board of Directors oversees each of the Funds. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Funds. Other than serving as Directors, most of the Board members have no affiliation with the Funds or service providers.

MANAGEMENT INFORMATION
The name, date of birth and address of the officers and Directors are shown below. Each person also has the same position with Principal Investors Fund, Inc. and Principal Variable Contracts Fund, Inc. that are also sponsored by Principal Life Insurance Company ("Principal Life"). Unless an address is shown, the mailing address for the Directors and Officers is the Principal Financial Group, Des Moines, Iowa 50392.

The following directors are considered not to be "interested persons" as defined
--------------------------------------------------------------------------------
in the 1940 Act.
----------------

James D. Davis                Attorney. Vice President, Deere and Company,
Director since 1974           Retired.
4940 Center Court,
Bettendorf, Iowa
03/22/34


Pamela A. Ferguson      Professor of Mathematics, Grinnell College since 1998.
Director since 1993     Prior thereto, President, Grinnell College.
Member Audit and
Nominating Committee
4112 River Oaks Drive,
Des Moines, Iowa
05/05/43


Richard W. Gilbert          President, Gilbert Communications, Inc. since 1993.
Director since 1985         Prior thereto, President and Publisher, Pioneer
Member Audit and            Press.
Nominating Committee
5040 Arbor Lane, #302,
Northfield, Illinois.
05/08/40


William C. Kimball        Chairman and CEO, Medicap Pharmacies, Inc. since
Director since 1999       1998. Prior thereto, President and CEO.
4700 Westown Parkway,
Suite. 300
West Des Moines, Iowa
11/28/47


Barbara A. Lukavsky     President and CEO, Barbican Enterprises, Inc. since
Director since 1987     1997. President and CEO, Lu San ELITE USA, L.C.
Member Audit and        1985-1998.
Nominating Committee
Member Executive
Committee
13731 Bay Hill Court,
Clive, Iowa
09/10/40



The following directors are considered to be "interested persons" as defined in
-------------------------------------------------------------------------------
the 1940 Act because of current or former affiliation with the Manager or
-------------------------------------------------------------------------
Principal Life.
---------------

John E. Aschenbrenner   Executive Vice President, Principal Life Insurance
Director since 1998     Company since 2000; Senior Vice President, 1996-2000;
08/16/49                Vice President - Individual Markets 1990-1996.
                        Director, Principal Management Corporation and Princor
                        Financial Services Corporation ("Princor").


 Ralph C. Eucher         Vice President, Principal Life Insurance Company since
Director and President   1999. Director and President, Princor and Principal
since 1999               Management Corporation since 1999. Prior thereto,
Member Executive         Second Vice President, Principal Life Insurance
Committee                Company.
06/14/52


Larry D. Zimpleman          Executive Vice President, Principal Life since
Director and Chairman of    2001. Senior Vice President,1999-2001. Vice
the Board since 2001        President,1998-1999. Prior thereto, Vice
Member Executive Committee  President-Pension.
09/07/51



The Audit and Nominating Committee considers management's recommendation of independent auditors for each Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Funds. In addition, the committee selects and nominate all candidates who are not "interest persons" of the Funds for election to the Board.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.


Officers (other than Directors)
-------------------------------

Craig L. Bassett        Second Vice President and Treasurer, Principal Life
Treasurer               Insurance Company since 1998. Director - Treasury
03/12/52                1996-1998. Prior thereto, Associate Treasurer.


Michael J. Beer         Executive Vice President. Executive Vice President and
Executive Vice          Chief Operating Officer, Princor Financial Services
President               Corporation and Principal Management Corporation since
01/09/61                1999. Vice President and Chief Operating Officer,
                        1998-1999. Prior thereto, Vice President and Financial
                        Officer


 Arthur S. Filean       Senior Vice President, Princor and Principal Management
Vice President and      Corporation, since 2000. Vice President, Princor,
Secretary               1990-2000. Vice President, Principal Management
11/04/38                Corporation, 1996-2000.


 Ernest H. Gillum         Vice President - Product Development, Princor and
Vice President and        Principal Management Corporation, since 2000. Vice
Assistant Secretary       President - Compliance and Product Development,
06/01/55                  Princor and Principal Management Corporation,
                          1998-2000. Prior thereto, Assistant Vice President,
                          Registered Products, 1995-1998.


Jane E. Karli           Assistant Treasurer, Principal Life Insurance Company
Assistant Treasurer     since 1998. Prior thereto Senior Accounting and Custody
04/01/57                Administrator.


Sarah J. Pitts           Counsel, Principal Life Insurance Company since 1997.
Assistant Counsel        Counsel, Principal Capital Income Investors, LLC.
12/31/45


Layne A. Rasmussen      Controller - Mutual Funds, Principal Management
Controller              Corporation since 1995.
10/30/58


Michael D. Roughton       Vice President and Senior Securities Counsel,
Counsel                   Principal Life Insurance Company, since 1999. Counsel
07/10/51                  1994-1999. Counsel, Invista Capital Management, LLC,
                          Princor and Principal Management Corporation.


Jean B. Schustek                Assistant Vice President - Registered Products,
Assistant Vice President,       Principal Management Corporation and Princor
Assistant Secretary             Financial Services Corporation since 2000.
02/17/52                        Prior thereto, Compliance Officer - Registered
                                Products.


Kirk L. Tibbetts              Senior Vice President and Chief Financial
Senior Vice President, Chief  Officer, Princor since 2000. Second Vice
Financial Officer             President, Principal Life Insurance Company since
05/31/55                      2000. Prior thereto, Partner with KPMG LLP.

The Directors also serve as Directors for each of the 28 investment companies sponsored by Principal Life Insurance Company. Each Director who is also not an "interested person" as defined in the 1940 Act received compensation for service as a member of the Board of all such companies based on a schedule that takes into account an annual retainer amount, the number of meetings attended and the assets of the Fund for which the meetings are held. These fees and expenses are divided among the investment companies based on their relative net assets. During the period ending October 31, 2001, each director who is not an "interested person" received $51,400 from the fund complex. In addition, Directors Ferguson, Kimball and Lukavsky also received $3,450 each for service on the Audit and Nominating Committee.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of February 5, 2002, the Officers and Directors of the Funds as a group owned less than 1% of the outstanding shares of any Class of any of the Funds.


The following tables set forth the aggregate dollar range of mututal funds within the fund complex which are beneficially owned by the Directors. As of December 31, 2001, none of the Directors own any shares of the Principal Investors Fund, Inc. or shares of the Principal Variable Contracts Fund, Inc. (all of which are owned by the Principal Life Insurance Company).

                                     DIRECTORS NOT CONSIDERED TO BE "INTERESTED PERSONS"
                                --------------------------------------------------------------
                                 JAMES D.    PAMELA A.   RICHARD W.   WILLIAM C.    BARBARA A.
 PRINCIPAL MUTUAL FUND            DAVIS      FERGUSON      GILBERT      KIMBALL      LUKAVSKY
 ---------------------            -----      --------      -------      -------      --------
Balanced                            B            C            B            A             C
Blue Chip                           D            C            B            A             E
Bond                                B            C            C            A             E
Capital Value                       C            C            C            A             B
Cash Management                     C            B            C            A             D
European Equity                     A            B            A            B             A
Government Securities Income        B            C            B            A             A
Growth                              C            C            D            A             A
High Yield                          B            C            B            A             B
International                       B            C            C            A             E
International Emerging Markets      B            C            A            B             A
International SmallCap              C            C            A            B             A
LargeCap Stock Index                A            C            A            A             A
Limited Term Bond                   A            C            A            A             E
MidCap                              C            C            D            B             E
Pacific Basin                       A            C            A            B             A
Partners Equity Growth              A            C            A            B             B
Partners LargeCap Blend             A            A            A            A             A
Partners LargeCap Growth            A            B            A            A             A
Partners LargeCap Value             A            A            A            A             A
Partners MidCap Growth              A            C            A            A             A
Partners SmallCap Growth            A            A            A            A             A
Real Estate                         A            C            A            A             A
SmallCap                            A            C            A            B             D
Tax-Exempt Bond                     B            C            C            A             C
Utilities                           D            C            B            A             E
  TOTAL FUND COMPLEX                E            E            E            C             E

                                 DIRECTORS CONSIDERED TO BE "INTERESTED PERSONS"
                        -----------------------------------------------------------------
                               JOHN E.              RALPH C.               LARRY D.
 PRINCIPAL MUTUAL FUND      ASCHENBRENNER            EUCHER               ZIMPLEMAN*
 ---------------------      -------------            ------               ----------
Balanced                          B                     A                     A
Blue Chip                         C                     A                     A
Bond                              A                     A                     A
Capital Value                     C                     A                     A
Cash Management                   B                     B                     A
European Equity                   B                     A                     A
Government Securities
Income                            A                     C                     A
Growth                            C                     C                     A
High Yield                        B                     A                     A
International                     C                     B                     A
International Emerging
Markets                           A                     A                     A
International SmallCap            C                     A                     A
LargeCap Stock Index              A                     A                     A
Limited Term Bond                 B                     A                     A
MidCap                            C                     C                     A
Pacific Basin                     B                     A                     A
Partners Equity Growth            C                     C                     A
Partners LargeCap
Blend                             A                     D                     A
Partners LargeCap
Growth                            B                     A                     A
Partners LargeCap
Value                             A                     C                     A
Partners MidCap Growth            B                     A                     A
Partners SmallCap
Growth                            A                     A                     A
Real Estate                       C                     A                     A
SmallCap                          A                     A                     A
Tax-Exempt Bond                   A                     A                     A
Utilities                         B                     A                     A
  TOTAL FUND COMPLEX              E                     E                     A
                                                                    * elected to the Board
                                                                              on
                                                                      December 11, 2001
A  None
B  $1 - $10,000
C  $10,001 - $50,000
D  $50,001 - $100,000
E  over $100,000

As of February 5, 2002, Principal Life Insurance Company, a life insurance company organized in 1879 under the laws of Iowa, its subsidiaries and affiliates owned of record a percentage of the outstanding voting shares of each Fund.

                                           % OF OUTSTANDING
         FUND                                SHARES OWNED
         ----                              ----------------
         Balanced                                0.06%
         Blue Chip                               0.08
         Bond                                    0.10
         Capital Value                          31.71
         Cash Management                         7.17
         European Equity                        61.85
         Government Securities Income            0.21
         Growth                                  0.05
         High Yield                              6.27
         International Emerging Markets         29.50
         International                          25.63
         International SmallCap                  6.52
         LargeCap Stock Index                    3.94
         Limited Term Bond                       6.59
         MidCap                                  0.04
         Pacific Basin                          65.19
         Partners Equity Growth                  2.31
         Partners LargeCap Blend                30.78
         Partners LargeCap Growth               14.70
         Partners LargeCap Value                29.22
         Partners MidCap Growth                  9.34
         Partners SmallCap Growth               42.28
         Real Estate                            39.99
         SmallCap                                0.12
         Tax-Exempt Bond                         0.07
         Utilities                               0.07


As of February 5, 2002, the following shareholders owned 5% or more of the outstanding shares of any Class of the Funds:

                                                                  PERCENTAGE
 NAME                             ADDRESS                        OF OWNERSHIP
 ----                             -------                        ------------
 PRINCIPAL CASH MANAGEMENT
 FUND, INC.
 CLASS A
 Delaware Charter Guarantee &
 Trust Co.                        P.O. Box 8738
 Attn: John Lee                   Wilmington, DE 19899-8738           7.4%
 PRINCIPAL TAX-EXEMPT BOND
 FUND, INC.
 CLASS B
 Allan S. Noddle                  The Grand Oudezijds
                                  Voorburgawal 197
                                  Amsterdam Netherlands 1012
                                  EX
                                  Netherlands                         9.4


INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT ADVISORS
The Manager of each of the Funds is Principal Management Corporation, a wholly-owned subsidiary of Princor Financial Services Corporation ("Princor") which is a wholly-owned subsidiary of Principal Financial Services, Inc. The Manager is an affiliate of Principal Life Insurance Company. The address of both Princor and the Manager is the Principal Financial Group, Des Moines, Iowa 50392-0200. The Manager was organized on January 10, 1969 and since that time has managed various mutual funds sponsored by Principal Life.

The Manager has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Fund. For these services, each Sub-Advisor is paid a fee by the Manager.

Funds:   Partners LargeCap Value Fund
Sub-Advisor: Alliance Capital Management L.P. ("Alliance") through its Bernstein
         Investment Research and Management unit ("Bernstein"). As of December 31, 2001, Alliance managed $455 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

Funds:   Partners SmallCap Growth Fund
Sub-Advisor: Berger Financial Group LLC ("Berger"), is a Nevada Limited
         Liability Company, and has been in the investment advisory business since 1975. It serves as investment advisor or sub-advisor to mutual funds and institutional investors and has assets under management of approximately $8.7 billion as of December 31, 2001. Berger is a subsidiary of Stilwell Management Inc., which owns approximately 86% of Berger, and is an indirect subsidiary of Stilwell Financial Inc.

Funds:   Partners LargeCap Growth Fund
Sub-Advisor: Duncan-Hurst was founded in 1990. Its address is 4365 Executive
         Drive, Suite 1520, San Diego, CA 92121. As of December 31, 2001, Duncan-Hurst managed assets of approximately $3.3 billion for institutional and individual investors.

Funds:   Partners LargeCap Blend Fund
Sub-Advisor: Federated Investment Management Company ("Federated") is a registered investment adviser and a wholly-owned subsidiary of Federated Investors, Inc., which was founded in 1955. Federated is located in the Federated Investors Tower at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. As of December 31, 2001, Federated managed $163.6 billion in assets.

Funds: Balanced (equity securities portion), Blue Chip, Capital Value, Growth, International, International
         Emerging Markets, International SmallCap, LargeCap Stock Index, MidCap, SmallCap, and Utilities
         Funds
Sub-Advisor: Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2001 were approximately $23.0 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

Funds:   Partners Equity Growth Fund
Sub-Advisor: Morgan Stanley Asset Management ("Morgan Stanley"), with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. As of December 31, 2001, Morgan Stanley, together with its affiliated institutional asset management companies, managed investments totaling approximately $415.9 billion as named fiduciary or fiduciary adviser. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. and on May 1, 2001 the name was changed to Morgan Stanley Investment Management Inc. The firm continues to do business in certain instances using the name Morgan Stanley Asset Management.

Funds:   European Equity and Pacific Basin Funds
Sub-Advisor: Principal Capital Global Investors Limited, doing business as BT
         Funds Management ("BT Funds Management"), is a member of the Principal Financial Group. Its address is The Chifley Tower, 2 Chifley Square, Sydney 2000 Australia. As of December 31, 2001, BT Funds Management had approximately $17.7 billion under management.

Funds: Balanced (fixed-income portion), Government Securities Income, Limited Term Bond
Sub-Advisor: Principal Capital Income Investors, LLC ("Principal Capital - II"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2001 were approximately $39.2 billion. Principal Capital - II's address is 801 Grand Ave., Des Moines, Iowa 50392.

Funds:   Partners MidCap Growth Fund
Sub-Advisor: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. As of December 31, 2001, Turner had discretionary management authority with respect to approximately $9.2 billion in assets.

Each of the persons affiliated with the Funds who is also an affiliated person of the Manager or Invista is named below, together with the capacities in which such person is affiliated:

 NAME                    OFFICE HELD WITH EACH FUND                       OFFICE HELD WITH THE MANAGER/INVISTA
 ----                    --------------------------                       ------------------------------------
 John E. Aschenbrenner   Director                                         Director (Manager)
 Craig L. Bassett        Treasurer                                        Treasurer (Manager)
 Michael J. Beer         Executive Vice President                         Executive Vice President and Chief Operating Officer
                                                                          (Manager)
 Ralph C. Eucher         Director and President                           Director and President (Manager)
 Arthur S. Filean        Vice President and Secretary                     Senior Vice President (Manager)
 Ernest H. Gillum        Vice President and Assistant Secretary           Vice President (Manager)
 Layne A. Rasmussen      Controller                                       Controller - Mutual Funds (Manager)
 Michael D. Roughton     Counsel                                          Counsel (Manager; Invista)
                         Assistant Vice President and Assistant
 Jean B. Schustek        Secretary                                        Assistant Vice President - Registered Products (Manager)
                         Senior Vice President & Chief Financial
 Kirk L. Tibbetts        Officer                                          Senior Vice President & Chief Financial Officer (Manager)
 Larry D. Zimpleman      Director and Chairman of the Board               Director and Chairman of the Board (Manager)

CODES OF ETHICS
The Funds, the Manager, each of the Sub-Advisors and Princor (as principal underwriter of the Funds) have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act. These Codes are designed to prevent persons with access to information regarding the portfolio trading activity of a Fund from using that information for their personal benefit. In certain circumstances, personal securities trading is permitted in accordance with procedures established by the Codes. The Boards of Directors of the Manager, the Funds, Princor and each of the Sub-Advisors periodically review their respective Codes. The Codes are on file with, and available from, the SEC.

MANAGEMENT SERVICES
Management Agreement
--------------------
For providing the investment advisory services, and specified other services, the Manager, under the terms of the Management Agreement for each Fund, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates:

                                              NET ASSET VALUE OF FUND
                        -------------------------------------------------------------------
                            FIRST          NEXT          NEXT          NEXT
 FUND                    $250 MILLION  $250 MILLION  $250 MILLION  $250 MILLION   THEREAFTER
 ----                   -------------  ------------  ------------  ------------   ----------
 Blue Chip, Capital
 Value and Growth           0.60%         0.55%         0.50%         0.45%         0.40%
 Partners Equity
 Growth, Partners
 LargeCap Blend and
 Partners LargeCap
 Value                      0.75          0.70          0.65          0.60          0.55
 International              0.85          0.80          0.75          0.70          0.65
 Partners SmallCap
 Growth                     0.90          0.85          0.80          0.75          0.70


                            FIRST          NEXT          NEXT          NEXT
 FUND                    $100 MILLION  $100 MILLION  $100 MILLION  $100 MILLION    THEREAFTER
 ----                   -------------  ------------  ------------  ------------   ------------
 Balanced, High Yield,
 and Utilities              0.60%         0.55%         0.50%         0.45%          0.40%%
 International
 Emerging Markets           1.25          1.20          1.15          1.10           1.05
 International
 SmallCap                   1.20          1.15          1.10          1.05           1.00
 MidCap                     0.65          0.60          0.55          0.50           0.45
 Real Estate                0.90          0.85          0.80          0.75           0.70
 SmallCap                   0.85          0.80          0.75          0.70           0.65
 All Other Funds            0.50          0.45          0.40          0.35           0.30

 FUND                   OVERALL FEE
 ----                   -----------
 LargeCap Stock Index      0.35%
 Partners LargeCap
 Growth                    0.90
 Partners MidCap
 Growth                    0.90

                            FIRST          NEXT          NEXT          NEXT
 FUND                    $250 MILLION  $250 MILLION  $250 MILLION  $250 MILLION   THEREAFTER
 ----                   -------------  ------------  ------------  ------------   ----------
 European Equity            0.90%         0.85%         0.80%         0.75%         0.70%
 Pacific Basin              1.10          1.05          1.00          0.95          0.90


There is no assurance that the net assets of any Fund will reach sufficient amounts to be able to take advantage of the rate decreases. The net assets of each Fund and the rate of the fee for each Fund for investment management services as provided in the Management Agreement were as follows:

                                                          MANAGEMENT FEE
                                  NET ASSETS AS OF   FOR FISCAL PERIODS ENDED
 FUND                             OCTOBER 31, 2001       OCTOBER 31, 2001
 ----                             ----------------       ----------------
 Balanced                           $115,994,829               0.59%
 Blue Chip                           188,945,707               0.60
 Bond                                188,896,558               0.48
 Capital Value                       442,810,343               0.57
 Cash Management                     437,702,748               0.42
 European Equity                       4,880,358               0.90*
 Government Securities Income        298,725,195               0.45
 Growth                              386,025,552               0.57
 High Yield                           27,501,180               0.60
 International Emerging Markets       21,783,226               1.25*
 International                       275,139,449               0.84
 International SmallCap               41,066,831               1.20
 LargeCap Stock Index                 39,275,991               0.35*
 Limited Term Bond                    52,170,021               0.50
 MidCap                              416,779,434               0.56
 Pacific Basin                         4,064,721               1.10*
 Partners Equity Growth               62,915,484               0.75
 Partners LargeCap Blend              11,435,856               0.75*
 Partners LargeCap Growth             11,134,226               0.90*
 Partners LargeCap Value              12,222,334               0.75*
 Partners MidCap Growth               17,952,730               0.90*
 Partners SmallCap Growth              5,997,081               0.90*
 Real Estate                          25,540,267               0.90
 SmallCap                             87,821,066               0.85
 Tax-Exempt Bond                     180,008,822               0.47
 Utilities                            96,130,136               0.59
 *  Before Waiver

The Manager has agreed to waive a portion of its fee for the following Funds and continue the waiver and, if necessary, pay expenses normally payable by each of the listed Funds through the period ending February 28, 2003. The waiver will maintain a total level of operating expenses (expressed as a percentage of average net assets attributable to a Class on an annualized basis) not to exceed the following percentages:

 FUND                                                  CLASS A      CLASS B
 ----                                                  -------      -------
 European Equity                                        2.95%        3.70%
 International Emerging Markets                         2.50         3.25
 LargeCap Stock Index                                   0.90         1.25
 Pacific Basin                                          2.95         3.70
 Partners LargeCap Blend                                1.95         2.70
 Partners LargeCap Growth                               1.95         2.70
 Partners LargeCap Value                                1.95         2.70
 Partners MidCap Growth                                 1.95         2.70
 Partners SmallCap Growth                               1.95         2.70



The Manager pays for office space, facilities and simple business equipment and the costs of keeping the books of the Fund. The Manager also compensates all personnel who are officers and directors, if such officers and directors are also affiliated with the Manager.


Each Fund pays all its other corporate expenses incurred in the operation of the Fund and the continuous public offering of its shares, but not selling expenses. Among other expenses, the Fund pays its taxes (if any), brokerage commissions on portfolio transactions, interest, the cost of stock issue and transfer and dividend disbursement, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated directors, and costs of shareholder meetings. The Manager pays most of these expenses in the first instance, and is reimbursed for them by the Fund as provided in the Management Agreement. The Manager also is responsible for the performance of certain of the functions described above, such as transfer and dividend disbursement and administration of shareholder accounts, the cost of which the Manager is reimbursed by the Fund.


Fees paid for investment management services during the periods indicated were as follows:

                           MANAGEMENT FEES FOR PERIODS ENDED OCTOBER 31,
                           ------------------
 FUND                          2001              2000               1999
 ----                          ----              ----               ----
 Balanced                   $  749,308        $  855,652         $  914,378
 Blue Chip                   1,379,123         1,643,618/(1)/     1,142,839
 Bond                          842,753           835,909            909,902
 Capital Value               2,856,379         2,983,060          2,570,792
 Cash Management             1,777,522         1,665,123          1,526,404
 European Equity               49,845/(1)/       25,312/(1)(2)/
 Government Securities
 Income                      1,244,458         1,198,832          1,283,959
 Growth                      2,881,203         3,650,139          2,283,089
 High Yield                    180,320           213,800            259,764
 International Emerging
 Markets                      327,219/(1)/      415,666/(1)/        216,500
 International               2,885,632         3,582,992          2,673,903
 International SmallCap        599,154           774,570            358,891
 LargeCap Stock Index         130,043/(1)/       35,262/(1)(3)/
 Limited Term Bond            204,517/(1)/      161,804/(1)/       160,694/(1)/
 MidCap                      2,573,181         2,570,995          2,461,880
 Pacific Basin                 53,698/(1)/       30,215/(1)(2)/
 Partners Equity Growth        527,863          393,898/(1)/
 Partners LargeCap Blend       48,488/(1)(4)/
 Partners LargeCap Growth     106,461/(1)/       50,431/(1)(3)/
 Partners LargeCap Value       50,583/(1)(4)/
 Partners MidCap Growth       174,986/(1)/       65,684/(1)(3)/
 Partners SmallCap Growth      43,266/(1)(4)/
 Real Estate                   208,241          136,629/(1)/        114,693
 SmallCap                      837,823          844,608/(1)/        412,361
 Tax-Exempt Bond               824,649           866,854            972,660
 Utilities                     723,616           731,817            685,175

 (1) Before waiver.
 (2) Period from April 26, 2000 (date operations commenced) through October 31, 2000.
 (3) Period from February 24, 2000 (date operations commenced) through October 31, 2000.
 (4) Period from December 22, 2000 (date shares first offered) through October 31, 2001.

For the periods ended October 31, the Manager waived a portion of its fee from the following Funds:

 FUND                                2001          2000           1999
 ----                                              ----           ----
 Blue Chip                                       $354,721
 European Equity                    38,815         25,416
 International Emerging Markets     57,001         32,052
 LargeCap Stock Index              183,449        102,566
 Limited Term Bond                                 89,274       $66,728
 Pacific Basin                      48,509         29,047
 Partners Equity Growth                           195,854
 Partners LargeCap Blend            21,327
 Partners LargeCap Growth           98,846         44,330
 Partners LargeCap Value             9,235
 Partners MidCap Growth            148,933         54,171
 Partners SmallCap Growth           49,640
 Real Estate                                       39,036
 SmallCap                                          24,978


Costs reimbursed to the Manager during the periods indicated for providing other services pursuant to the Management Agreement were as follows:

                                REIMBURSEMENT BY FUND OF CERTAIN COSTS FOR
                                        PERIODS ENDED OCTOBER 31,
                                ----------------
 FUND                              2001            2000              1999
 ----                              ----            ----              ----
 Balanced                       $  600,688      $  648,257        $  664,179
 Blue Chip                       1,446,495       1,375,116         1,336,983
 Bond                              492,092         506,782           534,104
 Capital Value                   1,188,701       1,258,197         1,415,788
 Cash Management                   984,261         876,798           788,303
 European Equity                    40,027         33,232/(1)/
 Government Securities Income      533,658         477,902           544,396
 Growth                          2,343,489       2,097,788         1,613,707
 High Yield                        135,338         173,407           170,349
 International Emerging
 Markets                           206,759         214,860           148,065
 International                   1,194,185       1,100,481         1,111,335
 International SmallCap            457,773         426,364           168,397
 LargeCap Stock Index              276,355         86,519/(2)/
 Limited Term Bond                 112,073         129,485           123,038
 MidCap                          1,660,621       1,590,918         1,733,436
 Pacific Basin                      45,726         26,455/(1)/
 Partners Equity Growth            532,685         445,480
 Partners LargeCap Blend           59,330/(3)/
 Partners LargeCap Growth          129,098         62,073/(2)/
 Partners LargeCap Value           54,646/(3)/
 Partners MidCap Growth            210,425         83,149/(2)/
 Partners SmallCap Growth          56,185/(3)/
 Real Estate                       142,057         100,762            93,688
 SmallCap                          710,925         570,085           348,721
 Tax-Exempt Bond                   120,162         169,961           165,845
 Utilities                         525,931         431,218           390,699

 (1) Period from April 26, 2000 (date operations commenced) through October 31, 2000.
 (2) Period from February 24, 2000 (date operations commenced) through October 31, 2000.
 (3) Period from December 22, 2000 (date shares first offered) through October 31, 2001.

The Manager has agreed to waive a portion of its fee for the following Funds and continue the waiver and, if necessary, pay expenses normally payable by each of the listed Funds through the period ending February 28, 2003. The waiver will maintain a total level of operating expenses (expressed as a percentage of average net assets attributable to a Class on an annualized basis) not to exceed the following percentages:

 FUND                                                  CLASS A      CLASS B
 ----                                                  -------      -------
 European Equity                                        2.95%        3.70%
 International Emerging Markets                         2.50         3.25
 LargeCap Stock Index                                   0.90         1.25
 Pacific Basin                                          2.95         3.70
 Partners LargeCap Blend                                1.95         2.70
 Partners LargeCap Growth                               1.95         2.70
 Partners LargeCap Value                                1.95         2.70
 Partners MidCap Growth                                 1.95         2.70
 Partners SmallCap Growth                               1.95         2.70



Sub-Advisory Agreement
----------------------
For providing the investment advisory services, and specified other services, the Sub-Advisor, under the terms of the Sub-Advisory Agreement for the Fund, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates:

                                              NET ASSET VALUE OF FUND
                        -------------------------------------------------------------------
                            FIRST          NEXT          NEXT          NEXT
 FUND                    $250 MILLION  $250 MILLION  $250 MILLION  $250 MILLION   THEREAFTER
 ----                   -------------  ------------  ------------  ------------   ----------
 European Equity            0.50%         0.475%        0.45%         0.425%        0.40%
 Pacific Basin              0.60          0.575         0.55          0.525         0.50


                            FIRST          NEXT          OVER
 FUND                    $200 MILLION  $100 MILLION  $300 MILLION
 ----                   -------------  ------------  ------------
 Partners Equity
 Growth                     0.30%         0.25%         0.20%


                           FIRST          NEXT          NEXT          OVER
 FUND                    $75 MILLION  $200 MILLION  $250 MILLION  $525 MILLION
 ----                   ------------  ------------  ------------  ------------      -
 Partners LargeCap
 Blend                     0.35%         0.25%         0.20%         0.15%


                            FIRST          NEXT
 FUND                    $100 MILLION  $100 MILLION  THEREAFTER
 ----                   -------------  ------------  ----------
 Partners SmallCap
 Blend                      0.50%         0.45%        0.40%

                                      OVERALL FEE
                                      -----------
 Balanced (equity
 securities portion)                    0.0860%
 Balanced
 (fixed-income
 portion)                               0.0860
 Blue Chip                              0.0700
 Capital Value                          0.1000
 Government Securities
 Income                                 0.1000
 Growth                                 0.0700
 International                          0.1100
 International
 Emerging Markets                       0.5000
 International
 SmallCap                               0.5000
 LargeCap Stock Index                   0.0150
 Limited Term Bond                      0.1000
 MidCap                                 0.1000
 Partners LargeCap Growth and
 Partners MidCap Growth                 0.5000
 SmallCap                               0.2500
 Utilities                              0.0700

                                                            NET ASSET VALUE OF FUND
                          -------------------------------------------------------------------------------------------
                             FIRST         NEXT         NEXT         NEXT         NEXT         NEXT           NEXT
 FUND                      $10 MILLION  $15 MILLION  $25 MILLION  $50 MILLION  $50 MILLION  $50 MILLION   $200 MILLION
 ----                     ------------  -----------  -----------  -----------  -----------  -----------   ------------
 Partners LargeCap Value     0.60%         0.50%        0.40%        0.30%        0.25%       0.225%         0.20%



Fees paid to each Sub-Advisor for the periods indicated were as follows:

                              SUB-ADVISOR FEES FOR PERIODS ENDED OCTOBER 31,
                              ----------------------------------------------
 FUND                              2001             2000             1999
 ----                              ----             ----             ----
 Balanced                        $115,460         $220,901         $204,404
 Blue Chip                        168,487          231,184          200,617
 Capital Value                    356,672          425,846          500,117
 European Equity                   27,707           13,875
 Government Securities            163,270          157,874          149,067
 Growth                           367,790          520,202          434,465
 International Emerging
 Markets                          162,939          179,839           85,537
 International                    381,504          445,381          367,393
 International SmallCap           297,863          317,681          137,692
 LargeCap Stock Index              11,564            5,261
 Limited Term Bond                 53,462           97,132           89,252
 MidCap                           426,923          343,095          327,236
 Pacific Basin                     29,289           16,248
 Partners Equity Growth           211,106          157,521
 Partners LargeCap Blend           22,737
 Partners LargeCap Growth          56,714           28,153
 Parners LargeCap Value            34,995
 Partners MidCap Growth            96,832           47,515
 Partners SmallCap Growth          24,120
 SmallCap                         260,124          382,997          172,178
 Utilities                         96,019          135,951          119,321


As principal underwriter, Princor received underwriting fees from the sale of shares for the periods indicated as follows:

                            UNDERWRITING FEES FOR PERIODS ENDED OCTOBER 31,
                             ------------------------------------------------
 FUND                            2001             2000               1999
 ----                            ----             ----               ----
 Balanced                     $  280,795       $  430,503         $  689,518
 Blue Chip                       675,974        1,243,607          1,419,225
 Bond                            444,544          431,471            800,916
 Capital Value                   619,689          964,418          1,647,688
 Cash Management                  89,121           87,483             76,773
 European Equity                  18,246          18,180/(1)/
 Government Securities
 Income                          832,936          515,941            940,825
 Growth                        1,377,495        2,040,857          2,515,833
 High Yield                      101,116          110,573            200,747
 International Emerging
 Markets                          87,723          176,146            111,950
 International                   658,225          868,650          1,032,623
 International SmallCap          316,916          393,372            156,120
 LargeCap Stock Index             52,091          32,699/(2)/
 Limited Term Bond                82,265           52,675             89,515
 MidCap                        1,063,903        1,320,865          1,677,041
 Pacific Basin                    15,898          14,114/(1)/
 Partners Equity Growth          449,470          682,689
 Partners LargeCap Blend        118,647/(3)/
 Partners LargeCap Growth        121,965         100,612/(2)/
 Partners LargeCap Value        103,380/(3)/
 Partners MidCap Growth          232,843         173,754/(2)/
 Partners SmallCap Growth        69,204/(3)/
 Real Estate                      74,681           53,623             50,841
 SmallCap                        427,608          600,880            453,831
 Tax-Exempt Bond                 259,089          268,376            576,841
 Utilities                       367,170          359,990            513,501

 (1) Period from April 26, 2000 (date operations commenced) through October 31, 2000.
 (2) Period from February 24, 2000 (date operations commenced) through October 31, 2000.
 (3) Period from December 22, 2000 (date shares first offered) through October 31, 2001.

Custodian
---------
The Bank of New York, 100 Church Street, 10th Floor, New York, NY 10286, is the custodian of the portfolio securities and cash assets of the Domestic Growth-Oriented, Income-Oriented and Money Market Funds. The custodian for the International Growth-Oriented Funds is J.P.Morgan & Co., 4 Chase Metro Tech Center, 18th Floor, Brooklyn, NY 11245. The custodians perform no managerial or policymaking functions for the Funds.

Adoption of Agreements
----------------------
Each Fund has entered into certain agreements that provide for continuation in effect from year to year only so long as such continuation is specifically approved at least annually either by the Board of Directors of the Fund or by vote of a majority of the outstanding voting securities of the applicable Fund, provided that in either event such continuation shall be approved by vote of a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Manager, Principal Life Insurance Company or its subsidiaries or the Fund, cast in person at a meeting called for the purpose of voting on such approval. The Agreements may be terminated at any time on 60 days written notice to the Manager or applicable Sub-Advisor either by vote of the Board of Directors of the applicable Fund or by a vote of a majority of the outstanding securities of the Fund and by the Manager, the respective sub-advisor, if any, or Principal Life Insurance Company, as the case may be, on 60 days written notice to the Fund. The Agreements will automatically terminate in the event of their assignment.

Shareholders approved the Management Agreement as follows: European Equity - April 28, 2000; Growth - November 9, 1999; LargeCap Stock Index - February 25, 2000; MidCap - December 10, 1999; Pacific Basin - April 28, 2000; Partners Equity Growth - November 1, 1999; Partners LargeCap Blend - December 22, 2000; Partners LargeCap Growth - February 25, 2000; Partners LargeCap Value - December 22, 2000; Partners MidCap Growth - February 25, 2000 and Partners SmallCap Growth - December 22, 2000. The Management Agreement for the other Funds was last approved by shareholders of the applicable Fund on November 2, 1999.


The Management Agreement, Investment Service Agreement, if any, and Sub-Advisory Agreement, if any, for each Fund were last approved by the Board of Directors for that Fund on September 10, 2001. The objective of the annual review of each of these contracts by the Board of Directors is to determine whether, in light of all pertinent factors, the Directors, and specifically the Directors who are not "interested persons", are satisfied in the aggregate with the services provided by the Manager and each Sub-Advisor or other party, and whether the Directors believe it is in the best interests of the Fund's shareholders to continue receiving such services. The Directors concluded that the fees paid by each Fund to the Manager and each Sub-Advisor or other party, reflected a reasonable relationship to the services rendered and would have been the product of arm's length bargaining. The Directors also concluded that it was in the best interests of each Fund's shareholders to continue to receive such services. The Directors reached this conclusion based upon a review of all pertinent factors including, but not limited to, each Fund's management fees and operating expenses relative to a peer group consisting of unaffiliated mutual funds; a review of all non-investment services such as transfer agency services and shareholder administrative services provided by to the Funds by the Manager at cost, Fund corporate accounting and general administration services provided at cost by the Manager and regulatory services (including initial and all subsequent regulatory filings with federal and state regulators, such as registration statements, proxy filings and state mandated filings), also provided at cost to the Funds by the Manager; review of the investment advisory services provided by the Manager and Sub-Advisor to each Fund; investment performance and the quality of services provided; the financial and managerial strength of the Manager and Sub-Advisor, including their affiliation with substantial financial services companies; the Manager's sub-advisor selection and monitoring process; and the soft dollar arrangements by which brokers provide research to the Manager and Sub-Advisors for some of the Funds in return for brokerage allocation. Based upon their review, the Directors determined that each Fund was paying a competitive fee for the services provided by the Manager and Sub-Advisors and that the Manager and Sub-Advisors were doing an appropriate job of fulfilling their contractual obligations for each Fund.


BROKERAGE ALLOCATION AND OTHER PRACTICES


BROKERAGE ON PURCHASES AND SALES OF SECURITIES
In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of the Fund's Manager or Sub-Advisor is to obtain the best overall terms. In pursuing this objective, the Manager or Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that the Manager or Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when the Manager or Sub-Advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction b) the quality of the execution provided and c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Manager or Sub-Advisor exercises investment discretion. The Manager or Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.)

The Manager or Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. The Manager or Sub-Advisor may also pay additional commission amounts for research services. Such statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and the Manager or Sub-Advisor may use it in servicing some or all of the accounts it manages. Some statistical data and research information obtained may not be useful to the Manager or Sub-Advisor in managing the client account, brokerage for which resulted in the receipt of the statistical data and research information by the Manager or Sub-Advisor. However, in the opinion of the Manager or Sub-Advisor, the value thereof is not determinable and it is not expected that the expenses will be significantly reduced since the receipt of such statistical data and research information is only supplementary to the research efforts of Manager or Sub-Advisor. The Manager or Sub-Advisor allocated portfolio transactions for the Funds indicated in the following table to certain brokers during the most recent fiscal year due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

   FUND                             COMMISSIONS PAID
   ----                             ----------------
   Balanced                             $ 24,063
   Blue Chip                             150,611
   Capital Value                         931,552
   Growth                                174,251
   International Emerging Markets          3,157
   International                          85,789
   International SmallCap                  1,971
   MidCap                                207,757
   Partners Equity Growth                  1,610
   Partners LargeCap Blend                 1,438
   Partners LargeCap Growth                5,701
   Partners MidCap Growth                 10,672
   Partners SmallCap Growth                3,649
   Real Estate                            12,060
   SmallCap                                2,273
   Utilities                              10,198

Subject to the rules promulgated by the SEC, as well as other regulatory requirements, a Manager or Sub-Advisor may also allocate orders on behalf of a Fund to broker-dealers affiliated with the Manager or Sub-Advisor. The Manager or

Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of each Fund will receive quarterly reports on these transactions.


Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.


The following table shows the brokerage commissions paid during the periods indicated. In each year, 100% of the commissions paid by each Fund went to broker-dealers that provided research, statistical or other factual information.

                                    TOTAL BROKERAGE COMMISSIONS PAID
                                      FOR PERIODS ENDED OCTOBER 31
                                      ----------------------------
 FUND                               2001           2000             1999
 ----                               ----           ----             ----
 Balanced                        $  120,853     $  104,569       $   50,867
 Blue Chip                          345,625        354,883          149,945
 Capital Value                    1,434,858      1,257,956          695,270
 European Equity                     34,578        23,677/(1)/
 Growth                             321,619        438,476          438,476
 International Emerging Markets     200,027        125,801          125,801
 International                    1,402,037      1,201,021        1,201,021
 International SmallCap             418,584        306,636          306,636
 LargeCap Stock Index                16,653        16,358/(2)/
 MidCap                             545,300        517,173          517,173
 Pacific Basin                       12,825        14,200/(1)/
 Partners Equity Growth             119,386        96,059/(3)/
 Partners LargeCap Blend            12,626/(4)/
 Partners LargeCap Growth            17,820         9,427/(2)/
 Partners LargeCap Value            28,297/(4)/
 Partners MidCap Growth             168,336         8,531/(2)/
 Partners SmallCap Growth            9,322/(4)/
 Real Estate                         71,887         55,694           36,634
 SmallCap                           290,269        293,480          154,031
 Utilities                          199,946        296,480           95,017


 (1) Period from April 26, 2000 (date operations commenced) through October 31, 2000.
 (2) Period from February 24, 2000 (date operations commenced) through October 31, 2000.
 (3) Period from October 28, 1999 (date operations commenced) through October 31, 2000.
 (4) Period from December 22, 2000 (date shares first offered) through October 31, 2001.

Certain broker-dealers are considered to be affiliates of the Funds. Goldman Sachs Asset Management, Soundview Technology Group Inc. and Spear, Leeds & Kellogg are affiliates of Goldman Sachs & Co., J.P.Morgan Investment Management Inc., Fleming Matin Ltd., Jardine Fleming Securities Ltd., and Robert Fleming Inc. are affiliates of J.P.Morgan Securities and Neuberger Berman Management Inc. is an affiliate of Neuberger Berman LLC. Goldman Sachs Asset Management, J.P.Morgan Investment Management Inc. and Neuberger Berman Management Inc. each act as a sub-advisor for an account of Principal Variable Contracts Fund, Inc. In addition, Neuberger Berman Management Inc. is sub-advisor for two funds of the Principal Investors Fund, Inc.

Morgan Stanley Dean Witter, Discover and Morgan Stanley Trust are affiliated with Morgan Stanley Asset Management, which acts as sub-advisor to two accounts of the Principal Variable Contracts Fund, Inc. two funds in the Principal Investors Fund, Inc. and the Principal Partners Equity Growth Fund, Inc.


AUTRANET, Inc., Pershing Company, L.P. and Sanford C. Bernstein & Co., LLC are affiliates of Alliance Capital Management L.P., which through its Bernstein Investment Research & Management Unit sub-advises a fund in the Principal Investors Fund, Inc. and the Principal Partners LargeCap Value Fund, Inc.


DST Securities, Inc. is an affiliate of Berger Financial Group LLC (sub-advisor to an account of the Principal Variable Contracts Fund, Inc. and the Principal SmallCap Growth Fund, Inc.) and Janus Capital Corporation which act as sub-advisor to an account of the Principal Variable Contracts Fund, Inc.


Brokerage commissions paid to affiliates during the periods ending October 31 were as follows:

                                      COMMISSIONS PAID TO AUTRANET, INC.
                                      ----------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners MidCap
 Growth
 2001                       $520             0.31%                     0.43%

                                   COMMISSIONS PAID TO DST SECURITIES, INC.
                                   ----------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners SmallCap
 Growth
 2001                        $7              0.08%                     0.07%


                                 COMMISSIONS PAID TO GOLDMAN SACHS & COMPANY
                                 -------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Balanced
 2001                     $  8,411            6.96%                    6.21%
 2000                        1,750            1.67                     1.15
 1999                        1,725            3.39                     1.94
 Blue Chip
 2001                       14,982            4.33                     5.08
 2000                       29,860            8.41                     9.40
 1999                        7,735            5.16                     5.25
 Capital Value
 2001                       61,040            4.25                     4.15
 2000                       59,187            4.71                     5.22
 1999                       87,440           12.58                    10.41
 European Equity
 2001                        2,185            6.32                     6.76
 2000                        1,727            7.29                     5.51
 Growth
 2001                        4,195            1.30                     2.02
 2000                       31,425            2.88                     4.04
 International
 Emerging Markets
 2001                        8,689            4.34                     4.93
 2000                        3,629            1.35                     2.02
 International
 2001                      132,230            9.43                     9.19
 2000                      140,889            6.48                     6.47
 International
 SmallCap
 2001                        4,760            1.14                     1.28
 2000                       24,468            2.23                     2.48
 LargeCap Stock Index
 2001                           15            0.09                     0.02
 MidCap
 2001                       53,075            9.73                     8.04
 2000                     $ 34,220            3.69                     2.78%
 Pacific Basin
 2001                        1,507           11.75                    11.75
 2000                        3,968           27.94                    49.49
 Partners Equity
 Growth
 2001                        9,761            8.18                     8.08
 2000                        8,090            8.42                     6.20
 Partners LargeCap
 Blend
 2001                          239            1.90                     0.86
 Partners LargeCap
 Growth
 2001                          583            3.27                     2.33
 2000                          318            3.37                     2.39
 Partners MidCap
 Growth
 2001                        5,537            3.29                     3.39
 2000                          351            4.11                     3.67
 Partners SmallCap
 Growth
 2001                          143            1.54                     1.24
 Real Estate
 2000                        1,060            1.90                     1.97
 SmallCap
 2001                       13,574            4.68                     5.41
 2000                        9,145            3.12                     2.81
 Utilities
 2001                        7,671            3.84                     3.74
 2000                       24,455            8.25                     5.25

                             COMMISSIONS PAID TO JARDINE FLEMING SECURITIES LTD.
                             ---------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Pacific Basin
 2001                      $1,182            9.22%                     9.31%
 2000                       1,750            1.67                      1.15


                                  COMMISSIONS PAID TO J.P.MORGAN SECURITIES
                                  -----------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Balanced
 2001                      $  4,504           3.73%                    3.53%
 2000                         3,554           3.40                     3.71
 1999                         6,841          13.45                    15.18
 Blue Chip
 2001                         7,228           2.09                     1.40
 2000                         8,160           2.30                     2.80
 1999                         8,485           5.66                     5.82
 Capital Value
 2001                         3,622           0.25                     0.34
 2000                       109,638           8.72                     9.32
 1999                         9,470           1.36                     1.83
 European Equity
 2001                           329           0.95                     0.83
 2000                         1,392           5.88                     4.27
 Growth
 2001                         3,835           1.19                     1.24
 2000                        31,186           2.85                     3.11
 1999                        23,170           5.28                     5.47
 International
 Emerging Markets
 2001                        17,229           8.61                     8.24
 2000                        11,278           4.20                     5.96
 1999                         4,492           3.57                     4.82%
 International
 2001                        70,680           5.04                     4.69
 2000                        60,333           2.77                     2.69
 1999                        13,911           1.16                     1.22
 International
 SmallCap
 2001                         3,256           0.78                     0.54
 2000                         2,417           0.22                     0.24
 MidCap
 2001                         8,179           1.50                     1.39
 2000                        48,895           5.27                     3.65
 1999                        10,715           2.07                     1.87
 Partners Equity
 Growth
 2001                         5,235           4.38                     3.64
 2000                         4,345           4.52                     2.96
 Partners LargeCap
 Blend
 2001                           336           2.66                     0.93
 Partners LargeCap
 Growth
 2001                           365           2.05                     1.38
 Partners MidCap
 Growth
 2001                         5,381           3.20                     2.94
 2000                           128           1.50                     1.48
 Partners SmallCap
 Growth
 2001                            64           0.69                     0.71
 Real Estate Fund
 2001                         5,285           7.35                     6.08
 2000                           799           1.44                     1.26
 1999                         8,845          24.14                    23.03
 SmallCap Fund
 2001                         3,821           1.32                     1.54
 2000                         4,775           1.63                     1.34
 1999                         3,065           1.99                     2.68
 Utilities Fund
 2001                         6,096           3.05                     3.12
 2000                         7,285           2.46                     3.42
 1999                         3,935           4.14                     4.98

                           COMMISSIONS PAID TO MORGAN STANLEY DEAN WITTER, DISCOVER
                           --------------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Balanced
 2001                      $  5,039           4.17%                    4.23%
 2000                         4,385           4.19                     4.19
 1999                         2,300           4.52                     4.33
 Blue Chip
 2001                        14,705           4.25                     4.25
 2000                        31,036           8.75                     7.97
 1999                        13,950           9.30                    11.72
 Capital Value
 2001                        20,056           1.40                     1.60
 2000                        50,528           4.02                     4.41
 1999                        12,575           1.81                     2.48
 European Equity
 2001                         1,628           4.71                     4.70
 2000                           588           2.48                     2.42
 Growth
 2001                         3,065           0.95                     2.03
 2000                        20,658           1.89                     1.90
 1999                        12,338           2.81                     3.90
 International
 Emerging Markets
 2001                         1,155           0.58                     0.68%
 2000                         6,587           2.45                     3.52
 1999                         2,570           2.04                     2.76
 International
 2001                         3,213           0.23                     0.36
 2000                       190,736           8.77                    10.48
 1999                       128,900          10.73                    11.76
 International
 SmallCap
 2001                           563           0.13                     0.20
 2000                        28,073           2.56                     3.57
 1999                        18,755           6.12                     8.26
 LargeCap Stock Index
 2001                            55           0.33                     0.07
 MidCap
 2001                        19,511           3.58                     3.58
 2000                        40,914           4.41                     3.96
 1999                        21,551           4.17                     5.00
 Pacific Basin
 2001                           103           0.80                     0.61
 Partners Equity
 Growth
 2001                           369           0.31                     0.46
 2000                         8,365           8.71                     9.67
 Partners LargeCap
 Blend
 2001                         1,507          11.94                     7.32
 Partners LargeCap
 Growth
 2001                           785           4.41                     3.16
 2000                           280           2.97                     1.53
 Partners MidCap
 Growth
 2001                        14,102           8.38                     7.45
 2000                           127           1.49                     1.49
 Partners SmallCap
 Growth
 2001                           282           3.03                     3.05
 Real Estate
 2001                         4.870           6.77                     7.46
 2000                         3,255           5.84                     6.34
 1999                         1,600           4.37                     4.10
 SmallCap
 2001                         7,322           2.52                     2.35
 2000                         4,000           1.36                     1.50
 1999                           795           0.52                     0.81
 Utilities
 2001                         7,100           3.55                     3.73
 2000                        21,264           7.17                     6.02
 1999                           340           0.36                     0.49

                               COMMISSIONS PAID TO MORGAN STANLEY INTERNATIONAL
                               ------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 European Equity
 2001                       $1,506            4.35%                    4.25%
 2000                        8,576           36.22                    48.63
 International
 Emerging Markets
 2001                          284            0.14                     0.21
 International
 SmallCap
 2000                          222            0.02                     0.03
 Pacific Basin
 2001                          126            0.98                     0.90
 2000                           43            0.30                     0.22%
 Partners Equity
 Growth
 2001                        1,369            1.15                     1.29
 Partners LargeCap
 Blend
 2001                          108            0.86                     0.30
 Utilities
 2000                          774            0.26                     0.20

                                   COMMISSIONS PAID TO MORGAN STANLEY TRUST
                                   ----------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners LargeCap
 Blend
 2001                        $24             0.19%                     0.21%


                                  COMMISSIONS PAID TO NEUBERGER BERMAN, LLC
                                  -----------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners Equity
 Growth
 2000                       $365             0.38%                     0.29%


                                   COMMISSIONS PAID TO ROBERT FLEMING INC.
                                   ---------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Balanced
 2001                      $   255           0.21%                     0.07%
 International
 Emerging Markets
 2001                       18,141           9.07                      7.11
 International
 2001                       26,297           1.88                      1.15
 International
 SmallCap
 2001                        6,822           1.63                      1.23


                             COMMISSIONS PAID TO SANFORD C. BERNSTEIN & CO., LLC
                             ---------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Balanced
 2001                      $28,556           23.63%                    25.50%
 Blue Chip
 2001                       21,907            6.34                      8.27
 Capital Value
 2001                        5,355            0.37                      0.40
 Growth
 2001                       19,890            6.18                      7.47
 International
 Emerging Markets
 2001                          195            0.10                      0.11
 MidCap
 2001                       20,791            3.81                      4.34
 Partners Equity
 Growth
 2001                        4,444            3.72                      4.00
 Partners LargeCap
 Blend
 2001                          105            0.83                      0.25
 Partners LargeCap
 Value
 2001                       28,297          100.00                    100.00
 Partners MidCap
 Growth
 2001                          395            0.23                      0.31
 Partners SmallCap
 Growth
 2001                          119            1.28                      0.86
 SmallCap
 2001                        5,988            2.06                      2.50%
 Utilities
 2001                        2,560            1.28                      1.55

                             COMMISSIONS PAID TO SOUNDVIEW TECHNOLOGY GROUP INC.
                             ---------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Blue Chip
 2001                      $  610            0.18%                     0.14%
 Partners MidCap
 Growth
 2001                       1,311            0.78                      0.80
 SmallCap
 2001                          28            0.01                      0.01
 Utilities
 2001                       2,855            1.43                      0.68



ORDER ALLOCATION
The Manager acts as investment advisor for each of the funds sponsored by Principal Life Insurance Company. The Manager or Sub-Advisor places orders to trade portfolio securities for each of the Funds. The following describes the process used by the Manager or Sub-Advisor in allocating securities among its clients and/or accounts it manages.

Balanced, Blue Chip, Bond, Capital Value. Government Securities Income, Growth,
-------------------------------------------------------------------------------
High Yield, International, International Emerging Markets, International
------------------------------------------------------------------------
SmallCap, LargeCap Stock Index, Limited Term Bond, MidCap, Real Estate,
-----------------------------------------------------------------------
SmallCap, Tax-Exempt Bond and Utilities Funds
---------------------------------------------
If, in carrying out the investment objectives of the Funds, occasions arise when purchases or sales of the same equity securities are to be made for two or more of the Funds at the same time (or, in the case of accounts managed by a Sub-Advisor, for two or more Funds and any other accounts managed by the Sub-Advisor), the Manager or Sub-Advisor may submit the orders to purchase or, whenever possible, to sell, to a broker/dealer for execution on an aggregate or "bunched" basis (including orders for accounts in which Registrant, its affiliates and/or its personnel have beneficial interests). The Manager (or, in the case of accounts managed by a Sub-Advisor, the Sub-Advisor) may create several aggregate or "bunched" orders relating to a single security at different times during the same day. On such occasions, the Manager (or, in the case of accounts managed by a Sub-Advisor, the Sub-Advisor) shall compose, before entering an aggregated order, a written Allocation Statement as to how the order will be allocated among the various accounts. Securities purchased or proceeds of sales received on each trading day with respect to each such aggregate or "bunched" order shall be allocated to the various Funds (or, in the case of a Sub-Advisor, the various Funds and other client accounts) whose individual orders for purchase or sale make up the aggregate or "bunched" order by filling each Fund's (or, in the case of a Sub-Advisor, each Fund's or other client account's) order in accordance with the Allocation Statement. If the order is partially filled, it shall be allocated pro-rata based on the Allocation Statement. Securities purchased for funds (or, in the case of a Sub-Advisor, Funds and other client accounts) participating in an aggregate or "bunched" order will be placed into those Funds and, where applicable, other client accounts at a price equal to the average of the prices achieved in the course of filling that aggregate or "bunched" order.

If purchases or sales of the same debt securities are to be made for two or more of the Funds at the same time, the securities will be purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each Fund.


The Manager or Sub-Advisor expects aggregation or "bunching" of orders, on average, to reduce slightly the cost of execution. The Manager or Sub-Advisor will not aggregate a client's order if, in a particular instance, it believes that aggregation will increase the client's cost of execution. In some cases, aggregation or "bunching" of orders may increase the price a client pays or receives for a security or reduce the amount of securities purchased or sold for a client account.

The Manager or Sub-Advisor may enter aggregated orders for shares issued in an initial public offering (IPO). In determining whether to enter an order for an IPO for any client account, the Manager or Sub-Advisor considers the account's investment restrictions, risk profile, asset composition and cash level. Accordingly, it is unlikely that every client account will participate in every available IPO. Partially filled orders for IPOs will be allocated to participating accounts in accordance with the procedures set out above. Often, however, the amount of shares designated by an underwriter for clients of the Manager or Sub-Advisor are insufficient to provide a meaningful allocation to each participating account. In such cases, the Manager or Sub-Advisor will employ an allocation system it feels treats all participating accounts fairly and equitably over time.


European Equity and Pacific Basin Funds
---------------------------------------
Client monies are assigned to BT Funds Management portfolio managers and are generally grouped into product types. All portfolios within each product type will have similar investment objectives, although individual portfolios may have investment objectives and restrictions that differ to some extent from the overall objectives for that product type.

The portfolio manager will decide, prior to trading, which products and therefore which portfolios will take part in the subsequent allocation. All portfolios within a product managed by a particular portfolio manager will participate in the allocation except in the following circumstances:
.. where client cash flow mean that a client's portfolio has to be traded separately;
.. where there are specific client restrictions which preclude an allocation; .. where a non-standard benchmark or target results in a security being deemed unsuitable for that portfolio;
.. where, in the case of sales, a particular portfolio does not hold the security; and
.. where the trade is partially filled, either for normal trading or for an
  Initial Public Offering.
In these cases, if there is no indication on the order form as to priority of allocation then BT Funds Management will allocate on a pro-rata basis. Priority of allocation on the order forms may be set due to sensitivity to transaction costs, tax status, tolerance for small holding, tolerance for large holdings or specific exposures (proximity to limits) and turnover considerations.

Partners Equity Growth Fund
---------------------------
Transactions for each portfolio account advised by Morgan Stanley generally are completed independently. Morgan Stanley, however, may purchase or sell the same securities or instruments for a number of portfolio accounts, including portfolios of its affiliates, simultaneously. These accounts will include pooled vehicles, including partnerships and investment companies for which Morgan Stanley and related persons of Morgan Stanley act as investment manager and administrator, and in which Morgan Stanley, its officers, employees and its related persons have a financial interest, and accounts of pension plans covering employees of Morgan Stanley and its affiliates ("Proprietary Accounts"). When possible, orders for the same security are combined or "batched" to facilitate test execution and to reduce brokerage commissions or other costs. Morgan Stanley effects batched transactions in a manner designed to ensure that no participating portfolio, including any Proprietary Account, is favored over any other portfolio. Specifically, each portfolio (including the Partners Equity Growth Fund) that participates in a batched transaction will participate at the average share price for all of Morgan Stanley's transactions in that security on that business day, with respect to that batched order. Securities purchased or sold in a batched transaction are allocated pro-rata, when possible, to the participating portfolio accounts in proportion to the size of the order placed for each account. Morgan Stanley may, however, increase or decrease the amount of securities allocated to each account if necessary to avoid holding odd-lot or small numbers of shares for particular portfolios. Additionally, if Morgan Stanley is unable to fully execute a batched transaction and Morgan Stanley determines that it would be impractical to allocate a small number of securities among the accounts participating in the transaction on a pro-rata basis, Morgan Stanley may allocate such securities in a manner determined in good faith to be a fair allocation.

Partners LargeCap Blend Fund
----------------------------
With respect to IPOs, Federated combines all purchase orders made for each fund for which it serves as advisor and places a single purchase order on such terms and at such time as Federated reasonably expects to maximize the funds' participation in the IPOs. Prior to entering the order, Federated will prepare a record of which funds will participate in the IPO and the amount of securities they have been authorized to purchase. Upon confirmation of the amount of securities received in the IPO, Federated allocates such securities among the participating funds in proportion to their participation in the order and notifies the portfolio manager of each participating fund of that preliminary allocation. The portfolio manager may request the purchase of additional securities up to a specified price, or sell some or all the securities allocated to the fund for which the portfolio manager serves at or above a specified price. The portfolio manager may also withdraw from the IPO if the size of the fund's participation in the order does not justify the administrative and transactional expense of accepting and selling the securities, but withdrawal will be permitted only to the extent that orders from fund's wishing to purchase the IPO securities exceed request to sell such securities.

With respect to transactions among multiple funds authorized to purchase or sell the same equity securities on a securities exchange or in the "over-the-counter" market, Federated will combine all purchase orders and all sell orders and will attempt to sell or purchase sufficient equity securities to fill all outstanding orders. The allocation of equity securities purchased or sold is in proportion to each fund's order. Federated will not change the allocation unless all participating portfolio managers or Federated's Chief Investment Officer authorizes another allocation before the trade tickets are transmitted to the fund's custodian, and any such reallocation is reviewed by Federated's Director of Compliance. If Federated is attempting to fill an order for an equity security and a portfolio manager delivers a new order for the same security during the trading day, the new order will be added to the combined order if there has been no material change in the price of equity security from any trade previously executed that day. If there has been a material change (a change of 2 percent or more) the new order will be added to the unexecuted balance of original orders.


With respect to transactions for fund's with a common portfolio manager, the portfolio manager must balance the competing interests of the funds when allocating securities. Typically, a portfolio manager will place orders for equity securities on behalf of funds with the same investment objectives, strategies and policies in proportion to the market value of their portfolios. However, among funds with different investment objectives, strategies or policies, a portfolio manager may give precedence to the funds for which an equity security is best suited. Factors that a portfolio manager may consider when placing different proportion orders for equity securities on behalf of funds include (but are limited to), with respect to each fund, current cash availability and anticipated cash flows, available alternative investments, current exposure to the issuer, industry or sector, whether the expected effect on strategy or performance would be minimal or whether a proportionate allocation would result in an economic order quantity.


Partners LargeCap Growth Fund
-----------------------------
Where Duncan-Hurst buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single "block" in order to facilitate orderly and efficient execution. Whenever Duncan-Hurst does so, each account on whose behalf an order was placed will receive the average price and will bear a proportionate share of all transaction costs, based on the size of that account's order. Clients receiving such concurrent treatment may include investment limited partnerships of which Duncan-Hurst is general partner and accounts as to which Duncan-Hurst may receive performance-based fees. In some cases, they may also include affiliates of Duncan-Hurst.

Partners LargeCap Value Fund
----------------------------
In carrying out the investment objectives of the Fund, occasions arise when purchases or sales of the same equity securities are to be made for the Fund and any other account managed by Bernstein. Bernstein's allocation and executions policies are designed to assist it in providing clients with money management on an individual basis. In circumstances where other units of Alliance are placing orders for the same securities as Bernstein, order executions are not coordinated. Prior to determining which accounts should participate in a potential purchase or sale of blocks of securities during a trading day, in addition to prevailing market conditions, Bernstein considers: 1) for purchases:
a) whether the security is appropriate for all accounts or a certain category of accounts; b) whether the security is appropriate for all accounts, though in varying percentages for each account; or c) whether the security is appropriate for a certain category of accounts, and 2) for sales: a) whether the security should not be owned by any of its client accounts; b) whether the security should be owned in lesser percentages for each account or a certain category of accounts; or c) whether Bernstein intends to liquidate a position for tax purposes for those clients requiring a gain or loss. Where Bernstein determines to sell a security regardless of tax considerations, both taxable and tax-exempt accounts are eligible for sale contemporaneously. In those situations where tax gains influence the sale, securities in the tax-exempt accounts will usually be placed for sale first, as additional time is needed to consider the tax implications for each taxable account. Conversely, when tax losses influence the sale, Bernstein may prioritize taxable clients first as the loss has a specific impact in a given year. When orders are generated, the decision as to which accounts should participate, and in what amount, is based on the type of security, the present or desired structure of the portfolio, the nature of the account's goals and tolerance for risk, the tax status, and the permitted investment techniques. As a result, Bernstein may have different price limits at which it would desire to purchase or sell a security for different accounts. Bernstein's portfolio-information system, portfolio reports and quality control reports permit it to consider and weigh these factors as appropriate.

Upon execution of an order, the appropriate amounts and prices are recorded for each account. Bernstein's Trading and Technical Group records the specific accounts that may participate in a proposed execution of U.S. equity orders. The pending orders on these accounts are then used as a basis for the allocations of executed orders. U.S.equity orders for accounts for which Bernstein's affiliated broker-dealer, Sanford C. Bernstein & Co., LLC ("SCB LLC") executes transactions and accounts that utilize other brokers are executed on a proportional basis. Among the accounts that direct brokerage to firms other than SCB LLC, the priority of the orders is generally determined on a random basis. This procedure may vary depending on factors such as purchase or sale opportunities among brokers selected by the clients, the size of the order and timing considerations.


Where SCB LLC executes transactions, at any particular time, all outstanding equity orders for investment management accounts for the same security at the same limit are treated equally. When such executions occur at different prices during the day, participating clients get the average price of all eligible executions in that security during the day. If all the orders for the same security have the same limit, or if all the executions satisfy the most restrictive limit, then all the executions are price-averaged for allocation to the orders. Otherwise, the orders are grouped according to limit. For each group, portions of each execution are chosen such that the average price of executions chosen for each group meets its limit, does not exceed the quantity ordered and comes closer to proportional allocation than any other distribution. If the amount that SCB LLC has been able to execute in the desired price range is not sufficient to fill all the orders, the total amount executed is allocated to the accounts on a mechanical basis as described below.


Accounts are generally divided into two categories: 1) those with equity equal to or greater than $5 million (including relationships with combined equity equal or greater than $5 million), and 2) those with equity less than $5 million. Accounts or account relationships falling into the first category will receive the appropriate partial allocation rounded to the nearest 100 shares if the result of the partial allocation is 1,000 shares or more. In any account or account relationship in this category where, as a result of the partial allocation, the account or account relationship would receive less than1,000 shares, those accounts or account relationships are then chosen on a random basis to receive, if selected, the lesser of 1,000 shares or the number of shares remaining to be filled. Transactions for accounts or account relationships with equity of less than $5 million will be allocated on an all-or-nothing basis by random selection. This category of accounts and account relationships will receive roughly the percentage of the execution to which it is entitled as a whole (e.g. if this group represents 30% of the entire order, then approximately 30% of the shares executed will be allocated to the group). However, if there are shares remaining that would result in a partial allocation to an account with equity of less than $5 million, these shares will be allocated, if possible, to accounts with equity greater than $5 million if there are partials that have not been completed. To the extent that there are none, these shares will be allocated to one account with equity of less than $5 million, resulting in a partial allocation. While a defined relationship of accounts will generally be treated as a single trading entity from the standpoint of allocation, account-specific factors, such as differences in risk tolerance, tax considerations or permitted investment techniques, may make treatment of the relationship as an entity inappropriate.


For equity accounts, allocation may also be based on the following additional factors:1) whether or not a client has an existing partial position in that particular security; 2) the tax status of the account, e.g. time constraints involved in reviewing tax consequences or effecting tax strategies; 3) the account's risk/reward goals; and 4) time constraints involved in reviewing guidelines which may prohibit certain allocations.


IPOs generally do not fall within the investment objectives of Bernstein's clients in its value services.


Partners MidCap Growth Fund
---------------------------
Turner has developed an allocation system for limited opportunities: block orders that cannot be filled in one day and IPOs. Allocation of all partially filled trades will be done pro-rata, unless the small size would cause excessive ticket charges. In that case, allocation will begin with the next account on the rotational account listing. Any directed brokerage arrangement will result in the inability of Turner to, in all cases, include trades for that particular client in block orders if the block transaction is executed through a broker other than the one that has been directed. The benefits of that kind of transaction, a sharing of reduced cost and possible more attractive prices, will not extend to the directed client. Allocations exceptions may be made if documented and approved timely by the firm's compliance officer. Turner's proprietary accounts may trade in the same block with client accounts, if it is determined to be advantageous to the client to do so.

Partners SmallCap Growth Fund
-----------------------------
If the purchase or sale of securities consistent with the investment objectives of the Fund and one or more of the other client accounts for which Berger acts as investment sub-advisor or advisor is to be made at the same time, the securities are purchased or sold proportionately in accordance with the amount of such security to be purchased or sold at that time for each account or client.

PURCHASE, REDEMPTION AND PRICING OF SHARES


PURCHASE OF SHARES
Each Fund offers investors two classes of shares which bear sales charges in different forms and amounts: Class A and Class B shares. Purchases are generally made by completing an application and mailing it to Princor. Shares are issued at the offering price next computed after the application is received at Princor's main office and Princor receives the amount to be invested. Share certificates will be only issued to shareholders upon request. Certificates are not available for the Cash Management Fund.

Redemptions by shareholders investing by check will be effected only after payment has been collected on the check, which may take up to 8 business days or more. Investors considering redeeming or exchanging shares shortly after purchase should pay for those shares with a certified check, bank cashier's check or money order to avoid any delay in redemption, exchange or transfer.


Class A Shares
--------------
An investor who purchases less than $1 million of Class A shares (except Class A shares of the Cash Management Fund) pays a sales charge at the time of purchase. As a result, such shares are not subject to any charges when they are redeemed. An investor who purchases $1 million or more of Class A shares does not pay a sales charge at the time of purchase. However, a redemption of such shares occurring within 18 months from the date of purchase will be subject to a contingent deferred sales charge ("CDSC") at the rate of 0.75% (0.25% for the LargeCap Stock Index and Limited Term Bond Funds) the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. Shares subject to the CDSC that are exchanged into another Principal Mutual Fund will continue to be subject to the CDSC until the original 18-month period expires. However no CDSC is payable with respect to redemption of Class A shares used to fund a Principal Mutual Fund 401(a) or Principal Mutual Fund 401(k) retirement plan, except redemptions resulting from the termination of the plan or transfer of plan assets. In addition, the CDSC will be waived in connection with 1) redemption of shares from retirement plans to satisfy minimum distribution rules under the Code or 2) shares redeemed through a systematic withdrawal plan that permits up to 10% of the value of a shareholder's Class A shares of a particular Fund on the last business day of December of each year to be withdrawn automatically in equal monthly installments throughout the year. Certain purchases of Class A shares qualify for reduced sales charges. Class A shares for each Fund, except the Cash Management Fund, currently bear a 12b-1 fee at the annual rate of up to 0.25% (0.15% for the LargeCap Stock Index and Limited Term Bond Funds) of the Fund's average net assets attributable to Class A shares. See "Distribution Plan."

Class B Shares
--------------
Class B shares are purchased without an initial sales charge, but are subject to a declining CDSC of up to 4% (1.25% for the LargeCap Stock Index and Limited Term Bond Funds) if redeemed within six years. Class B shares purchased under certain sponsored Principal Mutual Fund plans established after February 1, 1998, are subject to a CDSC of up to 3% if redeemed within five years of purchase. (See "Plans Other than Administered Employee Benefit Plans" ("AEBP") for discussion of sponsored Principal Mutual Fund plans.) See "Offering Price of Funds' Shares." Class B shares bear a higher 12b-1 fee than Class A shares, currently at the annual rate of up to 1.00% (0.50% for the LargeCap Stock Index and Limited Term Bond Funds) of the Fund's average net assets attributable to Class B shares. See "Distribution Plan." Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion to Class A shares) have a higher expense ratio and pay lower dividends than Class A shares due to the higher 12b-1 fee. Class B shares convert automatically into Class A shares, based on relative net asset value (without a sales charge), seven years after the purchase date. Class B shares acquired by exchange from Class B shares of another Principal Mutual Fund convert into Class A shares based on the time of the initial purchase. At the same time, a pro-rata portion of all shares purchased through reinvestment of dividends and distributions convert into Class A shares, with that portion determined by the ratio that the shareholder's Class B shares converting into Class A shares bears to the shareholder's total Class B shares that were not acquired through dividends and distributions. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for Federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available. In such event, Class B shares would continue to be subject to higher expenses than Class A shares for an indefinite period.

Which arrangement between Class A and Class B shares is better for an investor?
-------------------------------------------------------------------------------
The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than seven years might consider Class B shares. Orders from individuals for Class B shares for $250,000 or more will be treated as orders for Class A shares unless the shareholder provides written acknowledgment that the order should be treated as an order for Class B shares. Sales personnel may receive different compensation depending on which class of shares are purchased.

SALES OF SHARES
Payment for shares tendered for redemption is ordinarily made in cash. The Board may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The Fund may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described below in "Offering Price."

The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: 1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; 2) the SEC permits such suspension and so orders; or 3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.


Certain designated organizations are authorized to receive sell orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.


PRICING OF SHARES
The Funds offer their respective shares continuously through Princor, which is the principal underwriter for the Funds and sells shares as agent on behalf of the Funds. Princor may select other dealers through which shares of the Funds may be sold. Certain dealers may not sell all classes of shares.

In addition to the amounts paid to dealers as a dealer concession, Princor may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the Funds during a specific period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive program will not change the price paid by investors for the purchase of the Funds' shares or the amount that any particular Fund receives as the proceeds from such sales. Dealers may not use sales of the Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

Class A shares
--------------
Class A shares of the Cash Management Fund is sold to the public at net asset value; no sales charge applies to purchases of the Cash Management Fund. Class A shares of the Growth-Oriented and Income-Oriented Funds are sold to the public at the net asset value plus a sales charge which as a percentage of the offering price according to the schedule below. Selected dealers are allowed a concession as shown. At Princor's discretion, the entire sales charge may at times be reallowed to dealers. In some situations, depending on the services provided by the dealer, the concession may be less. Any dealer allowance on purchases not involving a sales charge is determined by Princor. Upon notice to all broker-dealers with whom it has a selling agreement, Princor may allow to broker-dealers electing to participate up to the full applicable sales charge, as shown in the table below, during periods and for transactions specified in such notice, and such reallowances may be based in whole or in part upon attainment of minimum sales levels. Certain commercial banks may make shares of the Funds available to their customers on an agency basis. Pursuant to the agreements between Princor and such banks all or a portion of the sales charge paid by a bank customer in connection with a purchase of Fund shares may be retained by or remitted to the bank.

                                      ALL FUNDS (EXCEPT                              ALL FUNDS (EXCEPT
                                        LARGECAP STOCK          LARGECAP STOCK         LARGECAP STOCK         LARGECAP STOCK
                                    INDEX AND LIMITED TERM    INDEX AND LIMITED    INDEX AND LIMITED TERM   INDEX AND LIMITED
                                         BOND FUNDS)           TERM BOND FUNDS          BOND FUNDS)          TERM BOND FUNDS
                                   -----------------------   --------------------  ----------------------  --------------------
                                              SALES CHARGE AS A % OF:                     DEALERS ALLOWANCE AS A % OF:
                                   ----------------------------------------------  ------------------------------
                                    OFFERING    NET AMOUNT   OFFERING  NET AMOUNT         OFFERING               OFFERING
AMOUNT INVESTED                      PRICE       INVESTED     PRICE     INVESTED           PRICE                  PRICE
---------------                    ----------  ------------  --------  ----------  ----------------------  --------------------
Less than $50,000                    4.75%        4.99%       1.50%      1.52%             4.00%                  1.25%
$50,000 but less than $100,000       4.25%        4.44%       1.25%      1.27%             3.75%                  1.00%
$100,000 but less than $250,000      3.75%        3.90%       1.00%      1.10%             3.25%                  0.75%
$250,000 but less than $500,000      2.50%        2.56%       0.75%      0.76%             2.00%                  0.50%
$500,000 but less than $1,000,000    1.50%        1.52%       0.50%      0.50%             1.25%                  0.25%
$1,000,000 or more                      0            0           0          0              0.75%                  0.25%




RIGHTS OF ACCUMULATION. . The applicable sales charge is determined by adding the current net asset value of any Class A shares and Class B shares already owned by the investor to the amount of the new purchase. The corresponding percentage factor in the schedule is then applied to the entire amount of the new purchase. For example, if an investor currently owns Class A and Class B shares with a value of $5,000 and makes an additional investment of $45,000 in Class A shares of a Growth-Oriented Fund (the total of which equals $50,000), the charge applicable to the $45,000 investment would be 4.25% of the offering price. If the investor purchases shares of more than one Principal Mutual Fund at the same time, those purchases are aggregated and added to the net asset value of the shares of Principal Mutual Funds already owned by the investor to determine the sales charge for the new purchase. Class A shares of the Cash Management Fund are not counted in determining either the amount of a new purchase or the current net asset value of shares already owned, unless the shares of the Cash Management Fund were acquired in exchange for shares of other Principal Mutual Funds. If the investor purchases shares from a broker/ dealer other than Princor, the dealer should be advised of any shares already owned.


Investments made by an individual, or by an individual's spouse and children purchasing shares for their own account or by a trust primarily for the benefit of such persons, or by a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee-benefit trust created pursuant to a plan qualified under
Section 401 of the Internal Revenue Code) will be treated as investments made by a single investor in calculating the sales charge. In addition, investments made through an employer by or on behalf of an employee (including independent contractors) by means of payroll deductions or otherwise, are also considered investments by a single investor in calculating the sales charge. Other groups (as allowed by rules of the Securities and Exchange Commission) may be considered for a reduced sales charge. An investor whose new account qualifies for a reduced charge on the basis of other accounts owned by the individual, spouse or children, should be certain to identify those accounts at the time of the new application.



STATEMENT OF INTENTION (SOI). . Another method is available by which a purchaser may qualify for a reduced sales charge on the purchase of Class A shares of the Funds. A purchaser may execute an SOI indicating the total amount (excluding reinvested dividends and capital gains distributions) intended to be invested (including all investments for the account of the spouse and children or trusts for the benefit of such persons) in Class A shares (except Class A shares of the Cash Management Fund) and Class B shares of the Funds within a thirteen-month period (two-year period if the intended investment is made by a trustee of a Section 401(a) plan or is equal to or greater than $1 million). The SOI may be submitted by a shareholder other than a trustee of a Principal Mutual Fund 401(a) plan, within 90 days after the date of the first purchase to be included within the SOI period. A trustee of a Principal Mutual Fund 401(a) plan must submit the SOI at the time the first plan purchase is made; the SOI may not be submitted after the initial plan purchase and the 90 day backdating is not available. The SOI period begins on the date of the first purchase included for purposes of satisfying the statement. When an existing shareholder submits an SOI, the net asset value of all Class A shares (except Class A shares of the Cash Management Fund) and Class B shares in that shareholder's account or accounts combined for rights of accumulation purposes, is added to the amount that has been indicated will be invested during the applicable period, and the sales charge applicable to all purchases of Class A shares made under the SOI is the sales charge which applies to a single purchase of this total amount.


An SOI may be entered into for any amount provided such amount, when added to the net asset value of any shares already held, equals or is in excess of the amount needed to qualify for a reduced sales charge. In the event a shareholder invests an amount in excess of the indicated amount, such excess is allowed any further reduced sales charge for which it qualifies.


The SOI provides for a price adjustment if the amount actually invested is less than the amount specified therein. Sufficient Class A shares belonging to the shareholder, other than a shareholder that is 401(a) qualified plan trustee, are held in escrow in the shareholder's account by Princor to make up any difference in sales charges based on the amount actually purchased. If the intended investment is completed within the thirteen-month period (or two-year period), such shares are released to the shareholder. If the total intended investment is not completed within that period shares are, to the extent necessary, redeemed and the proceeds used to pay the additional sales charge due. A shareholder that is 401(a) qualified plan trustee is billed by Princor for any additional sales charge due at the end of the two-year period. In any event, the sales charge applicable to these purchases is no more than the applicable sales charge had the shareholder made all of such purchases at one time. The SOI does not constitute an obligation on the shareholder to purchase, nor the Funds to sell, the amount indicated.



PURCHASES AT NET ASSET VALUE. . A Fund's Class A shares may be purchased without a sales charge:
.. by its Directors, Principal Life Insurance Company and its subsidiaries and affiliates, and their employees, officers, directors (active or retired), brokers or agents. This also includes their immediate family members and trusts for the benefit of these individuals;
.. by the Premier Credit Union;
.. by non-ERISA clients of Invista, Principal Capital Management LLC, Principal
  Capital Income Investors LLC and Principal Capital Real Estate Investors, LLC; .. by any employee or Registered Representative (and their employees) of an authorized broker-dealer;
.. through a "wrap account" offered by Princor or through broker-dealers, investment advisors and other financial institutions that have entered into an agreement with Princor which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or similar program under which clients pay a fee to the broker-dealer, investment advisor or financial institution;
.. by unit investment trusts sponsored by Principal Life Insurance Company and/or its subsidiaries or affiliates;
.. by certain employee welfare benefit plan customers of Principal Life Insurance
  Company with Plan Deposit Accounts;
.. by using cash payments received from Principal Bank under its awards program; .. to the extent the purchase proceeds represent a distribution from a terminating 401(a) plan if the employer or plan trustee has entered into a written agreement with Princor permitting the group solicitation of active employees/ participants. Such purchases are subject to the CDSC which applies to purchases of $1 million or more as described above;
.. to fund non-qualified plans administered by Principal Life Insurance Company pursuant to a written service agreement; and .. to the extent that the purchase proceeds represent a distribution from a terminating 401(1) plan, other than a plan administered by Principal Life Insurance Company or any of its affiliates, if the employer or plan trustee has entered into a written agreement with Princor permitting the group solicitation of active employees and/or plan participants. Such purchases are subject to the CDSC which applies to purchases of $1 million or more as described above.

Class A shares may also be purchased without a sales charge if your Registered Representative has recently become affiliated with a broker-dealer authorized to sell shares of the Principal Mutual Funds. The following conditions must be met:

.. your purchase of Class A shares must take place within the first 180 days of your Registered Representative's affiliation with the authorized broker-dealer;
.. your investment must represent the sales proceeds from other mutual fund shares (you must have paid a front-end sales charge or a CDSC) and the sale must occur within the 180 day period; and
.. you must indicate on your Principal Mutual Fund application that you are eligible for waiver of the front-end sales charge.
.. you must send us either:
  . the check for the sales proceeds (endorsed to Principal Mutual Funds); or . a copy of the confirmation statement from the other mutual fund showing the sale transaction. If you place your order to buy Principal Mutual Fund shares on the telephone, you must send us a copy of the confirmation within 21 days of placing the order. If we do not receive the confirmation within 21 days, we will sell enough of your Class A shares to pay the sales charge that otherwise would have been charged.

Each of the Funds, except the Tax-Exempt Bond Fund, have obtained an exemptive order from the Securities and Exchange Commission ("SEC") to permit each Fund to offer its shares at net asset value to participants of certain annuity contracts issued by Principal Life. In addition, each of these Funds are available at net asset value to the extent the investment represents the proceeds from a total surrender of certain unregistered annuity contracts issued by Principal Life and for which Principal Life waives any applicable contingent deferred sales charges or other contract surrender charges.


During the period beginning December 1, 2002 and ending January 31, 2003, investors may purchase Class A shares of the Funds at net asset value to the extent that this investment represents the proceeds of a redemption, within the preceding 60 days, of shares (the purchase price of which shares included a front-end sales charge on the redemption of which was subject to a contingent deferred sales charge) of another investment company. This provision does not apply to purchase of Class A shares used to fund a defined contribution plan. When making a purchase at net asset value pursuant to this provision, the investor must indicate on the account application that the purchase qualifies for a net asset value purchase and must forward to Princor either a) the redemption check representing the proceeds of the shares redeemed, endorsed to the order of Princor, or b) a copy of the confirmation from the other investment company showing the redemption transactions. In the case of a wire purchase pursuant to this provision, a copy of the confirmation from the other investment company showing the redemption must be forwarded to and received by Princor within 21 days following the date of purchase. If the confirmation is not provided within the 21-day period, a sufficient number of shares will be redeemed from the shareholder's account to pay the otherwise applicable sales charge.


There may be a CDSC on such shares sold within 18 months of the purchase date. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC for the Limited Term Bond and LargeCap Stock Index Funds is 0.25%. For the other Funds, the CDSC is 0.75%. The CDSC is calculated as a percentage of the lesser of the market value at the time of the redemption or the initial purchase price of the shares sold.



PURCHASES AT A REDUCED SALES CHARGE. . A reduced sales charge is available for purchases of Class A shares by employer sponsored retirement plans (SIMPLE IRA, SEPs, SAR-SEPs, non-qualified deferred compensation plans and Payroll Deduction Plans) if the employer is a member of the Pennsylvania Chamber of Commerce. Such purchases may be made according to the sales charge schedule below.


A reduced sales charge is also available for purchases of Class A shares of the Funds, except the LargeCap Stock Index and Limited Term Bond Funds, to the extent that the investment represents the death benefit proceeds of one or more life insurance policies or annuity contracts (other than an annuity contract issued to fund an employer-sponsored retirement plan that is not an SEP, salary deferral 403(b) plan or HR-10 plan) of which the shareholder is a beneficiary if one or more of such policies or contracts is issued by Principal Life Insurance Company, or any directly or indirectly owned subsidiary of Principal Life Insurance Company, and such investment is made in any Principal Mutual Fund within one year after the date of death of the insured. (Shareholders should seek advice from their tax advisors regarding the tax consequences of distributions from annuity contracts.)

                                           SALES CHARGE AS A % OF:          DEALER ALLOWANCE AS % OF:
                                           -----------------------          -------------------------
  AMOUNT OF PURCHASE                 OFFERING PRICE   NET AMOUNT INVESTED        OFFERING PRICE
  ------------------                 ------------------------------------  -----------------
  Less than $500,000                      2.50%              2.56%                    2.10%
  $500,000 but less than $1,000,000       1.50%              1.52%                    1.25%

  $1,000,000 or more                 no sales charge



SALES CHARGES FOR EMPLOYER-SPONSORED PLANS
.. Administered Employee Benefit Plans. Class A shares of the Growth-Oriented
  Funds (except LargeCap Stock Index Fund) and Income-Oriented Funds (except Limited Term Bond Fund and, in certain circumstances, Tax-Exempt Bond Fund which is not available for certain retirement plans) are sold at net asset value to stock bonus, pension or profit sharing plans that meet the requirements for qualification under Section 401 of the Internal Revenue Code of 1986, as amended, certain Section 403(b) Plans, Section 457 Plans and other Non-qualified Plans administered by Principal Life pursuant to a written service agreement ("Administered Employee Benefit Plans"). The service agreement between Principal Life and the employer relating to the administration of the plan includes a charge payable by the employer for any commissions which Princor is authorized to pay in connection with such sales. Principal Life in turn pays the amount of these charges to Princor. The commission payable by Princor in connection with any such sale may be determined in accordance with one of the following schedules:

                                  SCHEDULE 1
                                  ----------
  AMOUNT OF PLAN CONTRIBUTIONS* IN EACH     AMOUNT PAYABLE BY EMPLOYER AS A %
  YEAR                                            OF PLAN CONTRIBUTIONS
 --------------------------------------           ---------------------
  The first $5,000                                        4.50%
  The next $5,000                                         3.00
  The next $5,000                                         1.70
  The next $35,000                                        1.40
  The next $50,000                                        0.90
  The next $400,000                                       0.60
  Excess over $500,000                                    0.25


                        SCHEDULE 2
                        ----------
  The first $50,000                           3.00%
  The next $50,000                            2.00
  The next $400,000                           1.00
  The next $2,500,000                         0.50
  Excess over $3,000,000                      0.25


  * Plan contributions directed to an annuity contract issued by Principal Life to fund the plan are combined with contributions directed to the Funds to determine the applicable commission charge.

  Generally, the commission level described in Schedule 2 apply for salary deferral Plans and the commission level described in Schedule 1 apply to other plans. No commission will be payable by the employer if shares of the Funds used to fund an Administered Employee Benefit Plan are purchased through a registered representative of Princor who is also a Group Insurance Representative employee of Principal Life.


.. Plans Other Than Administered Employee Benefit Plans. Shares of the Funds are offered to fund certain sponsored Princor plans. These plans can be divided into three categories: Retirement plans meeting the requirements of Section 401 of the Internal Revenue Code (e.g. 401(k) Plans, Profit Sharing Plans and Money Purchase Pension Plans); Group Solicited Plan Terminations; and other employer-sponsored retirement plans (SIMPLE IRA Plans, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, Non-Qualified Deferred Compensation Plans, Payroll Deduction Plans ("PDP") and certain Association Plan.

  . Princor 401 Plans. When establishing a Princor Section 401 Plan, the employer chooses whether to fund the plan with either Class A shares or Class B shares. If Class A shares are used to fund the plan, all plan investments are treated as made by a single investor to determine whether a reduced sales charge is available. The sales charge for purchases of less than $250,000 is 3.75% as a percentage of the offering price and 3.90% of the net amount invested. The regular sales charge table for Class A shares applies to purchases $250,000 or more. If Class B shares are used to fund the plan, contributions into the plan after the plan assets amount to $250,000 or more, are used to purchase Class A shares unless the plan trustee directs otherwise. Plan assets are not combined with investments made outside of the plan to determine the sales charge applicable to such investments. Investments made by plan participants outside of the plan are not included with plan assets to determine the sales charge applicable to the plan.

  . Group Solicited Plan Terminations. Occasionally, an employer terminates a
    Section 401 Plan. If the employer or plan trustee enters into a written agreement with Princor permitting the group solicitation of the employees/ plan participants, the proceeds of distributions from such plans are eligible to purchase shares of the funds at net asset value. A redemption of such shares within 18 months after purchase are subject to a CDSC at the rate of 0.75% (0.25% for the LargeCap Stock Index and Limited Term Bond Funds) of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. The CDSC is waived in connection with 1) redemption of shares to satisfy IRS minimum distribution rules or 2) shares redeemed through a systematic withdrawal plan that permits up to 10% of the value of the shareholder's Class A shares of a Fund on the last business day of December each year to be withdrawn automatically in equal monthly installments throughout the year.

  . Other Employer Sponsored Princor Plans. When establishing an employer-sponsored Princor plan, the employer chooses whether to fund the plan with either Class A shares or Class B shares. If Class A shares are used to fund the plan, all plan investments are treated as made by a single investor to determine whether a reduced sales charge is available. The sales charge for purchases of less than $250,000 is 3.75% as a percentage of the offering price and 3.90% of the net amount invested. The regular sales charge table for Class A shares applies to purchases of $250,000 or more. If Class B shares are used to fund the plan and a plan participant has $250,000 or more invested in Class B shares, Class A shares are purchased with plan contributions attributable to the plan participant, unless the plan participant elects otherwise. Plan assets are not combined with investments made outside of the plan to determine the sales charge applicable to such investments. Investments made by plan participants outside of the plan are not included with plan assets to determine the sales charge applicable to the plan.


Shares of the funds are also available to participants of Princor 403(b) plans at the same sales charge levels available to other employer-sponsored Princor plans described above. However, contributions by plan participants are not combined to determine sales charges.


The Funds reserve the right to discontinue offering shares at net asset value and/or at a reduced sales charge at any time for new accounts and upon 60-days notice to shareholders of existing accounts. Other types of sponsored plans may be added in the future.


Class B shares
--------------
Class B shares are sold without an initial sales charge, although a CDSC is imposed if you redeem shares within six years of purchase. Class B shares purchased under certain sponsored Princor plans established after February 1, 1998, are subject to a CDSC of up to 3% if redeemed within five years of purchase. (See "Plans Other than Administered Employee Benefit Plans" above for discussion of sponsored Princor plans.) The following types of shares may be redeemed without charge at any time: a) shares acquired by reinvestment of distributions and b) shares otherwise exempt from the CDSC, as described below. Subject to the foregoing exclusions, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. Therefore, when a share is redeemed, any increase in its value above the initial purchase price is not subject to any CDSC. The amount of the CDSC will depend on the number of years since you invested and the dollar amount being redeemed, according to the following table:

                                           CDSC AS A % OF DOLLAR AMOUNT
                                           ----------------------------
                                                                                  FOR CERTAIN SPONSORED PLANS
                                                                                 PURCHASING SHARES AFTER 2/1/98
                                                                             -------------------------------
                                        ALL FUNDS EXCEPT     LARGECAP STOCK     ALL FUNDS EXCEPT      LARGECAP STOCK
                                         LARGECAP STOCK        INDEX AND         LARGECAP STOCK         INDEX AND
                                     INDEX AND LIMITED TERM   LIMITED TERM   INDEX AND LIMITED TERM    LIMITED TERM
 YEARS SINCE PURCHASE PAYMENTS MADE        BOND FUNDS          BOND FUNDS          BOND FUNDS           BOND FUNDS
 ----------------------------------  ----------------------  --------------  ----------------------  ----------------
 2 years or less                             4.00%               1.25%               3.00%                0.75%
 more than 2 years, up to 4 years            3.00                0.75                2.00                 0.50
 more than 4 years, up to 5 years            2.00                0.50                1.00                 0.25
 more than 5 years, up to 6 years            1.00                0.25                None                 None
 more than 6 years                            None                None               None                 None



In determining whether a CDSC is payable on any redemption, the Fund first redeems shares not subject to any charge, and then shares held longest during the six (five) year period. For information on how sales charges are calculated if shares are exchanged, see "How To Exchange Shares Among Principal Mutual Funds" in the Prospectus.


The CDSC is waived on redemptions of Class B shares which are sold:
.. due to a shareholder's death;
.. due to the shareholder's disability, as defined in the Internal Revenue Code of 1986 (the "Code"), as amended;
.. from retirement plans to satisfy minimum distribution rules or to satisfy substantially equal periodic payment calculation rules under the Code;
.. to pay surrender charges;
.. to pay retirement plan fees;
.. involuntarily from accounts with small balances (values of less than $300); .. through a systematic withdrawal plan that permits up to 10% of the value of a shareholder's Class B shares of a particular Fund on the last business day of December of each year to be withdrawn automatically in equal monthly installments throughout the year;
.. from a retirement plan to assure the plan complies with Sections 401(k),
  401(m), 408(k) or 415 of the Code; or
.. from retirement plans qualified under Section 401(a) of the Code due to the plan participant's death, disability, retirement or separation from service after attaining age 55.

Selected dealers may be paid a concession as shown:

                                                           % OF OFFERING PRICE
                                                           -------------------
 All purchases other than through Payroll Deduction
 Plans (PDP)
 All Funds except Cash Management, LargeCap Stock Index
 and Limited Term Bond                                            4.00%
 LargeCap Stock Index and Limited Term Bond                       1.25%
 PDP (accounts opened before March 1, 2002)
 All Funds except Cash Management, LargeCap Stock Index
 and Limited Term Bond                                            3.00%
 LargeCap Stock Index and Limited Term Bond                       0.75%


OFFERING PRICE
For all Funds except the Cash Management Fund
---------------------------------------------
As stated in the Prospectuses, the NAV of each Class of the Funds (except Cash Management Fund) is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). As stated in the Prospectus, the NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The share price for each class of shares for each Fund is determined by dividing the value of securities in the Fund's investment portfolio plus all other assets attributable to that class, less all liabilities attributable to that class, by the number of Fund sharesof that Class outstanding. In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Directors.


Trading in securities on foreign securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading may take place in various foreign markets on days which are not business days in New York and on which a Fund's NAV is not calculated. A Fund calculates its NAV per Class per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.


Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Bard as may from time to time be necessary.


Cash Management Fund
--------------------
The share price of each Class of shares of the Cash Management Fund is determined at the same time and on the same days as the Funds as described above. The share price is computed by dividing the total value of the Fund's securities and other assets, less liabilities, by the number of Fund shares outstanding.

All securities held by the Cash Management Fund are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.


Use of the amortized cost valuation method by the Cash Management Fund requires the Fund to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the Fund invests only in obligations determined by the Directors to be of high quality with minimal credit risks.


The Directors have established procedures for the Cash Management Fund designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Manager to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Directors promptly consider what action, if any, will be initiated. In the event the Directors determine that a deviation exists which may result in material dilution or other unfair results to shareholders, they take such corrective action as they regard as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.

MULTIPLE CLASS STRUCTURE


Rule 12b-1 of the 1940 Act, as amended, permits a mutual fund to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the Fund are made pursuant to a written plan adopted in accordance with the Rule. A majority of the Board of Directors of each Fund, including a majority of the Directors who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan and who are not "interested persons" as defined in the 1940 Act, adopted the Distribution Plans as described below. No such Plan was adopted for Class A shares of the Cash Management Fund. Shareholders of each class of shares of each Fund approved the adoption of the Plan for their respective class of shares.


CLASS A DISTRIBUTION PLAN
Each of the Funds, except the Cash Management Fund, has adopted a distribution plan for the Class A shares. The Class A Plan provides that the Fund makes payments from its assets to Princor pursuant to this Plan to compensate Princor and other selling Dealers for providing shareholder services to existing Fund shareholders and rendering assistance in the distribution and promotion of the Fund Class A shares to the public. The Fund pays Princor a fee after the end of each month at an annual rate no greater than 0.25% (0.15% for the LargeCap Stock Index and Limited Term Bond Funds) of the daily net asset value of the Fund. Princor retains such amounts as are appropriate to compensate for actual expenses incurred in distributing and promoting the sale of the Fund shares to the public but may remit on a continuous basis up to 0.25% (0.15% for the LargeCap Stock Index and Limited Term Bond Funds) to Registered Representatives and other selected Dealers (including for this purpose, certain financial institutions) as a trail fee in recognition of their services and assistance.

CLASS B DISTRIBUTION PLAN
Each Class B Plan provides for payments by the Fund to Princor at the annual rate of up to 1.00% (0.50% for the LargeCap Stock Index and Limited Term Bond Funds) of the Fund's average net asset attributable to Class B shares. Princor also receives the proceeds of any CDSC imposed on redemptions of such shares.

Although Class B shares are sold without an initial sales charge, Princor pays a sales commission equal to 4.00% (3.00% for certain sponsored plans or 1.25% for the LargeCap Stock Index and Limited Term Bond Funds) of the amount invested to dealers who sell such shares. These commissions are not paid on exchanges from other Principal Mutual Funds. In addition, Princor may remit on a continuous basis up to 0.25% (0.15% for the LargeCap Stock Index and Limited Term Bond Funds) to the Registered Representatives and other selected Dealers (including for this purpose, certain financial institutions) as a trail fee in recognition of their services and assistance.


GENERAL INFORMATION REGARDING DISTRIBUTION PLANS
A representative of Princor provides to each Fund's Board of Directors, and the Board reviews, at least quarterly, a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made.

Fees paid under a Fund's Rule 12b-1 Plan may not be used to finance the distribution of the shares of another Fund.


If expenses under a Class A or Class B Plan exceed the compensation limit for Princor described in the Plan in any one fiscal year, the Fund does not carry over such expenses to the next fiscal year. Under the Plans, the Funds have no legal obligation to pay any amount that exceeds the compensation limit. The Funds do not pay, directly or indirectly, interest, carrying charges, or other financing costs in association with these Plans. If the aggregate payments received by Princor under these Plans in any fiscal year exceed the expenditures made by Princor in that year pursuant to the Plan, Princor promptly reimburses the Fund for the amount of the excess.


The Tables below show, by Fund and Class, the amounts received by Princor less the amount of expenditures Princor incurred on behalf of that Fund/Class. The expenditure "Prospectus Printing" represents the sum spent on printing and mailing of prospectuses to other than current shareholders.


The Class A Share Distribution Plan expenditures for the last fiscal period of each of the Funds were as follows:

                                                             EXPENDITURES
                                 --------------------------------------------------------------------
                                                                         REGISTERED      REGISTERED       EXPENSES
                                   SALES    PROSPECTUS  BROKER-DEALER  REPRESENTATIVE  REPRESENTATIVE       LESS
 FUND                            BROCHURES   PRINTING   COMPENSATION    COMPENSATION     MATERIALS      FEES RECEIVED
 ----                            ---------   --------   ------------    ------------     ---------      -------------
 Balanced                         $10,044    $ 5,803      $ 32,635        $217,707        $ 6,279         $ 56,199
 Blue Chip                         16,794      9,711        59,000         337,616         10,893           78,113
 Bond                               9,066      6,185        68,749         270,629          6,888           26,804
 Capital Value                     16,164      8,937       121,935         475,695          9,807           50,137
 European Equity                    6,691      4,903           194          85,215         10,553          102,057
 Government Securities Income      10,092      6,959       119,643         370,881          7,663           17,882
 Growth                            27,265     16,109       163,327         713,593         17,701                0
 High Yield                         6,827      4,777        11,698         105,974          5,412           78,919
 International                     13,897     10,045        84,016         398,755         87,784          119,660
 International Emerging Markets     7,859      5,399         4,460         119,028         22,530          117,892
 International SmallCap            11,131      7,855        13,820         179,167         44,541          175,932
 LargeCap Stock Index               8,205      4,221         3,578         116,105          4,552          115,586
 Limited Term Bond                  5,614      3,858         8,175         100,747          4,437           78,814
 MidCap                            23,023     12,707       152,080         618,827         13,916           38,442
 Pacific Basin                      6,323      4,645           178          82,250         10,019           98,925
 Partners Equity Growth            18,035     11,541        13,795         253,397         13,176          203,252
 Partners LargeCap Blend           11,533      4,550           715          62,645          5,124           74,332
 Partners LargeCap Growth           9,194      5,918         1,868         111,621          6,671          118,200
 Partners LargeCap Value           10,889      4,888           672          65,496          5,531           76,549
 Partners MidCap Growth            11,861      7,491         5,178         138,478          8,218          141,494
 Partners SmallCap Growth          11,186      4,712           293          63,806          5,222           77,474
 Real Estate                        6,945      4,134         2,314          98,279          4,768           87,905
 SmallCap                          14,910      9,127        21,088         248,384         10,663          154,416
 Tax-Exempt Bond                    8,767      6,339        93,625         295,033          7,144                0
 Utilities                         11,919      7,088        52,677         226,691          7,614           74,476


The Class B Share Distribution Plan expenditures for the last fiscal period of each of the Funds were as follows:

                                                             EXPENDITURES
                                 --------------------------------------------------------------------
                                                                         REGISTERED      REGISTERED       EXPENSES
                                   SALES    PROSPECTUS  BROKER-DEALER  REPRESENTATIVE  REPRESENTATIVE       LESS
 FUND                            BROCHURES   PRINTING   COMPENSATION    COMPENSATION     MATERIALS      FEES RECEIVED
 ----                            ---------   --------   ------------    ------------     ---------      -------------
 Balanced                         $ 2,799     $1,825       $10,804        $147,983        $ 1,961         $  4,567
 Blue Chip                          6,239      3,898        25,694         360,383          4,399            7,675
 Bond                               3,053      2,156        14,943         222,835          2,370           53,924
 Capital Value                      3,840      2,344        18,400         250,569          2,668           28,478
 European Equity                    2,464      1,771           126          45,186          3,905           42,981
 Government Securities Income       3,900      2,808        22,921         401,315          2,909          172,825
 Growth                            10,115      6,344        46,488         624,748          6,849          103,313
 High Yield                         2,655      2,194         4,839          72,514          2,210           31,654
 International                      4,760      3,582        29,402         278,090         24,065           58,290
 International Emerging Markets     2,748      2,019         1,774          63,011          6,713           27,276
 International SmallCap             5,066      3,897         8,182         151,608         19,292           86,110
 LargeCap Stock Index               2,849      1,571           946          71,125          1,651           62,006
 Limited Term Bond                  2,333      1,710           947          82,477          1,882           67,468
 MidCap                             8,289      4,902        49,932         470,031          5,238           55,561
 Pacific Basin                      2,661      1,963           105          43,262          4,539           43,219
 Partners Equity Growth             7,654      5,049         6,368         367,913          5,520          235,791
 Partners LargeCap Blend            4,734      2,361           263          89,707          2,382           86,371
 Partners LargeCap Growth           3,839      2,523         1,002         122,710          2,695          109,669
 Partners LargeCap Value            3,317      1,704           262          72,210          1,845           66,818
 Partners MidCap Growth             4,424      3,037         1,635         183,841          3,193          159,780
 Partners SmallCap Growth           5,235      2,391            71          57,257          2,494           58,514
 Real Estate                        2,679      1,753         1,132          66,715          1,922           31,741
 SmallCap                           6,234      3,928         8,930         250,130          4,416           92,097
 Tax-Exempt Bond                    1,366      1,040         8,666          89,672          1,080           24,611
 Utilities                          5,520      3,449        15,676         193,704          3,670           42,514

TAXATION OF THE FUNDS


It is the policy of each Fund to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, each Fund intends to qualify for the tax treatment accorded to regulated investment companies under the applicable provisions of the Internal Revenue Code. This means that in each year in which a Fund qualifies, it is exempt from federal income tax upon the amount distributed to investors. The Tax Reform Act of 1986 imposed an excise tax on mutual funds that fail to distribute net investment income and capital gains by the end of the calendar year in accordance with the provisions of the Act. Each Fund intends to comply with the Act's requirements and to avoid this excise tax. If a Fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions (as long or short-term capital gains) of the Fund in the manner they were received by the Fund.


Dividends from net investment income will be eligible for a 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Funds from domestic corporations for the taxable year. Distributions from the Cash Management Fund and the Income-Oriented Funds are generally not eligible for the corporate dividend received deduction.


All taxable dividends and capital gains are taxable in the year in which distributed, whether received in cash or reinvested in additional shares. Dividends declared with a record date in December and paid in January are deemed to be distributed to shareholders in December. Each Fund informs its shareholders of the amount and nature of their taxable income dividends and capital gain distributions. Dividends from a Fund's net income and distributions of capital gains, if any, may also be subject to state and local taxation.


The Fund is required in certain cases to withhold and remit to the U.S. Treasury 30.5% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder 1) who has provided either an incorrect tax identification number or no number at all, 2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or 3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."


A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.


If a shareholder a) incurs a sales load in acquiring shares of the Fund, b) disposes of such shares less than 91 days after they are acquired and c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.


Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.


SPECIAL TAX CONSIDERATIONS
Tax-Exempt Bond Fund
--------------------
The Tax-Exempt Bond Fund also intends to qualify to pay "exempt-interest dividends" to its shareholders. An exempt-interest dividend is that part of dividend distributions made by the Fund which consist of interest received by that Fund on tax-exempt Municipal Obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Fund shareholders that are corporations must include exempt-interest dividends in determining whether they are subject to the corporate alternative minimum tax. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item in determining whether they are subject to the alternative minimum tax. The Fund may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.

If a shareholder receives an exempt-interest dividend with respect to shares of the Funds held for six months or less, then any loss on the sale or exchange of such shares, to the extent of the amount of such dividend, is disallowed. If a shareholder receives a capital gain dividend with respect to shares held for six months or less, then any loss on the sale or exchange of such shares is treated as a long term capital loss to the extent the loss exceeds any exempt-interest dividend received with respect to such shares, and is disallowed to the extent of such exempt-interest dividend.


Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of this Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) under Section 147(a) of the Code of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund.


From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. If legislation is enacted that eliminates or significantly reduces the availability of Municipal Obligations, it could adversely affect the ability of the Fund to continue to pursue its investment objectives and policies. In such event, the Fund would reevaluate its investment objectives and policies.


International Growth-Oriented Funds
-----------------------------------
In each fiscal year when, at the close of such year, more than 50% of the value of the total assets of these Funds are invested in securities of foreign corporations, the Fund may elect pursuant to Section 853 of the Code to permit shareholders to take a credit (or a deduction) for foreign income taxes paid by the Fund. In that case, shareholders should include in their report of gross income in their federal income tax returns both cash dividends received from the Fund and the amount which the Fund advises is their pro-rata portion of foreign income taxes paid with respect to, or withheld from, dividends and interest paid to the Fund from its foreign investments. Shareholders are then entitled to subtract from their federal income taxes the amount of such taxes withheld, or treat such foreign taxes as a deduction from gross income, if that should be more advantageous. As in the case of individuals receiving income directly from foreign sources, the above-described tax credit or tax deduction is subject to certain limitations. Shareholders or prospective shareholders should consult their tax advisors on how these provisions apply to them.

Futures Contracts and Options
-----------------------------
As previously discussed, some of the Funds invest in futures contracts or options thereon, index options or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term and unrealized gains or losses on such positions are not realized at year-end. The straddle provisions of the Code may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year. The Code may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.

CALCULATION OF PERFORMANCE DATA


FOR ALL FUNDS EXCEPT THE CASH MANAGEMENT FUND
A Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

Comparative performance information may be used from time to time in advertising the Funds, including appropriate market indices including the benchmarks shown in the prospectus for the Funds or data from Lipper, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.


From time to time, the Funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: 1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); 2) discussions of general economic trends; 3) presentations of statistical data to supplement such discussions; 4) descriptions of past or anticipated portfolio holdings for one or more of the Funds; 5) descriptions of investment strategies for one or more of the Funds; 6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; 7) comparisons of investment products (including the Funds) with relevant markets or industry indices or other appropriate benchmarks; 8) discussions of fund rankings or ratings by recognized rating organizations; and 9) discussions of various statistical methods quantifying the Fund's volatility relative to its benchmark or to past performance, including risk adjusted measures. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.


Cash Management Fund Yield
--------------------------
The Cash Management Fund may advertise its yield and its effective yield. Yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. As of October 31, 2001, the Cash Management Fund's yield was 2.28% for Class A and
1.55% for Class B. Because realized capital gains or losses in a Fund's portfolio are not included in the calculation, the Fund's net investment income per share for yield purposes may be different from the net investment income per share for dividend purposes, that includes net short-term realized gains or losses on the Fund's portfolio.

Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The resulting effective yield figure is carried to at least the nearest hundredth of one percent. As of October 31, 2001, the Cash Management

Fund's effective yield was 2.30% for Class A and 1.56% for Class B.


The yield quoted at any time for the Cash Management Fund represents the amount that was earned during a specific, recent seven-day period and is a function of the quality, types and length of maturity of instruments in the Fund's portfolio and the Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. This means that the portfolio has an average maturity of a stated number of days for its issues. The calculation is weighted by the relative value of each investment.

The yield for the Cash Management Fund fluctuates daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. There is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Fund is not insured. Investors comparing results of the Cash Management Fund with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Fund.


Total Return for all other Funds
--------------------------------
When advertising total return figures, each of the other Funds will include its average annual total return for each of the one, five and ten year periods that end on the last day of the most recent calendar quarter. Average annual total return is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. In its advertising, a Fund may also include average annual total return for some other period or cumulative total return for a specified period. Cumulative total return is computed by dividing the ending redeemable value (assuming the reinvestment of all dividends and capital gains distributions at net asset value) by the initial investment.

The following table shows as of October 31, 2001 average annual returns (net of sales charge) for Class A shares for each of the Funds for the periods indicated. Class A shares are generally sold subject to a sales charge.

 FUND                              1-YEAR          5-YEAR          10-YEAR
 Balanced                         -17.03%          2.76%            6.68%
 Blue Chip                        -32.02           2.56            7.37/(1)/
 Bond                               9.51           5.64             7.13
 Capital Value                    -17.43           2.94             8.53
 European Equity                  -30.59         -28.62/(2)/
 Government Securities Income       6.32           6.27             6.74
 Growth                           -44.63           1.80             7.51
 High Yield                        -8.94          -0.26             4.80
 International Emerging
 Markets                          -29.40         -9.14/(3)/
 International                    -32.02          -0.03             6.19
 International SmallCap           -36.21          4.57/(3)/
 LargeCap Stock Index             -26.57         -14.44/(4)/
 Limited Term Bond                  9.74           6.13            6.05/(5)/
 MidCap                           -13.45           6.93            11.42
 Pacific Basin                    -39.44         -35.19/(2)/
 Partners Equity Growth           -36.13         -14.81/(6)/
 Partners LargeCap Blend          -14.29/(7)/
 Partners LargeCap Growth         -48.00         -41.15/(4)/
 Partners LargeCap Value          -4.95/(7)/
 Partners MidCap Growth           -52.31         -40.86/(4)/
 Partners SmallCap Growth         -40.57/(7)/
 Real Estate                        3.34          0.46/(//8//)/
 SmallCap                         -23.20         -1.22/(//8//)/
 Tax-Exempt Bond                    4.10           4.50             5.88
 Utilities                        -29.27           6.54            6.95/(//9//)/


 (1)Period beginning March 1, 1991 and ending October 31, 2001.
 (2)Period beginning May 1, 2000 and ending October 31, 2001.
 (3)Period beginning August 29, 1997 and ending October 31, 2001.
 (4)Period beginning March 1, 2000 and ending October 31, 2001.
 (5)Period beginning February 29, 1996 and ending October 31, 2001.
 (6)Period beginning November 1, 1999 and ending October 31, 2001.
 (7)Period beginning December 22, 2000 and ending October 31, 2001.
 (8)Period beginning December 31, 1997 and ending October 31, 2001.
 (9)Period beginning December 16, 1992 and ending October 31, 2001.

The following table shows as of October 31, 2001 average annual returns (net of CDSC) for Class B shares for each of the Funds for the periods indicated.

 FUND                              1-YEAR          5-YEAR          10-YEAR
 ----                              ------          ------          -------
 Balanced                         -16.89%          2.68%           6.75%/(1)/
 Blue Chip                        -31.95           2.42           8.05/(1)/
 Bond                              10.23           5.57           7.36/(1)/
 Capital Value                    -17.26           2.83           9.10/(1)/
 European Equity                  -30.66         -28.80/(2)/
 Government Securities Income       6.82           6.24           7.78/(1)/
 Growth                           -43.71           1.94           7.14/(1)/
 High Yield                        -8.68          -0.43           3.04/(1)/
 International Emerging
 Markets                          -29.35         -9.09/(3)/
 International                    -31.57           0.04           3.96/(1)/
 International SmallCap           -35.73          4.82/(3)/
 LargeCap Stock Index             -26.58         -14.60/(4)/
 Limited Term Bond                  9.59           5.95           5.87/(5)/
 MidCap                           -12.06           7.20           12.54/(1)/
 Pacific Basin                    -39.37         -35.14/(2)/
 Partners Equity Growth           -36.00         -15.03/(6)/
 Partners LargeCap Blend          -14.18/(7)/
 Partners LargeCap Growth         -47.96         -41.27/(4)/
 Partners LargeCap Value          -4.77/(7)/
 Partners MidCap Growth           -52.32         -41.05/(4)/
 Partners SmallCap Growth         -40.48/(7)/
 Real Estate                        3.76          0.41/(//8//)/
 SmallCap                         -22.72         -1.24/(//8//)/
 Tax-Exempt Bond                    4.70           4.67           6.91/(//1//)/
 Utilities                        -28.73           6.48           9.32/(//1//)/

 (1)Period beginning December 9, 1994 and ending October 31, 2001.
 (2)Period beginning May 1, 2000 and ending October 31, 2001.
 (3)Period beginning August 29, 1997 and ending October 31, 2001.
 (4)Period beginning March 1, 2000 and ending October 31, 2001.
 (5)Period beginning February 29, 1996 and ending October 31, 2001.
 (6)Period beginning November 1, 1999 and ending October 31, 2001.
 (7)Period beginning December 22, 2000 and ending October 31, 2001.
 (8)Period beginning December 31, 1997 and ending October 31, 2001.

YIELD
Income-Oriented Funds
---------------------
Each Income-Oriented Fund computes a yield by:
.. calculating net investment income per share for a 30 day (or one month) period .. dividing the annualized net investment income by the maximum public offering price for Class A shares or the net asset value for Class B shares for the last day of the same period
.. annualizing net investment income per share, assuming semi-annual compounding.

The following table shows the yield for the Income-Oriented Funds:

                                                YIELD AS OF OCTOBER 31, 2001
                                                ----------------
 FUND                                             CLASS A          CLASS B
 ----                                             -------          -------
 Bond                                               4.37%            3.87%
 Government Securities Income                       4.89             4.39
 High Yield                                        11.00            10.45
 Limited Term Bond                                  4.03             3.61
 Tax-Exempt Bond                                    3.35             2.78

Tax-Equivalent Yield - Tax-Exempt Bond Fund Only
------------------------------------------------
The Tax-Exempt Bond Fund computes a tax-equivalent yield by: ((Tax-exempt portion of the yield/ divided by (1 minus the tax bracket)) plus (any portion of the yield which is not tax-exempt).

                                     TAX-EQUIVALENT YIELD AS OF OCTOBER 31, 2001
                                     ------------------------
                        28.0% ASSUMED TAX RATE  36.0% ASSUMED TAX RATE  39.6% ASSUMED TAX RATE
                        ----------------------  ----------------------  ----------------------
 Class A                        4.65%                   5.23%                   5.55%
 Class B                        3.86                    4.34                    4.60



THE POWER OF COMPOUNDING
A Fund may include in its advertisements the compounding effect of reinvested dividends over an extended period of time as shown in the following illustrations.

     (chart)
Year     6%      8%         10%
  0   $10,000   $10,000  $10,000
 20   $32,071   $46,610  $67,275


Fund shareholders who reinvest their distributions get the advantage of compounding. Here's what happens to a $10,000 investment with monthly income reinvested at 6 percent, 8 percent and 10 percent over 20 years.


These figures assume no change in the value of principal. This chart is for illustration purposes only and is not an indication of the results a shareholder may receive as a shareholder of a specific Fund. The return and capital value of an investment in a Fund vary so that the value, when redeemed, may be worth more or less than the original cost.


A Fund may also include in its advertisements an illustration of the impact of income taxes and inflation on earnings from bank certificates of deposit ("CD's"). The interest rate on the hypothetical CD will be based upon average CD rates for a stated period as reported in the Federal Reserve Bulletin. The illustrated annual rate of inflation will be the core inflation rate as measured by the Consumer Price Index for the 12-month period ended as of the most recent month prior to the advertisement's publication. The illustrated income tax rate may include any federal income tax rate that may apply to individuals at the time the advertisement is published. Any such advertisement will indicate that, unlike bank CD's, an investment in the Fund is not insured nor is there any guarantee that the Fund's net asset value or any stated rate of return will remain constant.


An example of a typical calculation included in such advertisements is as follows: the after-tax and inflation-adjusted earnings on a bank CD, assuming a $10,000 investment in a six-month bank CD with an annual interest rate of 2.26% (monthly average six-month CD rate for the month of October, 2001, as reported in the Federal Reserve Bulletin) and an inflation rate of 1.9% (rate of inflation for the 12-month period ended October 31, 2001 as measured by the Consumer Price Index) and an income tax bracket of 28% would be $(14).

        ($10,000 x 2.26%) / 2 = $113 Interest for six-month period
                                - 32 Federal income taxes (28%)
                                - 95 Inflation's impact on invested principal
                                 $(10,000 x 1.9%) / 2
                                ($14) After-tax, inflation-adjusted earnings



A Fund may also include in its advertisements an illustration of tax-deferred accumulation versus currently taxable accumulation in conjunction with the Fund's use as a funding vehicle for 403(b) plans, IRAs or other retirement plans. The illustration set forth below assumes a monthly investment of $200, an annual return of 8% compounded monthly, and a 28% tax bracket.


The information is for illustrative purposes only and is not meant to represent the performance of any of the Funds. An investment in the Funds is not guaranteed; values and returns generally vary with changes in market conditions.

TAX-DEFERRED VS. TAXABLE SAVINGS PLAN

                          _______________________________________  - $300,059

                          ---------------------------------------

                          _______________________________________  --- $192,844

                          ---------------------------------------

                          ---------------------------------------

                          ---------------------------------------

                          ---------------------------------------
                   Years:  5    10    15    20    25    30

                      -    With a tax-deferred savings plan
                      ---    Without a tax-deferred savings plan


GENERAL INFORMATION


Principal LargeCap Stock Index Fund, Inc. only
----------------------------------------------
The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to Fund shareholders or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Principal Life Insurance Company and the Manager is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index which is determined, composed and calculated by S&P without regard to Principal Life Insurance Company, the Manager or the Fund. S&P has no obligation to take the needs of Principal Life Insurance Company, the Manager or Fund shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA CONTAINED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE COMPANY, THE MANAGER, FUND SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIES WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


FINANCIAL STATEMENTS


The financial statements for the Funds for the year ended October 31, 2001 are a part of this Statement of Additional Information. The financial statements appear in the Annual Reports to Shareholders. Reports on those statements from Ernst & Young LLP, independent auditors, are included in the Annual Report and are also a part of this Statement of Additional Information. The Annual Reports are furnished, without charge, to investors who request copies of the Statement of Additional Information.

APPENDIX A


Description of Bond Ratings:


Moody's Investors Service, Inc. Bond Ratings


Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


CONDITIONAL RATING: Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These bonds secured by a) earnings of projects under construction, b) earnings of projects unseasoned in operation experience, c) rentals which begin when facilities are completed, or d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3 and MIG 4; MIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2 denotes "high quality" with "ample margins of protection"; MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades"; MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."


Description of Moody's Commercial Paper Ratings


Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:


Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.


Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.


Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.


Issuers rated Not Prime do not fall within any of the Prime rating categories.


Description of Standard & Poor's Corporation's Debt Ratings:


A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.


The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.


The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.


The ratings are based, in varying degrees, on the following considerations:


I. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;


II. Nature of and provisions of the obligation;


III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.


AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's.
     Capacity to pay interest and repay principal is extremely strong.


AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A: Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.


BB, B, CCC, CC: Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


C: The rating "C" is reserved for income bonds on which no interest is being paid.


D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.


Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.


NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.


Standard & Poor's, Commercial Paper Ratings


A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:


A: Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.


A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.


A-2: Capacity for timely payment on issues with this designation is strong.
     However, the relative degree of safety is not as high as for issues designated "A-1".


A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.


B: Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.


D: This rating indicates that the issue is either in default or is expected to be in default upon maturity.


The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.


Standard & Poor's rates notes with a maturity of less than three years as follows:


SP-1: A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.


SP-2: A satisfactory capacity to pay principal and interest.


SP-3: A speculative capacity to pay principal and interest.

APPENDIX B

The following table shows the symbol assigned by the NASDAQ Mutual Fund Quotation Service to eligible classes of Funds as of February 11, 2002:

        SYMBOL          FUND
        ------          ----
        PRMGX           Principal Balanced Fund, Inc. Class A
        PBABX           Principal Balanced Fund, Inc. Class B
        PBLCX           Principal Blue Chip Fund, Inc. Class A
        PBLBX           Principal Blue Chip Fund, Inc. Class B
        PRBDX           Principal Bond Fund, Inc. Class A
        PROBX           Principal Bond Fund, Inc. Class B
        PCSXX           Principal Cash Management Fund, Inc. Class A
        PRGVX           Principal Government Securities Income Fund, Inc. Class
        PGVBX           A
        PLSAX           Principal LargeCap Stock Index Fund, Inc. Class A Alass
        PRIBX           Principal LargeCap Stock Index Fund, Inc. Class B B
        PLTBX           Principal Limited Term Bond Fund, Inc. Class A lnc.
        PEMGX           Principal MidCap Fund, Inc. Class A
        PRMBX           Principal MidCap Fund, Inc. Class B
        PGGAX           Principal Partners Equity Growth Fund, Inc. Class A
        PBAGX           Principal Partners Equity Growth Fund, Inc. Class B
        PLRAX           Principal Partners LargeCap Blend Fund, Inc. Class A
        PLCAX           Principal Partners LargeCap Growth Fund, Inc. Class A
        PPVAX           Principal Partners LargeCap Value Fund, Inc. Class A
        PPMGX           Principal Partners MidCap Growth Fund, Inc. Class A
        PPGFX           Principal Partners MidCap Growth Fund, Inc. Class B
        PPSMX           Principal Partners SmallCap Growth Fund, Inc. Class A
        PRRAX           Principal Real Estate Fund, Inc. Class A
        PLLAX           Principal SmallCap Fund, Inc. Class A
        PLLBX           Principal SmallCap Fund, Inc. Class B
        PTBDX           Principal Tax-Exempt Bond Fund, Inc. Class A
        PUTLX           Principal Utilities Fund, Inc. Class A
        PRUBX           Principal Utilities Fund, Inc. Class B

APPENDIX C

The following information summarizes the portfolio of each Fund (as of December 31, 2001) except the Cash Management Fund. The information provided for the Growth-Oriented Funds shows the largest industry holdings (as a % of Fund assets) and the largest equity holdings (as a % of Fund assets). In addition, country concentrations (as a % of Fund assets) are shown for the International Growth-Oriented Funds. The information for the Growth-Oriented Funds includes the portfolio composition and the maturity profile.


                        PRINCIPAL BALANCED FUND, INC.
             TOP INDUSTRIES                           TOP HOLDINGS
------------------------------             ---------------------------------
FGLMC Single Family
30yr                           5.6%        FHLMC                         6.5%
Telephone-Integrated           5.3%        FNMA                          3.9%
Medical-Drugs                  4.7%        Citigroup                     2.1%
Money Center Banks             4.6%        Pfizer                        2.0%
                                           Investment in Joint
Oil Company-Integrated         3.5%        Trading Account; Citicorp     1.7%
Other                         76.3%        U.S. Treasury                 1.7%
                                           AOL Time Warner               1.4%
                                           Federal National Mortgage
                                           Association                   1.3%
                                           General Electric              1.3%
                                           Johnson & Johnson             1.2%
                                            Percent of Total Holdings   23.1%


                       PRINCIPAL BLUE CHIP FUND, INC.
             TOP INDUSTRIES                           TOP HOLDINGS
-------------------------------            --------------------------------
                                           Investment in Joint
Medical-Drugs                  7.3%        Trading Account; Citicorp     4.7%
Diversified
Manufacturing
Operations                     7.0%        General Electric              3.9%
Telephone-Integrated           5.2%        Citigroup                     3.1%
Money Center Banks             4.7%        Microsoft                     3.0%
                                           American International
Oil Company-Integrated         4.1%        Group                         2.9%
Other                         71.7%        Pfizer                        2.6%
                                           Wal-Mart Stores               2.6%
                                           iShares S&P 500 Index Fund    2.2%
                                           Johnson & Johnson             2.1%
                                           Tyco International            2.1%
                                            Percent of Total Holdings   29.2%

                     PRINCIPAL CAPITAL VALUE FUND, INC.
             TOP INDUSTRIES                           TOP HOLDINGS
-----------------------------------        --------------------------------
Telephone-Integrated          11.7%        Procter & Gamble              3.3%
Electric-Integrated            9.0%        AT&T                          2.8%
Oil Company-Integrated         7.1%        Philip Morris                 2.7%
Commercial Banks               6.5%        Exxon Mobil                   2.7%
Money Center Banks             4.4%        Bank of America               2.6%
Other                         61.3%        SBC Communications            2.4%
                                           Dominion Resources            2.4%
                                           Verizon Communications        2.2%
                                           ChevronTexaco                 2.2%
                                           Federal National Mortgage
                                           Association                   3.1%
                                            Percent of Total Holdings   26.4%

                         PRINCIPAL GROWTH FUND, INC.
               TOP INDUSTRIES                           TOP HOLDINGS
--------------------------------               ----------------------------
Medical-Drugs                     10.3%        Pfizer, Inc.              7.9%
Medical Instruments                7.1%        General Electric          5.1%
Semiconductor
Component-Integrated
Circuits                           5.5%        Johnson & Johnson         5.0%
Diversified Manufacturing
Operations                         5.1%        Medtronic                 4.9%
Medical Products                   5.0%        Bed Bath & Beyond         4.6%
Other                             67.0%        Comcast                   4.2%
                                               Cisco Systems             3.7%
                                               Citigroup                 3.5%
                                               Cardinal Health           3.3%
                                               Maxim Integrated
                                               Products                  3.2%
                                                     Percent of Total
                                                             Holdings   45.4%


                  PRINCIPAL LARGECAP STOCK INDEX FUND, INC.
             TOP INDUSTRIES                           TOP HOLDINGS
------------------------------------------ --------------------------------
                                           Investment in Joint
                                           Trading Account; Student
Medical-Drugs                  7.7%        Loan Marketing Association    3.9%
Diversified
Manufacturing
Operations                     5.9%        General Electric              3.7%
Oil Company-Integrated         5.0%        Microsoft                     3.3%
Telephone-Integrated           4.8%        Exxon Mobil                   2.5%
Finance-Consumer Loans         4.3%        Wal-Mart Stores               2.4%
Other                         72.3%        Citigroup                     2.3%
                                           Pfizer                        2.3%
                                           Intel                         1.9%
                                           International Business
                                           Machines                      1.9%
                                           American International
                                           Group                         1.9%
                                            Percent of Total Holdings   26.1%


                         PRINCIPAL MIDCAP FUND, INC.
             TOP INDUSTRIES                           TOP HOLDINGS
----------------------------               --------------------------------
 Publicly Traded                           Investment in Joint
 Investment Fund              6.6%         Trading Account; Citicorp     4.5%
 Miscellaneous                             S&P MidCap 400 Depository
 Investing                    6.1%         Receipts                      3.4%
                                           International Game
 Computer Services            5.8%         Technology                    3.0%
 Medical Instruments          5.6%         IMS Health                    2.8%
 Money Center Banks           4.5%         General Electric Capital      2.7%
 Other                                     TCF Financial                 2.6%
                                           Biogen                        2.5%
                                           AmerisourceBergen             2.1%
                                           Sungard Data Systems          2.0%
                                           CenturyTel                    1.9%
                                            Percent of Total Holdings   27.5%


                 PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.
               TOP INDUSTRIES                           TOP HOLDINGS
--------------------------------------------   ----------------------------
 Diversified Manufacturing
 Operations                       12.6%        Tyco International        7.8%
 Medical-Drugs                    11.9%        General Electric          4.8%
 Electronic
 Components-Semiconductor          5.6%        Pfizer                    4.8%
 Applications Software             5.1%        Microsoft                 4.3%
                                               Federal Home Loan
 Computers                         4.2%        Mortgage                  4.0%
 Other                                         Intel                     3.8%
                                               Citigroup                 3.1%
                                               Home Depot                3.0%
                                               American Home Products    2.5%
                                               International Business
                                               Machines                  2.3%
                                                     Percent of Total
                                                             Holdings   40.4%

                PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.
               TOP INDUSTRIES                           TOP HOLDINGS
---------------------------------------------  -----------------------------
 Medical-Drugs                    10.6%        Baxter International       2.1%
 Diversified Manufacturing
 Operations                        4.1%        Citigroup                  1.9%
 Oil Company-Integrated            3.6%        American Home Products     1.7%
 Electric-Integrated               3.5%        Pepsico                    1.6%
 Telephone-Integrated              3.1%        Pharmacia                  1.6%
 Others                           75.1%        Exxon Mobil                1.5%
                                               Nike                       1.5%
                                               Pfizer                     1.5%
                                               St. Jude Medical           1.5%
                                               RJ Reynolds Tobacco
                                               Holdings                   1.4%
                                                     Percent of Total
                                                             Holdings   16.3%


                PRINCIPAL PARTNERS LARGECAP GROWTH FUND, INC.
               TOP INDUSTRIES                           TOP HOLDINGS
---------------------------------------------- -----------------------------
 Medical-Drugs                    11.8%        First Data                 5.8%
 Data Processing &
 Management                        8.9%        Kohls                      5.4%
 Networking Products               6.8%        Microsoft                  4.6%
 Medical-Biomedical/Gene           6.5%        Genzyme                    4.3%
 Retail-Regional
 Department Store                  5.4%        Concord EFS                4.2%
 Other                                         Citigroup                  4.2%
                                               Electronic Data
                                               Systems                    4.1%
                                               American International
                                               Group                      4.0%
                                               King Pharmaceuticals       4.0%
                                               eBay                       3.6%
                                                     Percent of Total
                                                             Holdings   44.2%


                PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.
             TOP INDUSTRIES                           TOP HOLDINGS
----------------------------------------------------------------------------
 Telephone-Integrated         10.0%        Exxon Mobil                    4.2%
 Regional Banks                9.5%        Citigroup                      3.7%
 Oil
 Company-Integrated            8.6%        Verizon Communications         2.6%
 Money Center Banks            5.3%        Bank of America                2.5%
 Electric-Integrated           4.6%        SBC Communications             2.1%
 Other                                     ChevronTexaco                  1.8%
                                           AT&T                           1.7%
                                           Philip Morris                  1.7%
                                           Wells Fargo                    1.5%
                                           Federal National Mortgage
                                           Association                    1.5%
                                            Percent of Total Holdings   23.3%

                 PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.
               TOP INDUSTRIES                           TOP HOLDINGS
--------------------------------------------   -----------------------------
 Medical-Biomedical/Gene           7.4%        Broadcom                   2.0%
 Electronic
 Components-Semiconductor          6.8%        Guidant                    2.0%
 Semiconductor Equipment           3.2%        Polycom                    1.8%
 Semiconductor
 Component-Integrated
 Circuits                          3.2%        Genzyme                    1.8%
 Medical Instruments               3.2%        QLogic                     1.8%
 Other                           76.2%         Globespan Virata           1.7%
                                               Idec Pharmaceuticals       1.6%
                                               King Pharmaceuticals       1.6%
                                               Sanmina                    1.5%
                                               Laboratory Corp. of
                                               America Holdings           1.3%
                                                     Percent of Total
                                                             Holdings   17.1%

                PRINCIPAL PARTNERS SMALLCAP GROWTH FUND, INC.
               TOP INDUSTRIES                           TOP HOLDINGS
---------------------------------------------- ---------------------------
 Electronic                                    Corporate Executive
 Components-Semiconductor          8.0%        Board                     2.9%
 Medical-Biomedical/Gene           7.6%        UTStarcom                 2.2%
 Medical-Drugs                     5.6%        McData                    2.2%
                                               Investors Financial
 Commercial Services               4.0%        Services                  2.2%
 Applications Software             3.7%        Celgene                   2.1%
 Other                           71.1%         Cerner                    1.9%
                                               Cree                      1.8%
                                               First Horizon
                                               Pharmaceutical            1.8%
                                               Affiliated Managers
                                               Group                     1.7%
                                               NETIQ                     1.6%
                                                     Percent of Total
                                                             Holdings


                      PRINCIPAL REAL ESTATE FUND, INC.
             TOP INDUSTRIES                           TOP HOLDINGS
---------------------------------          -------------------------------
Office & Industrial                        Equity Office Properties
REITs                                      Trust                         9.3%
                                           Equity Residential
 Apartment REITs              20.3%        Properties Trust              5.8%
 Shopping Center REITs        12.0%        Vornado Realty Trust          4.7%
 Mall REITs                    9.0%        Public Storage                4.6%
 Diversified REITs             8.2%        Simon Property Group          3.8%
Other                        16.0%         Kimco Realty                  3.7%
                                           Archstone-Smith Trust         3.0%
                                           CarrAmerica Realty            3.0%
                                           Mack-Cali Realty              2.9%
                                           Prologis Trust                2.9%
                                            Percent of Total Holdings

                        PRINCIPAL SMALLCAP FUND, INC.
              TOP INDUSTRIES                           TOP HOLDINGS
------------------------------               ------------------------------
 Miscellaneous Investing         4.5%        Amylin Pharmaceuticals      1.0%
 Commercial Banks                4.3%        Intuitive Surgical          0.9 %
 Medical-Biomedical/Gene         3.5%        Metron Technology           0.9 %
                                             Inhale Therapeutic
 Therapeutics                    3.1%        Systems                     0.9 %
 Semiconductor Equipment         2.9%        SBA Communications          0.9 %
 Other                          81.7%        Peoples Energy              0.8 %
                                             Fleming                     0.8 %
                                             Insituform Technologies     0.8 %
                                             IndyMac Bancorp             0.7 %
                                             COR Therapeutics            0.7 %
                                                     Percent of Total
                                                             Holdings   8.4%

                       PRINCIPAL UTILITIES FUND, INC.
             TOP INDUSTRIES                           TOP HOLDINGS
-------------------------------            ---------------------------------
 Electric-Integrated         44.8%         Duke Energy                    5.3%
                                           Investment in Joint
 Telephone-Integrated         16.9%        Trading Account; Citicorp      4.5%
 Pipelines                     9.6%        General Electric Capital       4.5%
 Independent Power
 Producer                      7.5%        Dominion Resources             4.2%
 Money Center Banks            4.5%        Verizon Communications         4.0%
 Other                       16.7%         SBC Communications             3.9%
                                           El Paso                        3.4%
                                           Entergy                        3.1%
                                           Exelon                         3.1%
                                           Williams                       3.0%
                                            Percent of Total Holdings   39.0%

                         PRINCIPAL EUROPEAN EQUITY FUND, INC.
        TOP INDUSTRIES           INVESTMENTS BY COUNTRY           TOP HOLDINGS
--------------------------------------------------------  -----------------------------
                                                          Koninklijke Philips
Electric-Integrated      12.9%   United Kingdom   31.5%   Electronics               4.9%
Money Center Banks       11.0%   France           20.0%   TotalFinaElf              4.6%
Oil Company-Integrated    8.2%   Netherlands      14.4%   Vodafone Group            4.5%
Multi-line Insurance      5.3%   Switzerland      10.4%   Aventis                   4.2%
Cellular
Telecommunications        5.2%   Germany          10.3%   GlaxoSmithKline           4.0%
Other                    57.4%   Other            13.4%   ING Groep                 3.5%
                                                          Deutsche Bank             2.7%
                                                          Abbey National            2.5%
                                                          Bayerische Motoren
                                                          Werke                     2.4%
                                                          Groupe Danone             2.1%
                                                                Percent of Total
                                                                        Holdings   35.4%


                       PRINCIPAL INTERNATIONAL EMERGING MARKETS FUND, INC.
            TOP INDUSTRIES                INVESTMENTS BY COUNTRY           TOP HOLDINGS
----------------------------------------------------------------   -----------------------------
Semiconductor
Component-Integrated
Circuits                      7.8%       Korea             18.9%   Samsung Electronics       4.4%
                                                                   Taiwan Semiconductor
Commercial Banks              7.7%       Taiwan            13.1%   Manufacturing             4.0%
                                                                   United
Telephone-Integrated          5.4%       Mexico            11.8%   Microelectronics          3.2%
Electronic
Components-Miscellaneous      5.2%       Brazil             9.4%   Telefonos de Mexico       2.6%
Cellular                                                           Tele Norte Leste
Telecommunications            5.0%       Russia             6.0%   Participacoes             2.2%
Other                        68.9%       Other             40.8%   America Movil             2.1%
                                                                   SK Telecom                1.8%
                                                                   Unified Energy Systems    1.8%
                                                                   Sappi                     1.7%
                                                                   Kookmin Bank              1.6%
                                                                         Percent of Total
                                                                                 Holdings   25.4%



                            PRINCIPAL INTERNATIONAL FUND, INC.
         TOP INDUSTRIES            INVESTMENTS BY COUNTRY           TOP HOLDINGS
----------------------------------------------------------  -----------------------------
                                                            Muenchener
Money Center Banks        12.3%    United Kingdom   20.1%   Rueckversicherungs-Gesell 2.7%t
Medical-Drugs              8.4%    France           12.8%   TotalFinaElf              2.6%
                                                            General Electric
Oil Company-Integrated     6.8%    Japan             9.7%   Capital                   2.6%
Multi-line Insurance       4.9%    Germany           9.2%   Vodafone Group            2.3%
Commercial Banks           4.5%    Netherlands       8.3%   Fortis                    2.2%
Other                     63.1%    Other            39.9%   ING Groep                 2.2%
                                                            UBS                       2.2%
                                                            Aventis                   2.1%
                                                            Credit Suisse Group       2.1%
                                                            ENI                       1.9%
                                                                  Percent of Total
                                                                          Holdings   22.9%

                        PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.
          TOP INDUSTRIES            INVESTMENTS BY COUNTRY           TOP HOLDINGS
-----------------------------------------------------------  -----------------------------
Computer & Data                                              Grupo Auxiliar
Processing                 7.7%     United Kingdom   18.7%   Metalurgico, S.A.         2.3%
Finance-Investment
Banker & Broker            4.3%     Australia        10.8%   Anglo Irish Bank          2.2%
Airlines                   3.4%     Canada           10.4%   Union Bank of Norway      2.1%
Engineering/Research &
Development Services       3.2%     Ireland           6.2%   Persimmon                 2.0%
Medical-Biomedical/Gene    3.2%     Japan             6.2%   Theil Logistik            2.0%
Other                     78.2%     Other            47.7%   Van Der Moolen Holding    1.9%
                                                             Molson                    1.9%
                                                             Grupo Dragados            1.8%
                                                             Industrial-Alliance
                                                             Life Insurance            1.8%
                                                             Royal Group
                                                             Technologies              1.8%
                                                                   Percent of Total
                                                                           Holdings   19.8%


                           PRINCIPAL PACIFIC BASIN FUND, INC.
        TOP INDUSTRIES           INVESTMENTS BY COUNTRY           TOP HOLDINGS
-------------------------------------------------------   -----------------------------
Money Center Banks       7.0%   Japan             72.6%   Sony                      4.3%
Auto-Cars & Light
Trucks                   6.6%   Australia          8.2%   Toyota Motor              3.4%
Electronic
Components-Miscellaneous 5.6%   Hong Kong          6.8%   Orix                      3.1%
Computers-Integrated
Systems                  4.5%   Taiwan             3.1%   Aeon                      2.8%
Audio & Video Products   4.3%   Singapore          2.9%   NEC                       2.8%
                                                          Tokyo Broadcasting
Other                   72.0%   Other              6.4%   System                    2.6%
                                                          Fujitsu                   2.5%
                                                          Nissan Motor              2.5%
                                                          Yamada Denki              2.3%
                                                          Takeda Chemical
                                                          Industries                2.3%
                                                                Percent of Total
                                                                        Holdings   28.6%



                               PRINCIPAL BOND FUND, INC.
           PORTFOLIO COMPOSITION                           MATURITY PROFILE
----------------------------                  ------------------------------------------
Corporate Bonds                51.7%          Average Bond Quality                     AA3
U.S. Government Bonds          36.1%          Average Bond Maturity              8.0 years
Treasury Notes/Bonds            9.9%          Average Duration                   4.6 years
Commercial Paper                2.3%


                     PRINCIPAL GOVERNMENT SECURITIES INCOME FUND, INC.
             PORTFOLIO COMPOSITION                             MATURITY PROFILE
--------------------------------------------------------------------------------------------
U.S. Government Bonds            97.1%            Average Bond Quality                    AAA+
Commercial Paper                  2.9%            Average Bond Maturity              7.8 years
                                                  Average Duration                   3.2 years



                           PRINCIPAL HIGH YIELD FUND, INC.
          PORTFOLIO COMPOSITION                          MATURITY PROFILE
--------------------------------            ------------------------------------------
Corporate Bonds              99.3%          Average Bond Quality                     Ba3
Preferred Stock               0.3%          Average Bond Maturity              6.5 years
Commercial Paper              0.2%          Average Duration                   4.5 years
Common Stock                  0.2%

                         PRINCIPAL LIMITED TERM BOND FUND, INC.
           PORTFOLIO COMPOSITION                           MATURITY PROFILE
---------------------------------------       ------------------------------------------
Corporate Bonds                90.4%          Average Bond Quality                     AA3
U.S. Government Bonds           8.1%          Average Bond Maturity              3.2 years
Commercial Paper                1.5%          Average Duration                   2.6 years



                          PRINCIPAL TAX-EXEMPT BOND FUND, INC.
            PORTFOLIO COMPOSITION                           MATURITY PROFILE
-------------------------------------          ------------------------------------------
Revenue Bonds                   69.8%          Average Bond Quality                      AA
General Obligation
Bond                            28.5%          Average Bond Maturity             14.0 years
Cash & Equivalents               1.7%          Average Duration                   7.9 years

                           PART C. OTHER INFORMATION

Item 23.  Exhibits.
--------  ---------

     (a)  (1)       Articles Supplementary (filrd 2/26/96)
          (2)       Articles of Amendment and Restatement (filed 12/30/98)
          (3)       Articles Supplementary (filed 12/29/99)

     (b)            By-laws (filed 12/29/99)

     (d)  (1)       Management Agreement (filed 12/30/98)
          (2)       Sub-Advisory Agreement (filed 2/26/96)
          (3)       3rd Amdt. to Sub-Advisory Agreement w/Invista*

     (e)  (1)       Distribution Agreement (filed 2/26/96)
          (2)       Selling Agreement (filed 12/29/99)

     (f)            N/A

     (g)            Custodian Agreement (filed 2/26/96)

     (h)  (1)       Transfer Agency & Shareholder Services Agreement
                                  (filed 12/29/99)
          (2)       Investment Service Agreement (filed 2/26/96)

     (i)            Legal Opinion (filed 2/26/96)

     (j)            Consents of Auditors*

     (k)            Financial Statements included in this Registration
                    Statement:

          (1)       Part A:
                         Financial Highlights for each of the five years in the period ended October 31, 2001.*
          (2)       Part B:
                         None
          (3) Annual Report to Shareholders filed under Rule N-30D-1 on December 28, 2001***

     (m)            Rule 12b-1 Plan

          (1)       A Share Plan (filed 12/14/95)
          (2)       B Share Plan (filed 12/14/95)
          (3)       C Share Plan (filed 12/29/99)
          (4)       R Share Plan (filed 12/14/95)

     (o)            Rule 18f-3 Plan (filed 12/29/99)

     (p)            Code of Ethics

          (1)       Principal Management Corporation (filed 2/28/2000)
          (2)       Invista Capital Management (filed 2/28/2000)

*    Filed herein.
**   To be filed by amendment.
***  Incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          b. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          c.   PFG DO Brasil LTDA (Brazil) a Brazilian holding company.

          d. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          e. ING/Principal Pensions Co., Ltd. (Japan) a Japan company who engages in the management, investment and administration of financial assets and any services incident thereto.

          f. Principal Financial Services (Australia), Inc. (an Iowa holding company) formed to facilitate the acquisition of the Australian business of BT Australia.

          g. Principal Financial Services (NZ), Inc. (an Iowa holding company) formed to facilitate the acquisition of the New Zealand business of BT Australia.

          h. Principal Capital Management (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          i. Principal Capital Management (Europe) Limited a United Kingdom company that engages in European representation and distributor of the Principal Investments Funds.

          j. Principal Capital Management (Ireland) Limited an Ireland company that engages in fund management.

          k. Principal Financial Group Investments (Australia) Pty Limited an Australia holding company.

          l. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          m.   Principal International Holding Company, LLC

          n.   Principal International de Chile, S.A. (Chile) a holding company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary 42% owned by PFG DO Brasil LTDA

          a.   Brasilprev    Previdencia   Privada    S.A. (Brazil)  a   pension
               fund company.

          Subsidiary wholly-owned by Principal Financial Group (Mauritius) Ltd.

          a. IDBI Principal Asset Management Company (India) a India asset management company.

          b. IDBI-Principal Trustee Company Limited (India) a trustee for mutual funds.

          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a. Principal Financial Group (Australia) Holdings Pty Ltd. an Australian holding company organized in connection with the contemplated acquisition of BT Australia Funds Management.

          Subsidiary wholly-owned by Principal Financial Group (Australia) Holdings Pty Ltd.

          a.   BT Financial Group Pty Ltd. (Australia) a holding company.

          Subsidiary  wholly-owned by BT Financial Group PTY Ltd.:

          a.   BT  Investments   (Australia)   Limited  a  company   engaged  in
               institutional and retail money management.

          Subsidiary wholly-owned by BT Investments (Australia) Limited:

          a. BT Australia (Holdings) Pty Ltd (Australia) a commercial and investment banking and asset management company.

          Subsidiaries wholly-owned by BT Australia (Holdings) PTY Ltd.:

          a. BT Life Limited an Australia company engaged in commercial and investment linked life insurance policies.

          b. BT Funds Management Limited an Australia company engaged in institutional and retail money management.

          c. BT Securities Limited an Australia company that engages in loan finance secured against share and managed fund portfolios.

          d. BT Portfolio Services Limited an Australia company that engages in processing and transaction services for financial planners and financial intermediaries.

          e. BT Australia Corporate Services Pty Limited an Australia holding company for internal service companies.

          f.   QV1 Pty Limited an Australia company.

          g. Principal Capital Global Investors Limited (Australia) a company who manages international funds (New Zealand, Singapore, Asia, North America and and United Kingdom).

          Subsidiaries wholly-owned by BT Funds Management Limited

          a. BT Tactical Asset Management Pty Limited an Australia company that engages in management of futures positions.

          b. Oniston Pty Ltd an Australia company that is a financial services investment vehicle.

          c. BT Finance & Investments Pty Ltd an Australia trustee of wholesale cash management trust.

          Subsidiaries organized and wholly-owned by BT Australia Corporate Services Pty Limited:

          a. BT Finance Pty Limited an Australia provider of finance by loans and leases.

          b. Chifley Services Pty Limited an Australia company that engages in staff car leasing management.

          c. BT Nominees Pty Limited an Australia company that operates as a trustee of staff superannuation fund (pension plan).

          Subsidiary organized and wholly-owned by BT Securities Limited:

          a.   BT (Queensland) Pty Limited an Australia trustee company.

          Subsidiary  organized and wholly-owned by Principal Financial Services
          (NZ), Inc.

          a.   BT Financial Group (NZ) Limited a New Zealand holding company.

          Subsidiary  organized and  wholly-owned  by BT Financial Group (NZ)
          Limited:

          a.   BT Funds Management (NZ) Limited a New Zealand funds manager.

          Subsidiary organized and wholly-owned by Principal Financial Group Investments (Australia) Pty Limited:

          a.   Principal Hotels Holdings Pty Ltd. a holding company.

          Subsidiary organized and wholly-owned by Principal Hotels Holdings Pty Ltd.:

          a.   Principal Hotels Australia Pty Ltd. a holding company.

          Subsidiary organized and wholly-owned by Principal Hotels Australia Pty Ltd.:

          a. BT Hotel Limited an Australia corporation, which is the hotel operating/managing company of the BT Hotel Group.

          Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities:

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.06% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Blue Chip Fund, Inc.(a Maryland Corporation) 0.08% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Bond Fund, Inc.(a Maryland Corporation) 0.10% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Capital Value Fund, Inc. (a Maryland Corporation) 31.71% of outstanding shares owned by Principal Life Insurance
               Company  (including   subsidiaries  and  affiliates)on  February
               5, 2002.

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 7.17% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal European Equity Fund, Inc. (a Maryland Corporation) 61.85% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.21% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.05% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal High Yield Fund, Inc. (a Maryland Corporation) 6.27% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 29.50% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal International Fund, Inc. (a Maryland Corporation) 25.63% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal   International   SmallCap   Fund,   Inc.  (a  Maryland
               Corporation) 6.52% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Limited Term Bond Fund, Inc. (a Maryland Corporation) 6.59% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal   LargeCap   Stock   Index   Fund,   Inc.  (a  Maryland
               Corporation) 3.94% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.04% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal Pacific Basin Fund, Inc. (a Maryland Corporation) 65.19% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal  Partners   Equity  Growth  Fund,  Inc.(a  Maryland
               Corporation) 2.31% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal   Partners   LargeCap  Blend  Fund,   Inc.(a  Maryland
               Corporation) 30.78% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal   Partners   LargeCap  Growth  Fund,   Inc.(a  Maryland
               Corporation) 14.70% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal   Partners   LargeCap  Value  Fund,   Inc.(a  Maryland
               Corporation) 29.22% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal   Partners   MidCap   Growth  Fund,   Inc.(a   Maryland
               Corporation) 9.34% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal   Partners  SmallCap  Growth  Fund,   Inc.(a  Maryland
               Corporation) 42.28% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal Real Estate Fund, Inc. (a Maryland Corporation) 39.99% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal SmallCap Fund, Inc.(a Maryland Corporation) 0.12% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Investors Fund, Inc.(a Maryland Corporation) 100.00% of
               shares   outstanding  of  the   International   Emerging  Markets
               Portfolio, 50.08% of the shares outstanding of the International Securities Portfolio,
               38.40% of shares outstanding of the Balanced Fund,
               26.69% of shares outstanding of the Bond & Mortgage Securitites Fund,
               85.41% of shares outstanding of the Capital Preservation Fund, 82.50% of shares outstanding of the European Fund,
               37.50% of shares outstanding of the Governement Securities Fund,
               75.57%   of   shares    outstanding    of   the   High    Quality
               Intermediate-Term Bond Fund,
               80.79% of shares outstanding of the High Quality Long-Term Bond Fund,
               55.30% of shares outstanding of the High Quality Short-Term Bond Fund,
               75.51% of shares outstanding of the International Emerging Markets Fund,
               28.26% of shares outstanding of the International Fund I, 62.81% of shares outstanding of the International Fund II, 69.96% of shares outstanding of the International SmallCap Fund, 41.97% of shares outstanding of the LargeCap Blend Fund, 31.11% of shares outstanding of the LargeCap Growth Fund, 10.52% of shares outstanding of the LargeCap S&P 500 Index Fund, 34.83% of shares outstanding of the LargeCap Value Fund, 0.99% of shares outstanding of the LifeTime 2010 Fund, 1.01% of shares outstanding of the LifeTime 2020 Fund, 1.10% of shares outstanding of the LifeTime 2030 Fund, 2.43% of shares outstanding of the LifeTime 2040 Fund, 3.55% of shares outstanding of the LifeTime 2050 Fund, 3.64% of shares outstanding of the LifeTime Strategic Income Fund,
               50.72% of shares outstanding of the MidCap Blend Fund, 49.65% of shares outstanding of the MidCap Growth Fund, 41.33% of shares outstanding of the MidCap S&P 400 Index Fund, 41.87% of shares outstanding of the MidCap Value Fund, 27.02% of shares outstanding of the Money Market Fund, 97.19% of shares outstanding of the Pacific Basin Fund, 12.38% of shares outstanding of the Partners LargeCap Blend Fund, 9.15% of shares outstanding of the Partners LargeCap Growth Fund I,
               54.03% of shares outstanding of the Partners LargeCap Growth Fund II,
               9.14% of shares outstanding of the Partners LargeCap Value Fund, 61.25% of shares outstanding of the Partners MidCap Blend Fund, 70.29% of shares outstanding of the Partners MidCap Growth Fund, 46.25% of shares outstanding of the Partners MidCap Value Fund, 33.70% of shares outstanding of the Partners SmallCap Growth Fund I,
               77.22% of shares outstanding of the Partners SmallCap Growth Fund II,
               25.18% of shares outstanding of the Partners SmallCap Value Fund, 43.39% of shares outstanding of the Real Estate Fund, 48.97% of shares outstanding of the SmallCap Blend Fund, 48.58% of shares outstanding of the SmallCap Growth Fund, 63.24% of shares outstanding of the SmallCap S&P 600 Index Fund, 54.71% of shares outstanding of the SmallCap Value Fund, 36.57% of shares outstanding of the Technology Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.07% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Utilities Fund, Inc. (a Maryland Corporation) 0.07% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on February 5, 2002: Asset Allocation, Balanced, Blue Chip, Bond, Capital Value, Equity Growth (f/k/a Aggressive Growth), Government Securities, Growth, High Yield, International, International Emerging Markets, International SmallCap, LargeCap Growth, LargeCap Growth Equity, LargeCap Stock Index, MicroCap, MidCap, MidCap Growth, MidCap Growth Equity, MidCap Value, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value, and Utilities.

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          b. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          c. Principal Capital Management, LLC (a Delaware Corporation) a limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          d. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          e. Executive Benefit Services, Inc. (North Carolina) marketing, sales and administration of executive employee benefit services.

          Subsidiaries wholly-owned by Principal Capital Management, LLC:

          a. Principal Enterprise Capital, LLC (a Delaware Corporation) a company engaged in portfolio management on behalf of institutional clients for structuring, underwriting and management of entity-level investments in real estate operating companies (REOCs).

          b. Principal Commercial Acceptance, LLC (a Delaware Corporation) a limited liability company that provides private market bridge financing and other secondary market opportunities.

          c.   Principal  Capital  Real  Estate   Investors,   LLC  (a  Delaware
               Corporation) a registered investment advisor.

          d. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the structuring, warehousing, securitization and sale of commercial mortgage-backed securities.

          e.   Principal  Capital  Income  Investors,  LLC  a  Delaware  limited
               liability   company  which  provides   investment  and  financial
               services.

          f. Principal Capital Futures Trading Advisor, LLC a Delaware funds management limited liability company.

          g. Spectrum Asset Management, Inc. (Connecticut) A corporation specializing in all aspects of the preferred market including portfolio management, risk management and trading.

          h. Invista Capital Management, LLC (an Delaware Corporation) a limited liability company which is a registered investment adviser.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          b. Patrician Associates, Inc. (a California Corporation) a real estate development company.

          c. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

          d. Principal Development Associates, Inc. (a California Corporation) a real estate development company.

          e. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

          f.   Equity FC,  Ltd.  (an Iowa  Corporation)  engaged  in  investment
               transactions,   including   limited   partnerships   and  limited
               liability companies.

          g. HealthRisk Resource Group, Inc. (an Iowa Corporation) a general business corporation that engages in investment transactions, including limited partnerships and limited liability companies

          h. Principal Residential Mortgage, Inc. (an Iowa Corporation) a full service mortgage banking company that makes and services a wide variety of loan types on a nationwide basis.

          i. Principal Asset Markets, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          j. Principal Portfolio Services, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          k. The Admar Group, Inc. (a Florida Corporation) a national managed care service organization that develops and manages preferred provider organizations.

          l. Preferred Product Network, Inc. (a Delaware corporation) an insurance broker.

          m. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          n. Dental-Net, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          o. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

          p. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that administers individual and group retirement plans for stock brokerage firm clients and mutual fund distributors.

          q. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          r. Principal Investors Corporation (a New Jersey Corporation) a corporation which is currently inactive.

          s. InSource Group,LLC (Delaware) a limited liability company engaged in marketing products for companies of the Principal Financial Group, Inc.

          t. Principal Generation Plant, LLC an inactive Delaware limited liability company.

          u.   Principal        Delaware       Name       Holding       Company,
               Inc.(Delaware) a corporation which is currently inactive.

          v. Principal Spectrum Associates, Inc. (California) a corporation which engages in real estate joint venture transactions with developers.

          Subsidiary wholly-owned by Invista Capital Management, LLC:

          a. Principal Capital Trust. (a Delaware Corporation) a business trust and private investment company offering non-registered units, initially, to tax-exempt entities.

         Subsidiary wholly-owned by Principal Residential Mortgage, Inc.:

          a. Principal Wholesale Mortgage, Inc. (an Iowa Corporation) a brokerage and servicer of residential mortgages.

          b. Principal Mortgage Reinsurance Company (a Vermont corporation) a mortgage reinsurance company.

          c. Principal Residential Mortgage Funding, LLC (Iowa) a full service mortgage banking company that makes and services a wide variety of loan types on a nationwide basis.

          Subsidiaries wholly-owned by The Admar Group, Inc.:

          a. Admar Corporation (a California Corporation) a managed care services organization.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. PPI Employee Benefits Corporation (a Connecticut corporation) a registered broker-dealer limited to the sale of open-end mutual funds and variable insurance products.

          c. Boston Insurance Trust, Inc. (a Massachusetts corporation) a corporation which serves as a trustee and administrator of insurance trusts and arrangements.

          Subsidiary wholly-owned by Petula Associates, Ltd.

          a. Petula Prolix Development Company (Iowa) a general business corporation involved in joint real estate ventures.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a.   Zao Principal International (a Russia Corporation) inactive.

          b.   Principal   International    Argentina,    S.A.   (an   Argentina
               corporation) a holding company that owns Argentina corporations offering annuities, group and individual insurance policies.

          c. Principal Asset Management Company (Asia) Ltd. (Hong Kong) an asset management company.

          d. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          e. Principal Trust Company (Asia) Limited (Hong Kong) (an Asia trust company).

          f. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          g.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          h.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          i.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiaries 88% owned by Principal International, Inc.:

          a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) a company that sells insurance and pension products.

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Capital Management (Asia) Limited (Hong Kong) Asian representative and distributor for the Principal Investment Funds.

          Subsidiaries wholly-owned by Principal International Argentina, S.A. (Argentina):

          a. Principal Retiro Compania de Seguros de Retiro, S.A. (Argentina) an annuity company.

          b. Principal Life Compania de Seguros, S.A. (Argentina) a life insurance company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          Subsidiary 60% owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a.   Andueza  &  Principal   Creditos   Hipotecarios  S.A.  (Chile)  a
               residential mortgage company.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V.:

          a. Siefore Principal, S.A. de C.V. (Mexico) an investment fund company.

Item 25.       Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

        (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

               1.    Was committed in bad faith; or

               2.    Was the result of active and deliberate dishonesty; or

       (ii)    The  corporate   representative  actually  received  an  improper
               personal benefit in money, property, or services; or

      (iii)    In  the  case  of  any   criminal   proceeding,   the   corporate
               representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.


Item 26.  Business or Other Connection of Investment Adviser

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who are serving as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

  *John E. Aschenbrenner        Principal         See Part B
   Director                     Financial Group

   Patricia A. Barry            Same              Counsel
   Assistant Corporate                            Principal Life Insurance
   Secretary                                      Company

  *Craig L. Bassett             Same              See Part B
   Treasurer

   Michael T. Daley             Same              Executive Vice President
   Director                                       Principal Life Insurance
                                                  Company

  *Ralph C. Eucher              Same              See Part B
   President and Director

  *Arthur S. Filean             Same              See Part B
   Sr. Vice President

   Dennis P. Francis            Same              Senior Vice President
   Director                                       Principal Life
                                                  Insurance Company

   Paul N. Germain              Same              Vice President -
   Vice President -                               Mutual Fund Operations
   Mutual Fund Operations                         Princor Financial Services
                                                  Corporation

  *Ernest H. Gillum             Same              See Part B
   Vice President - Product
   Development

   J. Barry Griswell            Same              Chairman of the Board,
   Chairman of the Board                          President and Chief Executive
   and Director                                   Officer

   Joyce N. Hoffman             Same              Senior Vice President and
   Sr. Vice President and                         Corporate Secretary
   Corporate Secretary                            Principal Life
                                                  Insurance Company

   John R. Lepley               Same              Senior Vice President -
   Senior Vice President -                        Marketing & Distribution
   Marketing & Distribution                       Princor Financial Services
                                                  Corporation

   Kelly A. Paul                Same              RIS - Business Systems Program
   Assistant Vice President -                     Manager
   Business Systems &                             Principal Life Insurance
   Technology                                     Company

  *Layne A. Rasmussen           Same              See Part B
   Controller -
   Mutual Funds

  *Michael D. Roughton          Same              See Part B
   Counsel

   James F. Sager               Same              Vice President
   Vice President                                 Princor Financial Services
                                                  Corporation

   Karen E. Shaff               Same              Senior Vice President &
   Director                                       General Counsel
                                                  Principal Life Insurance
                                                  Company

  *Jean B. Schustek             Same              See Part B
   Assistant Vice President -
   Registered Products

  *Kirk L. Tibbetts             Same              See Part B
   Senior Vice President &
   Chief Financial Officer

  *Larry D. Zimpleman           Same              See Part B
   Director

Principal Management Corporation serves as investment adviser and dividend disbursing and transfer agent for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal European Equity Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal Pacific Basin Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Growth Fund, Inc., Principal Partners LargeCap Value Fund, Inc. Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. - funds sponsored by Principal Life Insurance Company.

Item 27.       Principal Underwriters

(a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal European Equity Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Pacific Basin Fund Inc., Principal Partners Equity Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Growth Fund, Inc., Principal Partners LargeCap Value Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                 (2)
                               Positions
                               and offices
  Name and principal           with principal
  business address             underwriter

     Lindsay L. Amadeo        Assistant Director -
     The Principal            Marketing Services
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner    Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Robert W. Baehr          Marketing Services
     The Principal            Officer
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry        Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett         Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     David J. Brown           Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael T. Daley         Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Ralph C. Eucher          Director and
     The Principal            President
     Financial Group
     Des Moines, IA  50392

     Arthur S. Filean         Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Dennis P. Francis        Director
     The Principal
     Financial Group
     Des Moines, IA  50392

     Paul N. Germain          Vice President -
     The Principal            Mutual Fund Operations
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum         Vice President -
     The Principal            Product Development
     Financial Group
     Des Moines, IA 50392

     J. Barry Griswell        Director and
     The Principal            Chairman of the
     Financial Group          Board
     Des Moines, IA 50392

     Susan R. Haupts          Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Joyce N. Hoffman         Sr. Vice President and
     The Principal            Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss       Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Kraig L. Kuhlers         Regional Sales Director
     The Principal
     Financial Group
     Des Moines, IA  50392

     John R. Lepley           Senior Vice
     The Principal            President - Marketing
     Financial Group          and Distribution
     Des Moines, IA 50392

     Kelly A. Paul            Assistant Vice President -
     The Principal            Business Systems and Technology
     Financial Group
     Des Moines, IA 50392

     Elise M. Pilkington      Assistant Director -
     The Principal            Retirement Consulting
     Financial Group
     Des Moines, IA  50392

     Martin R. Richardson     Operations Officer -
     The Principal            Broker/Dealer Services
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton      Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     James F. Sager           Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jean B. Schustek         Assistant Vice President -
     The Principal            Registered Products
     Financial Group
     Des Moines, IA  5092

     Kyle R. Selberg          Vice President-Marketing
     The Principal
     Financial Group
     Des Moines, IA 50392

     Karen E. Shaff           Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg        Assistant Vice President and
     The Principal            Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Paul D. Steingreaber     Director of National Sales
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jamie K. Stenger         Assistant Director - Compliance
     The Principal Financial
     Group

     Kirk L. Tibbetts         Senior Vice President and
     The Principal            Chief Financial Officer
     Financial Group
     Des Moines, IA 50392

     Larry D. Zimpleman       Director
     The Principal
     Financial Group
     Des Moines, IA  50392

               (c)    Inapplicable.


Item 28.       Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 29.       Management Services

               Inapplicable.

Item 30.       Undertakings

               Indemnification

     Reference is made to Item 27 above, which discusses circumstances under which directors and officers of the Registrant shall be indemnified by the Registrant against certain liabilities and expenses incurred by them by reason of being a director or officer of the Registrant.

     Notwithstanding the provisions of Registrant's Articles of Incorporation and Bylaws, the Registrant hereby makes the following undertaking:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant, in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of the Registrant, in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

               Shareholder Communications

     Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications

               Delivery of Annual Report to Shareholders

     The registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 25th day of February, 2002.


                                      Principal Capital Value Fund, Inc.

                                                  (Registrant)



                                       By          /s/ R. C. Eucher
                                          ______________________________________
                                                  R. C. Eucher
                                                  President and Director


Attest:


/s/ A. S. Filean
______________________________________
A. S. Filean
Senior Vice President and Secretary


     Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                         Title                          Date



/s/ R. C. Eucher
_____________________________      President and Director      February 25, 2002
R. C. Eucher                       (Principal Executive        _________________
                                   Officer)


   (L. D. Zimpleman)*
_____________________________      Director and                February 25, 2002
L. D. Zimpleman                    Chairman of the Board       _________________


/s/K. L. Tibbetts
_____________________________      Senior Vice President and   February 25, 2002
K. L. Tibbetts                     Chief Financial Officer     _________________
                                   (Principal Financial
                                   and Accounting Officer)


   (J. D. Davis)*
_____________________________      Director                    February 25, 2002
J. D. Davis                                                    _________________


   (P. A. Ferguson)*
_____________________________      Director                    February 25, 2002
P. A. Ferguson                                                 _________________


   (R. W. Gilbert)*
_____________________________      Director                    February 25, 2002
R. W. Gilbert                                                  _________________


   (W. C. Kimball)*
_____________________________      Director                    February 25, 2002
W. C. Kimball                                                  _________________


   (B. A. Lukavsky)*
_____________________________      Director                    February 25, 2002
B. A. Lukavsky                                                 _________________


                                        *By    /s/ R. C. Eucher
                                           _____________________________________
                                           R. C. Eucher
                                           President and Director

                                           Pursuant to Powers of Attorney
                                           Previously Filed or Included

                                POWER OF ATTORNEY

The undersigned hereby constitutes and appoints R. C. Eucher, M. D. Roughton, E.
H. Gillum and A. S. Filean and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open-end management investment companies currently organized or to be organized in the future which are sponsored by Principal Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 25th day of February, 2002.


                                                      /s/ Larry D. Zimpleman
                                                    ___________________________
                                                    L. D. Zimpleman